UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD aBBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 11/30/2013

Item 1:	Report(s) to Shareholders.

2 0 1 3

L O R D  A B B E T T

A N N U A L

R E P O R T

Lord Abbett

Diversified Equity Strategy Fund

Multi-Asset Balanced Opportunity Fund*

Multi-Asset Growth Fund**

Multi-Asset Income Fund***

For the fiscal year ended November 30, 2013

* Formerly, Balanced Strategy Fund

** Formerly, Growth & Income Strategy Fund

*** Formerly, Diversified Income Strategy Fund

1	A Letter to Shareholders

8	Investment Comparisons

16	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation

Schedules of Investments:

21	Diversified Equity Strategy Fund

22	Multi-Asset Balanced Opportunity Fund

23	Multi-Asset Growth Fund

25	Multi-Asset Income Fund

28	Statements of Assets and Liabilities

32	Statements of Operations

34	Statements of Changes in Net Assets

38	Financial Highlights

68	Notes to Financial Statements

86	Report of Independent Registered Public Accounting Firm

87	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Diversified Equity Strategy Fund,

Lord Abbett Multi-Asset Balanced Opportunity Fund,

Lord Abbett Multi-Asset Growth Fund,

and Lord Abbett Multi-Asset Income Fund

Annual Report

For the fiscal year ended November 30, 2013

Daria L. Foster, Trustee, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended November 30, 2013. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

Diversified Equity Strategy Fund

For the fiscal year ended November 30, 2013, the Fund returned 33.60%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the 85% Russell 3000® Index1/15% MSCI EAFE Index with Gross Dividends,2 which returned 30.80% over the same period.

For the 12-month period, domestic equity markets (as represented by the S&P 500® Index3) outperformed foreign equity markets (as represented by the MSCI EAFE Index with Gross Dividends2). Furthermore, value stocks (as represented by the Russell 3000® Value Index4) outperformed growth stocks (as represented by the Russell 3000® Growth Index5), while small cap stocks (as represented by the Russell 2000® Index6) outperformed large cap stocks (as represented by the Russell 1000® Index7) for the period.

The Fund’s investment in two domestic growth equity strategies contributed to relative performance, as both investment strategies outperformed the Fund’s benchmark and the strategies’ respective underlying benchmarks. Within the large cap growth strategy, stock selection in the information technology and consumer discretionary sectors contributed to performance relative to the strategy’s benchmark. The small cap growth strategy benefited from stock selection in the health care and information technology sectors.

A large cap core strategy underperformed its underlying benchmark and detracted from the Fund’s relative performance. Stock selection within the information technology and health care sectors detracted from relative performance within the large cap core strategy. An international core investment strategy also underperformed its underlying index and detracted from the Fund’s relative performance, as stock selection within the utilities and energy sectors detracted from performance relative to the strategy’s underlying benchmark.

Multi-Asset Balanced Opportunity Fund (formerly Balanced Strategy Fund)

For the fiscal year ended November 30, 2013, the Fund returned 18.93%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the 40% Russell 1000® Index7/35% Barclays U.S. Aggregate Bond Index8/15% BofA Merrill Lynch High Yield Master II Constrained Index9/10% MSCI EAFE Index with Gross Dividends,2 which returned 14.88% over the same period.

During the 12-month period, domestic equity markets (as represented by the S&P 500® Index3) outperformed fixed-income markets (as represented by the Barclays U.S. Aggregate Bond Index8). Domestic equity markets also outperformed foreign equity markets (as represented by the MSCI

EAFE Index with Gross Dividends2). In addition, high-yield bonds (as represented by the BofA Merrill Lynch High Yield Master II Constrained Index9) outperformed higher-quality fixed income.

Relative to the index, the Fund was well positioned across asset classes within this environment. The Fund’s overweight position in stocks contributed to performance as stocks performed better than bonds. The Fund was particularly well positioned within the fixed-income portion of the portfolio, where the Fund was underweight high-quality, interest rate-sensitive fixed income, which declined during the period as interest rates rose. Within the equity portion of the portfolio, the Fund’s underweight in U.S. equities detracted from relative performance, as U.S. stocks outperformed both bonds and international stocks. Relative performance was also negatively affected by the Fund’s exposure to emerging market currencies, as this asset class posted negative performance during the period and is not represented in the Fund’s benchmark.

In addition to favorable asset-class positioning, certain underlying investment strategies outperformed their respective indexes. Both the high-yield bond strategy and the convertible bond strategy posted performance that exceeded their respective indexes. Within the high-yield bond market, lower-quality bonds outperformed higher-quality during the period. As a result, the high-yield strategy’s overweight to ‘B’ rated credits mitigated the relative underperformance of that strategy as a Fund investment. The convertible bond strategy benefited from positive security selection within the financials and health care sectors.

Despite outperforming the Fund’s benchmark, a domestic mid cap value strategy underperformed its underlying index, thereby failing to produce further contribution to the Fund’s relative performance. Within this strategy, stock selection in the information technology and energy sectors detracted from performance relative to the underlying strategy’s index. A large cap value strategy also underperformed its underlying index. Within this strategy, stock selection in the information technology and consumer staples sectors detracted from performance relative to the underlying strategy’s index.

Multi-Asset Growth Fund (formerly Growth & Income Strategy Fund)

For the fiscal year ended November 30, 2013, the Fund returned 21.42%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the 55% Russell 1000® Index7/20% Barclays U.S. Aggregate Bond Index8/15% MSCI EAFE Index with Gross Dividends2/10% BofA Merrill Lynch High Yield Master II Constrained Index,9 which returned 20.76% over the same period.

During the 12-month period, domestic equity markets (as represented by the S&P 500® Index3) outperformed fixed-income markets (as represented by the Barclays U.S. Aggregate Bond Index8). Domestic equity markets also outperformed foreign equity markets (as represented by the MSCI EAFE Index with Gross Dividends2). In addition, high-yield bonds (as represented by the BofA Merrill Lynch High Yield Master II Constrained Index9) outperformed higher-quality fixed income.

Relative to the index, the Fund was well positioned across asset classes within this environment. The Fund’s overweight position in stocks contributed to performance as stocks performed better than bonds. The Fund was particularly well positioned within the fixed-income portion of the portfolio, where the Fund was underweight high-quality, interest rate-sensitive fixed income, which declined during the period as interest rates rose. Within the equity portion of the portfolio, the Fund’s underweight in U.S. equities detracted from relative performance, as U.S. stocks outperformed both bonds and international stocks. Relative performance was also negatively affected by the Fund’s exposure to emerging market currencies, as this asset class posted negative performance during the period and is not represented in the Fund’s benchmark.

In addition to favorable asset-class positioning, outperformance generated by certain underlying investment strategies also benefited Fund performance. Both the high-yield bond strategy and the international dividend equity strategy posted performance that exceeded their respective indexes. Within the high-yield bond market, lower-quality bonds outperformed higher-quality during the period. As a result, the high-yield strategy’s overweight to ‘B’ rated credits mitigated the relative underperformance of that strategy as a Fund investment. Within the international dividend equity strategy, stock selection within the consumer discretionary and materials sectors contributed to performance relative to the strategy’s underlying benchmark.

Despite outperforming the Fund’s benchmark, a domestic mid cap value strategy underperformed its underlying index, thereby failing to produce further contribution to the Fund’s relative performance. Within this strategy, stock selection in the information technology and energy sectors detracted from performance relative to the underlying strategy’s index. A large cap value strategy also underperformed its underlying index. Within this strategy, stock selection in the information technology and consumer staples sectors detracted from performance relative to the underlying strategy’s index.

Multi-Asset Income Fund (formerly Diversified Income Strategy Fund)

For the fiscal year ended November 30, 2013, the Fund returned 11.77%, reflecting performance at the net asset value (NAV)

of Class A shares, with all distributions reinvested, compared to its benchmark, the 50% Barclays U.S. Aggregate Bond Index8/25% BofA Merrill Lynch High Yield Master II Constrained Index9/15% Russell 1000® Index7/10% MSCI EAFE Index with Gross Dividends,2 which returned 7.96% over the same period.

During the 12-month period, domestic equity markets (as represented by the S&P 500® Index3) outperformed fixed-income markets (as represented by the Barclays U.S. Aggregate Bond Index8). Domestic equity markets also outperformed foreign equity markets (as represented by the MSCI EAFE Index with Gross Dividends2). In addition, high-yield bonds (as represented by the BofA Merrill Lynch High Yield Master II Constrained Index9) outperformed higher-quality fixed income.

Relative to the index, the Fund was well positioned across asset classes within this environment. Contributing to relative performance was the Fund’s underweight in high-quality, interest rate-sensitive fixed income, which declined during the period as interest rates rose. The Fund’s corresponding overweight in credit-sensitive fixed-income assets also contributed to relative performance, as the high-yield and convertible bond markets both performed better than the Fund’s benchmark. The Fund’s underweight in U.S. equities detracted from relative performance, as U.S. stocks outperformed both bonds and international stocks. Relative performance was also negatively affected by the Fund’s exposure to emerging market currencies, as this asset class posted negative performance during the period and is not represented in the Fund’s benchmark.

In addition to favorable asset-class positioning, certain underlying investment strategies outperformed their respective indexes. Both the high-yield bond strategy and the convertible bond strategy posted performance that exceeded their respective indexes. Within the high-yield bond market, lower-quality bonds outperformed higher-quality during the period. As a result, the high-yield strategy’s overweight to ‘B’ rated credits aided relative performance. The convertible bond strategy benefited from positive security selection within the financials and health care sectors.

Despite outperforming the Fund’s benchmark, a domestic mid cap value strategy underperformed its underlying index, thereby failing to produce a further contribution to relative performance. Within this strategy, stock selection in the information technology and energy sectors detracted from performance relative to the underlying strategy’s index. A large cap value strategy also underperformed its underlying index. Within this strategy, stock selection in the information technology and consumer staples sectors detracted from performance relative to the underlying strategy’s index.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2 The MSCI EAFE Index with Gross Dividends (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index with Gross Dividends consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI EAFE Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

3 The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

4 The Russell 3000® Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

5 The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

6 The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

7 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

8 The Barclays U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

9 The BofA Merrill Lynch High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BB-/Baa3, but are not in default. The BofA Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such waivers and expense reimbursements, each Fund’s returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of November 30, 2013. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio are actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Diversified Equity Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 85% Russell 3000® Index/15% MSCI EAFE® Index with Gross Dividends and the Lipper Multi-Cap Core Category Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During certain periods, expenses of the Fund have been waived by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2013

	1 Year	5 Years	Life of Class
Class A4	25.92%	15.87%	6.40%
Class B5	27.56%	16.21%	6.54%
Class C6	31.61%	16.44%	6.55%
Class F7	33.79%	17.47%	5.04%
Class I8	33.95%	17.60%	7.60%
Class R2[9]	33.14%	17.09%	4.79%
Class R3[10]	33.27%	17.01%	4.65%

1 Reflects the deduction of the maximum initial sales charge of 5.75%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4 Class A shares commenced operations on June 29, 2006 and performance for the Class began June 30, 2006. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2013, is calculated using the SEC-required uniform method to compute such return.

5 Class B shares commenced operations on June 29, 2006 and performance for the Class began June 30, 2006. Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for the Life of Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

6 Class C shares commenced operations on June 29, 2006 and performance for the Class began June 30, 2006. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

8 Class I shares commenced operations on June 29, 2006 and performance for the Class began on June 30, 2006. Performance is at net asset value.

9 Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10 Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Multi-Asset Balanced Opportunity Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 40% Russell 1000® Index/35% Barclays U.S. Aggregate Bond Index/15% BofA Merrill Lynch High Yield Master II Constrained Index/10% MSCI EAFE Index with Gross Dividends, and the Lipper Mixed-Asset Target Allocation Moderate Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2013

	1 Year	5 Years	10 Years	Life of Class
Class A4	16.24%	14.11%	6.45%	—
Class B5	13.14%	13.59%	6.15%	—
Class C6	17.05%	13.84%	5.99%	—
Class F7	19.12%	14.85%	—	5.06%
Class I8	19.33%	14.95%	—	6.91%
Class P9	18.76%	14.46%	6.56%	—
Class R2[10]	18.52%	14.45%	—	4.77%
Class R3[11]	18.68%	14.41%	—	4.64%

1 Reflects the deduction of the maximum initial sales charge of 5.75%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2013, is calculated using the SEC-required uniform method to compute such return.

5 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

6 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7 Class F shares commenced operations on September 7, 2007 and performance for the Class began on September 28, 2007. Performance is at net asset value.

8 Class I shares commenced operations and performance for the Class began on October 19, 2004. Performance is at net asset value.

9 Class P shares commenced operations and performance for the Class began on December 31, 2002. Performance is at net asset value.

10 Class R2 shares commenced operations on September 7, 2007 and performance for the Class began on September 28, 2007. Performance is at net asset value.

11 Class R3 shares commenced operations on September 7, 2007 and performance for the Class began on September 28, 2007. Performance is at net asset value.

Multi-Asset Growth Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 55% Russell 1000® Index/20% Barclays U.S. Aggregate Bond Index/15% MSCI EAFE Index with Gross Dividends/10% BofA Merrill Lynch High Yield Master II Constrained Index and the Lipper Mixed-Asset Target Allocation Growth Average, assuming reinvestment of all dividends and distributions. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During certain periods, expenses of the Fund have been waived by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2013

	1 Year	5 Years	Life of Class
Class A4	18.70%	15.43%	6.57%
Class B5	15.57%	14.94%	6.18%
Class C6	19.66%	15.19%	6.15%
Class F7	21.68%	16.18%	4.81%
Class I8	21.76%	16.31%	7.20%
Class P9	21.25%	15.83%	6.77%
Class R2[10]	20.99%	15.77%	4.49%
Class R3[11]	21.20%	15.75%	4.41%

1 Reflects the deduction of the maximum initial sales charge of 5.75%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4 Class A shares commenced operations on June 29, 2005 and performance for the Class began June 30, 2005. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2013, is calculated using the SEC-required uniform method to compute such return.

5 Class B shares commenced operations on June 29, 2005 and performance for the Class began June 30, 2005. Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for the Life of Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

6 Class C shares commenced operations on June 29, 2005 and performance for the Class began June 30, 2005. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

8 Class I shares commenced operations on June 29, 2005 and performance for the Class began on June 30, 2005. Performance is at net asset value.

9 Class P shares commenced operations on June 29, 2005 and performance for the Class began on June 30, 2005. Performance is at net asset value.

10 Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

11 Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Multi-Asset Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 50% Barclays U.S. Aggregate Bond Index/25% BofA Merrill Lynch High Yield Master II Constrained Index/15% Russell 1000® Index/10% MSCI EAFE Index with Gross Dividends and the Lipper Mixed-Asset Target Allocation Conservative Average, assuming reinvestment of all dividends and distributions. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2013

	1 Year	5 Years	Life of Class
Class A4	9.29%	14.48%	6.12%
Class B5	5.94%	13.95%	5.73%
Class C6	9.91%	14.19%	5.69%
Class F7	11.94%	15.21%	6.38%
Class I8	12.10%	15.32%	6.74%
Class R2[9]	11.35%	14.90%	6.14%
Class R3[10]	11.50%	14.75%	5.97%

1 Reflects the deduction of the maximum initial sales charge of 5.75%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4 Class A shares commenced operations on June 29, 2005 and performance for the Class began June 30, 2005. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2013, is calculated using the SEC-required uniform method to compute such return.

5 Class B shares commenced operations on June 29, 2005 and performance for the Class began June 30, 2005. Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for the Life of Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

6 Class C shares commenced operations on June 29, 2005 and performance for the Class began June 30, 2005. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

8 Class I shares commenced operations on June 29, 2005 and performance for the Class began on June 30, 2005. Performance is at net asset value.

9 Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10 Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 through November 30, 2013).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 6/1/13 – 11/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Diversified Equity Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/13	11/30/13	6/1/13 - 11/30/13
Class A
Actual	$1,000.00	$1,140.10	$1.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.82	$1.27
Class B
Actual	$1,000.00	$1,136.00	$5.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$5.06
Class C
Actual	$1,000.00	$1,136.20	$5.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.19	$4.91
Class F
Actual	$1,000.00	$1,140.60	$0.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.57	$0.51
Class I
Actual	$1,000.00	$1,141.80	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.07	$0.00
Class R2
Actual	$1,000.00	$1,138.40	$3.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.05	$3.04
Class R3
Actual	$1,000.00	$1,138.50	$2.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.57	$2.54

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.25% for Class A, 1.00% for Class B, 0.97% for Class C, 0.10% for Class F, 0.00% for Class I, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).
#	Does not include expenses of Underlying Funds in which Diversified Equity Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2013

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	19.97%
Lord Abbett Developing Growth Fund, Inc.-Class I	4.96%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	14.95%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	15.04%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	14.99%
Lord Abbett Securities Trust-International Core Equity Fund-Class I	12.06%
Lord Abbett Securities Trust-International Opportunities Fund-Class I	7.95%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	9.97%
Repurchase Agreement	0.11%
100.00%

*	Represents percent of total investments.

Multi-Asset Balanced Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the \relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/13	11/30/13	6/1/13 - 11/30/13
Class A
Actual	$1,000.00	$1,068.00	$1.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.47	$1.62
Class B
Actual	$1,000.00	$1,064.00	$5.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.71	$5.42
Class C
Actual	$1,000.00	$1,064.50	$5.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.78	$5.32
Class F
Actual	$1,000.00	$1,068.90	$0.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.22	$0.86
Class I
Actual	$1,000.00	$1,069.30	$0.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.72	$0.36
Class P
Actual	$1,000.00	$1,067.20	$2.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.46	$2.64
Class R2
Actual	$1,000.00	$1,066.00	$3.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.71	$3.40
Class R3
Actual	$1,000.00	$1,066.80	$2.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.89

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.32% for Class A, 1.07% for Class B, 1.05% for Class C, 0.17% for Class F, 0.07% for Class I, 0.52% for Class P, 0.67% for Class R2 and 0.57% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Balanced Opportunity Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2013

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	4.07%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	8.82%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	10.20%
Lord Abbett Investment Trust-Convertible Fund-Class I	11.51%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	4.43%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	8.26%
Lord Abbett Investment Trust-High Yield Fund-Class I	17.49%
Lord Abbett Municipal Income Fund-High Yield Municipal Bond Fund-Class I	0.99%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	14.17%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	15.25%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	4.81%
100.00%
*	Represents percent of total investments.

Multi-Asset Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/13	11/30/13	6/1/13 - 11/30/13
Class A
Actual	$1,000.00	$1,076.00	$1.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.47	$1.62
Class B
Actual	$1,000.00	$1,072.30	$5.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.71	$5.42
Class C
Actual	$1,000.00	$1,072.70	$5.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.79	$5.32
Class F
Actual	$1,000.00	$1,077.50	$0.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.22	$0.86
Class I
Actual	$1,000.00	$1,077.60	$0.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.72	$0.36
Class P
Actual	$1,000.00	$1,075.40	$2.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.56	$2.64
Class R2
Actual	$1,000.00	$1,074.30	$3.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.70	$3.50
Class R3
Actual	$1,000.00	$1,074.90	$2.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.29	$2.89

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.32% for Class A, 1.07% for Class B, 1.05% for Class C, 0.17% for Class F, 0.07% for Class I, 0.52% for Class P, 0.69% for Class R2 and 0.57% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Growth Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2013

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	7.29%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	12.26%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	10.89%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	3.99%
Lord Abbett Investment Trust-High Yield Fund-Class I	17.13%
Lord Abbett Municipal Income Fund-High Yield Municipal Bond Fund-Class I	1.91%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	18.01%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	21.96%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	5.14%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	1.39%
Repurchase Agreement	0.03%
100.00%

*	Represents percent of total investments.

Multi-Asset Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/13	11/30/13	6/1/13 - 11/30/13
Class A
Actual	$1,000.00	$1,042.50	$1.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.47	$1.62
Class B
Actual	$1,000.00	$1,038.70	$5.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.71	$5.42
Class C
Actual	$1,000.00	$1,038.30	$5.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.73	$5.37
Class F
Actual	$1,000.00	$1,042.60	$0.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.22	$0.86
Class I
Actual	$1,000.00	$1,043.90	$0.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.72	$0.36
Class R2
Actual	$1,000.00	$1,040.40	$3.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.71	$3.40
Class R3
Actual	$1,000.00	$1,041.20	$2.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.89

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.32% for Class A, 1.07% for Class B, 1.06% for Class C, 0.17% for Class F, 0.07% for Class I, 0.67% for Class R2 and 0.57% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Income Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2013

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	1.86%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	0.63%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	4.98%
Lord Abbett Investment Trust-Convertible Fund-Class I	11.98%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	4.44%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	8.29%
Lord Abbett Investment Trust-High Yield Fund-Class I	27.48%
Lord Abbett Municipal Income Fund-High Yield Municipal Bond Fund-Class I	1.23%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	9.03%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	5.51%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	24.35%
Repurchase Agreement	0.22%
100.00%

*	Represents percent of total investments.

Schedule of Investments

DIVERSIFIED EQUITY STRATEGY FUND November 30, 2013

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.81%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,405,980	$52,554
Lord Abbett Developing Growth Fund, Inc.-Class I*(c)	472,562	13,043
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)	2,661,016	39,330
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(d)	1,913,999	39,581
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	1,437,277	39,439
Lord Abbett Securities Trust-International Core Equity Fund-Class I(f)	2,225,700	31,738
Lord Abbett Securities Trust-International Opportunities Fund-Class I(g)	1,195,860	20,916
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(g)	1,288,773	26,227
Total Investments in Underlying Funds (cost $200,295,849)		262,828

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.11%

Repurchase Agreement
Repurchase Agreement dated 11/29/2013, Zero Coupon due 12/2/2013 with State Street Bank and Trust Co. collateralized by $325,000 of Federal National Mortgage Assoc. at 2.14% due 11/07/2022; value: $300,689 proceeds: $291,096 (cost $291,096)	$291	$291
Total Investments in Securities 99.92% (cost $200,586,945)		263,119
Other Assets in Excess of Liabilities 0.08%		223
Net Assets 100.00%		$263,342

*	Non-income producing security.
(a)	Affiliated issuers (See Note 9).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is to seek capital appreciation.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$262,828	$—	$—	$262,828
Repurchase Agreement	—	291	—	291
Total	$262,828	$291	$—	$263,119

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the fiscal year ended November 30, 2013.

See Notes to Financial Statements.	21

Schedule of Investments

MULTI-ASSET BALANCED OPPORTUNITY FUND (formerly, BALANCED STRATEGY FUND) November 30, 2013

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.98%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	4,693,534	$72,421
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	7,501,426	156,780
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	8,946,428	181,255
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	14,930,608	204,699
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(e)	7,312,511	78,829
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(f)	23,492,987	146,831
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	38,485,186	310,960
Lord Abbett Municipal Income Fund-High Yield Municipal Bond Fund-Class I(h)	1,605,789	17,519
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(i)	27,769,979	251,874
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(j)	11,992,341	271,027

Investments	Shares	Fair Value (000)
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(k)	18,721,978	$85,559
Total Investments in Underlying Funds (cost $1,567,674,072)		1,777,754
Cash and Other Assets in Excess of Liabilities 0.02%		364
Net Assets 100.00%		$1,778,118

(a)	Affiliated issuers (See Note 9).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of income exempt from federal income tax.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(k)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,777,754	$—	$—	$1,777,754
Total	$1,777,754	$—	$—	$1,777,754

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the fiscal year ended November 30, 2013.

22	See Notes to Financial Statements.

Schedule of Investments

MULTI-ASSET GROWTH FUND (formerly, GROWTH & INCOME STRATEGY FUND) November 30, 2013

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.90%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	4,646,216	$71,691
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	5,766,156	120,512
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	5,287,007	107,115
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	3,636,109	39,197
Lord Abbett Investment Trust-High Yield Fund-Class I(e)	20,842,042	168,404
Lord Abbett Municipal Income Fund-High Yield Municipal Bond Fund-Class I(f)	1,720,001	18,765
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(g)	19,525,816	177,099
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(h)	9,557,114	215,991
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(i)	11,067,377	50,578
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(j)	672,772	13,691
Total Investments in Underlying Funds (cost $869,851,071)		983,043

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.03%

Repurchase Agreement
Repurchase Agreement dated 11/29/2013, Zero Coupon due 12/2/2013 with State Street Bank and Trust Co. collateralized by $325,000 of Federal National Mortgage Assoc. at 2.14% due 11/7/2022; value: $300,689; proceeds: $290,841 (cost $290,841)	$291	$291
Total Investments in Securities 99.93% (cost $870,141,912)		983,334
Other Assets in Excess of Liabilities 0.07%		644
Net Assets 100.00%		$983,978

*	Non-income producing security.
(a)	Affiliated issuers (See Note 9).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek a high level of income exempt from federal income tax.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(j)	Fund investment objective is long-term capital appreciation.

See Notes to Financial Statements.	23

Schedule of Investments (concluded)

MULTI-ASSET GROWTH FUND (formerly, GROWTH & INCOME STRATEGY FUND) November 30, 2013

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$983,043	$—	$—	$983,043
Repurchase Agreement	—	291	—	291
Total	$983,043	$291	$—	$983,334

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the fiscal year ended November 30, 2013.

24	See Notes to Financial Statements.

Schedule of Investments

MULTI-ASSET INCOME FUND (formerly, DIVERSIFIED INCOME STRATEGY FUND) November 30, 2013

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)99.28%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	1,556,417	$24,016
Lord Abbett Equity Trust- Calibrated Large Cap Value Fund-Class I(c)	388,375	8,117
Lord Abbett Equity Trust- Calibrated Mid Cap Value Fund-Class I(c)	3,174,441	64,314
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	11,287,985	154,758
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(e)	5,318,843	57,337
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(f)	17,132,826	107,080
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	43,940,641	355,040
Lord Abbett Municipal Income Fund-High Yield Municipal Bond Fund-Class I(h)	1,454,439	15,868
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(i)	12,869,903	116,730
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(j)	3,154,278	71,287
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(k)	68,837,720	314,588
Total Investments in Underlying Funds (cost $1,239,871,506)		1,289,135

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.22%

Repurchase Agreement
Repurchase Agreement dated 11/29/2013, Zero Coupon due 12/2/2013 with Fixed Income Clearing Corp. collateralized by $2,785,000 of Federal Home Loan Bank at 5.25% due 6/18/2014; value: $2,927,731; proceeds: $2,868,602 (cost $2,868,602)	$2,869	$2,869
Total Investments in Securities 99.50% (cost $1,242,740,108)		1,292,004
Cash and Other Assets in Excess of Liabilities 0.50%		6,450
Net Assets 100.00%		$1,298,454

(a)	Affiliated issuers (See Note 9).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of income exempt from federal income tax.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(k)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

See Notes to Financial Statements.	25

Schedule of Investments (concluded)

MULTI-ASSET INCOME FUND (formerly, DIVERSIFIED INCOME STRATEGY FUND) November 30, 2013

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,289,135	$—	$—	$1,289,135
Repurchase Agreement	—	2,869	—	2,869
Total	$1,289,135	$2,869	$—	$1,292,004

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the fiscal year ended November 30, 2013.

26	See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Assets and Liabilities

November 30, 2013

	Diversified Equity Strategy Fund	Multi-Asset Balanced Opportunity Fund*
ASSETS:
Investments in securities, at cost	$200,586,945	$1,567,674,072
Investments in securities, at fair value	$263,118,885	$1,777,753,869
Cash	—	51,350
Receivables:
Dividends	—	2,538,225
Capital shares sold	525,736	2,415,738
From affiliates (See Note 3)	53,339	237,907
Prepaid expenses and other assets	36,206	93,222
Total assets	263,734,166	1,783,090,311
LIABILITIES:
Payables:
Investment in Underlying Funds purchased	191,096	2,453,562
Capital shares reacquired	73,697	1,411,912
12b-1 distribution fees	41,357	523,645
Trustees’ fees	11,402	164,925
Management fee	—	101,496
Accrued expenses and other liabilities	74,498	317,156
Total liabilities	392,050	4,972,696
NET ASSETS	$263,342,116	$1,778,117,615
COMPOSITION OF NET ASSETS:
Paid-in capital	$184,749,136	$1,587,009,077
Undistributed net investment income	5,337,164	19,858,074
Accumulated net realized gain (loss) on investments and futures contracts	10,723,876	(38,829,333)
Net unrealized appreciation on investments	62,531,940	210,079,797
Net Assets	$263,342,116	$1,778,117,615

28	See Notes to Financial Statements.

Statements of Assets and Liabilities (continued)

November 30, 2013

	Diversified Equity Strategy Fund	Multi-Asset Balanced Opportunity Fund*

Net assets by class:
Class A Shares	$162,518,851	$1,366,008,621
Class B Shares	$7,939,970	$43,224,020
Class C Shares	$63,087,288	$270,357,954
Class F Shares	$3,904,762	$25,465,138
Class I Shares	$16,586,339	$35,743,842
Class P Shares	—	$1,537,573
Class R2 Shares	$659,171	$1,861,523
Class R3 Shares	$8,645,735	$33,918,944
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	7,260,891	109,892,120
Class B Shares	362,660	3,478,509
Class C Shares	2,887,133	21,839,720
Class F Shares	174,372	2,050,022
Class I Shares	735,922	2,876,715
Class P Shares	—	124,110
Class R2 Shares	29,575	147,531
Class R3 Shares	389,465	2,733,251
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$22.38	$12.43
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75% and 2.25%, respectively)	$23.75	$12.72
Class B Shares-Net asset value	$21.89	$12.43
Class C Shares-Net asset value	$21.85	$12.38
Class F Shares-Net asset value	$22.39	$12.42
Class I Shares-Net asset value	$22.54	$12.43
Class P Shares-Net asset value	—	$12.39
Class R2 Shares-Net asset value	$22.29	$12.62
Class R3 Shares-Net asset value	$22.20	$12.41
*	Formerly, Balanced Strategy Fund.

See Notes to Financial Statements.	29

Statements of Assets and Liabilities (continued)

November 30, 2013

	Multi-Asset Growth Fund*	Multi-Asset Income Fund**
ASSETS:
Investments in securities, at cost	$870,141,912	$1,242,740,108
Investments in securities, at fair value	$983,334,289	$1,292,004,276
Cash	—	90
Receivables:
Dividends	1,227,658	3,249,582
Capital shares sold	1,821,778	10,871,709
From affiliates (See Note 3)	146,683	215,028
Prepaid expenses and other assets	55,372	109,115
Total assets	986,585,780	1,306,449,800
LIABILITIES:
Payables:
Investment in Underlying Funds purchased	1,226,960	5,911,085
Capital shares reacquired	792,318	1,294,929
12b-1 distribution fees	284,554	466,128
Trustees’ fees	49,640	31,097
Management fee	56,119	71,687
Accrued expenses and other liabilities	197,795	221,370
Total liabilities	2,607,386	7,996,296
NET ASSETS	$983,978,394	$1,298,453,504
COMPOSITION OF NET ASSETS:
Paid-in capital	$829,223,603	$1,219,441,378
Undistributed net investment income	18,038,515	4,286,784
Accumulated net realized gain on investments and futures contracts	23,523,899	25,461,174
Net unrealized appreciation on investments	113,192,377	49,264,168
Net Assets	$983,978,394	$1,298,453,504

30	See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

November 30, 2013

	Multi-Asset Growth Fund*	Multi-Asset Income Fund**
Net assets by class:
Class A Shares	$748,409,348	$614,499,318
Class B Shares	$27,109,910	$8,180,619
Class C Shares	$161,590,670	$397,034,558
Class F Shares	$16,769,078	$264,414,251
Class I Shares	$10,957,496	$4,530,514
Class P Shares	$3,539	—
Class R2 Shares	$149,482	$968,842
Class R3 Shares	$18,988,871	$8,825,402
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	39,339,708	38,436,292
Class B Shares	1,434,573	505,974
Class C Shares	8,556,166	24,550,688
Class F Shares	881,698	16,542,094
Class I Shares	573,748	284,636
Class P Shares	185.28	—
Class R2 Shares	7,756	59,392
Class R3 Shares	1,000,485	551,860
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$19.02	$15.99
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$19.46	$16.36
Class B Shares-Net asset value	$18.90	$16.17
Class C Shares-Net asset value	$18.89	$16.17
Class F Shares-Net asset value	$19.02	$15.98
Class I Shares-Net asset value	$19.10	$15.92
Class P Shares-Net asset value	$19.10	—
Class R2 Shares-Net asset value	$19.27	$16.31
Class R3 Shares-Net asset value	$18.98	$15.99
*	Formerly, Growth & Income Strategy Fund.
**	Formerly, Diversified Income Strategy Fund.

See Notes to Financial Statements.	31

Statements of Operations

For the Year Ended November 30, 2013

	Diversified Equity Strategy Fund	Multi-Asset Balanced Opportunity Fund*
Investment income:
Dividends received from Underlying Funds	$2,432,561	$51,837,167
Interest and other	24	573
Total investment income	2,432,585	51,837,740
Expenses:
Management fee	219,606	1,607,747
12b-1 distribution plan-Class A	335,440	3,127,961
12b-1 distribution plan-Class B	74,708	467,046
12b-1 distribution plan-Class C	507,596	2,225,264
12b-1 distribution plan-Class F	3,301	15,007
12b-1 distribution plan-Class P	—	6,442
12b-1 distribution plan-Class R2	4,577	9,586
12b-1 distribution plan-Class R3	36,146	148,219
Shareholder servicing	389,521	2,017,491
Professional	33,050	37,622
Reports to shareholders	20,590	140,936
Custody	9,030	27,613
Trustees’ fees	7,422	54,686
Registration	90,073	167,363
Other	13,011	31,601
Gross expenses	1,744,071	10,084,584
Expense reductions (See Note 8)	(164)	(1,484)
Expenses assumed by Underlying Funds (See Note 3)	(562,533)	(2,475,828)
Management fee waived (See Note 3)	(219,606)	(581,175)
Net expenses	961,768	7,026,097
Net investment income	1,470,817	44,811,643
Net realized and unrealized gain:
Capital gain distributions received from Underlying Funds	12,517,018	32,112,737
Net realized gain on investments in Underlying Funds	14,458,595	57,430,004
Net realized loss on futures contracts	—	(96,955)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	34,019,679	137,877,651
Net realized and unrealized gain	60,995,292	227,323,437
Net Increase in Net Assets Resulting From Operations	$62,466,109	$272,135,080
*	Formerly, Balanced Strategy Fund.

32	See Notes to Financial Statements.

Statements of Operations (concluded)

For the Year Ended November 30, 2013

	Multi-Asset Growth Fund*	Multi-Asset Income Fund**
Investment income:
Dividends received from Underlying Funds	$27,380,097	$35,192,234
Interest and other	18	108
Total investment income	27,380,115	35,192,342
Expenses:
Management fee	878,272	871,243
12b-1 distribution plan-Class A	1,703,296	1,142,952
12b-1 distribution plan-Class B	276,666	82,122
12b-1 distribution plan-Class C	1,298,850	2,628,162
12b-1 distribution plan-Class F	9,126	130,391
12b-1 distribution plan-Class P	65	—
12b-1 distribution plan-Class R2	1,456	5,286
12b-1 distribution plan-Class R3	82,839	37,310
Shareholder servicing	1,234,399	845,153
Professional	35,219	34,875
Reports to shareholders	86,581	76,387
Custody	19,703	19,547
Trustees’ fees	29,756	28,456
Registration	131,899	200,417
Other	21,785	20,444
Gross expenses	5,809,912	6,122,745
Expense reductions (See Note 8)	(695)	(842)
Expenses assumed by Underlying Funds (See Note 3)	(1,558,647)	(1,224,436)
Management fee waived (See Note 3)	(317,056)	(306,283)
Net expenses	3,933,514	4,591,184
Net investment income	23,446,601	30,601,158
Net realized and unrealized gain:
Capital gain distributions received from Underlying Funds	20,177,184	10,374,419
Net realized gain on investments in Underlying Funds	49,312,834	24,707,384
Net realized loss on futures contracts	(53,554)	(117,149)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	73,190,170	26,977,816
Net realized and unrealized gain	142,626,634	61,942,470
Net Increase in Net Assets Resulting From Operations	$166,073,235	$92,543,628
*	Formerly, Growth & Income Strategy Fund.
**	Formerly, Diversified Income Strategy Fund.

See Notes to Financial Statements.	33

Statements of Changes in Net Assets

	Diversified Equity Strategy Fund
	For the Year Ended	For the Year Ended
INCREASE IN NET ASSETS	November 30, 2013	November 30, 2012
Operations:
Net investment income	$1,470,817	$875,934
Capital gains distributions received from Underlying Funds	12,517,018	3,294,391
Net realized gain (loss) on investments in Underlying Funds	14,458,595	(326,348)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	34,019,679	13,334,569
Net increase in net assets resulting from operations	62,466,109	17,178,546
Distributions to shareholders from:
Net investment income
Class A	(982,419)	(632,890)
Class B	(7,194)	—
Class C	(87,260)	—
Class F	(28,802)	(38,918)
Class I	(139,161)	(20,003)
Class P	(1,201)	(504)
Class R2	(4,237)	(1,452)
Class R3	(38,309)	(15,326)
Total distributions to shareholders	(1,288,583)	(709,093)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	74,383,985	57,987,656
Reinvestment of distributions	1,124,794	612,034
Cost of shares reacquired	(53,185,244)	(65,708,744)
Net increase (decrease) in net assets resulting from capital share transactions	22,323,535	(7,109,054)
Net increase in net assets	83,501,061	9,360,399
NET ASSETS:
Beginning of year	$179,841,055	$170,480,656
End of year	$263,342,116	$179,841,055
Undistributed net investment income	$5,337,164	$194,750

34	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Multi-Asset Balanced Opportunity Fund*
	For the Year Ended	For the Year Ended
INCREASE IN NET ASSETS	November 30, 2013	November 30, 2012
Operations:
Net investment income	$44,811,643	$45,312,329
Capital gains distributions received from Underlying Funds	32,112,737	4,872,607
Net realized gain on investments in Underlying Funds	57,430,004	(7,811,091)
Net realized (loss) on futures contracts	(96,955)	—
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	137,877,651	117,527,830
Net increase in net assets resulting from operations	272,135,080	159,901,675
Distributions to shareholders from:
Net investment income
Class A	(41,365,040)	(36,844,440)
Class B	(1,220,698)	(1,522,832)
Class C	(5,849,604)	(5,197,434)
Class F	(525,736)	(345,602)
Class I	(1,244,925)	(1,126,776)
Class P	(44,994)	(56,768)
Class R2	(45,509)	(38,292)
Class R3	(914,660)	(726,915)
Total distributions to shareholders	(51,211,166)	(45,859,059)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	422,801,657	261,562,244
Reinvestment of distributions	49,546,253	44,184,568
Cost of shares reacquired	(332,422,345)	(300,751,507)
Net increase in net assets resulting from capital share transactions	139,925,565	4,995,305
Net increase in net assets	360,849,479	119,037,921
NET ASSETS:
Beginning of year	$1,417,268,136	$1,298,230,215
End of year	$1,778,117,615	$1,417,268,136
Undistributed net investment income	$19,858,074	$1,973,653
*	Formerly, Balanced Strategy Fund.

See Notes to Financial Statements.	35

Statements of Changes in Net Assets (continued)

	Multi-Asset Growth Fund*
	For the Year Ended	For the Year Ended
INCREASE IN NET ASSETS	November 30, 2013	November 30, 2012
Operations:
Net investment income	$23,446,601	$20,545,982
Capital gains distributions received from Underlying Funds	20,177,184	2,955,792
Net realized gain on investments in Underlying Funds	49,312,834	5,727,171
Net realized loss on futures contracts	(53,554)	—
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	73,190,170	51,177,578
Net increase in net assets resulting from operations	166,073,235	80,406,523
Distributions to shareholders from:
Net investment income
Class A	(20,902,250)	(15,853,797)
Class B	(678,802)	(625,366)
Class C	(3,111,515)	(2,396,670)
Class F	(254,370)	(141,634)
Class I	(327,855)	(80,322)
Class P	(445)	(147)
Class R2	(6,802)	(4,275)
Class R3	(474,738)	(340,734)
Total distributions to shareholders	(25,756,777)	(19,442,945)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	261,155,169	193,578,070
Reinvestment of distributions	25,035,200	18,826,003
Cost of shares reacquired	(195,267,781)	(159,675,401)
Net increase in net assets resulting from capital share transactions	90,922,588	52,728,672
Net increase in net assets	231,239,046	113,692,250
NET ASSETS:
Beginning of year	$752,739,348	$639,047,098
End of year	$983,978,394	$752,739,348
Undistributed net investment income	$18,038,515	$4,513,419
*	Formerly, Growth & Income Strategy Fund.

36	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Income Fund*
	For the Year Ended	For the Year Ended
INCREASE IN NET ASSETS	November 30, 2013	November 30, 2012
Operations:
Net investment income	$30,601,158	$21,829,420
Capital gains distributions received from Underlying Funds	10,374,419	1,423,804
Net realized gain on investments in Underlying Funds	24,707,384	2,844,979
Net realized loss on futures contracts	(117,149)	—
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	26,977,816	30,757,608
Net increase in net assets resulting from operations	92,543,628	56,855,811
Distributions to shareholders from:
Net investment income
Class A	(18,591,701)	(13,380,579)
Class B	(275,042)	(307,965)
Class C	(8,600,447)	(5,398,563)
Class F	(5,451,100)	(2,495,389)
Class I	(133,326)	(28,159)
Class P	—	(382)
Class R2	(32,039)	(16,890)
Class R3	(286,951)	(213,851)
Net realized gain
Class A	(1,131,053)	(1,229,036)
Class B	(25,988)	(41,893)
Class C	(589,446)	(541,069)
Class F	(232,962)	(159,228)
Class I	(5,352)	(2,061)
Class P	—	(40)
Class R2	(2,235)	(877)
Class R3	(19,558)	(18,848)
Total distributions to shareholders	(35,377,200)	(23,834,830)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	807,238,053	320,243,045
Reinvestment of distributions	31,447,389	20,722,925
Cost of shares reacquired	(235,662,877)	(153,895,336)
Net increase in net assets resulting from capital share transactions	603,022,565	187,070,634
Net increase in net assets	660,188,993	220,091,615
NET ASSETS:
Beginning of year	$638,264,511	$418,172,896
End of year	$1,298,453,504	$638,264,511
Undistributed net investment income	$4,286,784	$95,145
*	Formerly, Diversified Income Strategy Fund.

See Notes to Financial Statements.	37

Financial Highlights

DIVERSIFIED EQUITY STRATEGY FUND

	Class A Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$16.90	$15.40	$15.43	$13.66	$10.68
Investment operations:
Net investment income(a)	.17	.11	.05	.02	.06
Net realized and unrealized gain (loss)	5.46	1.48	(.06)	1.77	3.32
Total from investment operations	5.63	1.59	(.01)	1.79	3.38
Distributions to shareholders from:
Net investment income	(.15)	(.09)	(.02)	(.02)	(.24)
Net realized gain	—	—	—	—	(.16)
Total distributions	(.15)	(.09)	(.02)	(.02)	(.40)
Net asset value, end of year	$22.38	$16.90	$15.40	$15.43	$13.66
Total Return(b)	33.60%	10.39%	(.06)%	13.08%	32.96%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.25%	.25%	.28%	.35%	.35%
Expenses, including expense reductions, expenses assumed and management fee waived	.25%	.25%	.28%	.35%	.35%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.60%	.62%	.65%	.76%	.90%
Net investment income	.86%	.68%	.31%	.16%	.55%

Supplemental Data:
Net assets, end of year (000)	$162,519	$109,293	$110,754	$100,469	$85,270
Portfolio turnover rate	27.24%	11.66%	12.93%	7.72%	12.84%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

38	See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class B Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$16.53	$15.08	$15.20	$13.53	$10.56
Investment operations:
Net investment income (loss)(a)	.03	— (b)	(.06)	(.07)	(.02)
Net realized and unrealized gain (loss)	5.35	1.45	(.06)	1.74	3.30
Total from investment operations	5.38	1.45	(.12)	1.67	3.28
Distributions to shareholders from:
Net investment income	(.02)	—	—	—	(.15)
Net realized gain	—	—	—	—	(.16)
Total distributions	(.02)	—	—	—	(.31)
Net asset value, end of year	$21.89	$16.53	$15.08	$15.20	$13.53
Total Return(c)	32.56%	9.62%	(.79)%	12.34%	32.08%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	1.35%	1.37%	1.37%	1.41%	1.55%
Net investment income (loss)	.17%	.00%	(.37)%	(.49)%	(.17)%

Supplemental Data:
Net assets, end of year (000)	$7,940	$6,881	$8,126	$9,215	$8,451
Portfolio turnover rate	27.24%	11.66%	12.93%	7.72%	12.84%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	39

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class C Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$16.51	$15.06	$15.18	$13.50	$10.55
Investment operations:
Net investment income (loss)(a)	.03	(.01)	(.06)	(.07)	(.03)
Net realized and unrealized gain (loss)	5.34	1.46	(.06)	1.75	3.30
Total from investment operations	5.37	1.45	(.12)	1.68	3.27
Distributions to shareholders from:
Net investment income	(.03)	—	—	—	(.16)
Net realized gain	—	—	—	—	(.16)
Total distributions	(.03)	—	—	—	(.32)
Net asset value, end of year	$21.85	$16.51	$15.06	$15.18	$13.50
Total Return(b)	32.61%	9.63%	(.79)%	12.44%	32.00%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.97%	.97%	.96%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.97%	.97%	.96%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	1.33%	1.34%	1.32%	1.41%	1.55%
Net investment income (loss)	.14%	(.04)%	(.36)%	(.48)%	(.23)%

Supplemental Data:
Net assets, end of year (000)	$63,087	$43,073	$40,198	$38,646	$33,007
Portfolio turnover rate	27.24%	11.66%	12.93%	7.72%	12.84%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

40	See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class F Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$16.90	$15.41	$15.45	$13.67	$10.69
Investment operations:
Net investment income(a)	.20	.14	.05	.05	.02
Net realized and unrealized gain (loss)	5.46	1.47	(.03)	1.77	3.38
Total from investment operations	5.66	1.61	.02	1.82	3.40
Distributions to shareholders from:
Net investment income	(.17)	(.12)	(.06)	(.04)	(.26)
Net realized gain	—	—	—	—	(.16)
Total distributions	(.17)	(.12)	(.06)	(.04)	(.42)
Net asset value, end of year	$22.39	$16.90	$15.41	$15.45	$13.67
Total Return(b)	33.79%	10.54%	.11%	13.38%	33.27%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.10%	.10%	.10%	.10%	.10%
Expenses, including expense reductions, expenses assumed and management fee waived	.10%	.10%	.10%	.10%	.10%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.46%	.47%	.47%	.51%	.64%
Net investment income	1.01%	.83%	.29%	.34%	.20%

Supplemental Data:
Net assets, end of year (000)	$3,905	$2,821	$5,023	$1,214	$650
Portfolio turnover rate	27.24%	11.66%	12.93%	7.72%	12.84%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	41

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class I Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$17.02	$15.52	$15.55	$13.75	$10.75
Investment operations:
Net investment income(a)	.22	.16	.09	.07	.11
Net realized and unrealized gain (loss)	5.50	1.47	(.05)	1.78	3.32
Total from investment operations	5.72	1.63	.04	1.85	3.43
Distributions to shareholders from:
Net investment income	(.20)	(.13)	(.07)	(.05)	(.27)
Net realized gain	—	—	—	—	(.16)
Total distributions	(.20)	(.13)	(.07)	(.05)	(.43)
Net asset value, end of year	$22.54	$17.02	$15.52	$15.55	$13.75
Total Return(b)	33.95%	10.64%	.24%	13.53%	33.35%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00%	.00%	.00%	.00%	.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.00%	.00%	.00%	.00%	.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.36%	.37%	.37%	.41%	.53%
Net investment income	1.10%	.97%	.56%	.51%	.91%

Supplemental Data:
Net assets, end of year (000)	$16,586	$11,877	$2,202	$1,300	$1,020
Portfolio turnover rate	27.24%	11.66%	12.93%	7.72%	12.84%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

42	See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R2 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$16.85	$15.37	$15.46	$13.72	$10.71
Investment operations:
Net investment income (loss)(a)	.10	.05	(.02)	(.03)	.10
Net realized and unrealized gain (loss)	5.45	1.48	(.04)	1.82	3.33
Total from investment operations	5.55	1.53	(.06)	1.79	3.43
Distributions to shareholders from:
Net investment income	(.11)	(.05)	(.03)	(.05)	(.26)
Net realized gain	—	—	—	—	(.16)
Total distributions	(.11)	(.05)	(.03)	(.05)	(.42)
Net asset value, end of year	$22.29	$16.85	$15.37	$15.46	$13.72
Total Return(b)	33.14%	9.99%	(.39)%	13.10%	33.42%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.60%	.60%	.60%	.55%	.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.60%	.60%	.60%	.55%	.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.95%	.97%	.97%	.94%	.51%
Net investment income (loss)	.50%	.29%	(.09)%	(.23)%	.86%

Supplemental Data:
Net assets, end of year (000)	$659	$617	$440	$243	$8
Portfolio turnover rate	27.24%	11.66%	12.93%	7.72%	12.84%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	43

Financial Highlights (concluded)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R3 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$16.78	$15.30	$15.37	$13.62	$10.66
Investment operations:
Net investment income (loss)(a)	.10	.06	— (b)	(.02)	.01
Net realized and unrealized gain (loss)	5.45	1.48	(.05)	1.79	3.33
Total from investment operations	5.55	1.54	(.05)	1.77	3.34
Distributions to shareholders from:
Net investment income	(.13)	(.06)	(.02)	(.02)	(.22)
Net realized gain	—	—	—	—	(.16)
Total distributions	(.13)	(.06)	(.02)	(.02)	(.38)
Net asset value, end of year	$22.20	$16.78	$15.30	$15.37	$13.62
Total Return(c)	33.27%	10.15%	(.31)%	13.00%	32.62%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50%	.50%	.50%	.50%	.50%
Expenses, including expense reductions, expenses assumed and management fee waived	.50%	.50%	.50%	.50%	.50%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.85%	.87%	.87%	.90%	1.02%
Net investment income (loss)	.52%	.40%	(.01)%	(.17)%	.12%

Supplemental Data:
Net assets, end of year (000)	$8,646	$5,118	$3,604	$1,775	$208
Portfolio turnover rate	27.24%	11.66%	12.93%	7.72%	12.84%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

44	See Notes to Financial Statements.

Financial Highlights

MULTI-ASSET BALANCED OPPORTUNITY FUND (formerly, BALANCED STRATEGY FUND)

	Class A Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.81	$9.93	$10.18	$9.73	$7.62
Investment operations:
Net investment income(a)	.34	.36	.37	.36	.36
Net realized and unrealized gain (loss)	1.67	.89	(.23)	.45	2.16
Total from investment operations	2.01	1.25	.14	.81	2.52
Distributions to shareholders from:
Net investment income	(.39)	(.37)	(.39)	(.36)	(.36)
Net realized gain	—	—	—	—	(.05)
Total distributions	(.39)	(.37)	(.39)	(.36)	(.41)
Net asset value, end of year	$12.43	$10.81	$9.93	$10.18	$9.73
Total Return(b)	18.93%	12.75%	1.21%	8.48%	34.52%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.31%	.30%	.28%	.35%	.27%
Expenses, including expense reductions, expenses assumed,management fee waived and expenses reimbursed	.31%	.30%	.28%	.35%	.27%
Expenses, excluding expense reductions, expenses assumed,management fee waived and expenses reimbursed	.50%	.51%	.54%	.61%	.67%
Net investment income	2.91%	3.44%	3.56%	3.64%	4.28%

Supplemental Data:
Net assets, end of year (000)	$1,366,009	$1,106,329	$997,494	$1,022,992	$970,528
Portfolio turnover rate	29.96%	55.52%	27.86%	11.29%	21.69%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	45

Financial Highlights (continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND (formerly, BALANCED STRATEGY FUND)

	Class B Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.80	$9.93	$10.18	$9.72	$7.62
Investment operations:
Net investment income(a)	.25	.29	.30	.30	.30
Net realized and unrealized gain (loss)	1.68	.86	(.24)	.45	2.15
Total from investment operations	1.93	1.15	.06	.75	2.45
Distributions to shareholders from:
Net investment income	(.30)	(.28)	(.31)	(.29)	(.30)
Net realized gain	—	—	—	—	(.05)
Total distributions	(.30)	(.28)	(.31)	(.29)	(.35)
Net asset value, end of year	$12.43	$10.80	$9.93	$10.18	$9.72
Total Return(b)	18.14%	11.79%	.49%	7.88%	33.47%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	1.06%	1.04%	1.00%	1.00%	.92%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.06%	1.04%	1.00%	1.00%	.92%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.25%	1.26%	1.25%	1.27%	1.32%
Net investment income	2.16%	2.74%	2.87%	3.00%	3.65%

Supplemental Data:
Net assets, end of year (000)	$43,224	$49,844	$60,612	$79,950	$89,402
Portfolio turnover rate	29.96%	55.52%	27.86%	11.29%	21.69%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

46	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND (formerly, BALANCED STRATEGY FUND)

	Class C Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.77	$9.89	$10.15	$9.70	$7.60
Investment operations:
Net investment income(a)	.25	.28	.30	.30	.30
Net realized and unrealized gain (loss)	1.67	.89	(.24)	.44	2.16
Total from investment operations	1.92	1.17	.06	.74	2.46
Distributions to shareholders from:
Net investment income	(.31)	(.29)	(.32)	(.29)	(.31)
Net realized gain	—	—	—	—	(.05)
Total distributions	(.31)	(.29)	(.32)	(.29)	(.36)
Net asset value, end of year	$12.38	$10.77	$9.89	$10.15	$9.70
Total Return(b)	18.05%	11.86%	.53%	7.81%	33.59%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	1.05%	1.03%	.97%	1.00%	.92%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.05%	1.03%	.97%	1.00%	.92%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.24%	1.24%	1.23%	1.26%	1.32%
Net investment income	2.18%	2.72%	2.87%	2.99%	3.62%

Supplemental Data:
Net assets, end of year (000)	$270,358	$191,363	$179,605	$182,662	$178,371
Portfolio turnover rate	29.96%	55.52%	27.86%	11.29%	21.69%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	47

Financial Highlights (continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND (formerly, BALANCED STRATEGY FUND)

	Class F Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.80	$9.93	$10.17	$9.72	$7.62
Investment operations:
Net investment income(a)	.37	.38	.39	.38	.35
Net realized and unrealized gain (loss)	1.66	.87	(.22)	.45	2.18
Total from investment operations	2.03	1.25	.17	.83	2.53
Distributions to shareholders from:
Net investment income	(.41)	(.38)	(.41)	(.38)	(.38)
Net realized gain	—	—	—	—	(.05)
Total distributions	(.41)	(.38)	(.41)	(.38)	(.43)
Net asset value, end of year	$12.42	$10.80	$9.93	$10.17	$9.72
Total Return(b)	19.12%	12.80%	1.49%	8.76%	34.74%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.17%	.15%	.10%	.10%	.01%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.17%	.15%	.10%	.10%	.01%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.36%	.36%	.36%	.36%	.41%
Net investment income	3.13%	3.60%	3.74%	3.80%	4.18%

Supplemental Data:
Net assets, end of year (000)	$25,465	$9,731	$8,634	$8,039	$4,024
Portfolio turnover rate	29.96%	55.52%	27.86%	11.29%	21.69%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

48	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND (formerly, BALANCED STRATEGY FUND)

	Class I Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.80	$9.93	$10.18	$9.73	$7.63
Investment operations:
Net investment income(a)	.37	.39	.41	.39	.37
Net realized and unrealized gain (loss)	1.68	.87	(.24)	.45	2.17
Total from investment operations	2.05	1.26	.17	.84	2.54
Distributions to shareholders from:
Net investment income	(.42)	(.39)	(.42)	(.39)	(.39)
Net realized gain	—	—	—	—	(.05)
Total distributions	(.42)	(.39)	(.42)	(.39)	(.44)
Net asset value, end of year	$12.43	$10.80	$9.93	$10.18	$9.73
Total Return(b)	19.33%	12.92%	1.49%	8.86%	34.82%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.06%	.05%	.00%	.00%	.00%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.06%	.05%	.00%	.00%	.00%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.25%	.26%	.26%	.26%	.32%
Net investment income	3.16%	3.70%	3.86%	3.96%	4.32%

Supplemental Data:
Net assets, end of year (000)	$35,744	$32,563	$28,708	$3,731	$2,737
Portfolio turnover rate	29.96%	55.52%	27.86%	11.29%	21.69%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	49

Financial Highlights (continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND (formerly, BALANCED STRATEGY FUND)

	Class P Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.77	$9.90	$10.15	$9.70	$7.60
Investment operations:
Net investment income(a)	.32	.35	.37	.35	.35
Net realized and unrealized gain (loss)	1.67	.86	(.25)	.45	2.15
Total from investment operations	1.99	1.21	.12	.80	2.50
Distributions to shareholders from:
Net investment income	(.37)	(.34)	(.37)	(.35)	(.35)
Net realized gain	—	—	—	—	(.05)
Total distributions	(.37)	(.34)	(.37)	(.35)	(.40)
Net asset value, end of year	$12.39	$10.77	$9.90	$10.15	$9.70
Total Return(b)	18.76%	12.44%	1.04%	8.39%	34.33%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.51%	.49%	.45%	.45%	.38%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.51%	.49%	.45%	.45%	.38%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.70%	.71%	.70%	.71%	.77%
Net investment income	2.72%	3.44%	3.45%	3.55%	4.23%

Supplemental Data:
Net assets, end of year (000)	$1,538	$1,312	$2,435	$5,503	$5,813
Portfolio turnover rate	29.96%	55.52%	27.86%	11.29%	21.69%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

50	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND (formerly, BALANCED STRATEGY FUND)

	Class R2 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.97	$10.07	$10.33	$9.84	$7.67
Investment operations:
Net investment income(a)	.30	.32	.35	.32	.38
Net realized and unrealized gain (loss)	1.70	.91	(.25)	.50	2.18
Total from investment operations	2.00	1.23	.10	.82	2.56
Distributions to shareholders from:
Net investment income	(.35)	(.33)	(.36)	(.33)	(.34)
Net realized gain	—	—	—	—	(.05)
Total distributions	(.35)	(.33)	(.36)	(.33)	(.39)
Net asset value, end of year	$12.62	$10.97	$10.07	$10.33	$9.84
Total Return(b)	18.52%	12.37%	.81%	8.55%	34.77%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.66%	.65%	.60%	.56%	.00%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.66%	.65%	.60%	.56%	.00%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.85%	.86%	.86%	.81%	.29%
Net investment income	2.54%	3.03%	3.33%	3.15%	4.54%

Supplemental Data:
Net assets, end of year (000)	$1,862	$1,185	$1,148	$338	$10
Portfolio turnover rate	29.96%	55.52%	27.86%	11.29%	21.69%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	51

Financial Highlights (concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND (formerly, BALANCED STRATEGY FUND)

	Class R3 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.79	$9.92	$10.17	$9.71	$7.61
Investment operations:
Net investment income(a)	.31	.33	.35	.32	.31
Net realized and unrealized gain (loss)	1.67	.88	(.23)	.48	2.19
Total from investment operations	1.98	1.21	.12	.80	2.50
Distributions to shareholders from:
Net investment income	(.36)	(.34)	(.37)	(.34)	(.35)
Net realized gain	—	—	—	—	(.05)
Total distributions	(.36)	(.34)	(.37)	(.34)	(.40)
Net asset value, end of year	$12.41	$10.79	$9.92	$10.17	$9.71
Total Return(b)	18.68%	12.39%	1.01%	8.39%	34.26%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.56%	.54%	.49%	.50%	.40%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.56%	.54%	.49%	.50%	.40%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.75%	.75%	.75%	.76%	.81%
Net investment income	2.67%	3.18%	3.32%	3.27%	3.63%

Supplemental Data:
Net assets, end of year (000)	$33,919	$24,940	$19,595	$14,172	$1,116
Portfolio turnover rate	29.96%	55.52%	27.86%	11.29%	21.69%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

52	See Notes to Financial Statements.

Financial Highlights

MULTI-ASSET GROWTH FUND (formerly, GROWTH & INCOME STRATEGY FUND)

	Class A Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$16.18	$14.80	$15.00	$13.87	$10.97
Investment operations:
Net investment income(a)	.50	.48	.35	.34	.36
Net realized and unrealized gain (loss)	2.89	1.36	(.18)	1.08	3.44
Total from investment operations	3.39	1.84	.17	1.42	3.80
Distributions to shareholders from:
Net investment income	(.55)	(.46)	(.37)	(.29)	(.69)
Net realized gain	—	—	—	—	(.21)
Total distributions	(.55)	(.46)	(.37)	(.29)	(.90)
Net asset value, end of year	$19.02	$16.18	$14.80	$15.00	$13.87
Total Return(b)	21.42%	12.63%	1.07%	10.42%	37.35%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.31%	.30%	.28%	.35%	.35%
Expenses, including expense reductions, expenses assumed and management fee waived	.31%	.30%	.28%	.35%	.35%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.53%	.54%	.58%	.66%	.76%
Net investment income	2.80%	3.07%	2.28%	2.37%	3.06%

Supplemental Data:
Net assets, end of year (000)	$748,409	$586,960	$491,865	$423,573	$336,387
Portfolio turnover rate	36.72%	45.58%	25.26%	7.69%	6.64%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	53

Financial Highlights (continued)

MULTI-ASSET GROWTH FUND (formerly, GROWTH & INCOME STRATEGY FUND)

	Class B Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$16.07	$14.70	$14.90	$13.78	$10.90
Investment operations:
Net investment income(a)	.36	.36	.25	.25	.28
Net realized and unrealized gain (loss)	2.89	1.35	(.19)	1.08	3.43
Total from investment operations	3.25	1.71	.06	1.33	3.71
Distributions to shareholders from:
Net investment income	(.42)	(.34)	(.26)	(.21)	(.62)
Net realized gain	—	—	—	—	(.21)
Total distributions	(.42)	(.34)	(.26)	(.21)	(.83)
Net asset value, end of year	$18.90	$16.07	$14.70	$14.90	$13.78
Total Return(b)	20.57%	11.79%	.35%	9.73%	36.49%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	1.06%	1.04%	1.00%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	1.06%	1.04%	1.00%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	1.28%	1.29%	1.29%	1.31%	1.41%
Net investment income	2.05%	2.36%	1.59%	1.73%	2.40%

Supplemental Data:
Net assets, end of year (000)	$27,110	$27,278	$29,160	$33,841	$31,299
Portfolio turnover rate	36.72%	45.58%	25.26%	7.69%	6.64%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

54	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET GROWTH FUND (formerly, GROWTH & INCOME STRATEGY FUND)

	Class C Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$16.06	$14.70	$14.90	$13.78	$10.90
Investment operations:
Net investment income(a)	.37	.36	.25	.25	.28
Net realized and unrealized gain (loss)	2.89	1.35	(.18)	1.08	3.43
Total from investment operations	3.26	1.71	.07	1.33	3.71
Distributions to shareholders from:
Net investment income	(.43)	(.35)	(.27)	(.21)	(.62)
Net realized gain	—	—	—	—	(.21)
Total distributions	(.43)	(.35)	(.27)	(.21)	(.83)
Net asset value, end of year	$18.89	$16.06	$14.70	$14.90	$13.78
Total Return(b)	20.66%	11.77%	.41%	9.63%	36.59%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	1.05%	1.03%	.97%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	1.05%	1.03%	.97%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	1.26%	1.27%	1.26%	1.31%	1.41%
Net investment income	2.09%	2.36%	1.59%	1.74%	2.42%

Supplemental Data:
Net assets, end of year (000)	$161,591	$111,296	$100,379	$90,833	$83,366
Portfolio turnover rate	36.72%	45.58%	25.26%	7.69%	6.64%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	55

Financial Highlights (continued)

MULTI-ASSET GROWTH FUND (formerly, GROWTH & INCOME STRATEGY FUND)

	Class F Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$16.17	$14.79	$14.99	$13.86	$10.97
Investment operations:
Net investment income(a)	.54	.50	.38	.37	.34
Net realized and unrealized gain (loss)	2.89	1.36	(.18)	1.09	3.48
Total from investment operations	3.43	1.86	.20	1.46	3.82
Distributions to shareholders from:
Net investment income	(.58)	(.48)	(.40)	(.33)	(.72)
Net realized gain	—	—	—	—	(.21)
Total distributions	(.58)	(.48)	(.40)	(.33)	(.93)
Net asset value, end of year	$19.02	$16.17	$14.79	$14.99	$13.86
Total Return(b)	21.68%	12.79%	1.26%	10.69%	37.61%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.16%	.15%	.10%	.10%	.10%
Expenses, including expense reductions, expenses assumed and management fee waived	.16%	.15%	.10%	.10%	.10%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.38%	.39%	.40%	.41%	.49%
Net investment income	3.03%	3.20%	2.43%	2.54%	2.77%

Supplemental Data:
Net assets, end of year (000)	$16,769	$4,883	$4,150	$2,595	$751
Portfolio turnover rate	36.72%	45.58%	25.26%	7.69%	6.64%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

56	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET GROWTH FUND (formerly, GROWTH & INCOME STRATEGY FUND)

	Class I Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$16.24	$14.85	$15.05	$13.91	$11.00
Investment operations:
Net investment income(a)	.54	.50	.39	.39	.41
Net realized and unrealized gain (loss)	2.92	1.39	(.17)	1.09	3.44
Total from investment operations	3.46	1.89	.22	1.48	3.85
Distributions to shareholders from:
Net investment income	(.60)	(.50)	(.42)	(.34)	(.73)
Net realized gain	—	—	—	—	(.21)
Total distributions	(.60)	(.50)	(.42)	(.34)	(.94)
Net asset value, end of year	$19.10	$16.24	$14.85	$15.05	$13.91
Total Return(b)	21.76%	12.92%	1.35%	10.83%	37.83%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.06%	.05%	.00%	.00%	.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.06%	.05%	.00%	.00%	.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.28%	.30%	.30%	.31%	.41%
Net investment income	3.04%	3.17%	2.49%	2.72%	3.50%

Supplemental Data:
Net assets, end of year (000)	$10,957	$8,653	$1,364	$617	$490
Portfolio turnover rate	36.72%	45.58%	25.26%	7.69%	6.64%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	57

Financial Highlights (continued)

MULTI-ASSET GROWTH FUND (formerly, GROWTH & INCOME STRATEGY FUND)

	Class P Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$16.25	$14.86	$15.06	$13.90	$10.99
Investment operations:
Net investment income(a)	.47	.46	.32	.36	.46
Net realized and unrealized gain (loss)	2.91	1.36	(.17)	1.08	3.34
Total from investment operations	3.38	1.82	.15	1.44	3.80
Distributions to shareholders from:
Net investment income	(.53)	(.43)	(.35)	(.28)	(.68)
Net realized gain	—	—	—	—	(.21)
Total distributions	(.53)	(.43)	(.35)	(.28)	(.89)
Net asset value, end of year	$19.10	$16.25	$14.86	$15.06	$13.90
Total Return(b)	21.25%	12.42%	.91%	10.47%	37.20%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.51%	.46%	.40%	.34%	.44%
Expenses, including expense reductions, expenses assumed and management fee waived	.51%	.46%	.40%	.34%	.44%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.71%	.72%	.70%	.63%	.89%
Net investment income	2.60%	2.91%	2.04%	2.50%	4.34%

Supplemental Data:
Net assets, end of year (000)	$4	$6	$5	$1	$2
Portfolio turnover rate	36.72%	45.58%	25.26%	7.69%	6.64%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

58	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET GROWTH FUND (formerly, GROWTH & INCOME STRATEGY FUND)

	Class R2 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$16.39	$14.98	$15.18	$14.03	$11.02
Investment operations:
Net investment income(a)	.43	.43	.30	.30	.44
Net realized and unrealized gain (loss)	2.95	1.38	(.17)	1.11	3.44
Total from investment operations	3.38	1.81	.13	1.41	3.88
Distributions to shareholders from:
Net investment income	(.50)	(.40)	(.33)	(.26)	(.66)
Net realized gain	—	—	—	—	(.21)
Total distributions	(.50)	(.40)	(.33)	(.26)	(.87)
Net asset value, end of year	$19.27	$16.39	$14.98	$15.18	$14.03
Total Return(b)	20.99%	12.26%	.77%	10.17%	37.89%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.66%	.65%	.60%	.58%	.08%
Expenses, including expense reductions, expenses assumed and management fee waived	.66%	.65%	.60%	.58%	.08%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.88%	.89%	.90%	.89%	.47%
Net investment income	2.39%	2.70%	1.92%	2.08%	3.62%

Supplemental Data:
Net assets, end of year (000)	$149	$195	$156	$110	$41
Portfolio turnover rate	36.72%	45.58%	25.26%	7.69%	6.64%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	59

Financial Highlights (concluded)

MULTI-ASSET GROWTH FUND (formerly, GROWTH & INCOME STRATEGY FUND)

	Class R3 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$16.14	$14.77	$14.97	$13.84	$10.95
Investment operations:
Net investment income(a)	.45	.44	.32	.28	.32
Net realized and unrealized gain (loss)	2.90	1.35	(.18)	1.13	3.46
Total from investment operations	3.35	1.79	.14	1.41	3.78
Distributions to shareholders from:
Net investment income	(.51)	(.42)	(.34)	(.28)	(.68)
Net realized gain	—	—	—	—	(.21)
Total distributions	(.51)	(.42)	(.34)	(.28)	(.89)
Net asset value, end of year	$18.98	$16.14	$14.77	$14.97	$13.84
Total Return(b)	21.20%	12.32%	.88%	10.31%	37.16%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.55%	.54%	.50%	.50%	.50%
Expenses, including expense reductions, expenses assumed and management fee waived	.55%	.54%	.50%	.50%	.50%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.76%	.79%	.79%	.81%	.90%
Net investment income	2.56%	2.85%	2.06%	1.97%	2.69%

Supplemental Data:
Net assets, end of year (000)	$18,989	$13,470	$11,969	$9,240	$439
Portfolio turnover rate	36.72%	45.58%	25.26%	7.69%	6.64%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

60	See Notes to Financial Statements.

Financial Highlights

MULTI-ASSET INCOME FUND (formerly, DIVERSIFIED INCOME STRATEGY FUND)

	Class A Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$14.95	$14.01	$14.40	$13.57	$10.50
Investment operations:
Net investment income(a)	.58	.62	.77	.79	.81
Net realized and unrealized gain (loss)	1.15	1.01	(.36)	.83	3.14
Total from investment operations	1.73	1.63	.41	1.62	3.95
Distributions to shareholders from:
Net investment income	(.64)	(.62)	(.80)	(.79)	(.81)
Net realized gain	(.05)	(.07)	—	—	(.07)
Total distributions	(.69)	(.69)	(.80)	(.79)	(.88)
Net asset value, end of year	$15.99	$14.95	$14.01	$14.40	$13.57
Total Return(b)	11.77%	11.98%	2.74%	12.25%	39.35%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.31%	.30%	.28%	.35%	.34%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.31%	.30%	.28%	.35%	.34%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.49%	.50%	.54%	.66%	.81%
Net investment income	3.72%	4.28%	5.25%	5.60%	6.75%

Supplemental Data:
Net assets, end of year (000)	$614,499	$361,594	$257,747	$183,275	$107,807
Portfolio turnover rate	26.82%	26.59%	46.47%	6.88%	4.09%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	61

Financial Highlights (continued)

MULTI-ASSET INCOME FUND (formerly, DIVERSIFIED INCOME STRATEGY FUND)

	Class B Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$15.11	$14.15	$14.54	$13.70	$10.60
Investment operations:
Net investment income(a)	.47	.53	.67	.71	.74
Net realized and unrealized gain (loss)	1.16	1.01	(.37)	.83	3.17
Total from investment operations	1.63	1.54	.30	1.54	3.91
Distributions to shareholders from:
Net investment income	(.52)	(.51)	(.69)	(.70)	(.74)
Net realized gain	(.05)	(.07)	—	—	(.07)
Total distributions	(.57)	(.58)	(.69)	(.70)	(.81)
Net asset value, end of year	$16.17	$15.11	$14.15	$14.54	$13.70
Total Return(b)	10.94%	11.16%	1.97%	11.54%	38.39%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	1.06%	1.05%	1.00%	1.00%	.99%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.06%	1.05%	1.00%	1.00%	.99%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.24%	1.25%	1.26%	1.31%	1.46%
Net investment income	3.00%	3.58%	4.55%	4.99%	6.10%

Supplemental Data:
Net assets, end of year (000)	$8,181	$8,345	$9,081	$10,162	$8,846
Portfolio turnover rate	26.82%	26.59%	46.47%	6.88%	4.09%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

62	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET INCOME FUND (formerly, DIVERSIFIED INCOME STRATEGY FUND)

	Class C Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$15.12	$14.17	$14.55	$13.71	$10.61
Investment operations:
Net investment income(a)	.47	.52	.67	.70	.74
Net realized and unrealized gain (loss)	1.16	1.02	(.35)	.84	3.17
Total from investment operations	1.63	1.54	.32	1.54	3.91
Distributions to shareholders from:
Net investment income	(.53)	(.52)	(.70)	(.70)	(.74)
Net realized gain	(.05)	(.07)	—	—	(.07)
Total distributions	(.58)	(.59)	(.70)	(.70)	(.81)
Net asset value, end of year	$16.17	$15.12	$14.17	$14.55	$13.71
Total Return(b)	10.91%	11.11%	2.08%	11.53%	38.36%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	1.06%	1.04%	.99%	1.00%	.99%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.06%	1.04%	.99%	1.00%	.99%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.23%	1.25%	1.25%	1.31%	1.46%
Net investment income	2.96%	3.52%	4.53%	4.93%	6.10%

Supplemental Data:
Net assets, end of year (000)	$397,035	$186,976	$113,984	$60,542	$32,275
Portfolio turnover rate	26.82%	26.59%	46.47%	6.88%	4.09%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	63

Financial Highlights (continued)

MULTI-ASSET INCOME FUND (formerly, DIVERSIFIED INCOME STRATEGY FUND)

	Class F Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$14.95	$14.01	$14.40	$13.56	$10.50
Investment operations:
Net investment income(a)	.60	.64	.80	.81	.84
Net realized and unrealized gain (loss)	1.15	1.01	(.36)	.85	3.13
Total from investment operations	1.75	1.65	.44	1.66	3.97
Distributions to shareholders from:
Net investment income	(.67)	(.64)	(.83)	(.82)	(.84)
Net realized gain	(.05)	(.07)	—	—	(.07)
Total distributions	(.72)	(.71)	(.83)	(.82)	(.91)
Net asset value, end of year	$15.98	$14.95	$14.01	$14.40	$13.56
Total Return(b)	11.94%	12.07%	2.92%	12.61%	39.59%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.17%	.15%	.10%	.10%	.09%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.17%	.15%	.10%	.10%	.09%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.34%	.35%	.36%	.41%	.54%
Net investment income	3.85%	4.37%	5.44%	5.70%	6.71%

Supplemental Data:
Net assets, end of year (000)	$264,414	$72,875	$32,387	$13,237	$1,071
Portfolio turnover rate	26.82%	26.59%	46.47%	6.88%	4.09%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

64	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET INCOME FUND (formerly, DIVERSIFIED INCOME STRATEGY FUND)

	Class I Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$14.89	$13.96	$14.35	$13.52	$10.47
Investment operations:
Net investment income(a)	.60	.66	.80	.84	.85
Net realized and unrealized gain (loss)	1.16	1.00	(.35)	.83	3.12
Total from investment operations	1.76	1.66	.45	1.67	3.97
Distributions to shareholders from:
Net investment income	(.68)	(.66)	(.84)	(.84)	(.85)
Net realized gain	(.05)	(.07)	—	—	(.07)
Total distributions	(.73)	(.73)	(.84)	(.84)	(.92)
Net asset value, end of year	$15.92	$14.89	$13.96	$14.35	$13.52
Total Return(b)	12.10%	12.15%	3.03%	12.66%	39.75%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.07%	.05%	.00%	.00%	.00%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.07%	.05%	.00%	.00%	.00%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.24%	.25%	.26%	.31%	.45%
Net investment income	3.87%	4.53%	5.50%	6.01%	6.85%

Supplemental Data:
Net assets, end of year (000)	$4,531	$1,655	$426	$197	$269
Portfolio turnover rate	26.82%	26.59%	46.47%	6.88%	4.09%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	65

Financial Highlights (continued)

MULTI-ASSET INCOME FUND (formerly, DIVERSIFIED INCOME STRATEGY FUND)

	Class R2 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$15.24	$14.28	$14.66	$13.74	$10.56
Investment operations:
Net investment income(a)	.54	.57	.74	.83	.87
Net realized and unrealized gain (loss)	1.17	1.03	(.36)	.85	3.16
Total from investment operations	1.71	1.60	.38	1.68	4.03
Distributions to shareholders from:
Net investment income	(.59)	(.57)	(.76)	(.76)	(.78)
Net realized gain	(.05)	(.07)	—	—	(.07)
Total distributions	(.64)	(.64)	(.76)	(.76)	(.85)
Net asset value, end of year	$16.31	$15.24	$14.28	$14.66	$13.74
Total Return(b)	11.35%	11.54%	2.48%	12.51%	39.87%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.66%	.64%	.59%	.11%	.00%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.66%	.64%	.59%	.11%	.00%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.84%	.85%	.87%	.42%	.44%
Net investment income	3.40%	3.80%	5.02%	5.83%	7.20%

Supplemental Data:
Net assets, end of year (000)	$969	$719	$190	$16	$10
Portfolio turnover rate	26.82%	26.59%	46.47%	6.88%	4.09%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

66	See Notes to Financial Statements.

Financial Highlights (concluded)

MULTI-ASSET INCOME FUND (formerly, DIVERSIFIED INCOME STRATEGY FUND)

	Class R3 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$14.96	$14.02	$14.41	$13.57	$10.51
Investment operations:
Net investment income(a)	.54	.59	.74	.75	.80
Net realized and unrealized gain (loss)	1.14	1.01	(.36)	.86	3.13
Total from investment operations	1.68	1.60	.38	1.61	3.93
Distributions to shareholders from:
Net investment income	(.60)	(.59)	(.77)	(.77)	(.80)
Net realized gain	(.05)	(.07)	—	—	(.07)
Total distributions	(.65)	(.66)	(.77)	(.77)	(.87)
Net asset value, end of year	$15.99	$14.96	$14.02	$14.41	$13.57
Total Return(b)	11.50%	11.63%	2.53%	12.16%	39.01%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.56%	.54%	.49%	.50%	.50%
Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.56%	.54%	.49%	.50%	.50%
Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.73%	.75%	.76%	.80%	.98%
Net investment income	3.47%	4.02%	5.04%	5.29%	6.82%

Supplemental Data:
Net assets, end of year (000)	$8,825	$6,092	$4,348	$2,394	$107
Portfolio turnover rate	26.82%	26.59%	46.47%	6.88%	4.09%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	67

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of twelve funds. This report covers the following four funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”; formerly, Lord Abbett Balanced Strategy Fund), Lord Abbett Multi-Asset Growth Fund (“Multi-Asset Growth Fund”; formerly, Lord Abbett Growth & Income Strategy Fund) and Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”; formerly, Lord Abbett Diversified Income Strategy Fund), Class A, B, C, F, I, P, R2 and R3 shares. Diversified Equity Strategy Fund’s and Multi-Asset Income Fund’s Class P shares were fully redeemed on November 27, 2013. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. The Funds no longer issue Class B shares for purchase.

Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Growth Fund’s investment objective is to seek long-term capital appreciation and growth of income. Multi-Asset Income Fund’s investment objective is to seek a high level of current income. The Funds invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange LLC, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are

Notes to Financial Statements (continued)

allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income and capital gains distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2010 through November 30, 2013. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses,excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of November 30, 2013, the Funds did not have open futures contracts.

(g)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of

Notes to Financial Statements (continued)

unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of November 30, 2013 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

Notes to Financial Statements (continued)

The management fee is based on each Fund’s average daily net assets at an annual rate of .10%.(1)

For the fiscal year ended November 30, 2013, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Effective Management Fee
Diversified Equity Strategy Fund	.00%
Multi-Asset Balanced Opportunity Fund	.06%
Multi-Asset Growth Fund	.06%
Multi-Asset Income Fund	.06%

(1)	For the period April 1, 2013 and continuing through March 31, 2014, Lord Abbett has contractually agreed to waive .03% of its annual management fee for Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund. For the period April 1, 2012 through March 31, 2013, Lord Abbett contractually waived .05% of its annual management fee for each Fund. For the fiscal year ended November 30, 2013 continuing through March 31, 2014, Lord Abbett has contractually agreed to waive .05% of its annual management fee for Diversified Equity Strategy Fund. Each Fund’s agreement may be terminated only upon the approval of the Fund’s Board of Trustees (the “Board”). For the fiscal year ended November 30, 2013, Lord Abbett voluntarily waived an additional .05% of its annual management fee during the fiscal year for Diversified Equity Strategy Fund. Lord Abbett may discontinue its voluntary waivers or change the level of a voluntary waiver at any time.

The Funds have each entered into a Servicing Arrangement with the Underlying Funds in which they each invest, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of the Funds in proportion to the average daily value of total Underlying Fund shares owned by each of the Funds. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on each Fund’s Statement of Operations and Receivables from affiliates on each Fund’s Statement of Assets and Liabilities.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	—	.75%	.75%	.10%	.20%	.35%	.25%

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2013:

	Distributor Commissions	Dealers’ Concessions
Diversified Equity Strategy Fund	$107,790	$585,543
Multi-Asset Balanced Opportunity Fund	869,812	4,640,745
Multi-Asset Growth Fund	537,164	2,924,372
Multi-Asset Income Fund	715,471	3,892,442

Notes to Financial Statements (continued)

Distributor received the following amount of CDSCs for the fiscal year ended November 30, 2013:

	Class A	Class C
Diversified Equity Strategy Fund	$1,269	$4,715
Multi-Asset Balanced Opportunity Fund	14,829	21,957
Multi-Asset Growth Fund	4,127	2,622
Multi-Asset Income Fund	46,220	66,544

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund; declared and paid quarterly for Multi-Asset Growth Fund; and declared and paid annually for Diversified Equity Strategy Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Subsequent to the Funds’ fiscal year ended November 30, 2013, distributions were declared on December 11, 2013 and paid on December 20, 2013 to shareholders of record on December 19, 2013. The approximate amounts were as follows:

	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
Diversified Equity Strategy Fund	$7,477,000	$—	$17,062,000
Multi-Asset Balanced Opportunity Fund	34,799,000	—	—
Multi-Asset Growth Fund	17,346,000	—	28,311,000
Multi-Asset Income Fund	17,587,000	850,000	27,640,000

The tax character of distributions paid during the fiscal years ended November 30, 2013 and 2012 was as follows:

	Diversified Equity Strategy Fund		Multi-Asset Balanced Opportunity Fund
	Year Ended 11/30/2013	Year Ended 11/30/2012	Year Ended 11/30/2013	Year Ended 11/30/2012
Distributions paid from:
Tax-exempt Income	$—	$—	$71,078	$—
Ordinary income	1,288,583	709,093	51,140,088	45,859,059
Total distributions paid	$1,288,583	$709,093	$51,211,166	$45,859,059

Notes to Financial Statements (continued)

	Multi-Asset Growth Fund		Multi-Asset Income Fund
	Year Ended 11/30/2013	Year Ended 11/30/2012	Year Ended 11/30/2013	Year Ended 11/30/2012
Distributions paid from:
Tax-exempt Income	$76,215	$—	$54,055	$—
Ordinary income	25,680,562	19,442,945	33,316,551	21,841,778
Net long-term capital gains	—	—	2,006,594	1,993,052
Total distributions paid	$25,756,777	$19,442,945	$35,377,200	$23,834,830

As of November 30, 2013, the components of accumulated gains on a tax-basis were as follows:

	Diversified Equity Strategy Fund	Multi-Asset Balanced Opportunity Fund
Undistributed ordinary income – net	$5,348,566	$20,022,999
Undistributed long-term capital gains	17,061,527	—
Total undistributed earnings	$22,410,093	$20,022,999
Capital loss carryforwards*	—	(25,916,042)
Temporary differences	(11,402)	(164,925)
Unrealized gains – net	56,194,289	197,166,506
Total accumulated gains – net	$78,592,980	$191,108,538

	Multi-Asset Growth Fund	Multi-Asset Income Fund
Undistributed ordinary income – net	$18,088,155	$5,165,319
Undistributed long-term capital gains	28,322,629	27,637,621
Total undistributed earnings	$46,410,784	$32,802,940
Temporary differences	(223,452)	(31,095)
Unrealized gains – net	108,567,459	46,240,281
Total accumulated gains – net	$154,754,791	$79,012,126

*	As of November 30, 2013, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2018	2019	Indefinite	Total
Multi-Asset Balanced Opportunity Fund	$3,928,292	$21,987,750	$—	$25,916,042

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post–enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

At each Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. Multi-Asset Growth Fund incurred and will elect to defer post-October capital losses of $173,812 during fiscal 2013.

Notes to Financial Statements (continued)

As of November 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Diversified Equity Strategy Fund	Multi-Asset Balanced Opportunity Fund
Tax cost	$206,924,596	$1,580,587,363
Gross unrealized gain	56,194,289	202,561,331
Gross unrealized loss	—	(5,394,825)
Net unrealized security gain	$56,194,289	$197,166,506

	Multi-Asset Growth Fund	Multi-Asset Income Fund
Tax cost	$874,766,830	$1,245,763,995
Gross unrealized gain	109,721,928	51,787,378
Gross unrealized loss	(1,154,469)	(5,547,097)
Net unrealized security gain	$108,567,459	$46,240,281

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received and wash sales.

Permanent items identified during the fiscal year ended November 30, 2013 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Diversified Equity Strategy Fund	$4,960,180	$(4,960,180)
Multi-Asset Balanced Opportunity Fund	24,283,944	(24,283,944)
Multi-Asset Growth Fund	15,835,272	(15,835,272)
Multi-Asset Income Fund	6,961,087	(6,961,087)

The permanent differences are attributable to the tax treatment of certain distributions received.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2013 were as follows:

	Purchases	Sales
Diversified Equity Strategy Fund	$94,175,759	$59,569,821
Multi-Asset Balanced Opportunity Fund	644,344,187	480,027,536
Multi-Asset Growth Fund	428,847,907	321,122,626
Multi-Asset Income Fund	835,766,439	234,593,664

There were no purchases or sales of U.S. Government securities for the fiscal year ended November 30, 2013.

Notes to Financial Statements (continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into U.S. Treasury futures contracts for the fiscal year ended November 30, 2013 (as described in note 2(f)) for speculative purposes as a substitute for allocating its assets among the underlying funds. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of November 30, 2013 the Funds did not have any open futures contracts.

Transactions in derivative instruments for the fiscal year ended November 30, 2013, were as follows:

	Multi-Asset Balanced Opportunity Fund		Multi-Asset Growth Fund
	Interest Rate Contracts	Total	Interest Rate Contracts	Total
Net Realized Loss(1)
Futures Contracts	$(96,955)	$(96,955)	$(53,554)	$(53,554)
Average Number of Contracts(2)
Futures Contracts	2	2	1	1

	Multi-Asset Income Fund
	Interest Rate Contracts	Total
Net Realized Loss(1)
Futures Contracts	$(117,149)	$(117,149)
Average Number of Contracts(2)
Futures Contracts	3	3

(1)	Statements of Operations location: Net realized loss on futures contracts.
(2)	Calculated based on the number of contracts for the fiscal year ended November 30, 2013.

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

Notes to Financial Statements (continued)

9.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the fiscal year ended November 30, 2013:

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2012	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2013	Fair Value at 11/30/2013	Net Realized Gain 12/1/2012 to 11/30/2013		Dividend Income 12/1/2012 to 11/30/2013
Lord Abbett Affiliated Fund, Inc.–Class I	2,274,554	1,285,114	(153,688)	3,405,980	$52,554,267	$107,423		$769,466
Lord Abbett Research Fund, Inc.–Classic Stock Fund–Class I	1,172,259	110,389	(1,282,648)	—	—	9,895,073		568,139
Lord Abbett Developing Growth Fund, Inc.– Class I	417,049	116,370	(60,857)	472,562	13,042,720	2,729,382	(a)	—
Lord Abbett Securities Trust–Fundamental Equity Fund–Class I	1,385,875	1,407,376	(132,235)	2,661,016	39,329,811	6,198,740	(b)	224,851
Lord Abbett Securities Trust–Growth Leaders Fund–Class I	—	2,054,767	(140,768)	1,913,999	39,581,502	3,119,786	(c)	—
Lord Abbett Research Fund, Inc.–Growth Opportunities Fund–Class I	883,512	635,121	(81,356)	1,437,277	39,438,881	507,557	(d)	—
Lord Abbett Securities Trust–International Core Equity Fund–Class I	1,841,857	500,164	(116,321)	2,225,700	31,738,491	526,842		548,889
Lord Abbett Securities Trust–International Opportunities Fund– Class I	1,071,332	288,296	(163,768)	1,195,860	20,915,585	1,304,441		321,216
Lord Abbett Stock Appreciation Fund– Class I	2,840,941	105,376	(2,946,317)	—	—	—		—
Lord Abbett Securities Trust–Value Opportunities Fund– Class I	1,098,101	249,908	(59,236)	1,288,773	26,226,532	2,586,369	(e)	—
Total					$262,827,789	$26,975,613		$2,432,561
(a)	Includes $2,119,860 of distributed capital gains.
(b)	Includes $5,723,961 of distributed capital gains.
(c)	Includes $2,441,619 of distributed capital gains.
(d)	Includes $3,446 of distributed capital gains.
(e)	Includes $2,228,132 of distributed capital gains.

Notes to Financial Statements (continued)

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2012	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2013	Fair Value at 11/30/2013	Net Realized Gain (Loss) 12/1/2012 to 11/30/2013		Dividend Income 12/1/2012 to 11/30/2013
Lord Abbett Affiliated Fund, Inc.–Class I	16,733,329	2,370,494	(14,410,289)	4,693,534	$72,421,229	$39,949,021		$2,307,207
Lord Abbett Equity Trust–Calibrated Large Cap Value Fund–Class I	1,170,458	6,330,968	—	7,501,426	156,779,807	10,190,796	(a)	2,329,739
Lord Abbett Equity Trust–Calibrated Mid Cap Value Fund–Class I	6,049,385	2,897,043	—	8,946,428	181,254,640	15,426,095	(a)	2,375,692
Lord Abbett Investment Trust–Convertible Fund–Class I	14,422,788	1,490,948	(983,128)	14,930,608	204,698,634	1,908,245		4,350,578
Lord Abbett Investment Trust–Core Fixed Income Fund–Class I	—	8,721,835	(1,409,324)	7,312,511	78,828,866	38,122	(b)	1,115,749
Lord Abbett Global Fund, Inc.–Emerging Markets Currency Fund–Class I	20,976,493	6,203,918	(3,687,424)	23,492,987	146,831,168	(944,671)		4,156,720
Lord Abbett Research Fund, Inc.–Growth Opportunities Fund– Class I	709,497	110	(709,607)	—	—	61,552	(c)	—
Lord Abbett Investment Trust–High Yield Fund–Class I	36,296,574	8,634,296	(6,445,684)	38,485,186	310,960,307	10,414,631	(d)	19,738,787
Lord Abbett Municipal Income Fund–High Yield Municipal Bond Fund–Class I	—	1,622,202	(16,413)	1,605,789	17,519,158	(164)		72,732
Lord Abbett Securities Trust–International Dividend Income Fund–Class I	27,361,815	5,187,557	(4,779,393)	27,769,979	251,873,711	5,939,227		10,149,924
Lord Abbett Mid Cap Stock Fund, Inc.–Class I	12,692,230	1,775,728	(2,475,617)	11,992,341	271,026,910	7,103,512		2,316,045
Lord Abbett Investment Trust–Short Duration Income Fund–Class I	11,751,292	22,725,407	(15,754,721)	18,721,978	85,559,439	(543,625	)(e)	2,923,994
Total					$1,777,753,869	$89,542,741		$51,837,167
(a)	Amount represents distributed capital gains.
(b)	Includes $230,351 of distributed capital gains.
(c)	Includes $2,301 of distributed capital gains.
(d)	Includes $6,246,848 of distributed capital gains.
(e)	Includes $16,346 of distributed capital gains.

Notes to Financial Statements (continued)

Multi-Asset Growth Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2012	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2013	Fair Value at 11/30/2013	Net Realized Gain (Loss) 12/1/2012 to 11/30/2013		Dividend Income 12/1/2012 to 11/30/2013
Lord Abbett Affiliated Fund, Inc.–Class I	4,030,870	3,031,672	(2,416,326)	4,646,216	$71,691,109	$7,822,833		$1,106,379
Lord Abbett Equity Trust–Calibrated Large Cap Value Fund–Class I	2,453,521	3,312,635	—	5,766,156	120,512,658	7,833,406	(a)	1,790,811
Lord Abbett Equity Trust–Calibrated Mid Cap Value Fund–Class I	2,588,950	2,698,057	—	5,287,007	107,114,755	7,840,269	(a)	1,189,130
Lord Abbett Research Fund, Inc.–Classic Stock Fund–Class I	2,533,398	39,703	(2,573,101)	—	—	17,862,585		1,229,205
Lord Abbett Investment Trust–Core Fixed Income Fund–Class I	—	4,853,744	(1,217,635)	3,636,109	39,197,254	(145,270	)(b)	606,966
Lord Abbett Global Fund, Inc.–Emerging Markets Currency Fund–Class I	1,147,767	47,250	(1,195,017)	—	—	45,440		60,220
Lord Abbett Securities Trust–Fundamental Equity Fund–Class I	378,983	—	(378,983)	—	—	(21,339)		—
Lord Abbett Investment Trust–High Yield Fund–Class I	18,525,399	5,464,081	(3,147,438)	20,842,042	168,403,700	8,508,974	(c)	10,573,546
Lord Abbett Municipal Income Fund–High Yield Municipal Bond Fund–Class I	—	1,771,904	(51,903)	1,720,001	18,765,206	(2,916)		77,825
Lord Abbett Securities Trust–International Dividend Income Fund–Class I	20,388,320	5,139,804	(6,002,308)	19,525,816	177,099,152	1,504,762		7,327,703
Lord Abbett Mid Cap Value Fund–Class I	8,660,101	2,051,735	(1,154,722)	9,557,114	215,990,787	8,438,707		1,585,172
Lord Abbett Investment Trust–Short Duration Income Fund–Class I	6,932,898	12,864,169	(8,729,690)	11,067,377	50,577,912	(249,392	)(d)	1,833,140
Lord Abbett Securities Trust–Value Opportunities Fund– Class I	2,074,338	57,491	(1,459,057)	672,772	13,690,914	10,051,959	(e)	—
Total					$983,043,447	$69,490,018		$27,380,097
(a)	Amount represents distributed capital gains.
(b)	Includes $122,451 of distributed capital gains.
(c)	Includes $3,199,690 of distributed capital gains.
(d)	Includes $9,689 of distributed capital gains.
(e)	Includes $1,171,679 of distributed capital gains.

Notes to Financial Statements (continued)

Multi-Asset Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2012	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2013	Fair Value at 11/30/2013	Net Realized Gain (Loss) 12/1/2012 to 11/30/2013		Dividend Income 12/1/2012 to 11/30/2013
Lord Abbett Affiliated Fund, Inc.–Class I	1,069,102	1,568,492	(1,081,177)	1,556,417	$24,015,508	$1,704,899		$159,256
Lord Abbett Equity Trust–Calibrated Large Cap Value Fund–Class I	357,389	30,986	—	388,375	8,117,045	527,614	(a)	120,619
Lord Abbett Equity Trust–Calibrated Mid Cap Value Fund–Class I	288,872	2,885,569	—	3,174,441	64,314,174	5,473,607	(a)	772,929
Lord Abbett Investment Trust–Convertible Fund–Class I	7,485,650	5,302,324	(1,499,989)	11,287,985	154,758,271	2,159,798		2,360,950
Lord Abbett Investment Trust–Core Fixed Income Fund–Class I	—	6,629,224	(1,310,381)	5,318,843	57,337,127	(182,429	)(b)	661,446
Lord Abbett Global Fund, Inc.–Emerging Markets Currency Fund–Class I	10,631,458	10,890,289	(4,388,921)	17,132,826	107,080,165	(1,114,243)		2,337,329
Lord Abbett Investment Trust–High Yield Fund–Class I	23,875,945	23,374,427	(3,309,731)	43,940,641	355,040,379	6,819,789	(c)	16,393,260
Lord Abbett Municipal Income Fund–High Yield Municipal Bond Fund	—	1,454,439	—	1,454,439	15,867,932	—		57,528
Lord Abbett Securities Trust–International Dividend Income Fund–Class I	8,523,363	7,468,446	(3,121,906)	12,869,903	116,730,019	2,409,259		3,759,240
Lord Abbett Mid Cap Value Fund–Class I	3,683,707	2,408,869	(2,938,298)	3,154,278	71,286,674	16,773,072		675,454
Lord Abbett Investment Trust–Short Duration Income Fund–Class I	29,362,130	49,158,037	(9,682,447)	68,837,720	314,588,380	510,437	(d)	7,894,223
Total					$1,289,135,674	$35,081,803		$35,192,234

(a)	Amount represents distributed capital gains.
(b)	Includes $104,260 of distributed capital gains.
(c)	Includes $4,227,712 of distributed capital gains.
(d)	Includes $41,226 of distributed capital gains.

10.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (continued)

11.	INVESTMENT RISKS

The Funds invest principally in the Underlying Funds and, as a result, a Fund’s performance is directly related to its Underlying Fund’s performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds’ investments and the NAVs of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Underlying Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund fail to produce the intended result, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The Underlying Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

Because Multi-Asset Income Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with fixed income securities. Similarly, since Diversified Equity Strategy Fund generally will be invested in equity funds and Multi-Asset Growth Fund will be more heavily invested in equity funds than fixed income funds, each will be more affected by the risks associated with stocks and other equity investments. Given Multi-Asset Balanced Opportunity Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

Notes to Financial Statements (continued)

Each Fund may invest in derivatives, either directly or through its Underlying Funds. The risks associated with derivatives may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect each Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Year Ended		Year Ended
Diversified Equity Strategy Fund	November 30, 2013		November 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,584,044	$51,191,036	2,119,367	$34,765,264
Converted from Class B*	14,380	282,502	16,199	265,845
Reinvestment of distributions	56,311	970,245	37,773	563,202
Shares reacquired	(1,860,700)	(36,590,094)	(2,897,995)	(47,756,180)
Increase (decrease)	794,035	$15,853,689	(724,656)	$(12,161,869)

Class B Shares
Shares sold	17,115	$324,422	17,436	$283,537
Reinvestment of distributions	417	7,082	—	—
Shares reacquired	(56,575)	(1,081,594)	(123,291)	(1,955,854)
Converted to Class A*	(14,649)	(282,502)	(16,508)	(265,845)
Decrease	(53,692)	$(1,032,592)	(122,363)	$(1,938,162)

Class C Shares
Shares sold	760,134	$14,780,857	530,540	$8,479,679
Reinvestment of distributions	4,980	84,314	—	—
Shares reacquired	(487,467)	(9,328,632)	(589,973)	(9,456,073)
Increase (decrease)	277,647	$5,536,539	(59,433)	$(976,394)

Class F Shares
Shares sold	128,832	$2,426,340	74,142	$1,176,262
Reinvestment of distributions	1,233	21,218	2,166	32,248
Shares reacquired	(122,600)	(2,302,976)	(235,359)	(3,926,759)
Increase (decrease)	7,465	$144,582	(159,051)	$(2,718,249)

Class I Shares
Shares sold	89,057	$1,742,900	642,762	$10,813,828
Reinvestment of distributions	9	158	10	155
Shares reacquired	(50,988)	(1,046,201)	(86,798)	(1,424,908)
Increase	38,078	$696,857	555,974	$9,389,075

Class P Shares
Shares sold	671	$13,145	1,343	$21,970
Reinvestment of distributions	69	1,201	33	504
Shares reacquired	(10,178)	(223,938)	(510)	(8,455)
Increase (decrease)	(9,438)	$(209,592)	866	$14,019

Notes to Financial Statements (continued)

		Year Ended		Year Ended
Diversified Equity Strategy Fund	November 30, 2013		November 30, 2012
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	12,604	$240,788	8,638	$141,096
Reinvestment of distributions	132	2,267	46	683
Shares reacquired	(19,808)	(409,649)	(671)	(11,132)
Increase (decrease)	(7,072)	$(166,594)	8,013	$130,647

Class R3 Shares
Shares sold	190,899	$3,664,497	141,999	$2,306,020
Reinvestment of distributions	2,236	38,309	1,028	15,242
Shares reacquired	(108,693)	(2,202,160)	(73,611)	(1,169,383)
Increase	84,442	$1,500,646	69,416	$1,151,879

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
		Year Ended		Year Ended
Multi-Asset Balanced Opportunity Fund	November 30, 2013		November 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	25,355,991	$297,823,612	19,421,642	$203,591,722
Converted from Class B*	697,333	8,170,577	801,148	8,404,767
Reinvestment of distributions	3,523,081	40,760,518	3,476,478	36,138,830
Shares reacquired	(22,051,145)	(259,231,694)	(21,768,031)	(227,523,255)
Increase	7,525,260	$87,523,013	1,931,237	$20,612,064

Class B Shares
Shares sold	244,970	$2,877,922	370,176	$3,845,938
Reinvestment of distributions	101,273	1,159,164	138,881	1,436,004
Shares reacquired	(783,878)	(9,130,515)	(1,199,373)	(12,530,703)
Converted to Class A*	(698,058)	(8,170,577)	(801,965)	(8,404,767)
Decrease	(1,135,693)	$(13,264,006)	(1,492,281)	$(15,653,528)

Class C Shares
Shares sold	7,215,547	$85,049,931	3,254,294	$33,940,520
Reinvestment of distributions	453,614	5,215,929	439,347	4,538,784
Shares reacquired	(3,604,139)	(42,068,593)	(4,070,112)	(42,216,644)
Increase (decrease)	4,065,022	$48,197,267	(376,471)	$(3,737,340)

Class F Shares
Shares sold	1,595,583	$19,032,885	368,408	$3,798,856
Reinvestment of distributions	34,960	408,528	28,370	294,688
Shares reacquired	(481,451)	(5,678,358)	(365,712)	(3,819,819)
Increase	1,149,092	$13,763,055	31,066	$273,725

Class I Shares
Shares sold	455,643	$5,361,038	567,752	$5,983,945
Reinvestment of distributions	87,080	1,007,001	93,577	972,173
Shares reacquired	(680,384)	(8,032,053)	(538,976)	(5,636,995)
Increase (decrease)	(137,661)	$(1,664,014)	122,353	$1,319,123

Notes to Financial Statements (continued)

		Year Ended		Year Ended
Multi-Asset Balanced Opportunity Fund	November 30, 2013		November 30, 2012
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	15,968	$186,797	24,840	$256,916
Reinvestment of distributions	3,910	44,994	5,515	56,768
Shares reacquired	(17,580)	(204,428)	(154,516)	(1,592,324)
Increase (decrease)	2,298	$27,363	(124,161)	$(1,278,640)

Class R2 Shares
Shares sold	66,083	$797,147	64,958	$679,781
Reinvestment of distributions	3,117	36,701	2,076	21,968
Shares reacquired	(29,764)	(361,744)	(72,897)	(746,797)
Increase (decrease)	39,436	$472,104	(5,863)	$(45,048)

Class R3 Shares
Shares sold	1,003,223	$11,672,325	909,701	$9,464,566
Reinvestment of distributions	79,086	913,418	69,880	725,353
Shares reacquired	(660,294)	(7,714,960)	(644,212)	(6,684,970)
Increase	422,015	$4,870,783	335,369	$3,504,949

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

		Year Ended		Year Ended
Multi-Asset Growth Fund	November 30, 2013		November 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,490,234	$185,383,161	9,857,652	$153,937,786
Converted from Class B*	126,615	2,262,817	110,565	1,725,480
Reinvestment of distributions	1,213,086	20,696,342	1,010,622	15,493,324
Shares reacquired	(8,776,949)	(155,799,189)	(7,934,794)	(123,483,791)
Increase	3,052,986	$52,543,131	3,044,045	$47,672,799

Class B Shares
Shares sold	89,317	$1,584,331	144,531	$2,248,286
Reinvestment of distributions	39,189	659,148	39,850	604,387
Shares reacquired	(264,107)	(4,642,463)	(359,282)	(5,558,437)
Converted to Class A*	(127,451)	(2,262,817)	(111,272)	(1,725,480)
Decrease	(263,052)	$(4,661,801)	(286,173)	$(4,431,244)

Class C Shares
Shares sold	2,900,649	$51,679,177	1,436,306	$22,264,906
Reinvestment of distributions	172,616	2,917,327	146,509	2,225,346
Shares reacquired	(1,445,302)	(25,430,072)	(1,483,632)	(22,857,810)
Increase	1,627,963	$29,166,432	99,183	$1,632,442

Class F Shares
Shares sold	802,306	$14,401,938	164,744	$2,573,862
Reinvestment of distributions	10,341	178,282	6,947	106,470
Shares reacquired	(232,891)	(4,169,321)	(150,290)	(2,321,051)
Increase	579,756	$10,410,899	21,401	$359,281

Notes to Financial Statements (continued)

		Year Ended		Year Ended
Multi-Asset Growth Fund	November 30, 2013		November 30, 2012
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	74,539	$1,286,624	460,861	$7,356,327
Reinvestment of distributions	6,009	103,291	3,343	52,086
Shares reacquired	(39,746)	(700,158)	(23,094)	(363,413)
Increase	40,802	$689,757	441,110	$7,045,000

Class P Shares
Shares sold	1,071.92	$18,740	36.537	$576
Reinvestment of distributions	25.42	445	9.541	147
Shares reacquired	(1,287.43)	(24,381)	(6.13)	(99)
Increase (decrease)	(190.09)	$(5,196)	39.948	$624

Class R2 Shares
Shares sold	4,633	$82,486	6,507	$103,368
Reinvestment of distributions	375	6,488	234	3,638
Shares reacquired	(9,128)	(172,108)	(5,275)	(81,924)
Increase (decrease)	(4,120)	$(83,134)	1,466	$25,082

Class R3 Shares
Shares sold	379,918	$6,718,712	328,185	$5,092,959
Reinvestment of distributions	27,788	473,877	22,282	340,605
Shares reacquired	(241,722)	(4,330,089)	(326,560)	(5,008,876)
Increase	165,984	$2,862,500	23,907	$424,688

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

		Year Ended		Year Ended
Multi-Asset Income Strategy Fund	November 30, 2013		November 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	21,236,583	$331,191,157	11,372,776	$165,865,557
Converted from Class B*	37,960	591,586	40,987	597,259
Reinvestment of distributions	1,211,544	18,699,769	920,054	13,347,409
Shares reacquired	(8,230,003)	(127,760,557)	(6,546,835)	(95,418,828)
Increase	14,256,084	$222,721,955	5,786,982	$84,391,397

Class B Shares
Shares sold	83,150	$1,307,281	65,396	$956,088
Reinvestment of distributions	18,053	280,248	22,220	324,453
Shares reacquired	(109,814)	(1,720,170)	(136,409)	(1,996,880)
Converted to Class A*	(37,566)	(591,586)	(40,585)	(597,259)
Decrease	(46,177)	$(724,227)	(89,378)	$(1,313,598)

Class C Shares
Shares sold	15,006,342	$237,085,443	6,259,888	$92,182,040
Reinvestment of distributions	503,752	7,862,033	334,823	4,909,931
Shares reacquired	(3,322,764)	(52,305,190)	(2,277,248)	(33,418,756)
Increase	12,187,330	$192,642,286	4,317,463	$63,673,215

Notes to Financial Statements (concluded)

		Year Ended		Year Ended
Multi-Asset Income Strategy Fund	November 30, 2013		November 30, 2012
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	14,498,248	$227,148,099	3,849,020	$55,891,367
Reinvestment of distributions	272,589	4,225,431	129,955	1,890,537
Shares reacquired	(3,103,138)	(48,122,964)	(1,416,387)	(20,543,800)
Increase	11,667,699	$183,250,566	2,562,588	$37,238,104

Class I Shares
Shares sold	398,850	$6,198,732	100,647	$1,485,940
Reinvestment of distributions	4,373	67,757	1,023	14,748
Shares reacquired	(229,732)	(3,558,943)	(21,075)	(306,419)
Increase	173,491	$2,707,546	80,595	$1,194,269

Class P Shares
Shares sold	92.000	$1,431	136.373	$2,005
Reinvestment of distributions	22.000	342	28.907	422
Shares reacquired	(634.000)	(10,183)	(243.052)	(3,676)
Decrease	(520.000)	$(8,410)	(77.772)	$(1,249)

Class R2 Shares
Shares sold	32,812	$519,705	36,527	$543,612
Reinvestment of distributions	348	5,463	208	3,090
Shares reacquired	(20,938)	(331,379)	(2,880)	(42,451)
Increase	12,222	$193,789	33,855	$504,251

Class R3 Shares
Shares sold	243,236	$3,786,205	229,495	$3,316,436
Reinvestment of distributions	19,873	306,346	16,009	232,335
Shares reacquired	(118,535)	(1,853,491)	(148,452)	(2,164,526)
Increase	144,574	$2,239,060	97,052	$1,384,245

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

13.	RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011–11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011–11 and ASU 2013–01 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact the adoption of ASU 2011–11 and ASU 2013–01 will have on the Funds’ financial statement disclosures.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Lord Abbett Investment Trust and the Shareholders of Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Multi-Asset Balanced Opportunity Fund (formerly, Lord Abbett Balanced Strategy Fund), Lord Abbett Multi-Asset Growth Fund (formerly, Lord Abbett Growth & Income Strategy Fund) and Lord Abbett Multi-Asset Income Fund (formerly, Lord Abbett Diversified Income Strategy Fund) (collectively, the “Funds”), four of the twelve funds constituting the Lord Abbett Investment Trust (the “Trust”) as of November 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
January 29, 2014

Investments in Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbett. As of November 30, 2013, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Diversified Equity Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	20.00%
Lord Abbett Developing Growth Fund, Inc. – Class I	4.96%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	14.96%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	15.06%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	15.01%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	12.07%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	7.96%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	9.98%

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	4.07%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	8.82%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	10.20%
Lord Abbett Investment Trust – Convertible Fund – Class I	11.51%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	4.43%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	8.26%
Lord Abbett Investment Trust – High Yield Fund – Class I	17.49%
Lord Abbett Municipal Income Fund – High Yield Municipal Bond Fund – Class I	0.99%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	14.17%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	15.25%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	4.81%

Multi-Asset Growth Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	7.29%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	12.26%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	10.90%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	3.99%
Lord Abbett Investment Trust – High Yield Fund – Class I	17.13%
Lord Abbett Municipal Income Fund – High Yield Municipal Bond Fund – Class I	1.91%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	18.02%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	21.97%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	5.14%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	1.39%

Investments in Underlying Funds (unaudited)(continued)

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	1.86%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	0.63%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	4.99%
Lord Abbett Investment Trust – Convertible Fund – Class I	12.00%
Lord Abbett Investment Trust-Core Fixed Income Fund – Class I	4.45%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	8.31%
Lord Abbett Investment Trust – High Yield Fund – Class I	27.54%
Lord Abbett Municipal Income Fund – High Yield Municipal Bond Fund – Class I	1.23%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	9.06%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	5.53%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	24.40%

The Ten Largest Holdings and the Holdings by Sector, as of November 30, 2013, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.49%
Pfizer, Inc.	3.49%
Wal-Mart Stores, Inc.	2.96%
Occidental Petroleum Corp.	2.91%
Microsoft Corp.	2.70%
Apple, Inc.	2.46%
Philip Morris International, Inc.	2.42%
Verizon Communications, Inc.	2.38%
Chevron Corp.	2.33%
McDonald’s Corp.	2.31%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	8.18%
Consumer Staples	10.25%
Energy	10.47%
Financials	20.86%
Health Care	9.67%
Industrials	11.99%
Information Technology	14.51%
Materials	5.52%
Telecommunication Services	2.89%
Utilities	5.25%
Repurchase Agreement	0.41%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Calibrated Dividend Growth Fund

Ten Largest Holdings	% of Investments
United Technologies Corp.	4.21%
3M Co.	4.02%
Occidental Petroleum Corp.	3.92%
Wal-Mart Stores, Inc.	3.90%
McDonald’s Corp.	3.65%
Coca-Cola Co. (The)	3.27%
International Business Machines Corp.	3.26%
AbbVie, Inc.	3.08%
Colgate-Palmolive Co.	2.94%
Monsanto Co.	2.94%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.12%
Consumer Staples	19.88%
Energy	10.25%
Financials	6.43%
Health Care	10.76%
Industrials	19.74%
Information Technology	4.98%
Materials	8.03%
Telecommunication Services	1.77%
Utilities	4.57%
Repurchase Agreement	0.47%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.36%
Pfizer, Inc.	3.56%
Citigroup, Inc.	3.34%
Exxon Mobil Corp.	3.24%
Chevron Corp.	2.74%
Occidental Petroleum Corp.	2.20%
SunTrust Banks, Inc.	2.17%
Comcast Corp. Class A	2.12%
Wal-Mart Stores, Inc.	2.05%
Capital One Financial Corp.	2.05%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.74%
Consumer Staples	6.34%
Energy	14.47%
Financials	29.31%
Health Care	13.16%
Industrials	9.89%
Information Technology	8.64%
Materials	3.26%
Telecommunication Services	2.18%
Utilities	5.50%
Repurchase Agreement	0.51%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Cardinal Health, Inc.	2.61%
AES Corp. (The)	2.38%
Hartford Financial Services Group, Inc.	2.23%
SunTrust Banks, Inc.	1.95%
Great Plains Energy, Inc.	1.94%
CIT Group, Inc.	1.93%
Allegheny Technologies, Inc.	1.84%
Ares Capital Corp.	1.79%
Rock-Tenn Co. Class A	1.78%
PPL Corp.	1.75%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	9.08%
Consumer Staples	3.17%
Energy	6.84%
Financials	32.08%
Health Care	9.11%
Industrials	11.69%
Information Technology	9.84%
Materials	5.80%
Telecommunication Services	0.36%
Utilities	11.51%
Repurchase Agreement	0.52%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Gilead Sciences, Inc., 1.625%, 5/1/2016	3.86%
MGIC Investment Corp., 5.00, 5/01/2017	3.61%
Micron Technology, Inc., 3.125, 5/01/2032	3.50%
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25, 12/01/2040	3.41%
priceline.com, Inc., 0.35, 6/15/2020	3.12%
Salesforce.com, Inc., 0.25, 04/01/2018	2.52%
Ares Capital Corp., 4.875, 11/30/2018	1.67%
NetSuite, Inc., 0.25, 6/01/2018	1.62%
Salix Pharmaceuticals Ltd., 1.50, 3/15/2019	1.56%
AMG Capital Trust II, 5.15, TBA	1.54%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.79%
Consumer Staples	0.52%
Energy	9.13%
Financials	17.35%
Healthcare	17.26%
Industrials	4.08%
Information Technology	3.22%
Insurance	1.49%
Materials	1.99%
Media	1.49%
Technology	25.91%
Telecommunications	4.97%
Transportation	2.23%
Utilities	2.18%
Repurchase Agreement	1.38%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Buffalo Wild Wings, Inc.	1.87%
PriceSmart, Inc.	1.80%
Medidata Solutions, Inc.	1.75%
LifeLock, Inc.	1.70%
SunEdison, Inc.	1.63%
Air Lease Corp.	1.50%
CoStar Group, Inc.	1.48%
Team Health Holdings, Inc.	1.44%
Ultimate Software Group, Inc. (The)	1.44%
MWI Veterinary Supply, Inc.	1.43%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.06%
Consumer Staples	4.55%
Energy	4.13%
Financials	11.28%
Health Care	21.74%
Industrials	14.32%
Information Technology	25.74%
Materials	2.07%
Repurchase Agreement	1.11%
Total	100.00%

*	A sector may comprise several industries

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
Turkey Government Bond, 04/9/2014	4.38%
Turkey Government Bond, 10.00%, 12/4/2013	2.00%
AT&T, Inc., 1.146%, 11/27/2018	1.27%
Federal National Mortgage Assoc., 4.50%, 11/1/2018	1.17%
Nigeria Treasury Bill, 03/6/2014	1.06%
Morgan Stanley, 4.75%, 04/1/2014	1.02%
UDR, Inc., 5.50%, 04/1/2014	0.97%
Plains Exploration & Production Co., 7.625%, 04/1/2020	0.91%
Anadarko Petroleum Corp., 7.625%, 03/15/2014	0.87%
Bank of America Corp., 10.20%, 07/15/2015	0.86%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Asset Backed	13.99%
Automotive	0.42%
Banking	6.92%
Basic Industry	3.58%
Capital Goods	0.62%
Consumer Cyclical	1.76%
Energy	8.46%
Financial Services	1.23%
Foreign Government	7.52%
Healthcare	2.80%
Insurance	1.18%
Media	2.41%
Mortgage Backed	35.28%
Real Estate	4.47%
Services	2.14%
Technology & Electronics	1.70%
Telecommunications	2.21%
Utility	3.31%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.45%
Citigroup, Inc.	3.11%
Exxon Mobil Corp.	2.39%
Comcast Corp. Class A	2.38%
Express Scripts Holding Co.	2.27%
Verizon Communications, Inc.	2.26%
Gilead Sciences, Inc.	2.14%
Capital One Financial Corp.	2.05%
Actavis plc	1.95%
PPG Industries, Inc.	1.89%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.37%
Consumer Staples	5.06%
Energy	13.69%
Financials	24.07%
Health Care	18.93%
Industrials	7.14%
Information Technology	7.89%
Materials	3.49%
Telecommunication Services	2.26%
Utilities	2.93%
Repurchase Agreement	0.17%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Google, Inc. Class A	4.58%
Amazon.com, Inc.	2.64%
Facebook, Inc. Class A	2.36%
Gilead Sciences, Inc.	2.04%
Apple, Inc.	2.04%
Biogen Idec, Inc.	2.00%
QUALCOMM, Inc.	1.94%
Bristol-Myers Squibb Co.	1.87%
Boeing Co. (The)	1.69%
Comcast Corp. Class A	1.65%

Holdings by Sector*	% of Investments
Consumer Discretionary	24.25%
Consumer Staples	5.12%
Energy	2.94%
Financials	7.18%
Health Care	14.00%
Industrials	14.46%
Information Technology	27.88%
Materials	1.52%
Telecommunication Services	0.92%
Repurchase Agreement	1.73%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
IntercontinentalExchange Group, Inc.	2.13%
Affiliated Managers Group, Inc.	1.83%
Perrigo Co.	1.74%
Actavis plc	1.68%
LKQ Corp.	1.64%
Alliance Data Systems Corp.	1.61%
B/E Aerospace, Inc.	1.54%
GNC Holdings, Inc. Class A	1.51%
BorgWarner, Inc.	1.50%
VF Corp.	1.48%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	29.33%
Consumer Staples	4.07%
Energy	3.57%
Financials	9.35%
Health Care	16.59%
Industrials	18.42%
Information Technology	15.81%
Materials	1.27%
Telecommunication Services	1.26%
Repurchase Agreement	0.33%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
First Data Corp., 12.625%, 1/15/2021	0.90%
Intelsat Luxembourg SA, 7.75%, 6/1/2021	0.74%
Alliance Data Systems Corp., 6.375%, 4/1/2020	0.74%
LBG Capital No.1 plc, 8.00%, TBA	0.74%
CIT Group, Inc., 5.375%, 5/15/2020	0.67%
Sprint Communications, Inc., 7.00%, 8/15/2020	0.66%
Concho Resources, Inc., 5.50%, 4/1/2023	0.63%
DISH DBS Corp., 5.875%, 7/15/2022	0.62%
AMC Networks, Inc., 7.75%, 7/15/2021	0.61%
Sprint Corp., 7.875%, 9/15/2023	0.56%

Holdings by Sector*	% of Investments
Automotive	2.24%
Banking	2.89%
Basic Industry	9.60%
Capital Goods	5.61%
Commercial Mortgage	0.02%
Consumer Cyclical	7.36%
Consumer Non-Cyclical	3.47%
Energy	14.33%
Financial Services	3.27%
Foreign Government	0.12%
Healthcare	6.97%
Insurance	1.05%
Media	9.13%
Real Estate	0.21%
Services	12.24%
Technology & Electronics	7.88%
Telecommunications	8.42%
Utility	4.70%
Repurchase Agreement	0.49%
Total	100.00%
*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Municipal Income Fund – High Yield Municipal Bond Fund

Ten Largest Holdings	% of Investments
Buckeye Tobacco, 5.125%, 06/1/2024	1.53%
Tobacco Settlement Fin Corp, 5.00%, 06/1/2041	1.48%
Golden St Tobacco, 5.00%, 06/1/2033	1.37%
DFW Arpt – American Airlines Rmkt AMT, 9.125%, 05/1/2029	0.93%
NJ EDA – Continental Airlines AMT, 5.25%, 09/15/2029	0.91%
Cleveland ArptvContinental Airlines AMT, 5.375%, 09/15/2027	0.89%
San Antonio Elec & Gas, 9.994%, 02/1/2017	0.89%
RI Hlth & Ed–St Joseph Hlth, 5.50%, 10/1/2029	0.79%
Golden St Tobacco, 4.50%, 06/1/2027	0.77%
Niagara Area Dev Corp–Covanta AMT, 5.25%, 11/1/2042	0.76%

Portfolio Holdings Presented by Credit Rating
Credit Rating:
S&P or Moody’s(a)	% of Investments
AAA	0.20%
AA+	0.41%
AA	0.97%
AA-	0.47%
A+	1.69%
A	3.15%
A-	1.67%
BBB+	1.14%
BBB	1.45%
BBB-	6.84%
BB+	3.73%
BB	1.95%
BB-	3.35%
B	5.77%
B-	1.52%
CCC	0.78%
C	0.03%
NR	64.88%
Money Market Mutual Funds	—%	*
Total	100.00%
(a)	Certain investments have been rated by Fitch IBCA.
*	Amount is less than 0.01%.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Toyota Motor Corp.	2.50%
Rio Tinto plc ADR	2.34%
Eni SpA ADR	2.01%
DnB NOR ASA	1.98%
Hitachi Ltd.	1.92%
Siemens AG Registered Shares	1.88%
Barclays plc	1.87%
Roche Holding AG	1.84%
Safran SA	1.78%
WPP plc	1.75%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.61%
Consumer Staples	5.80%
Energy	7.35%
Financials	25.18%
Health Care	8.07%
Industrials	16.13%
Information Technology	7.72%
Materials	8.31%
Telecommunication Services	3.58%
Utilities	0.96%
Repurchase Agreement	2.29%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Rio Tinto plc ADR	2.46%
Eni SpA ADR	2.05%
Total SA ADR	1.92%
Siemens AG Registered Shares	1.88%
National Australia Bank Ltd.	1.87%
BP plc	1.79%
Aegon NV	1.79%
Vivendi SA	1.78%
SJM Holdings Ltd.	1.78%
EDP–Energias de Portugal SA	1.77%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	11.01%
Consumer Staples	6.41%
Energy	10.03%
Financials	25.21%
Health Care	6.02%
Industrials	10.55%
Information Technology	2.55%
Materials	6.13%
Telecommunication Services	11.30%
Utilities	9.05%
Repurchase Agreement	1.74%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Arrow Global Group plc	1.74%
Air New Zealand Ltd.	1.69%
Plastic Omnium SA	1.64%
Wincor Nixdorf AG	1.56%
Aalberts Industries NV	1.55%
Jupiter Fund Management plc	1.47%
Howden Joinery Group plc	1.47%
Keihin Corp.	1.47%
Playtech plc	1.42%
Hays plc	1.38%

Holdings by Sector*	% of Investments
Consumer Discretionary	20.02%
Consumer Staples	6.18%
Energy	6.65%
Financials	19.10%
Health Care	4.92%
Industrials	19.91%
Information Technology	12.97%
Materials	4.36%
Telecommunication Services	0.68%
Utilities	2.52%
Repurchase Agreement	2.69%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Hartford Financial Services Group, Inc.	2.42%
SunTrust Banks, Inc.	1.91%
Fidelity National Information Services, Inc.	1.68%
XL Group plc	1.64%
Pentair Ltd.	1.62%
Lincoln National Corp.	1.61%
Jones Lang LaSalle, Inc.	1.53%
Sempra Energy	1.52%
Mylan, Inc.	1.51%
Actavis plc	1.51%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.05%
Consumer Staples	3.43%
Energy	7.19%
Financials	31.03%
Health Care	11.66%
Industrials	12.53%
Information Technology	9.58%
Materials	6.70%
Utilities	7.31%
Repurchase Agreement	0.52%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.375%, 3/15/2015	3.01%
QVC, Inc., 7.50%, 10/01/2019	0.60%
Fidelity National Information Services, Inc., 7.875%, 07/15/2020	0.52%
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007–5 AM, 5.419%, 8/12/2048	0.51%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 4/15/2047	0.50%
Host Hotels & Resorts LP, 6.00%, 11/01/2020	0.49%
Mylan, Inc., 6.00%, 11/15/2018	0.49%
Cricket Communications, Inc., 7.75%. 10/15/2020	0.48%
Citigroup, Inc., 5.00%, 9/15/2014	0.48%
Citigroup Commercial Mortgage Trust 2007-C6 AM, 5.894%, 12/10/2049	0.47%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto	0.11%
Basic Industry	0.62%
Capital Goods	0.16%
Consumer Cyclicals	3.73%
Consumer Discretionary	1.62%
Consumer Non-Cyclical	0.06%
Consumer Services	1.23%
Consumer Staples	0.82%
Energy	7.53%
Financial Services	53.64%
Foreign Government	3.71%
Health Care	2.97%
Integrated Oils	3.22%
Materials and Processing	4.09%
Media	0.16%
Municipal	0.10%
Producer Durables	0.66%
Technology	1.62%
Telecommunications	1.91%
Transportation	0.94%
U.S. Government	6.28%
Utilities	1.89%
Repurchase Agreement	2.93%
Total	100.00%
*	A sector may comprise several industries

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Jarden Corp.	2.24%
Mohawk Industries, Inc.	2.10%
CapitalSource, Inc.	2.05%
Actavis plc	1.80%
Hartford Financial Services Group, Inc.	1.72%
HCC Insurance Holdings, Inc.	1.66%
Reliance Steel & Aluminum Co.	1.55%
American Water Works Co., Inc.	1.52%
Rock-Tenn Co. Class A	1.50%
MEDNAX, Inc.	1.48%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Consumer Discretionary	14.43%
Consumer Staples	3.30%
Energy	7.78%
Financials	27.62%
Health Care	8.99%
Industrials	9.62%
Information Technology	12.12%
Materials	7.31%
Utilities	7.14%
Repurchase Agreement	1.69%
Total	100.00%
*	A sector may comprise several industries.

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board elects officers who are responsible for the day-to-day operations of the Funds and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Trust’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Trustee

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Trust as defined in the Act. Ms. Foster is a director/trustee and officer of each of the 12 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years
Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Trustees

The following Independent Trustees also are directors/trustees of each of the 12 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994; Chairman since 2013	Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 – 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 – 2010).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 – 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 – 2008).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years
Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Trustee since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 – 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Lend Lease Corporation Limited, an international retail and residential property group (2006 – 2012).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000	Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2012	Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 – 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978–2009); and Officer and Director of Trinsum Group, a holding company (2007 – 2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of Synageva BioPharma Corp., a biopharmaceutical company (2009 – 2011).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All of the officers of the Trust also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 1998	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Alan R. Kurtz (1976)	Executive Vice President	Elected in 2013	Portfolio Manager, joined Lord Abbett in 2000.

Jeffrey D. Lapin (1967)	Executive Vice President	Elected in 2012	Portfolio Manager, joined Lord Abbett in 2012 and was formerly a Managing Director at Post Advisory Group, an asset management firm specializing in high yield securities (2005 – 2012).

Robert A. Lee (1969)	Executive Vice President	Elected in 1998	Partner and Director of Taxable Fixed Income, joined Lord Abbett in 1997.

Andrew H. O’Brien (1973)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Steven F. Rocco (1979)	Executive Vice President	Elected in 2010	Partner and Portfolio Manager, joined Lord Abbett in 2004.

Christopher J. Towle (1957)	Executive Vice President	Elected in 1999	Partner and Director, joined Lord Abbett in 1987.

Basic Information About Management (continued)

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During the Past Five Years
Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial and Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Chief Compliance Officer, Vice President and Secretary	Elected as Vice President and Secretary in 1997 and Chief Compliance Officer in 2013	Partner, General Counsel, and Chief Compliance Officer, joined Lord Abbett in 1997.

Jerald M. Lanzotti (1967)	Vice President	Elected in 2012	Partner and Portfolio Manager, joined Lord Abbett in 1996.

Hyun Lee (1970)	Vice President	Elected in 2013	Portfolio Manager, joined Lord Abbett in 2001.

Steven M. Lipper (1961)	Vice President	Elected in 2011	Director, Product Management, joined Lord Abbett in 2004.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant	Elected in 2008	Partner and Deputy General Secretary Counsel, joined Lord Abbett in 2006.

Lawrence B. Stoller (1963)	Vice President and Assistant	Elected in 2007	Partner and Senior Deputy Secretary General Counsel, joined Lord Abbett in 2007.

Kewjin Yuoh (1971)	Vice President	Elected in 2011	Partner and Portfolio Manager, joined Lord Abbett in 2010 and was formerly a Senior Vice President – Director of Fundamental Research and Senior Portfolio at Alliance Bernstein, LLP (2003 – 2010).

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During the Past Five Years
Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Trust’s Trustees. It is available free upon request.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and the qualified dividend income (QDI) for individual shareholders.

Fund Name		DRD	QDI
Diversified Equity Strategy Fund		88%	100%
Multi-Asset Balanced Opportunity Fund		15%	30%
Multi-Asset Growth Fund		18%	38%
Multi-Asset Income Fund		6%	16%

Additionally, of the distributions paid to shareholders by Multi-Asset Income Fund during the fiscal year ended November 30, 2013, $2,006,594 represents long-term capital gains.

Each fund intends to pass through foreign source income and foreign taxes as follows:

		Foreign
Fund Name		Source Income	Foreign Taxes
Diversified Equity Strategy Fund		$810,383	$88,558
Multi-Asset Balanced Opportunity Fund		9,259,776	1,188,940
Multi-Asset Growth Fund		6,685,063	859,206
Multi-Asset Income Fund		3,429,555	440,695

The percentages below reflect the portion of ordinary income distributions paid during the fiscal year ended November 30, 2013 that is tax-exempt dividend income.

Multi-Asset Balanced Opportunity Fund	0.14%
Multi-Asset Growth Fund	0.30%
Multi-Asset Income Fund	0.16%

Lord Abbett Investment Trust

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Diversified Equity Strategy Fund
Multi-Asset Balanced Opportunity Fund
(formerly, Balanced Strategy Fund)
Multi-Asset Growth Fund
(formerly, Growth & Income Strategy Fund)
Multi-Asset Income Fund
(formerly, Diversified Income Strategy Fund)

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		LASAF-2-1113 (01/14)

2 0 1 3

L O R D  A B B E T T

A N N U A L

R E P O R T

Lord Abbett

Convertible Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Short Duration Income Fund

For the fiscal year ended November 30, 2013

1	A Letter to Shareholders
7	Investment Comparisons
13	Information About Your Fund’s Expenses and Holdings Presented by Sector
Schedules of Investments:
20	Convertible Fund
29	Floating Rate Fund
50	High Yield Fund
77	Income Fund
105	Inflation Focused Fund
150	Short Duration Income Fund
200	Statements of Assets and Liabilities
204	Statements of Operations
206	Statements of Changes in Net Assets
212	Financial Highlights
254	Notes to Financial Statements
280	Report of Independent Registered Public Accounting Firm
281	Supplemental Information to Shareholders

Lord Abbett Investment Trust
Lord Abbett Convertible Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, and Lord Abbett Short Duration Income Fund
Annual Report

For the fiscal year ended November 30, 2013

Daria L. Foster, Trustee, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended November 30, 2013. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

1

Convertible Fund

For the fiscal year ended November 30, 2013, the Fund returned 25.74%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the BofA Merrill Lynch All Convertibles, All Qualities Index,1 which returned 25.14% over the same period.

The U.S. equity market and credit-sensitive sectors of the fixed-income market experienced strong returns during the 12-month period. These areas benefited from signs of an improving economy, continued Federal Reserve (“Fed”) monetary stimulus, and low short-term interest rates. Within the convertible market, issuance has returned to a healthy pace and the market has become more equity-sensitive overall. Over the period, convertibles captured approximately 83% of the equity market upside, as measured by the S&P 500® Index.2

The financials, healthcare, and consumer discretionary sectors contributed to Fund relative performance during the period. Within financials, Alliance Data Systems Corp. benefited from increasing revenue from its private-label business, which runs store-branded credit card programs, as the average credit card receivables rose. An underweight to REITs also added to relative performance as REITS came under pressure when investors became increasingly worried about the prospects for rising interest rates and eventual Fed tapering. Within healthcare, pharmaceuticals and biotechnology were very strong areas for the Fund. Gilead Sciences, Inc. experienced robust sales growth of its HIV drugs and also benefited from increasing expectations for its new hepatitis C treatment. Isis Pharmaceuticals, Inc. also added to relative performance as its drug pipeline gained investor confidence and it announced positive results from a spinal muscular atrophy drug study.

Detracting from Fund relative performance during the period were the energy, materials, and transportation sectors. Within the energy sector, Cobalt International Energy, Inc. sold off after the company announced that one of its drilling projects in the Gulf of Mexico had not been able to find any commercially viable oil. Within materials, Cliffs Natural Resources, Inc. detracted from relative performance as the company has struggled to stay profitable amid declining iron ore prices. The firm has cut production and also faces the additional challenge of a slow-down in demand from China. The transportation sector did extremely well during the period; however, selection within the area detracted from relative performance.

Floating Rate Fund

For the fiscal year ended November 30, 2013, the Fund returned 6.36%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Credit Suisse Leveraged Loan Index,3 which returned 6.37% over the same period.

2

The U.S. equity market and credit sensitive sectors of the fixed-income market, including high yield bonds and loans, experienced strong returns during the 12-month period. These areas benefited from signs of an improving economy, continued Federal Reserve monetary stimulus, and low short-term interest rates. High yield bonds and loans outperformed traditional government-related safe havens of the fixed-income market, which were hurt by rising Treasury bond yields amid concerns about the future of the Fed’s quantitative easing (QE) programs. Leveraged loan mutual funds experienced record inflows, as investors continued to seek both yield amid an environment of historically low rates and the floating-rate characteristic of loans in anticipation of interest rates starting to rise. Credit conditions remained strong, with a trailing 12-month leveraged loan default rate of 2.22%. While the default rate was higher than the 1.67% rate posted a year ago, defaults remained below the long-term average.

Detracting from Fund relative performance during the period were holdings in the metals/minerals, transportation, and food and drug sectors. As in past years, the Fund did not emphasize distressed loans, and, thus, the underweight allocation to this area of the market detracted from relative performance as distressed loans outperformed the overall loan market by more than 1,100 basis points.

Contributing to Fund relative performance during the period were holdings in the energy, aerospace, and chemicals sectors. The high-yield market outperformed the loan market during the period and the Fund maintained a small allocation to this sector.

High Yield Fund

For the fiscal year ended November 30, 2013, the Fund returned 10.52%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the BofA Merrill Lynch High Yield Master II Constrained Index,4 which returned 8.52% over the same period.

Following the conclusions of the U.S. presidential election in November and the last-minute resolution of the “fiscal cliff” in December 2012, equity markets shook off challenges and marched higher. Credit sectors of the bond market outperformed government-related sectors due to a shortage of yield supported by continued monetary stimulus by the Federal Reserve. Demand for corporate bonds was strong as investors continued to search for yield amid an environment of historically low rates. High-yield corporate spreads versus treasuries tightened during the period.

High-yield bonds were the best performing sector of the domestic bond market during the period. In addition, the lower-quality segment of the high-yield market outperformed the higher-rated portion. The Fund’s overweight to ‘B’ rated credits aided Fund performance.

Overall, security selection aided relative Fund performance throughout the period,

3

particularly within the wireless telecommunications industry sector. Detracting from absolute Fund performance was exposure to the telecommunications (excluding wireless, integrated and fixed line) industry and the steel producers/products industry sector.

Income Fund

For the 12-month period ended November 30, 2013, the Fund returned 0.82%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays U.S. Aggregate Bond Index,5 which returned -1.61% over the same period.

During the period, the corporate bond market outperformed Treasuries due to a shortage of yield supported by continued monetary stimulus by the Federal Reserve. Interest rates rose and credit spreads tightened during the period.

The most significant factor contributing to relative performance was the Fund’s allocation to corporate bonds. An overweight as well as security selection within investment-grade corporates helped the Fund’s relative performance, as the Fund concentrated on ‘BBB’-rated bonds, which outperformed higher-rated issues. Also contributing to the Fund’s relative performance was its exposure to high-yield corporate bonds.

The Fund’s security selection and overweight in the commercial mortgage-backed securities (CMBS) sector also added to relative performance. Within the Fund’s sovereign bond allocation, security selection also contributed to relative performance.

Detracting from the Fund’s relative performance was an underweight to fixed-rate mortgage-backed securities (MBS), as this sector outperformed the majority of other sectors within the bond market during the period. Security selection, however, within the Fund’s fixed-rate MBS allocation contributed positively to relative performance.

The Fund’s position in selected emerging-market currency forwards had a negative impact on relative performance during the period, as these currencies depreciated relative to the U.S. dollar. Forward foreign currency exchange contracts were used to hedge non-U.S. dollar holdings and to gain exposure to foreign currencies of a select group of emerging market countries.

Inflation Focused Fund

For the 12-month period ended November 30, 2013, the Fund returned -1.60%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the BofA Merrill Lynch 1-3 Year U.S. Corporate Index,6 which returned 2.00% over the same period.

During the period under review, credit sectors of the bond market outperformed Treasuries, due to demand for higher yielding investments, and were supported by continued monetary stimulus by the Federal Reserve. Interest rates rose and credit spreads tightened during the period.

4

This strategy features the use of Consumer Price Index swaps (CPI swaps) as a hedge against inflation. During the period, there were concerns that inflation would arise from the highly accommodative monetary policy that the Fed has been pursuing, but the Fund’s CPI swaps overlay detracted from relative performance as inflation expectations ultimately receded.

Within the underlying bond portfolio, although the Fund’s allocation to government-related securities was minimal, largely due to a preference for a diversified mix of credit-sensitive securities, the allocation detracted from relative performance as credit-sensitive segments of the fixed-income market fared better than government-related securities during the period.

The Fund’s concentration of investment grade securities rated ‘BBB’ was a likely contributor to relative performance as ‘BBB’ securities generally have outperformed higher-rated issues over the past 12 months in most major market indices. The Fund’s allocation to high-yield corporates was also a likely positive contributor to relative performance, as the high-yield market outperformed investment-grade bonds.

Short Duration Income Fund

For the 12-month period ended November 30, 2013, the Fund returned 1.98%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the BofA Merrill Lynch 1-3 Year U.S. Corporate Index,6 which returned 2.00% over the same period.

During the period under review, credit sectors of the bond market outperformed Treasuries, due to demand for higher yielding investments, and were supported by continued monetary stimulus by the Federal Reserve. Interest rates rose and credit spreads tightened during the period.

Although the Fund’s allocation to government-related securities was minimal, largely due to a preference for a diversified mix of credit-sensitive securities, the allocation detracted from relative performance as credit-sensitive segments of the fixed-income market fared better than government-related securities during the period.

Although the Fund was underweight investment-grade corporates, which exclusively comprise the benchmark, the Fund’s concentration of investment-grade securities rated ‘BBB’ was a likely contributor to relative performance as ‘BBB’ securities generally have outperformed higher-rated issues over the past 12 months in major market indices. The Fund’s allocation to high-yield corporates was also a likely positive contributor to relative performance, as the high-yield market outperformed investment-grade bonds.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

5

1 The BofA Merrill Lynch All Convertibles, All Qualities Index contains issues that have a greater than $50 million aggregate market value. The issues are U.S. dollar-denominated, sold into the U.S. market and publicly traded in the United States.

2 S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

3 The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. The CS Leveraged Loan Index is an unmanaged, trader-priced index that tracks leveraged loans. The CS Leveraged Loan Index, which includes reinvested dividends, has been taken from published sources.

4 The BofA Merrill Lynch High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment–in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BB-/Baa3, but are not in default. The BofA Merrill Lynch High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

5 The Barclays U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

6 The BofA Merrill Lynch 1-3 year U.S. Corporate Index is an unmanaged index comprised of U.S. dollar-denominated investment-grade corporate debt securities publicly issued in the U.S. domestic market with between one and three years remaining to final maturity.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such waivers and expense reimbursements, the Fund’s returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of November 30, 2013. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolios are actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

6

Convertible Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the BofA Merrill Lynch All Convertibles, All Qualities Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2013

	1 Year	5 Years	10 Years	Life of Class
Class A3	22.87%	15.12%	5.92%	—
Class B4	19.76%	14.53%	5.61%	—
Class C5	24.02%	14.88%	5.48%	—
Class F6	25.86%	15.81%	—	5.10%
Class I7	25.98%	15.93%	6.49%	—
Class P7	25.45%	15.41%	6.01%	—
Class R2[8]	25.19%	15.31%	—	4.73%
Class R3[9]	25.38%	15.35%	—	4.69%

Standardized Yield for the Period Ended November 30, 2013

Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
0.61%	0.00%	0.02%	0.72%	0.81%	0.38%	0.23%	0.33%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2013, is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for the Life of Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Performance is at net asset value.

8 Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

9 Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7

Floating Rate Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Credit Suisse Leveraged Loan Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2013

	1 Year	5 Years	Life of Class
Class A3	3.92%	10.25%	4.48%
Class C4	4.57%	9.98%	4.15%
Class F5	6.47%	10.86%	5.02%
Class I6	6.46%	11.03%	5.17%
Class R2[7]	5.85%	10.64%	4.77%
Class R3[8]	5.96%	10.59%	4.75%

Standardized Yield for the Period Ended November 30, 2013

Class A	Class C	Class F	Class I	Class R2	Class R3
3.90%	3.32%	4.09%	4.20%	3.61%	3.71%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance. Performance for the index begins on December 31, 2007.

3 Class A commenced operations on December 14, 2007 and performance for the Class began on December 31, 2007. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2013, is calculated using the SEC–required uniform method to compute such return.

4 Class C commenced operations on December 14, 2007 and performance for the Class began on December 31, 2007. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5 Class F shares commenced operations on December 14, 2007 and performance for the Class began on December 31, 2007. Performance is at net asset value.

6 Class I shares commenced operations on December 14, 2007 and performance for the Class began on December 31, 2007. Performance is at net asset value.

7 Class R2 shares commenced operations on December 14, 2007 and performance for the Class began on December 31, 2007. Performance is at net asset value.

8 Class R3 shares commenced operations on December 14, 2007 and performance for the Class began on December 31, 2007. Performance is at net asset value.

8

High Yield Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the BofA Merrill Lynch High Yield Master II Constrained Index assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2013

	1 Year	5 Years	10 Years	Life of Class
Class A3	8.07%	18.45%	8.01%	—
Class B4	4.67%	17.84%	7.68%	—
Class C5	8.81%	18.13%	7.52%	—
Class F6	10.63%	19.08%	—	9.11%
Class I7	10.73%	19.23%	8.56%	—
Class P7	10.21%	18.73%	8.09%	—
Class R2[8]	10.07%	18.55%	—	8.70%
Class R3[9]	10.18%	18.66%	—	8.80%

Standardized Yield for the Period Ended November 30, 2013

Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
5.46%	4.80%	4.93%	5.66%	5.80%	5.35%	5.20%	5.29%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2013 is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Performance is at net asset value.

8 Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

9 Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

9

Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Barclays U.S. Aggregate Bond Index and the Barclays Baa Corporate Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2013

	1 Year	5 Years	10 Years	Life of Class
Class A3	-1.45%	12.45%	5.97%	—
Class B4	-4.70%	11.88%	5.66%	—
Class C5	-0.80%	12.20%	5.54%	—
Class F6	0.92%	13.12%	—	8.10%
Class I7	1.02%	13.23%	—	6.67%
Class R2[8]	0.47%	12.93%	—	8.09%
Class R3[9]	0.55%	12.79%	—	7.98%

Standardized Yield for the Period Ended November 30, 2013

Class A	Class B	Class C	Class F	Class I	Class R2	Class R3
4.20%	3.50%	3.64%	4.40%	4.48%	3.89%	4.00%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2013, is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Class I shares commenced operations and performance for the Class began on October 19, 2004. Performance is at net asset value.

8 Class R2 shares commenced operations and performance for the Class began on July 2, 2008. Performance is at net asset value.

9 Class R3 shares commenced operations and performance for the Class began on July 2, 2008. Performance is at net asset value.

10

Inflation Focused Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays U.S. 1–3 Year Government/Credit Bond Index, Barclays U.S. TIPS Index 1–5 Years, the BofA Merrill Lynch 1–3 Year U.S. Corporate Index and the Consumer Price Index for all Urban Consumers (“CPI-U”) assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2013

	1 Year	Life of Class
Class A3	-3.79%	0.64%
Class C4	-3.22%	0.82%
Class F5	-1.44%	1.68%
Class I6	-1.42%	1.76%
Class R2[7]	-1.98%	1.41%
Class R3[8]	-1.89%	1.40%

Standardized Yield for the Period Ended November 30, 2013

Class A	Class C	Class F	Class I	Class R2	Class R3
2.24%	1.55%	2.40%	2.49%	2.01%	1.99%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Class A shares commenced operations on April 20, 2011. Performance for the Class began April 29, 2011. Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended November 30, 2013, is calculated using the SEC required uniform method to compute such return.

4 Class C shares commenced operations on April 20, 2011. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for the Class began April 29, 2011. Performance for other periods is at net asset value.

5 Class F shares commenced operations on April 20, 2011. Performance for the Class began April 29, 2011. Performance is at net asset value.

6 Class I shares commenced operations on April 20, 2011. Performance for the Class began April 29, 2011. Performance is at net asset value.

7 Class R2 shares commenced operations on April 20, 2011 and performance for the Class began on April 29, 2011. Performance is at net asset value.

8 Class R3 shares commenced operations on April 20, 2011 and performance for the Class began on April 29, 2011. Performance is at net asset value.

11

Short Duration Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Barclays U.S. 1–3 Year Government/Credit Bond Index and the BofA Merrill Lynch 1–3 Year U.S. Corporate Index, assuming reinvestment of all dividends and distributions. The Fund believes that the BofA Merrill Lynch 1–3 Year U.S. Corporate Index more closely reflects the Fund’s investment strategies than the Barclays U.S. 1–3 Year Government/Credit Bond Index. Therefore, the Fund will remove the Barclays U.S. 1–3 Year Government/Credit Bond Index from its next annual report. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2013

	1 Year	5 Years	10 Years	Life of Class
Class A3	-0.38%	7.13%	4.26%	—
Class B4	-3.52%	6.46%	3.89%	—
Class C5	0.53%	6.80%	3.77%	—
Class F6	2.30%	7.72%	—	5.79%
Class I7	2.40%	7.83%	—	5.04%
Class R2[8]	1.81%	—	—	4.76%
Class R3[9]	1.91%	—	—	4.85%

Standardized Yield for the Period Ended November 30, 2013

Class A	Class B	Class C	Class F	Class I	Class R2	Class R3
2.35%	1.62%	1.73%	2.50%	2.59%	2.01%	2.11%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance of the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2013, is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for Life of Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Class I shares commenced operations and performance for the Class began on October 19, 2004. Performance is at net asset value.

8 Class R2 shares commenced operations and performance for the Class began on July 21, 2009. Performance is at net asset value.

9 Class R3 shares commenced operations and performance for the Class began on July 21, 2009. Performance is at net asset value.

12

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 through November 30, 2013).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 6/1/13—11/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

13

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/13	11/30/13	6/1/13 – 11/30/13
Class A
Actual	$1,000.00	$1,107.10	$5.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.78	$5.37
Class B
Actual	$1,000.00	$1,102.80	$9.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.75	$9.40
Class C
Actual	$1,000.00	$1,104.40	$8.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.68	$8.44
Class F
Actual	$1,000.00	$1,107.60	$5.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.27	$4.86
Class I
Actual	$1,000.00	$1,108.60	$4.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.76	$4.36
Class P
Actual	$1,000.00	$1,105.50	$6.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.51	$6.63
Class R2
Actual	$1,000.00	$1,105.10	$7.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.80	$7.39
Class R3
Actual	$1,000.00	$1,105.20	$7.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.30	$6.88

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.06% for Class A, 1.86% for Class B, 1.67% for class C, 0.96% for Class F, 0.86% for Class I, 1.31% for Class P, 1.46% for Class R2 and 1.36% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2013

Sector*	%**
Consumer Discretionary	6.79%
Consumer Staples	0.52%
Energy	8.66%
Financials	18.84%
Healthcare	17.26%
Industrials	4.08%
Materials	1.99%

Sector*	%**
Media	1.49%
Technology	29.61%
Telecommunications	4.97%
Transportation	2.23%
Utilities	2.18%
Repurchase Agreement	1.38%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

14

Floating Rate Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/13	11/30/13	6/1/13 – 11/30/13
Class A
Actual	$1,000.00	$1,018.90	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.02	$4.10
Class C
Actual	$1,000.00	$1,014.50	$7.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.68	$7.44
Class F
Actual	$1,000.00	$1,019.40	$3.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.53	$3.60
Class I
Actual	$1,000.00	$1,018.90	$3.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.02	$3.09
Class R2
Actual	$1,000.00	$1,017.00	$6.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.01	$6.12
Class R3
Actual	$1,000.00	$1,017.50	$5.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.49	$5.62

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.81% for Class A, 1.47% for Class C, 0.71% for Class F, 0.61% for Class I, 1.21% for Class R2 and 1.11% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2013

Sector*	%**
Aerospace	2.75%
Chemicals	1.93%
Consumer Durables	0.18%
Consumer Non-Durables	1.24%
Energy	6.41%
Financial	4.98%
Food & Drug	2.40%
Food/Tobacco	4.18%
Forest Products	1.25%
Gaming/Leisure	8.45%
Healthcare	6.06%

Sector*	%**
Housing	2.33%
Information Technology	6.52%
Manufacturing	5.29%
Media/Telecommunications	11.82%
Metals/Minerals	1.50%
Retail	5.76%
Service	11.23%
Transportation	2.70%
Utility	4.64%
Repurchase Agreement	8.38%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

15

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/13	11/30/13	6/1/13 – 11/30/13
Class A
Actual	$1,000.00	$1,029.70	$4.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.26	$4.86
Class B
Actual	$1,000.00	$1,025.70	$8.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.25	$8.90
Class C
Actual	$1,000.00	$1,026.30	$8.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.91	$8.24
Class F
Actual	$1,000.00	$1,030.20	$4.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.76	$4.36
Class I
Actual	$1,000.00	$1,029.50	$3.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.26	$3.85
Class P
Actual	$1,000.00	$1,028.50	$6.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.00	$6.12
Class R2
Actual	$1,000.00	$1,027.70	$6.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.25	$6.88
Class R3
Actual	$1,000.00	$1,028.20	$6.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.76	$6.38

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.96% for Class A, 1.76% for Class B, 1.63% for Class C, 0.86% for Class F, 0.76% for Class I, 1.21% for Class P, 1.36% for Class R2 and 1.26% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2013

Sector*	%**
Automotive	2.24%
Banking	2.89%
Basic Industry	9.60%
Capital Goods	5.61%
Consumer Cyclical	7.36%
Consumer Non-Cyclical	3.47%
Energy	14.33%
Financial Services	3.29%
Foreign Sovereign	0.12%
Healthcare	6.97%

Sector*	%**
Insurance	1.05%
Media	9.13%
Real Estate	0.21%
Services	12.24%
Technology & Electronics	7.88%
Telecommunications	8.42%
Utility	4.70%
Repurchase Agreement	0.49%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

16

Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/13	11/30/13	6/1/13 – 11/30/13
Class A
Actual	$1,000.00	$994.20	$3.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.15	$3.95
Class B
Actual	$1,000.00	$986.90	$7.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.14	$7.99
Class C
Actual	$1,000.00	$987.60	$7.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.74	$7.38
Class F
Actual	$1,000.00	$994.70	$3.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.64	$3.45
Class I
Actual	$1,000.00	$995.20	$2.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.16	$2.94
Class R2
Actual	$1,000.00	$992.60	$5.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.15	$5.97
Class R3
Actual	$1,000.00	$992.90	$5.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.68	$5.47

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.58% for Class B, 1.46% for Class C, 0.68% for Class F, 0.58% for Class I, 1.18% for Class R2 and 1.08% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2013

Sector*	%**
Auto	1.57%
Basic Industry	1.84%
Consumer Cyclicals	4.68%
Consumer Discretionary	2.27%
Consumer Non-Cyclical	0.08%
Consumer Services	3.73%
Consumer Staples	3.06%
Energy	11.17%
Financial Services	29.85%
Foreign Government	0.79%
Health Care	2.40%

Sector*	%**
Integrated Oils	4.20%
Materials and Processing	7.93%
Municipal	2.49%
Producer Durables	1.92%
Technology	1.94%
Telecommunications	4.89%
Transportation	1.63%
U.S. Government	6.50%
Utilities	3.89%
Repurchase Agreement	3.17%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

17

Inflation Focused Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/13	11/30/13	6/1/13 – 11/30/13
Class A
Actual	$1,000.00	$994.70	$3.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.23	$3.80
Class C
Actual	$1,000.00	$991.00	$7.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.44	$7.74
Class F
Actual	$1,000.00	$995.20	$3.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.73	$3.29
Class I
Actual	$1,000.00	$995.60	$2.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.29	$2.79
Class R2
Actual	$1,000.00	$992.70	$5.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.43	$5.82
Class R3
Actual	$1,000.00	$993.20	$5.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.80	$5.32

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.75% for Class A, 1.53% for Class C, 0.65% for Class F, 0.55% for Class I, 1.15% for Class R2 and 1.05% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2013

Sector*	%**
Auto	0.06%
Basic Industry	0.65%
Capital Goods	0.13%
Consumer Cyclicals	4.02%
Consumer Discretionary	1.69%
Consumer Non-Cyclical	0.05%
Consumer Services	1.34%
Consumer Staples	0.82%
Energy	7.01%
Financial Services	54.91%
Foreign Government	0.57%

Sector*	%**
Health Care	2.76%
Integrated Oils	2.86%
Materials and Processing	4.09%
Producer Durables	0.68%
Technology	1.77%
Telecommunications	2.10%
Transportation	0.97%
U.S. Government	9.67%
Utilities	1.78%
Repurchase Agreement	2.07%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

18

Short Duration Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/13	11/30/13	6/1/13 – 11/30/13
Class A
Actual	$1,000.00	$1,007.70	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.07	$3.04
Class B
Actual	$1,000.00	$1,003.70	$7.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.06	$7.08
Class C
Actual	$1,000.00	$1,004.30	$6.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.64	$6.48
Class F
Actual	$1,000.00	$1,008.20	$2.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.58	$2.54
Class I
Actual	$1,000.00	$1,008.70	$2.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.08	$2.03
Class R2
Actual	$1,000.00	$1,007.90	$5.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.07	$5.06
Class R3
Actual	$1,000.00	$1,006.20	$4.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.57	$4.56

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.40% for Class B, 1.28% for Class C, 0.50% for Class F, 0.40% for Class I, 1.00% for Class R2 and 0.90% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2013

Sector*	%**
Auto	0.11%
Basic Industry	0.62%
Capital Goods	0.16%
Consumer Cyclicals	3.73%
Consumer Discretionary	1.62%
Consumer Non-Cyclical	0.06%
Consumer Services	1.23%
Consumer Staples	0.82%
Energy	7.53%
Financial Services	52.68%
Foreign Government	0.62%
Health Care	2.97%

Sector*	%**
Integrated Oils	3.22%
Materials and Processing	4.09%
Media	0.16%
Municipal	0.10%
Producer Durables	0.66%
Technology	1.62%
Telecommunications	1.91%
Transportation	0.94%
U.S. Government	10.33%
Utilities	1.89%
Repurchase Agreement	2.93%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

19

Schedule of Investments

CONVERTIBLE FUND November 30, 2013

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 95.98%

COMMON STOCKS 10.19%

Autos 1.09%
General Motors Co.*	174	$6,739,020

Biotechnology 1.00%
Quintiles Transnational Holdings, Inc.*	32	1,382,080
Theravance, Inc.*	57	2,133,440
Vertex Pharmaceuticals, Inc.*	38	2,657,675
Total		6,173,195

Chemicals 0.39%
CF Industries Holdings, Inc.	11	2,391,180

Computers & Peripherals 0.44%
Apple, Inc.	5	2,724,743

Diversified Financials 0.36%
Citigroup, Inc.	41	2,192,370

Health Services 0.43%
Community Health Systems, Inc.	65	2,681,250

Information Technology Services 0.29%
Vantiv, Inc. Class A*	60	1,818,000

Insurance: Multi-Line 0.95%
Allstate Corp. (The)	37	2,007,990
Hartford Financial Services Group, Inc. (The)	108	3,833,788
Total		5,841,778

Internet Software & Services 0.74%
MercadoLibre, Inc. (Argentina)(a)	18	1,992,780
Yelp, Inc.*	42	2,548,980
Total		4,541,760

Leisure Facilities 0.27%
Orient-Express Hotels Ltd. Class A*	112	1,649,760

Lodging 0.64%
Starwood Hotels & Resorts Worldwide, Inc.	37	2,748,312
Wyndham Worldwide Corp.	17	1,219,070
Total		3,967,382

20	See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2013

Investments	Shares (000)	Fair Value
Miscellaneous: Financial 0.33%
Ares Capital Corp.	110	$2,021,800

Oil & Gas Products 0.01%
Halcon Resources Corp.*	12	49,648

Retail: Specialty 0.41%
AutoZone, Inc.*	6	2,538,800

Semiconductors 1.80%
ASML Holding NV (Netherlands)(a)	26	2,381,190
Intel Corp.	367	8,749,280
Total		11,130,470

Software - Applications & Systems 0.56%
Cognizant Technology Solutions Corp. Class A*	19	1,812,077
VMware, Inc. Class A*	20	1,612,600
Total		3,424,677

Steel 0.48%
Allegheny Technologies, Inc.	90	2,989,800
Total Common Stocks (cost $55,323,947)		62,875,633

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 70.54%

Airlines 1.37%
United Airlines, Inc.	4.50%	1/15/2015		$3,980	8,430,138

Autos 1.21%
Volkswagen International Finance NV
(Netherlands)†(b)	5.50%	11/9/2015	EUR	4,600	7,488,080

Biotechnology 5.21%
Array BioPharma, Inc.	3.00%	6/1/2020		$3,980	4,432,725
BioMarin Pharmaceutical, Inc.	0.75%	10/15/2018		4,175	4,448,984
Cubist Pharmaceuticals, Inc.†	1.125%	9/1/2018		5,010	5,661,300
Cubist Pharmaceuticals, Inc.†	1.875%	9/1/2020		6,160	6,922,300
Incyte Corp. Ltd.	4.75%	10/1/2015		1,025	5,469,016
Regeneron Pharmaceuticals, Inc.	1.875%	10/1/2016		1,385	4,859,619
Theravance, Inc.	2.125%	1/15/2023		230	354,487
Total					32,148,431

See Notes to Financial Statements.	21

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Broadcast & Cable 0.34%
Liberty Media Corp.†	1.375%	10/15/2023	$2,025	$2,103,469

Communications Equipment 1.13%
Ciena Corp.	4.00%	12/15/2020	4,920	6,974,100

Consumer Services 1.03%
United Rentals, Inc.	4.00%	11/15/2015	1,025	6,329,375

Diversified Financials 6.39%
DFC Global Corp.	3.00%	4/1/2028	4,440	4,262,400
DFC Global Corp.	3.25%	4/15/2017	6,287	5,650,441
MGIC Investment Corp.	5.00%	5/1/2017	19,600	22,062,250
Portfolio Recovery Associates, Inc.†	3.00%	8/1/2020	6,430	7,470,856
Total				39,445,947

e-Commerce 1.35%
Shutterfly, Inc.†	0.25%	5/15/2018	7,985	8,334,344

Electronic Equipment & Instruments 0.81%
InvenSense, Inc.†	1.75%	11/1/2018	4,745	4,967,422

Health Equipment & Supply 0.88%
Hologic, Inc. (Zero Coupon after 12/15/2016)~	2.00%	12/15/2037	4,655	5,425,984

Health Services 1.86%
Medivation, Inc.	2.625%	4/1/2017	4,825	7,032,437
WellPoint, Inc.	2.75%	10/15/2042	3,225	4,446,469
Total				11,478,906

Homebuilders 1.20%
KB Home	1.375%	2/1/2019	4,950	4,915,969
Lennar Corp.†	3.25%	11/15/2021	1,475	2,470,625
Total				7,386,594

Internet Software & Services 7.77%
Ctrip.com International Ltd. (China)†(a)	1.25%	10/15/2018	2,985	2,942,091
Equinix, Inc.	3.00%	10/15/2014	1,500	2,152,500
NetSuite, Inc.†	0.25%	6/1/2018	9,240	9,875,250
priceline.com, Inc.†	0.35%	6/15/2020	16,590	19,068,131
SINA Corp. (China)†(a)	1.00%	12/1/2018	5,795	5,664,612
Yahoo!, Inc.†	Zero Coupon	12/1/2018	8,175	8,241,422
Total				47,944,006

22	See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure Products 0.87%
Jarden Corp.†	1.50%	6/15/2019	$4,645	$5,373,684

Machinery 2.98%
Chart Industries, Inc.	2.00%	8/1/2018	5,415	8,460,938
Navistar International Corp.	3.00%	10/15/2014	6,784	7,051,120
Terex Corp.	4.00%	6/1/2015	1,265	2,889,734
Total				18,401,792

Miscellaneous: Energy 0.88%
Green Plains Renewable Energy, Inc.†	3.25%	10/1/2018	3,350	3,655,687
SolarCity Corp.	2.75%	11/1/2018	1,580	1,796,263
Total				5,451,950

Miscellaneous: Financial 1.52%
Alliance Data Systems Corp.	4.75%	5/15/2014	1,850	9,406,094

Miscellaneous: Healthcare 0.49%
Corsicanto Ltd. (Ireland)(a)	3.50%	1/15/2032	4,340	3,021,725

Miscellaneous: Transportation 0.84%
Air Lease Corp.	3.875%	12/1/2018	3,860	5,174,813

Oil & Gas Products 1.01%
Energy XXI Bermuda Ltd.†	3.00%	12/15/2018	4,910	4,873,175
Vantage Drilling Co.†	5.50%	7/15/2043	1,250	1,362,500
Total				6,235,675

Oil Services 0.58%
Hornbeck Offshore Services, Inc.	1.50%	9/1/2019	2,975	3,603,469

Oil: Integrated 3.34%
Chesapeake Energy Corp.	2.50%	5/15/2037	8,365	8,579,353
Chesapeake Energy Corp.	2.75%	11/15/2035	5,305	5,613,353
Cobalt International Energy, Inc.	2.625%	12/1/2019	6,400	6,428,000
Total				20,620,706

Pharmaceuticals 7.22%
Gilead Sciences, Inc.	1.625%	5/1/2016	7,175	23,601,301
Isis Pharmaceuticals, Inc.	2.75%	10/1/2019	1,840	4,482,700
Mylan, Inc.	3.75%	9/15/2015	2,075	6,934,391
Salix Pharmaceuticals Ltd.	1.50%	3/15/2019	6,600	9,508,125
Total				44,526,517

See Notes to Financial Statements.	23

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate 1.73%
DDR Corp.	1.75%	11/15/2040	$4,533	$5,167,620
Extra Space Storage LP†	2.375%	7/1/2033	2,890	2,900,838
Health Care REIT, Inc.	3.00%	12/1/2029	2,285	2,609,184
Total				10,677,642

Semiconductors 6.19%
Micron Technology, Inc.	3.125%	5/1/2032	9,600	21,390,000
Novellus Systems, Inc.	2.625%	5/15/2041	4,470	7,171,556
SunPower Corp.†	0.75%	6/1/2018	2,270	2,888,575
Xilinx, Inc.	2.625%	6/15/2017	4,330	6,768,331
Total				38,218,462

Software - Applications & Systems 8.24%
Electronic Arts, Inc.	0.75%	7/15/2016	7,509	7,823,439
Medidata Solutions, Inc.†	1.00%	8/1/2018	5,725	7,242,125
Salesforce.com, Inc.†	0.25%	4/1/2018	14,525	15,387,422
ServiceNow, Inc.†	Zero Coupon	11/1/2018	2,050	2,029,500
TIBCO Software, Inc.	2.25%	5/1/2032	4,900	4,933,688
Web.com Group, Inc.	1.00%	8/15/2018	5,984	6,395,400
Workday, Inc.†	0.75%	7/15/2018	5,950	7,009,844
Total				50,821,418

Steel 0.72%
U.S. Steel Corp.	2.75%	4/1/2019	3,575	4,433,000

Wireless Communications Services 3.38%
Clearwire Communications LLC/Clearwire Finance, Inc.†	8.25%	12/1/2040	18,152	20,852,110
Total Convertible Bonds (cost $394,951,462)				435,275,853

	Dividend Rate	Shares (000)
CONVERTIBLE PREFERRED STOCKS 13.60%

Aerospace & Defense 1.05%
United Technologies Corp.	7.50%	99	6,494,823

Banks: Diversified 1.34%
Wells Fargo & Co.	7.50%	7	8,274,559

24	See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2013

Investments	Dividend Rate		Shares (000)	Fair Value
Diversified Financials 2.10%
AMG Capital Trust II	5.15%		155	$9,416,021
Bank of America Corp.	7.25%		3	3,539,975
Total				12,955,996

Foods 0.51%
Post Holdings, Inc.†	3.75%		26	3,165,421

Insurance-Reinsurance 0.81%
Maiden Holdings Ltd.	7.25%		99	5,001,741

Insurance: Life 1.48%
MetLife, Inc.	5.00%		295	9,099,997

Oil & Gas Products 0.50%
Halcon Resources Corp.	5.75%		4	3,090,541

Oil: Integrated 1.44%
Chesapeake Energy Corp.	5.00%		16	1,582,733
Chesapeake Energy Corp.†	5.75%		7	7,330,281
Total				8,913,014

Utilities 1.13%
CenterPoint Energy, Inc.	3.547%	#	133	6,975,375

Utilities: Electric 2.16%
NextEra Energy, Inc.	5.889%		144	8,040,313
PPL Corp.	8.75%		100	5,285,000
Total				13,325,313

Wireless Communications Services 1.08%
Crown Castle International Corp.	4.50%		66	6,655,900
Total Convertible Preferred Stocks (cost $76,977,790)				83,952,680

	Interest Rate	Maturity Date	Principal Amount (000)
CORPORATE BOND 1.65%

Miscellaneous: Financial
Ares Capital Corp. (cost $9,945,121)	4.875%	11/30/2018	$10,000	10,182,380

See Notes to Financial Statements.	25

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2013

Investments	Exercise Price	Maturity Date	Shares (000)	Fair Value
WARRANT 0.00%

Miscellaneous: Energy
Evergreen Energy, Inc.* (cost $0)	$7.20	2/4/2016	182	$—	(c)
Total Long-Term Investments (cost $537,198,320)				592,286,546

	Interest Rate	Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 3.01%

CONVERTIBLE BONDS 1.64%

Oil & Gas Products 0.80%
Western Refining, Inc.	5.75%	6/15/2014	$1,225	4,937,516

Steel 0.38%
Steel Dynamics, Inc.	5.125%	6/15/2014	2,060	2,347,112

Wireless Communications Services 0.46%
Leap Wireless International, Inc.	4.50%	7/15/2014	2,780	2,839,075
Total Convertible Bonds (cost $9,507,705)				10,123,703

REPURCHASE AGREEMENT 1.37%
Repurchase Agreement dated 11/29/2013, Zero Coupon due 12/2/2013 with Fixed Income Clearing Corp. collateralized by $8,410,000 of Federal Home Loan Bank at 2.50% due 6/13/2014; value: $8,609,738; proceeds: $8,436,448 (cost $8,436,448)			8,436	8,436,448
Total Short-Term Investments (cost $17,944,153)				18,560,151
Total Investments in Securities 98.99% (cost $555,142,473)				610,846,697
Other Assets in Excess of Liabilities(d) 1.01%				6,247,026
Net Assets 100.00%				$617,093,723

EUR	euro.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2013.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Valued at zero as of November 30, 2013.
(d)	Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts as follows:

26	See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2013

Open Forward Foreign Currency Exchange Contracts at November 30, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	Barclays Bank plc	1/21/2014	1,100,000	$1,490,434	$1,494,710	$(4,276)
euro	Sell	Goldman Sachs	1/17/2014	1,606,000	2,166,121	2,182,260	(16,139)
euro	Sell	Morgan Stanley	1/21/2014	2,845,000	3,845,811	3,865,863	(20,052)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(40,467)

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Common Stocks	$62,875,633	$—	$—		$62,875,633
Convertible Bonds	—	445,399,556	—		445,399,556
Convertible Preferred Stocks
Aerospace & Defense	6,494,823	—	—		6,494,823
Banks: Diversified	8,274,559	—	—		8,274,559
Diversified Financials	3,539,975	9,416,021	—		12,955,996
Foods	—	3,165,421	—		3,165,421
Insurance-Reinsurance	5,001,741	—	—		5,001,741
Insurance: Life	9,099,997	—	—		9,099,997
Oil & Gas Products	—	3,090,541	—		3,090,541
Oil: Integrated	1,582,733	7,330,281	—		8,913,014
Utilities	—	6,975,375	—		6,975,375
Utilities: Electric(3)	8,040,313	5,285,000	—		13,325,313
Wireless Communications Services	—	6,655,900	—		6,655,900
Corporate Bond	—	10,182,380	—		10,182,380
Warrant	—	—	—	(4)	— (4)
Repurchase Agreement	—	8,436,448	—		8,436,448
Total	$104,909,774	$505,936,923	$—	(4)	$610,846,697

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—		$—
Liabilities	—	(40,467)	—		(40,467)
Total	$—	$(40,467)	$—		$(40,467)

(1)	Refer to note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	As of November 30, 2013, PPL Corp., was categorized as Level 2 due to limited market activity resulting in observable input pricing. During the period ended November 30, 2013, $5,380,000 was transferred from Level 1 to level 2.
(4)	Valued at zero as of November 30, 2013.

See Notes to Financial Statements.	27

Schedule of Investments (concluded)

CONVERTIBLE FUND November 30, 2013

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Warrant
Balance as of December 1, 2012	$—	(1)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Net transfers in or out of Level 3	—
Balance as of November 30, 2013	$—	(1)

(1)	Valued at zero as of December 1, 2012 and November 30, 2013, respectively.

28	See Notes to Financial Statements.

Schedule of Investments

FLOATING RATE FUND November 30, 2013

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 99.01%

COMMON STOCK 0.06%

Diversified Media
Tribune Co.* (cost $2,784,000)	64	$4,768,000

	Interest Rate	Maturity Date	Principal Amount (000)
CORPORATE BONDS 5.35%

Aerospace 0.06%
GenCorp, Inc.	7.125%	3/15/2021	$3,000	3,225,000
Silver II Borrower/Silver II US Holdings LLC (Luxembourg)†(a)	7.75%	12/15/2020	2,000	2,120,000
Total				5,345,000

Chemicals 0.40%
Hexion U.S. Finance Corp.	6.625%	4/15/2020	16,500	16,891,875
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	6,500	6,784,375
INEOS Finance plc (United Kingdom)†(a)	7.50%	5/1/2020	5,000	5,500,000
Taminco Global Chemical Corp. (Belgium)†(a)	9.75%	3/31/2020	4,500	5,141,250
Total				34,317,500

Consumer Durables 0.02%
J. Crew Group, Inc.	8.125%	3/1/2019	1,702	1,801,993

Consumer Non-Durables 0.19%
DynCorp International, Inc.	10.375%	7/1/2017	4,000	4,130,000
Hot Topic, Inc.†	9.25%	6/15/2021	5,000	5,250,000
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	5,000	5,287,500
SIWF Merger Sub, Inc./Springs Industries, Inc.†	6.25%	6/1/2021	1,500	1,511,250
Total				16,178,750

Energy 0.79%
Chaparral Energy, Inc.	8.25%	9/1/2021	8,000	8,820,000
Chaparral Energy, Inc.	9.875%	10/1/2020	1,000	1,145,000
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	3,000	3,225,000
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	2,000	2,045,000
Hercules Offshore, Inc.†	8.75%	7/15/2021	3,250	3,607,500

See Notes to Financial Statements.	29

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	$5,312	$5,776,800
Kodiak Oil & Gas Corp.†	5.50%	1/15/2021	500	502,500
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	5,000	5,562,500
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	2,500	2,606,250
Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.25%	2/15/2021	2,000	2,045,000
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	3,450	3,605,250
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	2,640	2,739,000
Oasis Petroleum, Inc.	7.25%	2/1/2019	2,000	2,165,000
Offshore Group Investment Ltd.	7.50%	11/1/2019	3,500	3,815,000
PetroLogistics LP/PetroLogistics Finance Corp.†	6.25%	4/1/2020	2,800	2,824,500
Plains Exploration & Production Co.	6.875%	2/15/2023	5,000	5,562,500
SM Energy Co.	6.625%	2/15/2019	4,500	4,792,500
Stone Energy Corp.	7.50%	11/15/2022	4,000	4,200,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	8/1/2021	909	987,401
W&T Offshore, Inc.	8.50%	6/15/2019	2,000	2,160,000
Total				68,186,701

Financial 0.62%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	7,500	7,893,750
American Equity Investment Life Holding Co.	6.625%	7/15/2021	8,600	8,976,250
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	3,000	3,030,000
CNO Financial Group, Inc.†	6.375%	10/1/2020	6,000	6,450,000
Gulfmark Offshore, Inc.	6.375%	3/15/2022	5,000	5,100,000
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	5,000	5,187,500
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	3,345	3,194,475
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	8/1/2018	1,750	1,789,375
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	1,000	1,130,000
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	6,000	6,330,000
Nuveen Investments, Inc.	5.50%	9/15/2015	1,000	1,005,000
RSI Home Products, Inc.†	6.875%	3/1/2018	3,580	3,767,950
Total				53,854,300

Food & Drug 0.14%
Checkers Drive-In Restaurants, Inc.†	11.00%	12/1/2017	5,900	6,593,250
Phibro Animal Health Corp.†	9.25%	7/1/2018	5,175	5,589,000
Total				12,182,250

30	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco 0.15%
Del Monte Corp.	7.625%	2/15/2019	$10,000	$10,450,000
Michael Foods Holding, Inc. PIK†	8.50%	7/15/2018	2,500	2,646,875
Total				13,096,875

Forest Products 0.30%
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	7,000	7,210,000
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	9,000	9,562,500
Tekni-Plex, Inc.†	9.75%	6/1/2019	5,135	5,879,575
Tembec Industries, Inc. (Canada)(a)	11.25%	12/15/2018	2,900	3,197,250
Total				25,849,325

Gaming/Leisure 0.17%
Easton-Bell Sports, Inc.	9.75%	12/1/2016	700	732,382
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	5,000	5,009,375
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	2,577	2,825,036
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	3,250	3,290,625
Seven Seas Cruises S. de R.L. LLC	9.125%	5/15/2019	2,770	3,071,238
Total				14,928,656

Healthcare 0.24%
CHS/Community Health Systems, Inc.	5.125%	8/15/2018	5,000	5,212,500
MPT Operating Partnership LP/MPT Finance Corp.	6.875%	5/1/2021	3,600	3,879,000
Tenet Healthcare Corp.†	6.00%	10/1/2020	11,250	11,777,344
Total				20,868,844

Housing 0.03%
K. Hovnanian Enterprises, Inc.†	9.125%	11/15/2020	2,000	2,170,000

Information Technology 0.16%
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	5,329	5,775,304
Infor US, Inc.	9.375%	4/1/2019	6,725	7,616,062
Total				13,391,366

Manufacturing 0.07%
Athlon Holdings LP/Athlon Finance Corp.†	7.375%	4/15/2021	5,000	5,262,500
Mueller Water Products, Inc.	7.375%	6/1/2017	1,000	1,033,750
Total				6,296,250

See Notes to Financial Statements.	31

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media/Telecommunications 0.85%
Avanti Communications Group plc (United Kingdom)†(a)	10.00%	10/1/2019		$7,500	$7,818,750
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020		2,000	2,195,000
Clear Channel Communications, Inc.	4.90%	5/15/2015		10,000	9,700,000
Clear Channel Communications, Inc.	5.50%	9/15/2014		8,190	8,149,050
Clear Channel Communications, Inc.	5.50%	12/15/2016		9,000	8,122,500
Digicel Group Ltd. (Jamaica)†(a)	10.50%	4/15/2018		4,000	4,330,000
Digicel Ltd. (Jamaica)†(a)	8.25%	9/1/2017		3,000	3,138,750
MDC Partners, Inc.†	6.75%	4/1/2020		2,400	2,508,000
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017		1,370	1,445,216
SBA Telecommunications, Inc.	5.75%	7/15/2020		3,000	3,142,500
Syniverse Holdings, Inc.	9.125%	1/15/2019		825	905,438
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	7.50%	3/15/2019		2,000	2,185,000
Univision Communications, Inc.†	6.75%	9/15/2022		4,500	4,972,500
UPCB Finance V Ltd.†	7.25%	11/15/2021		3,250	3,566,875
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017		5,375	5,717,656
Wind Acquisition Holdings Finance SA PIK (Italy)†(a)	12.25%	7/15/2017		6,000	5,949,378
Total					73,846,613

Metals/Minerals 0.23%
Allied Nevada Gold Corp.†(b)	8.75%	6/1/2019	CAD	820	540,210
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%	10/15/2020		$6,000	6,450,000
Forest Oil Corp.	7.25%	6/15/2019		4,828	4,815,930
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019		3,590	3,778,475
Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018		3,950	987,500
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022		3,000	2,962,500
Total					19,534,615

Retail 0.19%
CDR DB Sub, Inc.†	7.75%	10/15/2020		4,000	3,980,000
Claire’s Stores, Inc.†	6.125%	3/15/2020		1,700	1,734,000
Claire’s Stores, Inc.†	7.75%	6/1/2020		1,250	1,256,250
Claire’s Stores, Inc.	8.875%	3/15/2019		675	740,812
Dave & Buster’s, Inc.	11.00%	6/1/2018		2,000	2,215,020
Tops Holding Corp./Tops Markets LLC†	8.875%	12/15/2017		6,000	6,615,000
Total					16,541,082

32	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service 0.38%
Alliance Data Systems Corp.†	6.375%	4/1/2020	$4,250	$4,451,875
BMC Software Finance, Inc.†	8.125%	7/15/2021	4,500	4,792,500
First Data Corp.†	8.25%	1/15/2021	5,000	5,331,250
First Data Corp.†	11.25%	1/15/2021	3,500	3,867,500
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	3,000	3,105,000
Interface Security Systems Holdings, Inc./Interface Security Systems LLC†	9.25%	1/15/2018	4,225	4,425,687
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	6,600	7,029,000
Total				33,002,812

Transportation 0.05%
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	4,000	4,530,000

Utility 0.31%
Ameren Energy Generating Co.	7.00%	4/15/2018	3,257	2,858,017
Calpine Corp.†	7.50%	2/15/2021	10,661	11,673,795
Calpine Corp.†	7.875%	7/31/2020	1,778	1,955,800

Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†	6.875%	8/15/2017	1,400	1,442,000
GenOn Energy, Inc.	9.875%	10/15/2020	5,000	5,637,500
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	3,000	3,210,000
Total				26,777,112
Total Corporate Bonds (cost $456,382,516)				462,700,044

FLOATING RATE LOANS(c) 93.44%

Aerospace 2.91%
Alpha Topco Ltd. New Facility B (Luxembourg)(a)	4.50%	4/30/2019	58,113	58,789,093
AWAS Finance Luxembourg 2012 SA Term Loan (Luxembourg)(a)	3.50%	7/16/2018	23,653	23,771,360
Continental Airlines, Inc. Class B Term Loan	4.00%	4/1/2019	26,577	26,743,483
Delta Air Lines, Inc. New Term Loan B-1	4.00%	10/18/2018	41,241	41,498,969
Doncaster U.S. Finance LLC 2nd Lien Term Loan	9.50%	10/9/2020	26,000	26,130,000
Doncaster U.S. Finance LLC Term Loan B	5.50%	4/9/2020	16,354	16,527,535
DynCorp International, Inc. Term Loan	6.25% - 6.75%	7/7/2016	17,189	17,345,168
Transdigm, Inc. Tranche C Term Loan	3.75%	2/28/2020	40,870	41,166,644
Total				251,972,252

See Notes to Financial Statements.	33

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 1.69%
Arysta LifeScience SPC LLC 1st Lien Initial Term Loan	4.50%	5/29/2020	$35,910	$36,190,636
Huntsman International LLC 2013-2 Additional Term Loan	—%	1/31/2021	30,000	30,087,450
INEOS U.S. Finance LLC Cash Dollar Term Loan	4.00%	5/4/2018	18,289	18,357,831
OXEA Finance & Cy S.C.A. 2nd Lien Term Loan	8.25%	7/15/2020	24,930	25,448,170
OXEA Finance & Cy S.C.A. Tranche B2 Term Loan	4.25%	1/15/2020	21,300	21,465,075
Tata Chemicals North America Term Loan	3.75%	8/7/2020	14,950	14,959,344
Total				146,508,506

Consumer Durables 0.24%
Spectrum Brands, Inc. Initial Term Loan	4.50% - 5.50%	12/17/2019	6,050	6,087,532
Spectrum Brands, Inc. Tranche A Term Loan	3.00%	9/7/2017	10,000	10,032,300
Spectrum Brands, Inc. Tranche C Term Loan	3.50%	9/4/2019	5,000	5,022,875
Total				21,142,707

Consumer Non-Durables 1.08%
Anchor Hocking, LLC Initial Term Loan	7.50%	5/21/2020	24,938	25,342,734
FGI Operating Co. LLC Term Loan B	5.50%	4/19/2019	10,389	10,532,136
Jarden Corp. Tranche B1 Term Loan	2.914%	9/30/2020	15,000	15,028,125
PVH Corp. Tranche B Term Loan	3.25%	2/13/2020	16,109	16,162,103
Revlon Consumer Products Corp. Acquisition Term Loan	4.00%	8/19/2019	7,500	7,538,662
Vince LLC Initial Term Loan	6.00%	11/27/2019	10,500	10,565,625
Wilton Brands LLC Tranche B Term Loan	7.50%	8/30/2018	8,580	8,215,337
Total				93,384,722

Energy 5.41%
Chesapeake Energy Corp. Term Loan	5.75%	12/1/2017	21,500	21,982,568
Crestwood Holdings LLC Term Loan B1	7.00%	6/19/2019	20,987	21,656,044
EMG Utica LLC Term Loan	4.75%	3/27/2020	32,000	32,160,160
EP Energy LLC Tranche B2 Term Loan	4.50%	4/30/2019	1,125	1,128,279
EP Energy LLC Tranche B3 Term Loan	3.50%	5/24/2018	6,345	6,363,705
Fieldwood Energy LLC 2nd Lien Closing Date Loan	8.375%	9/30/2020	39,000	39,861,120
Fieldwood Energy LLC Closing Date Loan	3.875%	9/28/2018	30,000	30,255,450
FTS International, Inc. Term Loan	8.50%	5/6/2016	33,000	32,893,905
GIM Channelview Cogeneration LLC Term Loan	4.25%	5/8/2020	21,556	21,758,233
MEG Energy Corp. New Term Loan (Canada)(a)	3.75%	3/31/2020	41,595	41,975,079
Offshore Group Investment Ltd. 2nd Term Loan	5.75%	3/28/2019	36,479	36,935,209
Offshore Group Investment Ltd. Term Loan	6.25%	10/26/2017	18,127	18,245,654

34	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Energy (continued)
Pacific Drilling SA Term Loan (Luxembourg)(a)	4.50%	6/4/2018		$35,607	$35,985,149
Tervita Corp. Term Loan (Canada)(a)	6.25%	5/15/2018		37,580	37,697,356
Topaz Power Holdings LLC Term Loan B Advance	5.25%	2/26/2020		42,459	41,998,891
Western Refining, Inc. Term Loan 2013	4.25%	11/12/2020		22,000	22,220,110
Wildhorse Resources LLC Term Loan	7.50%	12/13/2018		25,000	25,000,000
Total					468,116,912

Financial 4.35%
Alliant Holdings I, Inc. Initial Term Loan	4.75%	12/20/2019		36,912	37,079,212
CNO Financial Group, Inc. Tranche B2 Term Loan	3.75%	9/20/2018		4,359	4,378,494
Evertec Group LLC Term Loan B	3.50%	4/17/2020		10,000	9,771,900
Fly Funding II S.A.R.L Term Loan (Luxembourg)(a)	4.50%	8/8/2018		48,698	49,109,411
Guggenheim Partners Investment Management Holdings, LLC Initial Term Loan	4.25%	7/17/2020		24,150	24,385,462
Home Loan Servicing Solutions Ltd. Initial Term Loan	4.50%	6/19/2020		29,925	30,186,844
HUB International Ltd. Initial Term Loan	4.75%	10/2/2020		50,000	50,603,250
MIP Delaware LLC Term Loan B1	4.00%	3/9/2020		15,431	15,527,530
National Financial Partners Corp. Term Loan B	5.25%	7/1/2020		18,454	18,707,489
Nuveen Investments, Inc. Tranche B 2nd Lien
Term Loan	6.50%	2/28/2019		23,520	23,102,520
Santander Asset Management EUR Term Loan (Spain)(b)	—%	11/11/2020	EUR	15,000	20,407,491
Santander Asset Management USD Term Loan (Spain)(a)	—%	11/11/2020		$50,000	50,125,000
Sedgwick CMS Inc. Additional Term Loan B	8.00%	12/12/2018		16,000	16,300,000
StoneRiver Group L.P. 1st Lien Initial Term Loan	4.50%	11/29/2019		11,374	11,376,459
StoneRiver Group L.P. 2nd Lien Initial Term Loan	8.50%	5/29/2020		8,063	8,158,325
USI, Inc. Initial Term Loan	5.00%	12/27/2019		7,145	7,183,372
Total					376,402,759

Food & Drug 2.27%
Albertson’s LLC Term Loan B1	4.25%	3/21/2016		6,035	6,063,557
Albertson’s LLC Term Loan B2	4.75%	3/21/2019		71,736	71,885,276
OSI Restaurant Partners LLC 2013 Replacement
Term Loan	3.50%	10/25/2019		36,614	36,709,676
Rite Aid Corp. Tranche 6 Term Loan	4.00%	2/21/2020		21,897	22,104,631
Supervalu, Inc. New Term Loan	5.00%	3/21/2019		18,987	19,112,654
US Foods, Inc. Incremental Term Loan	4.50%	3/29/2019		40,430	40,631,753
Total					196,507,547

See Notes to Financial Statements.	35

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco 4.80%
CIH International S.A.R.L. Term Loan B	2.75%	6/5/2020	$27,303	$27,323,035
Del Monte Foods Co. Initial Term Loan	4.00%	3/8/2018	64,165	64,516,019
Del Monte Foods Inc. 1st Lien Term Loan	—%	11/6/2020	20,000	20,137,500
Del Monte Foods Inc. 2nd Lien Term Loan	—%	4/11/2021	5,000	5,062,500
Diamond Foods, Inc. Revolver Loan	6.25%	2/25/2015	5,581	5,496,945
Diamond Foods, Inc. Term Loan	6.25%	2/25/2015	13,339	13,321,904
Dole Food Co., Inc. Tranche B Term Loan	4.50%	11/1/2018	12,000	12,079,140
Dunkin’ Brands, Inc. Term Loan B3	3.75%	2/14/2020	53,715	53,916,197
H.J. Heinz Co. Term Loan B1	3.25%	6/7/2019	12,968	13,050,946
H.J. Heinz Co. Term Loan B2	3.50%	6/5/2020	96,808	97,594,061
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	35,315	36,440,842
Performance Food Group, Inc. Initial Term Loan	6.25%	11/14/2019	30,350	30,331,029
Pinnacle Foods Finance LLC New Term Loan G	3.25%	4/29/2020	35,416	35,440,475
Total				414,710,593

Forest Products 0.87%
Berry Plastics Holding Corp. Term Loan D	3.50%	2/7/2020	51,086	51,011,633
Caraustar Industries, Inc. Term Loan	7.50%	5/1/2019	23,611	24,200,945
Total				75,212,578

Forest Products/Containers 0.10%
Klockner Pentaplast of America, Inc. Term Loan B1	5.75%	12/21/2016	8,917	9,017,258

Gaming/Leisure 8.88%
Bally Technologies, Inc. Term Loan B	4.25%	11/25/2020	52,458	52,873,682
Bombardier Recreational Products, Inc. Term Loan B (Canada)(a)	4.00%	1/30/2019	25,778	25,888,424
Caesar’s Entertainment Operating Co., Inc. Term Loan B1	3.238%	1/28/2015	2,853	2,831,969
Caesar’s Entertainment Operating Co., Inc. Term Loan B5	4.488%	1/26/2018	36,000	33,822,000
CCM Merger, Inc. Term Loan	5.00%	3/1/2017	16,768	16,885,191
Centaur LLC New 1st Lien Term Loan	5.25%	2/20/2019	20,953	21,249,978
Centaur LLC New 2nd Lien Term Loan	8.75%	2/15/2020	8,200	8,405,000
CityCenter Holdings LLC Term Loan B	5.00%	10/16/2020	82,000	83,140,620
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	7/31/2020	9,000	9,180,000
Equinox Holdings, Inc. New Initial 1st Lien Term Loan	4.50% - 5.50%	1/31/2020	12,935	13,032,013
Graton Economic Development Authority Closing Date Term Loan B	9.00%	8/22/2018	33,000	34,746,360

36	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)
Hilton Worldwide Finance LLC Initial Term Loan	4.00%	10/26/2020	$133,355	$133,938,692
Lions Gate Entertainment Corp. Term Loan (Canada)(a)	5.00%	7/17/2020	9,805	9,838,582
MGM Resorts International Term Loan B	3.50%	12/20/2019	49,085	49,140,617
Mohegan Tribal Gaming Authority Term Loan B	5.50%	11/19/2019	40,000	40,606,400
Northfield Park Associates LLC Closing Date Term Loan	9.00%	12/19/2018	12,500	12,625,000
Peninsula Gaming LLC Term Loan B	4.25%	11/20/2017	14,359	14,469,800
Pinnacle Entertainment, Inc. Term Loan Tranche B1	3.75%	8/15/2016	5,711	5,733,011
Pinnacle Entertainment, Inc. Term Loan Tranche B2	3.75%	8/13/2020	41,960	42,196,025
ROC Finance LLC Funded Term Loan B	5.00%	6/20/2019	35,147	33,785,143
Seminole Hard Rock Entertainment, Inc. New Term Loan B	3.50%	5/14/2020	15,960	15,973,327
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	33,775	33,821,272
Station Casinos LLC New Term Loan B	5.00%	3/2/2020	37,810	38,286,595
Town Sports International, Inc. Initial Term Loan	4.50%	11/16/2020	25,000	25,161,500
VML US Finance LLC Term Loan	1.67%	11/15/2016	10,500	10,437,000
Total				768,068,201

Healthcare 6.31%
Air Medical Group Holdings, Inc. Term Loan B1	6.50%	6/30/2018	17,757	18,023,328
Air Medical Holdings LLC Term Loan	7.625%	5/31/2018	14,500	14,246,250
Aptalis Pharma, Inc. Term Loan B	6.00%	10/02/2020	29,732	30,122,657
Ardent Medical Services, Inc. 1st Lien Term Loan	6.75%	7/2/2018	32,903	32,964,192
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	13,700	13,871,250
Biomet, Inc. Dollar Term Loan B2	3.664% - 3.7506%	7/25/2017	11,091	11,195,339
CHG Healthcare Services, Inc. 1st Lien Term Loan	5.00%	11/19/2019	15,337	15,285,592
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020	2,000	2,035,000
Emdeon, Inc. Term Loan B2	3.75%	11/2/2018	33,058	33,235,490
Grifols Inc. New Tranche B Term Loan	4.25%	6/1/2017	21,022	21,175,963
HCA, Inc. Tranche B4 Term Loan	2.914%	5/1/2018	27,513	27,562,403
HCA, Inc. Tranche B5 Term Loan	2.998%	3/31/2017	36,251	36,322,209
Heartland Dental Care LLC 1st Lien Term Loan	6.25%	12/21/2018	30,840	30,994,099
Heartland Dental Care LLC 2nd Lien Term Loan	9.75%	6/21/2019	10,575	10,812,937
MultiPlan, Inc. Term Loan B1	4.00%	8/25/2017	45	45,315
National Mentor Holdings, Inc. Tranche B1 Term Loan	6.50%	2/9/2017	20,372	20,533,314
Quintiles Transnational Corp. Term Loan B1	4.50%	6/8/2018	7,903	7,932,479
Quintiles Transnational Corp. Term Loan B2	4.00%	6/8/2018	42,317	42,443,125

See Notes to Financial Statements.	37

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Healthcare (continued)
RPI Finance Trust Term Loan B1	2.50%	11/9/2016		$4,041	$4,063,859
RPI Finance Trust Term Loan B3	3.25%	11/9/2018		5,808	5,840,287
Select Medical Corp. Series C Tranche B Term Loan	4.00% - 5.25%	6/1/2018		11,940	11,969,850
Steward Health Care System LLC Term Loan	6.75%	4/13/2020		21,945	21,890,137
Surgical Care Affiliates, Inc. Class B Term Loan Facility (Extending)	4.248%	12/29/2017		8,048	8,070,274
Surgical Care Affiliates, Inc. Class C Incremental Term Loan	4.25%	6/29/2018		28,005	28,214,747
Truven Health Analytics, Inc. New Tranche B Term Loan	4.50%	6/6/2019		25,323	25,502,214
United Surgical Partners International, Inc. Extended Term Loan	4.25%	4/19/2017		3,831	3,865,280
United Surgical Partners International, Inc. New Tranche B Term Loan	4.75%	4/3/2019		22,269	22,474,035
Valeant Pharmaceuticals International, Inc. Series C2 Tranche B Term Loan (Canada)(a)	3.75%	12/11/2019		15,026	15,166,815
Valeant Pharmaceuticals International, Inc. Series D2 Term Loan B (Canada)(a)	3.75%	2/13/2019		5,380	5,427,354
VWR Funding, Inc. Dollar Term B1 Loan	4.164%	4/3/2017		24,277	24,408,008
Total					545,693,802

Housing 2.50%
Cemex Espana S.A. EUR Facility B1 Term Loan (Mexico)(b)	—%	2/14/2017	EUR	25,834	34,566,270
Cemex S.A.B. de C.V. USD Facility A4 Term Loan (Mexico)(a)	4.754%	2/14/2017		$74,432	73,594,620
Realogy Corp. Extended Synthetic Commitment	4.445%	10/10/2016		5,578	5,644,418
Realogy Corp. Initial Term Loan B	4.50%	3/5/2020		46,285	46,834,590
Roofing Supply Group LLC Initial Term Loan	5.00%	5/31/2019		13,554	13,610,326
Starwood Property Trust, Inc. 1st Lien Term Loan	3.50%	4/17/2020		41,890	41,864,028
Total					216,114,252

Information Technology 7.32%
Blackboard, Inc. Term Loan B3	4.75%	10/4/2018		30,191	30,477,600
BMC Software Finance, Inc. Initial US Term Loan	5.00%	9/10/2020		64,000	64,466,560
Dell International LLC Term Loan B	4.50%	4/29/2020		95,500	94,740,775
Eastman Kodak Co. Exit Term Loan	7.25%	9/3/2019		27,431	27,348,956
Epicor Software Corp. Term Loan B1	4.50%	5/16/2018		12,712	12,799,509
EZE Software Group LLC 1st Lien Initial Term Loan	4.75%	4/6/2020		13,367	13,477,843
EZE Software Group LLC 2nd Lien Initial Term Loan	8.50%	4/6/2021		20,809	21,207,689

38	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Information Technology (continued)
Freescale Semiconductor, Inc. Tranche B4 Term Loan	5.00%	2/28/2020		$37,558	$38,033,509
Freescale Semiconductor, Inc. Tranche B5 Term Loan	5.00%	1/15/2021		37,200	37,671,510
ION Trading Technologies S.A.R.L. 1st Lien Term Loan (Luxembourg)(a)	4.50%	5/22/2020		15,753	15,861,384
ION Trading Technologies S.A.R.L. 2nd Lien Term Loan (Luxembourg)(a)	8.25%	5/21/2021		21,850	22,127,714
Mitchell International, Inc. 2nd Lien Initial Term Loan	8.50%	10/8/2021		15,000	15,248,475
Mitchell International, Inc. Initial Term Loan	4.50%	10/12/2020		40,000	40,337,600
NXP B.V. Tranche C Term Loan (Netherlands)(a)	4.75%	1/11/2020		54,539	54,722,988
NXP B.V. Tranche D Term Loan (Netherlands)(a)	3.25%	1/10/2020		55,000	55,185,625
Peak Ten, Inc. Term Loan B	7.25%	10/25/2018		16,351	16,494,450
RP Crown Parent LLC 1st Lien New Term Loan	6.75%	12/21/2018		28,535	28,856,188
Scitor Corp. Term Loan	5.00%	2/15/2017		8,630	8,489,740
SunGard Data Systems, Inc. Tranche D Term Loan	4.50%	1/31/2020		12,865	12,959,493
SunGard Data Systems, Inc. Tranche E Term Loan	4.00%	3/9/2020		22,275	22,492,255
Total					632,999,863

Manufacturing 5.68%
Accudyne Industries LLC Refinancing Term Loan	4.00%	12/13/2019		33,739	33,804,472
Air Distribution Technologies, Inc. 1st Lien Replacement Term Loan	4.25%	11/9/2018		25,629	25,781,246
Air Distribution Technologies, Inc. 2nd Lien Initial Term Loan	9.25%	5/11/2020		12,301	12,562,052
Allegion plc Tranche B Term Loan	3.00%	9/30/2020		13,000	13,044,655
Alliance Laundry Systems LLC Initial 1st Lien Term Loan	4.25%	12/10/2018		10,484	10,539,264
Alliance Laundry Systems LLC Initial 2nd Lien Term Loan	9.50%	12/10/2019		9,706	9,826,847
Apex Tool Group LLC Term Loan	4.50%	1/31/2020		20,400	20,484,949
Arris Enterprises, Inc. Term Loan Facility B	3.50%	4/17/2020		40,842	40,721,179
CommScope, Inc. Tranche 2 Term Loan	3.75% - 5.00%	1/12/2018		5,416	5,438,026
Filtration Group Corp. 1st Lien Term Loan	4.50%	11/20/2020		5,000	5,050,000
Filtration Group Corp. 2nd Lien Initial Term Loan	8.25%	11/30/2021		17,500	17,871,875
Gardner Denver, Inc. Initial Dollar Term Loan	4.25%	7/30/2020		45,000	44,855,100
Gardner Denver, Inc. Initial EUR Term Loan(b)	4.75%	7/30/2020	EUR	26,667	36,597,218
Generac Power Systems, Inc. Term Loan B	3.50%	5/31/2020		$26,958	27,021,524

See Notes to Financial Statements.	39

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Manufacturing (continued)
Husky Injection Molding Systems Ltd. New Term Loan (Canada)(a)	4.25%	6/29/2018		$40,712	$41,068,043
Mirror Bidco Corp. Term Loan (Canada)(a)	5.25%	12/27/2019		27,394	27,610,831
Rexnord/RBS Global, Inc. Term Loan B	4.00%	8/21/2020		32,889	32,945,855
Road Infrastructure Investment LLC 1st Lien Term Loan	6.25%	3/30/2018		16,647	16,766,581
Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/30/2018		9,500	9,618,750
Unifrax Corp. New EUR Term Loan(b)	5.25%	11/28/2018	EUR	5,655	7,703,150
Unifrax Corp. New Term B Dollar Loan	4.25%	11/28/2018		$12,986	13,054,025
Veyance Technologies, Inc. Term Loan	5.25%	9/8/2017		20,785	20,832,548
WESCO Distribution, Inc. Tranche B1 Term Loan	4.50%	12/12/2019		5,698	5,722,723
WESCO Distribution, Inc. Tranche B2 Term Loan(b)	5.32%	12/12/2019	CAD	12,765	12,073,754
Total					490,994,667

Media/Telecommunications 11.88%
Acquisitions Cogeco Cable II LP Term Loan B	3.25%	11/30/2019		$18,930	18,919,570
Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020		40,575	40,749,472
Affinion Group, Inc. Tranche B Term Loan	6.50%	10/10/2016		7,283	7,227,561
Cengage Learning Acquisitions, Inc. Extended Tranche B Term Loan	—%	7/5/2017		1,000	758,330
Cequel Communications LLC Term Loan	3.50%	2/14/2019		28,001	28,076,413
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020		51,087	50,501,970
Charter Communications Operating LLC Term Loan F	3.00%	1/3/2021		13,250	13,099,281
Clear Channel Communications, Inc. Tranche B Term Loan	3.814%	1/29/2016		104,057	100,507,730
Consolidated Communications, Inc. Incremental Term Loan 3	5.25%	12/31/2018		19,850	20,011,182
Cricket Communications, Inc. Term Loan	4.75%	10/10/2019		11,910	11,974,493
Cricket Communications, Inc. Term Loan C	4.75%	3/9/2020		31,679	31,864,516
Crown Castle International Co. New Tranche B Term Loan	3.25%	1/31/2019		38,960	38,966,033
CSC Holdings, LLC Term Loan B	2.664%	4/17/2020		40,898	40,529,014
Fibertech Networks LLC Term Loan	4.50%	12/18/2019		4,963	5,010,066
Global Tel*Link Corp. 1st Lien Term Loan	5.00%	5/22/2020		4,983	4,895,306
Global Tel*Link Corp. 2nd Lien Term Loan	9.00%	11/23/2020		8,000	7,670,000
Grande Communications Networks LLC Initial Term Loan	4.50%	5/22/2020		24,938	24,999,968

40	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)
Integra Telecom Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	2/21/2020	$11,925	$12,270,288
Integra Telecom Holdings, Inc. Term Loan B	5.25%	2/22/2019	24,875	25,193,773
Intelsat Jackson Holdings SA Term Loan Tranche B-1 (Luxembourg)(a)	4.25%	6/20/2019	10,000	10,041,950
Intelsat Jackson Holdings SA Tranche B2 Term Loan (Luxembourg)(a)	3.75%	6/30/2019	3,000	3,011,247
Level 3 Financing, Inc. Tranche B 2020 Term Loan	4.00%	1/15/2020	48,500	48,899,155
Level 3 Financing, Inc. Tranche B-111 2019 Term Loan	4.00%	8/1/2019	17,000	17,139,910
LTS Buyer LLC 1st Lien Term Loan B	4.50%	4/13/2020	14,963	15,006,041
LTS Buyer LLC 2nd Lien Term Loan	8.00%	4/12/2021	18,946	19,064,413
MCC Iowa LLC Tranche G Term Loan	4.00%	1/20/2020	21,780	21,848,062
MCC Iowa LLC Tranche H Term Loan	3.25%	1/29/2021	4,963	4,951,632
Media General, Inc. Term Loan B	4.25%	7/31/2020	20,000	20,237,600
Mediacom Illinois LLC Tranche E Term Loan	4.50%	10/23/2017	13,932	13,995,809
Midcontinent Communications Term Loan B	3.50% - 5.00%	7/30/2020	10,169	10,209,951
MTL Publishing LLC Term Loan B	4.25%	6/29/2018	15,871	15,969,829
Newsday LLC Term Loan	3.664%	10/12/2016	25,154	25,248,299
Syniverse Holdings, Inc. Initial Term Loan	4.00%	4/23/2019	7,976	8,015,040
Syniverse Holdings, Inc. Tranche B Term Loan	4.00%	4/23/2019	34,903	35,164,544
Tribune Co. Tranche B Term Loan(d)	4.00%	12/31/2019	47,215	47,312,782
TWCC Holding Corp. 2nd Lien Term Loan	7.00%	6/26/2020	8,000	8,215,000
Univision Communications, Inc. 2013 Converted Extended 1st Lien Term Loan	4.50%	3/2/2020	39,813	40,039,958
Univision Communications, Inc. 2013 New 1st Lien Term Loan	4.50%	3/2/2020	7,972	8,010,697
UPC Financing Partnership Facility AF Term Loan (Netherlands)(a)	4.00%	1/29/2021	17,316	17,428,060
Virgin Media Investment Holdings Ltd. Facility B Term Loan (United Kingdom)(a)	3.50%	6/8/2020	63,725	63,824,411
WaveDivision Holdings LLC Initial Term Loan	4.00%	10/15/2019	28,627	28,787,438
WideOpenWest Finance LLC Term Loan B	4.75%	4/1/2019	17,910	18,040,653
WMG Acquisition Corp. Tranche B Refinancing Term Loan	3.75%	7/1/2020	43,514	43,541,196
Total				1,027,228,643

See Notes to Financial Statements.	41

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Minerals 1.40%
Fortescue Metals Group Ltd. New Term Loans	4.25%	6/28/2019	$39,339	$39,771,236
Murray Energy Corp. Term Loan	5.25%	12/05/2019	45,500	45,905,177
Walter Energy, Inc. Term Loan A	—%	4/1/2016	5,000	4,947,325
Walter Energy, Inc. Term Loan B	6.75%	4/2/2018	31,147	30,578,958
Total				121,202,696

Retail 6.22%
Academy Ltd. Initial Term Loan	4.50%	8/3/2018	19,800	19,941,569
Bass Pro Group LLC New Term Loan	4.00%	11/20/2019	24,525	24,680,527
BJ’s Wholesale Club, Inc. 1st Lien New 2013 Replacement Term Loan	4.50%	9/26/2019	56,017	56,300,034
BJ’s Wholesale Club, Inc. 2nd Lien Replacement Term Loan	8.50%	3/26/2020	24,725	25,287,494
Capital Automotive LP 2nd Lien Term Loan	6.00%	4/30/2020	6,000	6,210,000
Capital Automotive LP Tranche B-1 Term Loan Facility	4.00%	4/10/2019	10,268	10,341,627
Container Store, Inc. (The) Term Facility	5.00%	4/8/2019	9,031	9,079,478
Gymboree Corp. (The) Term Loan	5.00%	2/23/2018	15,948	15,515,932
Hudson’s Bay Co. 1st Lien Initial Term Loan (Canada)(a)	4.75%	11/4/2020	24,350	24,700,031
Hudson’s Bay Co. 2nd Lien Initial Term Loan (Canada)(a)	8.25%	11/4/2021	2,511	2,588,509
J. Crew Group, Inc. Term Loan B1	4.00%	3/7/2018	22,554	22,684,491
J.C. Penney Corp., Inc. 1st Lien Term Loan	6.00%	5/21/2018	3,000	2,938,935
Leslie’s Poolmart, Inc. Additional Tranche B Term Loan	4.25%	10/16/2019	49,026	49,270,808
Michaels Stores, Inc. Term Loan B	3.75%	1/28/2020	30,539	30,686,342
Neiman Marcus Group, Inc. (The) Term Loan	5.00%	10/26/2020	125,000	125,979,375
Party City Holdings, Inc. 2013 Replacement Term Loan	4.25%	7/29/2019	49,680	49,931,846
PETCO Animal Supplies, Inc. New Term Loan	4.00%	11/24/2017	16,132	16,232,741
Smart & Final, Inc. 1st Lien Term Loan	4.50%	11/15/2019	15,880	15,915,749
Smart & Final, Inc. 2nd Lien Term Loan	10.50%	11/16/2020	5,385	5,492,308
Toys ‘R’ US Property Co. I LLC Initial Term Loan	6.00%	8/21/2019	25,000	24,364,625
Total				538,142,421

Service 12.51%
Acosta, Inc. Term Loan B	4.25%	3/3/2018	13,740	13,853,418
ADS Waste Holdings, Inc. Tranche B Term Loan	4.25%	10/9/2019	19,850	19,975,650

42	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)
Advantage Sales & Marketing, Inc. 2013 1st Lien Term Loan	4.25%	12/18/2017	$24,367	$24,573,726
Advantage Sales & Marketing, Inc. 2013 2nd Lien Term Loan	8.25%	6/18/2018	19,018	19,320,932
Allflex Holdings III, Inc. Initial 1st Lien Term Loan	4.25%	7/17/2020	20,000	20,137,500
Allflex Holdings III, Inc. Initial 2nd Lien Term Loan	8.00%	7/19/2021	19,000	19,318,250
Asurion LLC Incremental Tranche B1 Term Loan	4.50%	5/24/2019	31,307	31,355,973
Asurion LLC Incremental Tranche B2 Term Loan	3.50%	7/8/2020	19,925	19,618,354
Atlantic Aviation FBO, Inc. Term Loan	3.25%	6/1/2020	36,838	36,918,962
Audio Visual Services Group, Inc. 1st Lien Term Loan	6.75%	11/9/2018	15,345	15,613,537
Audio Visual Services Group, Inc. 2nd Lien Term Loan	10.75%	4/30/2019	5,000	5,000,000
Avis Budget Car Rental LLC Tranche B Term Loan	3.00%	3/15/2019	47,772	47,784,130
Brand Energy & Infrastructure Services, Inc. Initial Term Loan	4.75%	11/20/2020	46,000	46,295,780
CompuCom Systems, Inc. Term Loan	4.25%	5/11/2020	27,739	27,687,253
Cunningham Lindsey U.S., Inc. Initial 1st Lien Term Loan (Canada)(a)	5.00%	12/10/2019	17,512	17,511,893
Cunningham Lindsey U.S., Inc. Initial 2nd Lien Term Loan (Canada)(a)	9.25%	6/10/2020	14,574	14,555,381
DataPipe, Inc. Initial 1st Lien Term Loan	5.75%	3/15/2019	11,995	12,107,176
DataPipe, Inc. Initial 2nd Lien Term Loan	9.25%	9/16/2019	14,015	14,295,146
Decision Insight Information Group (US) I, Inc. Term Loan	7.00%	1/4/2017	5,947	5,941,639
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	26,377	26,666,045
EnergySolutions LLC Term Loan	6.75%	8/12/2016	29,842	30,144,744
First Data Corp. 2018 Dollar Term Loan	4.166%	3/23/2018	112,564	113,000,395
GCA Services Group, Inc. Initial 1st Lien Term Loan	12.50%	11/1/2019	9,631	9,674,926
GCA Services Group, Inc. Initial 2nd Lien Term Loan	9.25%	11/1/2020	11,250	11,411,719
Hertz Corp. (The) Letter of Credit Term Loan	3.75%	3/9/2018	14,439	14,385,314
Hertz Corp. (The) Tranche B-1 Term Loan	3.75%	3/12/2018	23,900	24,034,235
IG Investment Holdings LLC 1st Lien Tranche B Term Loan	5.50%	10/31/2019	27,090	27,268,050
InfoGroup, Inc. Term Loan B	8.00%	5/25/2018	22,659	18,694,071
Interactive Data Corp. Refinanced Term Loan	3.75%	2/11/2018	9,339	9,348,420
Kasima LLC Term Loan	3.25%	5/17/2021	50,450	50,450,252

See Notes to Financial Statements.	43

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)
Landmark Aviation FBO Canada, Inc. Canadian Term Loan	4.75%	10/25/2019	$1,021	$1,025,674
Learning Care Group (US) No. 2, Inc. Term Loan	6.00%	5/8/2019	19,451	19,548,506
LM U.S. Member LLC 1st Lien Initial Term Loan	4.75%	10/25/2019	15,137	15,203,224
Lonestar Intermediate Super Holdings LLC Term Loan	11.00%	9/2/2019	21,400	22,291,738
MEI, Inc. Term Loan	5.00%	8/21/2020	24,922	25,077,318
Micro Holdings, L.P. Initial Term Loan	6.25%	3/18/2019	25,377	25,599,540
NEP/NCP Holdco, Inc. 2nd Lien Term Loan	9.50%	7/22/2020	11,865	12,209,748
Orbitz Worldwide, Inc. Refinancing Tranche B Term Loan	4.50%	9/25/2017	650	654,388
Orbitz Worldwide, Inc. Refinancing Tranche C Term Loan	5.75%	3/25/2019	19,283	19,419,888
Playa Resorts Holding Initial Term Loan (Netherlands)(a)	4.75%	8/6/2019	5,000	5,053,150
Redtop Acquisitions Ltd. 2nd Lien Term Loan (Luxembourg)(a)	8.25%	5/31/2021	2,975	3,001,031
Rentpath, Inc. Term Loan B	6.25%	5/29/2020	24,938	24,547,852
Securus Technologies Holdings, Inc. Initial 1st Lien Term Loan	4.75%	4/30/2020	11,000	10,898,250
Securus Technologies Holdings, Inc. Initial 2nd Lien Term Loan	9.00%	4/30/2021	7,000	6,962,060
ServiceMaster Co. (The) Tranche A LC Facility	2.60%	7/24/2014	1,825	1,820,438
ServiceMaster Co. (The) Tranche B LC	4.35%	1/31/2017	9,586	9,262,593
ServiceMaster Co. (The) Tranche C Term Loan	4.25%	1/31/2017	11,935	11,786,128
SRA International, Inc. Term Loan	6.50%	7/20/2018	35,629	35,717,643
SurveyMonkey.com LLC Term Loan	5.50%	2/5/2019	16,418	16,612,458
TransFirst Holdings, Inc. 1st Lien Term Loan B1	4.75%	12/27/2017	3,960	3,971,644
US Airways Group, Inc. Tranche B2 Term Loan	3.50%	11/23/2016	10,000	10,045,300
Walter Investment Management Corp. Tranche B Term Loan	5.75%	11/28/2017	35,721	36,058,918
Weight Watchers International, Inc. Initial Tranche B-2 Term Loan	3.75%	4/2/2020	20,686	17,873,813
Total				1,081,584,173

Transportation 2.31%
ASP HHI Acquisition Co., Inc. Additional Term Loan	5.00%	10/5/2018	38,351	38,718,630
Federal-Mogul Corp. Tranche B Term Loan	2.098% - 2.108%	12/29/2014	2,035	2,013,636
Federal-Mogul Corp. Tranche C Term Loan	2.098% - 2.108%	12/28/2015	9,248	9,151,116

44	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation (continued)
Fram Group Holdings, Inc. 1st Lien Term Loan	6.50%	7/28/2017	$9,459	$9,340,382
Fram Group Holdings, Inc. 2nd Lien Term Loan	10.50%	1/29/2018	13,975	13,206,438
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan	4.75%	4/30/2019	21,000	21,253,785
Grede LLC Term Loan B	4.50%	5/2/2018	5,845	5,877,647
Navistar Financial Corp. Term Loan 2011	3.188%	12/2/2016	32,483	31,346,192
Remy International, Inc. Term Loan B	4.25%	3/5/2020	8,436	8,517,069
TI Group Automotive Systems LLC Additional Term Loan	5.50%	3/28/2019	18,601	18,787,351
Tower Automotive Holdings USA LLC Refinancing 1st Lien Term Loan	4.75%	4/23/2020	19,900	20,107,186
Waupaca Foundry, Inc. Term Loan	4.50%	6/29/2017	21,689	21,761,542
Total				200,080,974

Utility 4.71%
Astoria Generating Co. Acquisitions LLC Term Advance	8.50%	10/26/2017	15,800	16,274,079
Calpine Construction Finance Co. LP Term Loan B1	3.00%	5/3/2020	18,813	18,677,101
Calpine Corp. Delayed Draw Term Loan	4.00%	10/31/2020	19,000	19,160,265
Calpine Corp. Term Loan	4.00%	4/2/2018	17,701	17,853,964
Calpine Corp. Term Loan	4.00%	10/9/2019	19,806	19,966,532
Dynegy Holdings, Inc. Tranche B2 Term Loan	4.00%	4/23/2020	46,932	47,107,725
Equipower Resources Holdings LLC Term Loan C Advance 1st Lien	4.25%	12/31/2019	22,444	22,577,066
La Frontera Generation LLC Term Loan	4.50%	9/30/2020	43,480	44,014,630
Moxie Liberty LLC Construction B1 Advance Term Loan	7.50%	8/20/2020	30,000	30,675,000
Panda Temple II Power LLC Construction Term Loan Advance	7.25%	4/3/2019	24,475	25,239,844
Raven Power Finance LLC Advance Retired Term Loan	7.25%	11/30/2018	11,674	11,922,153
Star West Generation LLC Advance Term Loan B	4.25%	3/13/2020	13,466	13,575,578
Texas Competitive Electric Holdings Co. LLC 2014 Non-Extended Term Loan	3.668% - 3.739%	10/10/2014	25,000	18,041,625
Texas Competitive Electric Holdings Co. LLC 2017 Extended Term Loan	4.668% - 4.739%	10/10/2017	77,281	53,652,398
TPF Generation Holdings LLC Term Loan	4.75%	12/29/2017	8,453	8,537,874
TPF II LC LLC Term Loan	6.50%	8/16/2019	24,938	25,311,563
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017	14,294	14,704,997
Total				407,292,394
Total Floating Rate Loans (cost $8,049,949,293)				8,082,377,920

See Notes to Financial Statements.	45

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
FOREIGN BOND(b) 0.08%

Luxembourg
Beverage Packaging Holdings Luxembourg II SA† (cost $6,634,486)	9.50%		6/15/2017	EUR	5,000	$7,091,582

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.08%
Commercial Mortgage Pass-Through Certificates 2007-FL14 C†	0.468%	#	6/15/2022		$1,647	1,553,460
JPMorgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B†	5.645%	#	3/18/2051		5,000	5,385,400
Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,287,197)						6,938,860
Total Long-Term Investments (cost $8,522,037,492)						8,563,876,406

SHORT-TERM INVESTMENTS 9.15%

CORPORATE BOND 0.08%

Gaming/Leisure
Snoqualmie Entertainment Authority† (cost $7,274,645)	4.147%	#	2/1/2014		7,325	7,288,375

REPURCHASE AGREEMENT 9.07%
Repurchase Agreement dated 11/29/2013, Zero Coupon due 12/2/2013 with Fixed Income Clearing Corp. collateralized by $50,000,000 of Federal National Mortgage Assoc. at 4.125% due 4/15/2014; $144,490,000 of U.S. Treasury Note at 1.875% due 2/28/2014; $225,000,000 of Federal Home Loan Bank at 0.12% due 3/28/2014; $303,185,000 of U.S. Treasury Bill at Zero Coupon due 4/24/2014 and $75,000,000 of U.S. Treasury Bill at Zero Coupon due 4/3/2014; value: $799,931,841; proceeds: $784,246,540 (cost $784,246,540)	Zero Coupon		12/2/2013		784,247	784,246,540
Total Short-Term Investments (cost $791,521,185)						791,534,915
Total Investments in Securities 108.16% (cost $9,313,558,677)						9,355,411,321
Liabilities in Excess of Cash, Foreign Cash and Other Assets(e) (8.16%)						(705,806,134)
Net Assets 100.00%						$8,649,605,187

46	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2013

CAD	Canadian dollar.
EUR	euro.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2013.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2013.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts, as follows:

Open Forward Foreign Currency Exchange Contracts at November 30, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	J.P. Morgan	1/17/2014	10,175,000	$9,796,597	$9,565,136	$231,461
Canadian dollar	Sell	Credit Suisse	1/17/2014	4,077,000	3,879,753	3,832,635	47,118
euro	Sell	J.P. Morgan	12/20/2013	7,063,000	9,611,352	9,597,133	14,219
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$292,798

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	J.P. Morgan	1/17/2014	19,000	$18,104	$17,861	$(243)
euro	Sell	J.P. Morgan	1/17/2014	25,925,000	34,969,507	35,227,332	(257,825)
euro	Sell	Credit Suisse	2/13/2014	5,000,000	$6,705,640	$6,794,429	$(88,789)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(346,857)

Open Futures Contracts at November 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	March 2014	452	Short	$(54,656,688)	$(57,205)
U.S. 10-Year Treasury Note	March 2014	151	Short	(18,931,625)	(12,050)
Net Unrealized Depreciation on Futures Contracts				$(73,588,313)	$(69,255)

See Notes to Financial Statements.	47

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2013

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stock	$4,768,000	$—	$—	$4,768,000
Corporate Bonds	—	469,988,419	—	469,988,419
Floating Rate Loans(4)
Aerospace	—	251,972,252	—	251,972,252
Chemicals	—	146,508,506	—	146,508,506
Consumer Durables	—	21,142,707	—	21,142,707
Consumer Non-Durables	—	93,384,722	—	93,384,722
Energy	—	421,358,679	46,758,233	468,116,912
Financial	—	306,230,060	70,172,699	376,402,759
Food & Drug	—	196,507,547	—	196,507,547
Food/Tobacco	—	394,573,093	20,137,500	414,710,593
Forest Products	—	75,212,578	—	75,212,578
Forest Products/Containers	—	9,017,258	—	9,017,258
Gaming/Leisure	—	768,068,201	—	768,068,201
Healthcare	—	537,761,323	7,932,479	545,693,802
Housing	—	181,547,982	34,566,270	216,114,252
Information Technology	—	632,999,863	—	632,999,863
Manufacturing	—	453,139,667	37,855,000	490,994,667
Media/Telecommunications	—	1,027,228,643	—	1,027,228,643
Metals/Minerals	—	121,202,696	—	121,202,696
Retail	—	538,142,421	—	538,142,421
Service	—	1,027,333,508	54,250,665	1,081,584,173
Transportation	—	168,734,782	31,346,192	200,080,974
Utility	—	381,980,831	25,311,563	407,292,394
Foreign Bond	—	7,091,582	—	7,091,582
Non-Agency Commercial
Mortgage-Backed Securities	—	6,938,860	—	6,938,860
Repurchase Agreement	—	784,246,540	—	784,246,540
Total	$4,768,000	$9,022,312,720	$328,330,601	$9,355,411,321

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$292,798	$—	$292,798
Liabilities	—	(346,857)	—	(346,857)
Futures Contracts
Assets	—	—	—	—
Liabilities	(69,255)	—	—	(69,255)
Unfunded Commitments
Assets	—	19,547	—	19,547
Liabilities	—	—	—	—
Total	$(69,255)	$(34,512)	$—	$(103,767)

(1)	Refer to note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended November 30, 2013.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

48	See Notes to Financial Statements.

Schedule of Investments (concluded)

FLOATING RATE FUND November 30, 2013

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of December 1, 2012	$174,509,476
Accrued discounts/premiums	530,752
Realized gain (loss)	(6,662,281)
Change in unrealized appreciation/depreciation	4,308,170
Purchases	302,122,309
Sales	(117,346,052)
Net transfers in or out of level 3	(29,131,773)
Balance as of November 30, 2013	$328,330,601

See Notes to Financial Statements.	49

Schedule of Investments

HIGH YIELD FUND November 30, 2013

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 98.36%

COMMON STOCKS 3.25%

Aerospace/Defense 0.10%
General Dynamics Corp.	30	$2,749,800

Apparel/Textiles 0.20%
Deckers Outdoor Corp.*	35	2,892,400
Vince Holding Corp.*	95	2,780,650
Total		5,673,050

Banking 0.15%
First Republic Bank	80	4,088,000

Computer Hardware 0.16%
Apple, Inc.	8	4,337,346

Consumer Products 0.15%
Estee Lauder Cos., Inc. (The) Class A	57	4,272,720

Energy: Exploration & Production 0.19%
Antero Resources Corp.*	49	2,690,100
SM Energy Co.	31	2,732,340
Total		5,422,440

Health Facilities 0.21%
Community Health Systems, Inc.	70	2,887,500
Surgical Care Affiliates, Inc.*	95	2,891,800
Total		5,779,300

Health Services 0.20%
Envision Healthcare Holdings, Inc.*	96	2,843,520
Team Health Holdings, Inc.*	60	2,803,800
Total		5,647,320

Hotels 0.10%
Extended Stay America, Inc.*	115	2,895,700

Leisure 0.10%
Norwegian Cruise Line Holdings Ltd.*	80	2,728,000

Media: Broadcast 0.10%
AMC Networks, Inc. Class A*	42	2,695,980

50	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

Investments			Shares (000)	Fair Value
Media: Diversified 0.10%
Twenty-First Century Fox, Inc.			80	$2,679,200

Medical Products 0.10%
Thermo Fisher Scientific, Inc.			27	2,722,950

Metals/Mining (Excluding Steel) 0.19%
Precision Castparts Corp.			21	5,427,450

Oil Field Equipment & Services 0.14%
Schlumberger Ltd.			45	3,978,900

Pharmaceuticals 0.15%
Pharmacyclics, Inc.*			33	4,109,160

Software/Services 0.46%
eBay, Inc.*			85	4,294,200
Informatica Corp.*			70	2,716,700
Twitter, Inc.*			68	2,826,760
VMware, Inc. Class A*			35	2,822,050
Total				12,659,710

Specialty Retail 0.45%
Polaris Industries, Inc.			20	2,669,400
Restoration Hardware Holdings, Inc.*			95	7,172,500
Williams-Sonoma, Inc.			45	2,660,400
Total				12,502,300
Total Common Stocks (cost $81,614,842)				90,369,326

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 1.58%

Investments & Miscellaneous Financial Services 0.10%
Portfolio Recovery Associates, Inc.†	3.00%	8/1/2020	$2,330	2,707,169

Pharmaceuticals 0.74%
BioMarin Pharmaceutical, Inc.	0.75%	10/15/2018	1,325	1,411,953
BioMarin Pharmaceutical, Inc.	1.875%	4/23/2017	665	2,319,188
Cubist Pharmaceuticals, Inc.†	1.125%	9/1/2018	4,500	5,085,000
Cubist Pharmaceuticals, Inc.†	1.875%	9/1/2020	2,600	2,921,750
Medivation, Inc.	2.625%	4/1/2017	4,070	5,932,025
Regeneron Pharmaceuticals, Inc.	1.875%	10/1/2016	800	2,807,000
Total				20,476,916

See Notes to Financial Statements.	51

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Software/Services 0.65%
Shutterfly, Inc.†	0.25%	5/15/2018	$2,625	$2,739,844
SINA Corp. (China)†(a)	1.00%	12/1/2018	4,575	4,472,062
Workday, Inc.†	0.75%	7/15/2018	2,500	2,945,313
Yahoo!, Inc.†	Zero Coupon	12/1/2018	7,850	7,913,781
Total				18,071,000

Telecommunications Equipment 0.09%
Ciena Corp.	4.00%	12/15/2020	1,875	2,657,812
Total Convertible Bonds (cost $41,903,670)				43,912,897

	Dividend		Shares
	Rate		(000)
CONVERTIBLE PREFERRED STOCKS 0.19%

Aerospace/Defense 0.10%
United Technologies Corp.	7.50%		42	2,745,120

Railroads 0.09%
Genesee & Wyoming, Inc.	5.00%		20	2,613,000
Total Convertible Preferred Stocks (cost $4,328,911)				5,358,120

			Principal
	Interest		Amount
	Rate		(000)
FLOATING RATE LOANS(b) 6.10%

Aerospace/Defense 0.39%
Doncaster U.S. Finance LLC 2nd Lien Term Loan	9.50%	10/9/2020	$4,325	4,346,625
Mitchell International, Inc. 2nd Lien Initial Term Loan	8.50%	10/8/2021	6,300	6,404,359
Total				10,750,984

Building Materials 0.22%
Cemex S.A.B. de C.V. USD Term Loan A4 (Mexico)(a)	4.754%	2/14/2017	6,185	6,115,860

Diversified Capital Goods 0.17%
Air Distribution Technologies, Inc. 2nd Lien Term Loan	9.25%	5/11/2020	4,600	4,697,750

Electric: Generation 1.14%
Astoria Generating Co. Acquisitions LLC Term Advance	8.50%	10/26/2017	7,110	7,323,336

52	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Generation (continued)
Moxie Liberty LLC Construction B1 Advance Term Loan	7.50%	8/20/2020	$7,300	$7,464,250
Panda Sherman Power LLC Construction Term Loan Advance	9.00%	9/14/2018	735	757,969
Panda Temple II Power LLC Construction Term Loan Advance	7.25%	4/3/2019	10,650	10,982,812
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017	4,969	5,111,536
Total				31,639,903

Electronics 0.30%
Eastman Kodak Co. 2nd Lien Term Loan	10.75%	7/31/2020	8,225	8,286,688

Food: Wholesale 0.27%
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	7,220	7,450,174

Gaming 0.40%
Graton Economic Development Authority Closing Date Term Loan B	9.00%	8/22/2018	4,600	4,843,432
Yonkers Racing Corp. 2nd Lien Term Loan	8.75%	8/20/2020	6,400	6,416,000
Total				11,259,432

Health Facilities 0.34%
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	4,950	5,011,875
Steward Health Care System LLC Term Loan	6.75%	4/13/2020	4,575	4,563,562
Total				9,575,437
Health Services 0.40%
Air Medical Holdings, Inc. Term Loan	7.625%	5/31/2018	5,025	4,937,062
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020	6,150	6,257,625
Total				11,194,687

Leisure 0.18%
Equinox Holdings, Inc. 2nd Lien Term Loan	9.75%	7/31/2020	4,900	4,998,000

Machinery 0.48%
Alliance Laundry Systems LLC 2nd Lien Term Loan	9.50%	12/10/2019	7,743	7,839,569
Filtration Group Corp. 2nd Lien Initial Term Loan	8.25%	11/22/2021	2,750	2,808,438
Redtop Acquisitions Ltd. 2nd Lien Term Loan (Luxembourg)	—%	5/31/2021	2,775	2,799,281
Total				13,447,288

Media: Broadcast 0.15%
NEP/NCP Holdco, Inc. 2nd Lien Term Loan	9.50%	7/22/2020	3,961	4,076,567

See Notes to Financial Statements.	53

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Metals/Mining (Excluding Steel) 0.15%
Walter Energy, Inc. Term Loan B	6.75%	4/2/2018		$4,125	$4,049,719

Oil Refining & Marketing 0.13%
CITGO Petroleum Corp. Term Loan C	9.00%	6/23/2017		3,475	3,541,598

Software/Services 0.19%
EZE Software Group LLC 2nd Lien Initial Term Loan	8.50%	4/6/2021		5,130	5,228,316

Specialty Retail 0.45%
BJ’s Wholesale Club, Inc. 2nd Lien Replacement Term Loan	8.50%	3/26/2020		5,850	5,983,088
Vince LLC Initial Term Loan	6.00%	11/27/2019		6,425	6,465,156
Total					12,448,244

Support: Services 0.13%
Lonestar Intermediate Super Holdings LLC Term Loan	11.00%	9/2/2019		3,550	3,697,929

Telecommunications: Integrated/Services 0.61%
DataPipe, Inc. 2nd Lien Term Loan	9.25%	9/16/2019		5,725	5,839,500
Integra Telecom Holdings, Inc. 2nd Lien Term Loan	9.75%	2/21/2020		7,550	7,768,610
LTS Buyer LLC 2nd Lien Term Loan	8.00%	4/12/2021		3,350	3,370,938
Total					16,979,048
Total Floating Rate Loans (cost $166,042,639)					169,437,624

FOREIGN BONDS(c) 3.86%

France 0.30%
SMCP SAS†	8.875%	6/15/2020	EUR	5,550	8,220,066

Germany 0.42%
CeramTec Group GmbH†	8.25%	8/15/2021	EUR	5,500	8,071,277
WEPA Hygieneprodukte GmbH†	6.50%	5/15/2020	EUR	2,500	3,643,292
Total					11,714,569

Italy 0.72%
Astaldi SPA SR†(d)	7.125%	12/1/2020	EUR	7,350	10,405,450
Cerved Technologies SpA†	8.00%	1/15/2021	EUR	2,625	3,804,048
Zobele Holding SpA†	7.875%	2/1/2018	EUR	4,050	5,834,653
Total					20,044,151

54	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Luxembourg 0.97%
Beverage Packaging Holdings Luxembourg II SA†	9.50%	6/15/2017	EUR	8,095	$11,481,271
Matterhorn Financing & Cy SCA PIK†	9.00%	4/15/2019	EUR	2,275	3,160,826
Matterhorn Midco & Cy SCA†	7.75%	2/15/2020	EUR	8,675	12,235,526
Total					26,877,623

Mexico 0.52%
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	213,500	14,292,809

Netherlands 0.27%
Adria Bidco BV†	7.875%	11/15/2020	EUR	4,075	5,571,720
UPC Holding BV†	6.75%	3/15/2023	CHF	1,775	2,007,254
Total					7,578,974

United Kingdom 0.66%
Galaxy Finco Ltd.†	7.875%	11/15/2021	GBP	3,650	5,972,494
Infinis plc†	7.00%	2/15/2019	GBP	4,025	7,014,203
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	3,850	5,414,482
Total					18,401,179
Total Foreign Bonds (cost $103,752,502)					107,129,371

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.25%

Ghana 0.12%
Republic of Ghana†	7.875%	8/7/2023		$3,500	3,430,000

Ivory Coast 0.13%
Ivory Coast Government International Bond†	5.75%	12/31/2032		4,000	3,600,000
Total Foreign Government Obligations (cost $7,158,896)					7,030,000

HIGH YIELD CORPORATE BONDS 82.13%

Aerospace/Defense 0.91%
Alliant Techsystems, Inc.†	5.25%	10/1/2021		2,825	2,853,250
Bombardier, Inc. (Canada)†(a)	6.125%	1/15/2023		5,230	5,230,000
CPI International, Inc.	8.00%	2/15/2018		3,700	3,848,000
DynCorp International, Inc.	10.375%	7/1/2017		4,300	4,439,750
GenCorp, Inc.	7.125%	3/15/2021		8,175	8,788,125
Total					25,159,125

Airlines 0.15%
Continental Airlines, Inc.	6.25%	4/11/2020		3,881	4,055,473

See Notes to Financial Statements.	55

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Apparel/Textiles 0.73%
Perry Ellis International, Inc.	7.875%	4/1/2019		$5,915	$6,336,444
SIWF Merger Sub, Inc./Springs Industries, Inc.†	6.25%	6/1/2021		6,300	6,347,250
William Carter Co. (The)†	5.25%	8/15/2021		2,585	2,643,163
Wolverine World Wide, Inc.	6.125%	10/15/2020		4,575	4,906,687
Total					20,233,544

Auto Parts & Equipment 2.00%
Accuride Corp.	9.50%	8/1/2018		4,970	4,957,575
American Axle & Manufacturing, Inc.	5.125%	2/15/2019		2,675	2,741,875
American Axle & Manufacturing, Inc.	6.625%	10/15/2022		4,750	5,046,875
Chassix, Inc.†	9.25%	8/1/2018		5,300	5,697,500
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018		4,615	4,799,600
LKQ Corp.†	4.75%	5/15/2023		4,810	4,533,425
Schaeffler Holding Finance BV PIK (Netherlands)†(a)	6.875%	8/15/2018		8,750	9,362,500
Stackpole International Intermediate/ Stackpole International Powder (Luxembourg)†(a)	7.75%	10/15/2021		7,525	7,882,437
Stanadyne Holdings, Inc.	12.00%	2/15/2015		900	589,500
Stoneridge, Inc.†	9.50%	10/15/2017		6,735	7,324,313
Tenedora Nemak SA de CV (Mexico)†(a)	5.50%	2/28/2023		2,820	2,735,400
Total					55,671,000

Automakers 0.22%
General Motors Corp.(e)	1.00%	—	(f)	8,500	850
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022		3,005	3,230,375
Navistar International Corp.	8.25%	11/1/2021		2,925	3,020,063
Total					6,251,288

Banking 1.75%
BPCE SA (France)†(a)	5.70%	10/22/2023		4,525	4,676,588
Credit Suisse AG (Switzerland)†(a)	6.50%	8/8/2023		7,925	8,408,108
Lloyds TSB Bank plc (United Kingdom)†(a)	12.00%	—	(f)	1,250	1,696,875
National Savings Bank (Sri Lanka)†(a)	8.875%	9/18/2018		2,925	3,085,875
Royal Bank of Scotland Group plc (The) (United Kingdom)(a)	6.125%	12/15/2022		9,420	9,632,044
Santander Bank NA	8.75%	5/30/2018		1,800	2,161,454
Santander UK plc (United Kingdom)†(a)	5.00%	11/7/2023		2,575	2,579,867
Synovus Financial Corp.	7.875%	2/15/2019		9,375	10,710,937
Washington Mutual Bank(g)	6.875%	6/15/2011		10,000	1,000

56	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Banking (continued)
Western Alliance Bancorp	10.00%	9/1/2015	$5,241	$5,817,510
Total				48,770,258

Beverages 0.21%
Central American Bottling Corp.†	6.75%	2/9/2022	5,675	5,930,375

Brokerage 0.40%
Oppenheimer Holdings, Inc.	8.75%	4/15/2018	4,645	5,004,987
Penson Worldwide, Inc.†(g)	12.50%	5/15/2017	4,500	1,186,875
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	4,995	5,018,342
Total				11,210,204

Building & Construction 1.76%
Ashton Woods USA LLC/Ashton Woods
Finance Co.†	6.875%	2/15/2021	7,493	7,361,872
Beazer Homes USA, Inc.	6.625%	4/15/2018	1,066	1,151,280
Beazer Homes USA, Inc.	7.25%	2/1/2023	2,665	2,625,025
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021	5,475	4,872,750
K. Hovnanian Enterprises, Inc.†	9.125%	11/15/2020	4,325	4,692,625
Lennar Corp.	12.25%	6/1/2017	2,825	3,658,375
MDC Holdings, Inc.	6.00%	1/15/2043	3,625	3,181,916
Meritage Homes Corp.	4.50%	3/1/2018	5,750	5,714,063
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	5.25%	4/15/2021	4,630	4,479,525
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	7.75%	4/15/2020	2,153	2,368,300
Toll Brothers Finance Corp.	4.375%	4/15/2023	4,325	4,033,063
William Lyon Homes, Inc.	8.50%	11/15/2020	4,525	4,887,000
Total				49,025,794

Building Materials 2.04%
American Builders & Contractors Supply Co., Inc.†	5.625%	4/15/2021	5,075	5,151,125
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance†	8.50%	2/15/2018	5,135	5,301,888
Building Materials Corp. of America†	6.75%	5/1/2021	3,950	4,266,000
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	2,277	2,351,003
CPG Merger Sub LLC†	8.00%	10/1/2021	5,395	5,651,262
Hillman Group, Inc. (The)	10.875%	6/1/2018	6,485	7,052,437
Interline Brands, Inc. PIK	10.00%	11/15/2018	5,345	5,866,137
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	2,625	1,929,375
Ply Gem Industries, Inc.	9.375%	4/15/2017	2,460	2,681,400

See Notes to Financial Statements.	57

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Building Materials (continued)
Roofing Supply Group LLC/Roofing Supply
Finance, Inc.†	10.00%	6/1/2020	$6,600	$7,491,000
RSI Home Products, Inc.†	6.875%	3/1/2018	6,100	6,420,250
USG Corp.†	5.875%	11/1/2021	2,575	2,668,344
Total				56,830,221

Chemicals 2.24%
Celanese US Holdings LLC	5.875%	6/15/2021	2,250	2,413,125
Ferro Corp.	7.875%	8/15/2018	2,524	2,688,060
Hexion U.S. Finance Corp.	6.625%	4/15/2020	6,585	6,741,394
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	4,520	4,717,750
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	9.00%	11/15/2020	6,475	6,418,344
Huntsman International LLC	8.625%	3/15/2020	3,940	4,373,400
PetroLogistics LP/PetroLogistics Finance Corp.†	6.25%	4/1/2020	3,700	3,732,375
Phibro Animal Health Corp.†	9.25%	7/1/2018	4,870	5,259,600
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp.†	6.50%	4/15/2021	2,625	2,579,062
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	2,700	2,787,750
SPCM SA (France)†(a)	6.00%	1/15/2022	7,175	7,533,750
Taminco Global Chemical Corp. (Belgium)†(a)	9.75%	3/31/2020	8,085	9,237,112
TPC Group, Inc.†	8.75%	12/15/2020	3,475	3,687,844
Total				62,169,566

Computer Hardware 0.10%
NCR Corp.	5.00%	7/15/2022	2,725	2,663,688

Consumer/Commercial/Lease Financing 2.49%
AerCap Aviation Solutions BV (Netherlands)(a)	6.375%	5/30/2017	950	1,037,875
CIT Group, Inc.	5.375%	5/15/2020	17,190	18,436,275
CIT Group, Inc.	6.00%	4/1/2036	325	314,703
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	8,460	9,009,900
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	3,425	3,270,875
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	4,170	4,347,225
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	2,841	3,210,330
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.†	7.25%	1/15/2018	5,870	6,258,888
Patriot Merger Corp.†	9.00%	7/15/2021	5,652	5,948,730

58	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Consumer/Commercial/Lease Financing (continued)
Provident Funding Associates LP/PFG
Finance Corp.†	10.125%	2/15/2019	$7,620	$8,439,150
SLM Corp.	8.45%	6/15/2018	7,650	8,940,937
Total				69,214,888

ConsumerProducts 0.70%
Elizabeth Arden, Inc.	7.375%	3/15/2021	9,654	10,583,197
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	8,185	8,778,413
Total				19,361,610

Department Stores 0.12%
Bon-Ton Department Stores, Inc. (The)	8.00%	6/15/2021	3,250	3,274,375

Diversified Capital Goods 1.40%
Actuant Corp.	5.625%	6/15/2022	2,500	2,537,500
Anixter, Inc.	5.625%	5/1/2019	3,170	3,312,650
Artesyn Escrow, Inc.†	9.75%	10/15/2020	6,775	7,079,875
BC Mountain LLC/BC Mountain Finance, Inc.†	7.00%	2/1/2021	6,070	6,070,000
Constellation Enterprises LLC†	10.625%	2/1/2016	3,475	3,075,375
Dynacast International LLC/Dynacast Finance, Inc.	9.25%	7/15/2019	7,175	7,928,375
Silver II Borrower/Silver II US Holdings LLC (Luxembourg)†(a)	7.75%	12/15/2020	4,725	5,008,500
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	3,737	3,858,452
Total				38,870,727

Electric: Generation 3.17%
Ameren Energy Generating Co.	7.00%	4/15/2018	9,487	8,324,843
Astoria Depositor Corp.†	8.144%	5/1/2021	3,655	3,545,350
DPL, Inc.	7.25%	10/15/2021	10,555	10,818,875
Elwood Energy LLC	8.159%	7/5/2026	6,465	6,893,501
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†	10.00%	12/1/2020	9,915	10,559,475
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†	12.25%	3/1/2022	6,780	7,898,700
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. PIK†	11.25%	12/1/2018	5,001	3,825,826
First Wind Capital LLC†	10.25%	6/1/2018	3,175	3,492,500
GenOn Energy, Inc.	9.875%	10/15/2020	9,575	10,795,812
Listrindo Capital BV (Netherlands)†(a)	6.95%	2/21/2019	4,581	4,764,240
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	5,713	6,098,628

See Notes to Financial Statements.	59

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Generation (continued)
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	$5,393	$5,770,510
Red Oak Power LLC	8.54%	11/30/2019	5,091	5,370,702
Total				88,158,962

Electronics 0.47%
Freescale Semiconductor, Inc.†	6.00%	1/15/2022	4,350	4,404,375
Freescale Semiconductor, Inc.	10.75%	8/1/2020	4,150	4,731,000
Magnachip Semiconductor Corp. (South Korea)(a)	6.625%	7/15/2021	3,740	3,814,800
Total				12,950,175

Energy: Exploration & Production 8.16%
Afren plc (United Kingdom)†(a)(d)	6.625%	12/9/2020	3,725	3,724,168
Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	3,450	4,027,875
Afren plc (United Kingdom)†(a)	11.50%	2/1/2016	4,400	5,126,000
Alliance Oil Co. Ltd. (Russia)†(a)	7.00%	5/4/2020	10,200	10,021,500
Antero Resources Finance Corp.†	5.375%	11/1/2021	4,300	4,345,687
Antero Resources Finance Corp.	6.00%	12/1/2020	4,975	5,236,187
Athlon Holdings LP/Athlon Finance Corp.†	7.375%	4/15/2021	10,250	10,788,125
Berry Petroleum Co.	6.375%	9/15/2022	2,575	2,639,375
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	3,635	3,862,188
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	4,475	4,598,062
Chaparral Energy, Inc.	8.25%	9/1/2021	3,605	3,974,513
Concho Resources, Inc.	5.50%	4/1/2023	16,925	17,263,500
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	6,425	6,553,500
Diamondback Energy, Inc.†	7.625%	10/1/2021	5,200	5,460,000
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	4,665	5,014,875
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	2,183	2,232,118
Halcon Resources Corp.	9.75%	7/15/2020	3,625	3,860,625
Kodiak Oil & Gas Corp.†	5.50%	1/15/2021	7,590	7,627,950
Laredo Petroleum, Inc.	7.375%	5/1/2022	3,955	4,301,063
Legacy Reserves LP/Finance Corp.†	6.625%	12/1/2021	3,825	3,710,250
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	7,250	7,521,875
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	7,140	7,461,300
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	10,175	10,403,937
Oasis Petroleum, Inc.	6.50%	11/1/2021	6,000	6,510,000
Oasis Petroleum, Inc.†	6.875%	3/15/2022	5,825	6,291,000
Pacific Rubiales Energy Corp. (Canada)†(a)	5.125%	3/28/2023	9,750	8,896,875

60	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production (continued)
Pacific Rubiales Energy Corp. (Canada)†(a)(d)	5.375%	1/26/2019	$5,900	$5,914,750
Pacific Rubiales Energy Corp. (Canada)†(a)	7.25%	12/12/2021	2,775	2,910,281
PDC Energy, Inc.	7.75%	10/15/2022	5,215	5,671,312
Petroleos de Venezuela SA (Venezuela)†(a)	12.75%	2/17/2022	2,650	2,371,750
QEP Resources, Inc.	6.80%	3/1/2020	1,025	1,109,563
Range Resources Corp.	5.00%	3/15/2023	1,850	1,813,000
Range Resources Corp.	6.75%	8/1/2020	5,639	6,146,510
SandRidge Energy, Inc.	8.125%	10/15/2022	3,825	4,049,719
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	10,195	11,010,600
SM Energy Co.	6.50%	1/1/2023	1,615	1,719,975
SM Energy Co.	6.50%	11/15/2021	5,975	6,423,125
Stone Energy Corp.	7.50%	11/15/2022	10,985	11,534,250
Tullow Oil plc (United Kingdom)†(a)	6.00%	11/1/2020	4,600	4,651,750
Total				226,779,133

Environmental 0.19%
Clean Harbors, Inc.	5.25%	8/1/2020	5,000	5,162,500

Food & Drug Retailers 1.00%
American Stores Co.	7.90%	5/1/2017	3,725	4,148,719
American Stores Co.	8.00%	6/1/2026	2,925	3,758,625
New Albertson’s, Inc.	7.75%	6/15/2026	3,900	3,285,750
Rite Aid Corp.	6.75%	6/15/2021	2,685	2,815,894
Rite Aid Corp.	7.70%	2/15/2027	7,100	7,295,250
Tops Holding Corp./Tops Markets LLC†	8.875%	12/15/2017	1,475	1,626,187
Tops Holding II Corp. PIK†	8.75%	6/15/2018	4,800	4,998,000
Total				27,928,425

Food: Wholesale 1.71%
Camposol SA (Peru)†(a)	9.875%	2/2/2017	3,795	3,927,825
CFG Investment SAC (Peru)†(a)	9.75%	7/30/2019	6,100	5,886,500
Comfeed Finance BV (Netherlands)†(a)	6.00%	5/2/2018	2,775	2,580,750
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(a)	9.875%	2/1/2020	4,765	4,967,512
KeHE Distributors LLC/KeHE Finance Corp.†	7.625%	8/15/2021	7,325	7,668,359
Land O’Lakes Capital Trust I†	7.45%	3/15/2028	2,946	2,857,620
Land O’Lakes, Inc.†	6.00%	11/15/2022	2,400	2,502,000
MHP SA (Ukraine)†(a)	8.25%	4/2/2020	3,175	2,659,063
Michael Foods Holding, Inc. PIK†	8.50%	7/15/2018	3,725	3,943,844
Minerva Luxembourg SA (Luxembourg)†(a)	7.75%	1/31/2023	2,075	2,043,875

See Notes to Financial Statements.	61

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Food: Wholesale (continued)
Smithfield Foods, Inc.	6.625%	8/15/2022	$5,025	$5,332,781
Southern States Cooperative, Inc.†	10.00%	8/15/2021	3,325	3,258,500
Total				47,628,629

Forestry/Paper 1.50%
Ainsworth Lumber Co. Ltd. (Canada)†(a)	7.50%	12/15/2017	4,433	4,798,722
Boise Cascade Co.	6.375%	11/1/2020	6,000	6,330,000
Cascades, Inc. (Canada)(a)	7.875%	1/15/2020	4,505	4,854,137
Louisiana-Pacific Corp.	7.50%	6/1/2020	3,025	3,357,750
Millar Western Forest Products Ltd. (Canada)(a)	8.50%	4/1/2021	4,535	4,648,375
Neenah Paper, Inc.†	5.25%	5/15/2021	4,625	4,520,938
PH Glatfelter Co.	5.375%	10/15/2020	2,500	2,537,500
Potlatch Corp.	7.50%	11/1/2019	1,215	1,379,025
Tembec Industries, Inc. (Canada)(a)	11.25%	12/15/2018	8,314	9,166,185
Total				41,592,632

Gaming 2.70%
CCM Merger, Inc.†	9.125%	5/1/2019	3,175	3,349,625
GLP Capital LP/GLP Financing II, Inc.†	4.875%	11/1/2020	9,375	9,375,000
Graton Economic Development Authority†	9.625%	9/1/2019	9,010	10,384,025
MCE Finance Ltd. (Macao)†(a)	5.00%	2/15/2021	9,365	9,084,050
Mohegan Tribal Gaming Authority†	9.75%	9/1/2021	3,975	4,253,250
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	1,055	1,056,978
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	4,300	4,697,750
PNK Finance Corp.†	6.375%	8/1/2021	4,150	4,305,625
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	5,288	5,796,970
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	6,965	7,052,062
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	7,675	8,289,000
Studio City Finance Ltd.†	8.50%	12/1/2020	3,353	3,730,213
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	3,750	3,571,875
Total				74,946,423

Gas Distribution 3.40%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.†	6.125%	3/1/2022	3,485	3,580,837
Genesis Energy LP/Genesis Energy Finance Corp.	5.75%	2/15/2021	3,840	3,907,200
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%	12/15/2018	3,935	4,259,637
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	6,360	6,805,200

62	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Gas Distribution (continued)
Holly Energy Partners LP/Holly Energy
Finance Corp.	6.50%	3/1/2020	$4,560	$4,799,400
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	5,000	5,249,605
Inergy Midstream LP/NRGM Finance Corp.†	6.00%	12/15/2020	4,675	4,809,406
Kinder Morgan, Inc.†	5.625%	11/15/2023	9,525	9,418,387
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023	5,030	5,294,075
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	5,707	6,149,292
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	4,100	4,048,750
Regency Energy Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	4,350	4,545,750
Sabine Pass Liquefaction LLC†	5.625%	2/1/2021	11,008	10,925,440
Sabine Pass Liquefaction LLC†	5.625%	4/15/2023	1,525	1,452,563
Sabine Pass Liquefaction LLC†	6.25%	3/15/2022	6,325	6,317,094
SemGroup LP†	7.50%	6/15/2021	5,990	6,319,450
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.†	7.50%	7/1/2021	2,950	3,097,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	3,425	3,553,438
Total				94,533,024

Health Facilities 2.83%
Acadia Healthcare Co., Inc.†	6.125%	3/15/2021	7,550	7,833,125
Amsurg Corp.	5.625%	11/30/2020	4,425	4,624,125
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	7,695	8,406,787
HCA, Inc.	6.50%	2/15/2020	7,950	8,794,687
HCA, Inc.	7.50%	12/15/2023	6,510	7,014,525
HCA, Inc.	8.36%	4/15/2024	4,329	4,837,658
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	5,675	5,873,625
National Mentor Holdings, Inc.†	12.50%	2/15/2018	2,150	2,311,250
Sabra Health Care LP/Sabra Capital Corp.	5.375%	6/1/2023	4,625	4,526,719
Tenet Healthcare Corp.†	6.00%	10/1/2020	7,075	7,406,641
Tenet Healthcare Corp.	8.125%	4/1/2022	10,300	11,201,250
VWR Funding, Inc.	7.25%	9/15/2017	5,500	5,912,500
Total				78,742,892

See Notes to Financial Statements.	63

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Services 0.74%
Emdeon, Inc.	11.00%	12/31/2019	$4,345	$5,051,062
Exam Works Group, Inc.	9.00%	7/15/2019	4,650	5,091,750
Healthcare Technology Intermediate, Inc. PIK†	7.375%	9/1/2018	3,700	3,820,250
Service Corp. International†	5.375%	1/15/2022	3,089	3,127,613
Truven Health Analytics, Inc.	10.625%	6/1/2020	2,950	3,351,938
Total				20,442,613

Hotels 0.37%
Grupo Posadas SAB de CV (Mexico)†(a)	7.875%	11/30/2017	2,475	2,499,750
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.†	5.625%	10/15/2021	5,175	5,288,203
Playa Resorts Holding BV (Netherlands)†(a)	8.00%	8/15/2020	2,500	2,637,500
Total				10,425,453

Household & Leisure Products 0.40%
Arcelik AS (Turkey)†(a)	5.00%	4/3/2023	4,425	3,938,250
Brunswick Corp.†	4.625%	5/15/2021	4,050	3,867,750
Serta Simmons Holdings LLC†	8.125%	10/1/2020	3,020	3,284,250
Total				11,090,250

Insurance Brokerage 0.40%
A-S Co-Issuer Subsidiary, Inc./A-S Merger
Sub LLC†	7.875%	12/15/2020	6,562	6,906,505
Hockey Merger Sub 2, Inc.†	7.875%	10/1/2021	4,000	4,155,000
Total				11,061,505

Investments & Miscellaneous Financial Services 0.25%
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	1,450	1,529,750
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	3,025	3,115,750
Nuveen Investments, Inc.†	9.125%	10/15/2017	2,335	2,329,163
Total				6,974,663

Leisure 1.35%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.†	5.25%	3/15/2021	8,900	8,755,375
NCL Corp. Ltd.	5.00%	2/15/2018	1,900	1,957,000
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	6,845	6,793,663
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	5,150	5,188,625

64	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Leisure (continued)
Seven Seas Cruises S. de R.L. LLC	9.125%	5/15/2019	$7,155	$7,933,106
Viking Cruises Ltd.†	8.50%	10/15/2022	6,040	6,810,100
Total				37,437,869

Life Insurance 0.64%
American Equity Investment Life Holding Co.	6.625%	7/15/2021	10,300	10,750,625
CNO Financial Group, Inc.†	6.375%	10/1/2020	6,670	7,170,250
Total				17,920,875

Machinery 0.99%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	3,930	4,313,175
Columbus McKinnon Corp.	7.875%	2/1/2019	7,210	7,750,750
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	5,095	5,680,925
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	5,350	5,644,250
WESCO Distribution, Inc.†	5.375%	12/15/2021	4,100	4,141,000
Total				27,530,100

Media: Broadcast 2.02%
AMC Networks, Inc.	7.75%	7/15/2021	15,007	16,957,910
Belo Corp.	7.25%	9/15/2027	6,900	6,986,250
Clear Channel Communications, Inc.	5.50%	12/15/2016	2,975	2,684,937
Clear Channel Communications, Inc.	6.875%	6/15/2018	2,730	2,388,750
Clear Channel Communications, Inc.	9.00%	12/15/2019	3,400	3,485,000
Clear Channel Communications, Inc.	10.75%	8/1/2016	4,800	4,860,000
Clear Channel Communications, Inc.	11.25%	3/1/2021	7,825	8,490,125
DreamWorks Animation SKG, Inc.†	6.875%	8/15/2020	2,600	2,775,500
Gray Television, Inc.†	7.50%	10/1/2020	3,400	3,595,500
Starz LLC/Starz Finance Corp.	5.00%	9/15/2019	1,850	1,896,250
Townsquare Radio LLC/Townsquare Radio, Inc.†	9.00%	4/1/2019	1,925	2,079,000
Total				56,199,222

Media: Cable 4.44%
Altice Finco SA (Luxembourg)†(a)	9.875%	12/15/2020	3,125	3,468,750
Cablevision Systems Corp.	5.875%	9/15/2022	7,835	7,619,538
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.25%	3/15/2021	10,625	10,306,250
Cogeco Cable, Inc. (Canada)†(a)	4.875%	5/1/2020	5,600	5,467,000
DISH DBS Corp.	5.125%	5/1/2020	8,140	8,241,750
DISH DBS Corp.	5.875%	7/15/2022	16,860	17,155,050
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	7,755	8,666,212

See Notes to Financial Statements.	65

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Media: Cable (continued)
Midcontinent Communications & Midcontinent
Finance Corp.†	6.25%	8/1/2021		$8,940	$9,118,800
Nara Cable Funding Ltd. (Ireland)†(a)	8.875%	12/1/2018		2,055	2,214,263
Ono Finance II plc (Ireland)†(a)	10.875%	7/15/2019		10,200	11,118,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH†(c)	5.50%	9/15/2022	EUR	5,105	7,075,412
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.50%	1/15/2023		$7,525	7,374,500
UPCB Finance III Ltd.†	6.625%	7/1/2020		2,325	2,487,750
UPCB Finance V Ltd.†	7.25%	11/15/2021		7,125	7,819,687
Virgin Media Secured Finance plc (United Kingdom)†(a)	5.375%	4/15/2021		3,875	3,962,188
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020		10,670	11,256,850
Total					123,352,000

Media: Diversified 0.55%
Block Communications, Inc.†	7.25%	2/1/2020		4,145	4,414,425
Netflix, Inc.†	5.375%	2/1/2021		10,700	10,940,750
Total					15,355,175

Media: Services 0.98%
Affinion Group, Inc.	7.875%	12/15/2018		5,824	5,387,200
Affinion Group, Inc.	11.50%	10/15/2015		1,450	1,500,750
Clear Channel Worldwide Holdings, Inc. Series B	7.625%	3/15/2020		8,690	9,211,400
MDC Partners, Inc.†	6.75%	4/1/2020		5,040	5,266,800
Southern Graphics, Inc.†	8.375%	10/15/2020		5,655	5,852,925
Total					27,219,075

Medical Products 0.56%
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021		6,951	7,454,948
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018		7,083	8,127,742
Total					15,582,690

Metals/Mining (Excluding Steel) 1.80%
American Rock Salt Co. LLC/American Rock
Capital Corp.†	8.25%	5/1/2018		5,240	5,154,850
Arch Coal, Inc.	7.25%	6/15/2021		3,524	2,687,050
Arch Coal, Inc.	8.75%	8/1/2016		2,450	2,523,500

66	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Metals/Mining (Excluding Steel) (continued)
Boart Longyear Management Pty Ltd. (Australia)†(a)	10.00%	10/1/2018	$5,600	$5,824,000
Calcipar SA (Luxembourg)†(a)	6.875%	5/1/2018	3,875	4,146,250
Coeur Mining, Inc.	7.875%	2/1/2021	5,820	5,907,300
CONSOL Energy, Inc.	6.375%	3/1/2021	800	834,000
CONSOL Energy, Inc.	8.25%	4/1/2020	3,190	3,485,075
FQM Akubra, Inc. (Canada)†(a)	7.50%	6/1/2021	4,269	4,471,777
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019	3,565	3,752,162
Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018	3,950	987,500
Murray Energy Corp.†	8.625%	6/15/2021	2,790	2,901,600
Samarco Mineracao SA (Brazil)†(a)	4.125%	11/1/2022	1,500	1,346,250
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.†	7.375%	2/1/2020	3,900	4,095,000
Walter Energy, Inc.†	9.50%	10/15/2019	1,850	1,940,188
Total				50,056,502

Oil Field Equipment & Services 1.62%
Atwood Oceanics, Inc.	6.50%	2/1/2020	4,420	4,773,600
Dresser-Rand Group, Inc.	6.50%	5/1/2021	4,445	4,733,925
Gulfmark Offshore, Inc.	6.375%	3/15/2022	7,950	8,109,000
Hercules Offshore, Inc.†	7.50%	10/1/2021	2,975	3,138,625
Hercules Offshore, Inc.†	8.75%	7/15/2021	3,475	3,857,250
Offshore Group Investment Ltd.	7.125%	4/1/2023	3,250	3,363,750
Offshore Group Investment Ltd.	7.50%	11/1/2019	1,410	1,536,900
Pacific Drilling SA (Luxembourg)†(a)	5.375%	6/1/2020	2,600	2,639,000
Pacific Drilling V Ltd. (Luxembourg)†(a)	7.25%	12/1/2017	4,500	4,905,000
Seadrill Ltd.†	6.125%	9/15/2020	5,325	5,351,625
Topaz Marine SA (Luxembourg)†(a)	8.625%	11/1/2018	2,650	2,676,500
Total				45,085,175

Oil Refining & Marketing 0.47%
CVR Refining LLC/Coffeyville Finance, Inc.	6.50%	11/1/2022	4,515	4,492,425
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	5,925	6,147,188
Western Refining, Inc.	6.25%	4/1/2021	2,525	2,537,625
Total				13,177,238

Packaging 0.85%
ARD Finance SA PIK (Luxembourg)†(a)	11.125%	6/1/2018	3,905	4,199,082
BOE Intermediate Holding Corp. PIK†	9.00%	11/1/2017	3,764	3,868,245

See Notes to Financial Statements.	67

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Packaging (continued)
BOE Merger Corp. PIK†	9.50%	11/1/2017	$3,725	$3,967,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	5,290	5,448,700
Tekni-Plex, Inc.†	9.75%	6/1/2019	5,469	6,262,005
Total				23,745,157

Pharmaceuticals 0.55%
Capsugel SA PIK (Luxembourg)†(a)	7.00%	5/15/2019	2,025	2,064,234
CFR International SpA (Chile)†(a)	5.125%	12/6/2022	2,715	2,536,377
Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	7,065	7,453,575
Valeant Pharmaceuticals International, Inc.†(d)	5.625%	12/1/2021	3,225	3,249,188
Total				15,303,374

Printing & Publishing 0.33%
RR Donnelley & Sons Co.	7.00%	2/15/2022	2,575	2,742,375
RR Donnelley & Sons Co.	7.875%	3/15/2021	5,760	6,379,200
Total				9,121,575

Railroads 0.10%
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	2,650	2,656,625

Real Estate Development & Management 0.20%
Brookfield Residential Properties, Inc. (Canada)†(a)	6.50%	12/15/2020	5,425	5,682,688

Restaurants 0.60%
Checkers Drive-In Restaurants, Inc.†	11.00%	12/1/2017	6,910	7,721,925
Dave & Buster’s Entertainment, Inc.†	Zero Coupon	2/15/2016	2,535	2,097,713
Ruby Tuesday, Inc.	7.625%	5/15/2020	3,510	3,316,950
Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC†	5.875%	5/15/2021	3,525	3,461,109
Total				16,597,697

Software/Services 5.01%
Activision Blizzard, Inc.†	5.625%	9/15/2021	6,075	6,325,594
Activision Blizzard, Inc.†	6.125%	9/15/2023	2,575	2,703,750
Alliance Data Systems Corp.†	6.375%	4/1/2020	19,410	20,331,975
Audatex North America, Inc.†	6.125%	11/1/2023	5,250	5,446,875
Bankrate, Inc.†	6.125%	8/15/2018	2,975	3,131,188
BMC Software Finance, Inc.†	8.125%	7/15/2021	11,450	12,194,250
Ceridian HCM Holding, Inc.†	11.00%	3/15/2021	2,810	3,259,600
First Data Corp.†	8.25%	1/15/2021	1,625	1,732,656

68	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Software/Services (continued)
First Data Corp.†	11.25%	1/15/2021	$4,225	$4,668,625
First Data Corp.†	11.75%	8/15/2021	9,075	9,460,687
First Data Corp.	12.625%	1/15/2021	21,180	24,939,450
Infor US, Inc.	9.375%	4/1/2019	4,100	4,643,250
Interface Security Systems Holdings, Inc./ Interface Security Systems LLC†	9.25%	1/15/2018	4,425	4,635,187
NeuStar, Inc.	4.50%	1/15/2023	8,210	7,409,525
Nuance Communications, Inc.†	5.375%	8/15/2020	2,725	2,581,938
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	5,800	6,423,500
SRA International, Inc.	11.00%	10/1/2019	3,750	3,918,750
SunGard Data Systems, Inc.	6.625%	11/1/2019	7,385	7,745,019
Syniverse Holdings, Inc.	9.125%	1/15/2019	4,515	4,955,212
VeriSign, Inc.	4.625%	5/1/2023	2,850	2,743,125
Total				139,250,156

Specialty Retail 3.06%
Academy Ltd./Academy Finance Corp.†	9.25%	8/1/2019	4,440	4,928,400
Brown Shoe Co., Inc.	7.125%	5/15/2019	5,050	5,378,250
CDR DB Sub, Inc.†	7.75%	10/15/2020	7,335	7,298,325
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	4,550	4,595,500
Claire’s Stores, Inc.†	7.75%	6/1/2020	6,295	6,326,475
Claire’s Stores, Inc.†	9.00%	3/15/2019	4,780	5,371,525
CST Brands, Inc.†	5.00%	5/1/2023	3,510	3,395,925
Gymboree Corp.	9.125%	12/1/2018	3,075	2,936,625
Hot Topic, Inc.†	9.25%	6/15/2021	5,850	6,142,500
Limited Brands, Inc.	5.625%	2/15/2022	4,060	4,202,100
Maestro Peru SA (Peru)†(a)	6.75%	9/26/2019	4,850	4,510,500
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	6,725	6,994,000
Neiman Marcus Group Ltd., Inc.†	8.00%	10/15/2021	7,500	7,743,750
Neiman Marcus Group Ltd., Inc. PIK†	8.75%	10/15/2021	3,750	3,881,250
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	1,875	1,928,925
Party City Holdings, Inc.	8.875%	8/1/2020	3,275	3,651,625
PC Nextco Holdings LLC/PC Nextco Finance, Inc. PIK†	8.75%	8/15/2019	5,635	5,846,312
Total				85,131,987

See Notes to Financial Statements.	69

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Steel Producers/Products 0.88%
ArcelorMittal (Luxembourg)(a)	10.35%	6/1/2019	$11,600	$14,703,000
Severstal Columbus LLC	10.25%	2/15/2018	3,845	4,094,925
United States Steel Corp.	7.375%	4/1/2020	5,300	5,684,250
Total				24,482,175

Support: Services 2.33%
Ahern Rentals, Inc.†	9.50%	6/15/2018	3,450	3,726,000
American Residential Services LLC†	12.00%	4/15/2015	3,670	3,780,100
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	8,984	8,894,160
Corrections Corp. of America	4.625%	5/1/2023	8,321	7,884,147
H&E Equipment Services, Inc.	7.00%	9/1/2022	3,660	4,016,850
Monitronics International, Inc.	9.125%	4/1/2020	5,820	6,169,200
Monitronics International, Inc.†	9.125%	4/1/2020	1,200	1,272,000
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	4,325	4,573,688
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	7,170	8,120,025
Sotheby’s†	5.25%	10/1/2022	6,325	6,040,375
United Rentals North America, Inc.	7.375%	5/15/2020	7,215	8,098,837
United Rentals North America, Inc.	8.375%	9/15/2020	1,880	2,105,600
Total				64,680,982

Telecommunications Equipment 0.18%
Nortel Networks Ltd. (Canada)(a)(g)	10.75%	7/15/2016	4,250	4,887,500

Telecommunications: Integrated/Services 3.04%
Avanti Communications Group plc (United Kingdom)†(a)	10.00%	10/1/2019	3,750	3,909,375
Consolidated Communications Finance Co.	10.875%	6/1/2020	4,615	5,353,400
DigitalGlobe, Inc.†	5.25%	2/1/2021	7,795	7,639,100
Dycom Investments, Inc.	7.125%	1/15/2021	5,485	5,855,237
Equinix, Inc.	4.875%	4/1/2020	5,440	5,453,600
Equinix, Inc.	7.00%	7/15/2021	3,000	3,296,250
Hughes Satellite Systems Corp.	6.50%	6/15/2019	3,925	4,229,187
Intelsat Jackson Holdings SA (Luxembourg)†(a)	6.625%	12/15/2022	5,250	5,381,250
Intelsat Luxembourg SA (Luxembourg)†(a)	7.75%	6/1/2021	19,400	20,394,250
Sable International Finance Ltd.†	8.75%	2/1/2020	4,600	5,203,750
Softbank Corp. (Japan)†(a)	4.50%	4/15/2020	5,300	5,293,375
tw telecom holdings, Inc.	5.375%	10/1/2022	1,997	1,994,504
tw telecom holdings, Inc.†	5.375%	10/1/2022	5,525	5,518,094
ViaSat, Inc.	6.875%	6/15/2020	4,768	5,042,160
Total				84,563,532

70	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Telecommunications: Wireless 4.15%
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%		12/1/2016	$4,030	$5,531,175
MetroPCS Wireless, Inc.	6.625%		11/15/2020	7,150	7,596,875
Millicom International Cellular SA (Luxembourg)†(a)	4.75%		5/22/2020	3,175	3,048,000
SBA Telecommunications, Inc.	5.75%		7/15/2020	5,955	6,237,863
Sprint Communications, Inc.	7.00%		8/15/2020	16,895	18,246,600
Sprint Communications, Inc.†	9.00%		11/15/2018	9,525	11,549,062
Sprint Corp.†	7.875%		9/15/2023	13,990	15,354,025
T-Mobile USA, Inc.	6.125%		1/15/2022	4,975	5,080,719
T-Mobile USA, Inc.	6.50%		1/15/2024	1,950	1,979,250
T-Mobile USA, Inc.	6.542%		4/28/2020	7,075	7,526,031
T-Mobile USA, Inc.	6.731%		4/28/2022	5,000	5,231,250
T-Mobile USA, Inc.	6.836%		4/28/2023	1,500	1,565,625
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%		12/13/2022	2,950	3,031,125
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%		10/1/2017	4,996	5,345,720
Wind Acquisition Finance SA (Italy)†(a)	6.50%		4/30/2020	2,050	2,173,000
Wind Acquisition Finance SA (Italy)†(a)	7.25%		2/15/2018	5,150	5,433,250
Wind Acquisition Holdings Finance SA PIK (Italy)†(a)	12.25%		7/15/2017	10,638	10,547,754
Total					115,477,324

Theaters & Entertainment 0.11%
Production Resource Group LLC	8.875%		5/1/2019	4,095	3,040,538

Transportation (Excluding Air/Rail) 0.81%
DH Services Luxembourg Sarl (Luxembourg)†(a)	7.75%		12/15/2020	5,800	6,220,500
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%		1/15/2017	2,425	2,582,625
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%		8/12/2020	5,330	5,356,650
Ultrapetrol Bahamas Ltd.†	8.875%		6/15/2021	7,875	8,437,344
Total					22,597,119
Total High Yield Corporate Bonds (cost $2,225,358,304)					2,283,243,765

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.02%
Merrill Lynch Mortgage Trust 2006-C1 F† (cost $1,063,125)	5.676%	#	5/12/2039	10,500	612,218

See Notes to Financial Statements.	71

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

	Dividend			Shares	Fair
Investments	Rate			(000)	Value
PREFERRED STOCKS 0.97%

Banking
LBG Capital No.1 plc (United Kingdom)†(a)	8.00%			19,115	$20,328,803
Texas Capital Bancshares, Inc.	6.50%			295	6,702,400
Total Preferred Stocks (cost $25,214,508)					27,031,203
Total Long-Term Investments (cost $2,656,437,397)					2,734,124,524

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)
SHORT-TERM INVESTMENTS 0.93%

CONVERTIBLE BONDS 0.30%

Health Services 0.10%
LifePoint Hospitals, Inc.	3.50%		5/15/2014	$2,525	2,727,000

Oil Refining & Marketing 0.11%
Western Refining, Inc.	5.75%		6/15/2014	725	2,922,203

Steel Producers/Products 0.09%
Steel Dynamics, Inc.	5.125%		6/15/2014	2,300	2,620,563
Total Convertible Bonds (cost $7,516,600)					8,269,766

FLOATING RATE LOAN(b) 0.10%

Electric: Generation
Texas Competitive Electric Holdings Co. LLC Non-Extended Term Loan (cost $2,813,481)	3.668% - 3.739%		10/10/2014	3,825	2,760,369

HIGH YIELD CORPORATE BOND 0.04%

Gaming
Snoqualmie Entertainment Authority† (cost $1,194,529)	4.147%	#	2/1/2014	1,200	1,194,000

72	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

	Principal
	Amount	Fair
Investments	(000)	Value
REPURCHASE AGREEMENT 0.49%

Repurchase Agreement dated 11/29/2013, Zero Coupon due 12/2/2013 with Fixed Income Clearing Corp. collateralized by $13,885,000 of Federal Home Loan Bank at 0.17% due 8/1/2014; value: $13,902,356; proceeds: $13,625,634 (cost $13,625,634)	$13,626	$13,625,634
Total Short-Term Investments (cost $25,150,244)		25,849,769
Total Investments in Securities 99.28% (cost $2,681,587,641)		2,759,974,293
Cash, Foreign Cash and Other Assets in Excess of Liabilities(h) 0.72%		20,147,770
Net Assets 100.00%		$2,780,122,063

CHF	Swiss franc.
EUR	euro.
GBP	British pound.
MXN	Mexican peso
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2013.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2013.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Securities purchased on a when-issued basis (See Note 2(i)).
(e)	Stub Rights issued in connection with a plan of reorganization.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted security.
(h)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on forward foreign currency exchange contracts and futures contracts , as follows:

See Notes to Financial Statements.	73

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2013

Open Forward Foreign Currency Exchange Contracts at November 30, 2013:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
euro	Buy	Goldman Sachs	1/17/2014	3,660,000	$4,942,621	$4,973,270	$30,649
euro	Buy	J.P. Morgan	1/17/2014	970,000	1,310,929	1,318,053	7,124
Brazilian real	Sell	UBS AG	12/26/2013	5,835,000	2,593,333	2,486,141	107,192
Mexican peso	Sell	UBS AG	12/3/2013	7,400,000	573,407	563,960	9,447
Mexican peso	Sell	J.P. Morgan	3/3/2014	198,900,000	15,097,347	15,055,635	41,712
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$196,124

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Brazilian real	Buy	Barclays Bank plc	12/26/2013	5,835,000	$2,602,007	$2,486,141	$(115,866)
British pound	Sell	Barclays Bank plc	1/17/2014	2,780,000	4,500,892	4,547,450	(46,558)
British pound	Sell	Goldman Sachs	1/17/2014	3,790,000	6,039,717	6,199,582	(159,865)
British pound	Sell	Goldman Sachs	1/17/2014	908,000	1,459,266	1,485,283	(26,017)
British pound	Sell	J.P. Morgan	1/17/2014	485,000	784,263	793,350	(9,087)
euro	Sell	Goldman Sachs	1/17/2014	29,930,000	40,368,626	40,669,393	(300,767)
euro	Sell	J.P. Morgan	1/17/2014	4,085,000	5,489,558	5,550,768	(61,210)
euro	Sell	Goldman Sachs	2/13/2014	26,200,000	35,137,711	35,602,810	(465,099)
euro	Sell	J.P. Morgan	2/13/2014	7,350,000	9,972,032	9,987,811	(15,779)
Mexican peso	Sell	J.P. Morgan	12/3/2013	188,000,000	13,972,501	14,327,630	(355,129)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,555,377)

Open Futures Contracts at November 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	March 2014	243	Short	$(30,466,125)	$(19,393)

74	See Notes to Financial Statements.

Schedule of Investments (continued)
HIGH YIELD FUND November 30, 2013

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Common Stocks	$90,369,326	$—	$—	$90,369,326
Convertible Bonds	—	52,182,663	—	52,182,663
Convertible Preferred Stocks
Aerospace/Defense	2,745,120	—	—	2,745,120
Railroads(3)	—	2,613,000	—	2,613,000
Floating Rate Loans(4)
Aerospace/Defense	—	10,750,984	—	10,750,984
Building Materials	—	—	6,115,860	6,115,860
Diversified Capital Goods	—	4,697,750	—	4,697,750
Electric: Generation	—	26,936,022	7,464,250	34,400,272
Electronics	—	8,286,688	—	8,286,688
Food: Wholesale	—	7,450,174	—	7,450,174
Gaming	—	4,843,432	6,416,000	11,259,432
Health Facilities	—	9,575,437	—	9,575,437
Health Services	—	6,257,625	4,937,062	11,194,687
Leisure	—	—	4,998,000	4,998,000
Machinery	—	10,648,007	2,799,281	13,447,288
Media: Broadcast	—	4,076,567	—	4,076,567
Metals/Mining (Excluding Steel)	—	4,049,719	—	4,049,719
Oil Refining & Marketing	—	3,541,598	—	3,541,598
Software/Services	—	5,228,316	—	5,228,316
Specialty Retail	—	12,448,244	—	12,448,244
Support: Services	—	3,697,929	—	3,697,929
Telecommunications: Integrated/Services	—	16,979,048	—	16,979,048
Foreign Bonds	—	107,129,371	—	107,129,371
Foreign Government Obligations	—	7,030,000	—	7,030,000
High Yield Corporate Bonds
Automakers	—	6,250,438	850	6,251,288
Banking	—	48,769,258	1,000	48,770,258
Other	—	2,229,416,219	—	2,229,416,219
Non-Agency Commercial
Mortgage-Backed Securities	—	612,218	—	612,218
Preferred Stocks	6,702,400	20,328,803	—	27,031,203
Repurchase Agreement	—	13,625,634	—	13,625,634
Total	$99,816,846	$2,627,425,144	$32,732,303	$2,759,974,293

Other Financial Instruments
Forward Forward Currency Exchange Contracts
Assets	$—	$196,124	$—	$196,124
Liabilities	—	(1,555,377)	—	(1,555,377)
Futures Contracts
Assets	—	—	—	—
Liabilities	(19,393)	—	—	(19,393)
Total	$(19,393)	$(1,359,253)	$—	$(1,378,646)

(1)	Refer to note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	As of November 30, 2013, Genesee & Wyoming, Inc. was categorized as Level 2 due to limited market activity resulting in observable input pricing. During the fiscal year ended November 30, 2013, $2,422,420 was transferred from Level 1 to Level 2.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Financial Statements.	75

Schedule of Investments (concluded)

HIGH YIELD FUND November 30, 2013

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

		High Yield
Investment Type	Floating Rate Loans	Corporate Bonds
Balance as of December 1, 2012	$38,884,594	$20,380
Accrued discounts/premiums	310,869	—
Realized gain (loss)	810,421	—
Change in unrealized appreciation/depreciation	11,981	(18,530)
Purchases	23,558,402	—
Sales	(33,889,343)	—
Net transfers in or out of Level 3	3,043,529	—
Balance as of November 30, 2013	$32,730,453	$1,850

76	See Notes to Financial Statements.

Schedule of Investments

INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 101.49%

ASSET-BACKED SECURITIES 8.54%

Automobiles 6.49%
Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	$1,772	$1,777,656
Ally Auto Receivables Trust 2012-SN1 A2	0.51%	12/22/2014	3,481	3,482,167
Ally Auto Receivables Trust 2013-SN1 A2	0.52%	5/20/2015	7,893	7,893,170
AmeriCredit Automobile Receivables Trust 2011-4 A3	1.17%	5/9/2016	1,009	1,010,853
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	736	736,458
AmeriCredit Automobile Receivables Trust 2012-2 A2	0.76%	10/8/2015	2,293	2,293,454
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	1,251	1,251,767
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	4,115	4,113,935
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	3,162	3,160,889
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	2,330	2,331,325
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	2,340	2,345,372
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	6,250	6,247,863
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	654	655,059
CarMax Auto Owner Trust 2011-3 A3	1.07%	6/15/2016	5,232	5,249,105
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	5,485	5,487,460
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	1,870	1,873,289
Ford Credit Auto Lease Trust 2012-A A3	0.85%	1/15/2015	4,466	4,471,141
Ford Credit Auto Owner Trust 2013-D A2	0.45%	8/15/2016	2,530	2,530,524
Honda Auto Receivables Owner Trust 2012-1 A3	0.77%	1/15/2016	3,603	3,612,845
Hyundai Auto Receivables Trust 2010-B A3	0.97%	4/15/2015	66	65,702
Hyundai Auto Receivables Trust 2013-C A2	0.57%	6/15/2016	6,595	6,604,794
Mercedes-Benz Auto Lease Trust 2013-B A2	0.53%	9/15/2015	4,875	4,875,958
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%	7/15/2016	2,470	2,471,015
Nissan Auto Lease Trust 2011-B A3	0.92%	2/16/2015	1,036	1,036,683
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	2,445	2,447,540
Nissan Auto Lease Trust 2013-A A3	0.61%	4/15/2016	6,000	6,004,695
Porsche Innovative Lease Owner Trust 2013-1 A3†	0.70%	8/22/2016	2,353	2,356,419
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	170	169,909
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	45	44,732
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%	5/15/2015	554	554,270

See Notes to Financial Statements.	77

Schedule of Investments (continued)

INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%		4/15/2016	$4,118	$4,127,242
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%		8/17/2015	900	900,090
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%		2/16/2016	3,762	3,762,480
Santander Drive Auto Receivables Trust 2013-1 A2	0.48%		2/16/2016	1,432	1,431,915
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	4,392	4,391,314
Toyota Auto Receivables Owner Trust 2013-B A2	0.48%		2/15/2016	3,105	3,108,620
Volkswagen Auto Lease Trust 2012-A A3	0.87%		7/20/2015	3,955	3,965,686
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%		4/20/2018	3,751	3,755,227
World Omni Automobile Lease Securitization Trust 2013-A A2A	0.73%		5/16/2016	4,685	4,692,899
Total					117,291,522

Credit Cards 1.36%
Bank One Issuance Trust 2004-A3	0.338%	#	2/15/2017	2,070	2,071,229
Chase Issuance Trust 2011-A3	0.288%	#	12/15/2015	4,000	4,000,082
Chase Issuance Trust 2012-A1	0.268%	#	5/16/2016	900	900,023
Citibank Credit Card Issuance Trust 2009-A4	4.90%		6/23/2016	965	989,800
Citibank Omni Master Trust 2009-A14A†	2.918%	#	8/15/2018	5,400	5,493,134
Discover Card Execution Note Trust 2011-A1	0.518%	#	8/15/2016	3,140	3,141,999
Discover Card Master Trust I 2007-2 A	0.248%	#	9/15/2016	2,585	2,584,147
GE Capital Credit Card Master Note Trust 2011-1 A	0.718%	#	1/15/2017	5,425	5,428,089
Total					24,608,503

Other 0.69%
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	2,680	2,699,149
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	1,500	1,492,258
HLSS Servicer Advance Receivables Backed Notes 2013-T2 C2†	1.843%		5/16/2044	1,000	994,159
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	2,805	2,807,529
Illinois Student Assistance Commission 2010-1 A2	1.288%	#	4/25/2022	1,090	1,091,054
Saxon Asset Securities Trust 2006-3 A2	0.276%	#	10/25/2046	188	187,590
SLM Student Loan Trust 2010-C A1†	1.818%	#	12/15/2017	159	159,294
SLM Student Loan Trust 2011-B A1†(a)	1.018%	#	12/16/2024	1,524	1,527,282
SLM Student Loan Trust 2012-C A1†(a)	1.268%	#	8/15/2023	1,390	1,397,230
Total					12,355,545
Total Asset-Backed Securities (cost $154,310,431)					154,255,570

78	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2013

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
CORPORATE BONDS 77.37%

Aerospace/Defense 0.28%
Exelis, Inc.	5.55%	10/1/2021		$5,000	$5,016,595

Apparel 0.54%
J. Crew Group, Inc.	8.125%	3/1/2019		2,850	3,017,437
Perry Ellis International, Inc.	7.875%	4/1/2019		400	428,500
PVH Corp.	7.75%	11/15/2023		5,500	6,384,136
Total					9,830,073

Auto Parts: Original Equipment 0.41%
BorgWarner, Inc.	8.00%	10/1/2019		4,575	5,716,083
International Automotive Components
Group SA (Luxembourg)†(b)	9.125%	6/1/2018		1,375	1,430,000
Stanadyne Holdings, Inc.	12.00%	2/15/2015		500	327,500
Total					7,473,583

Automotive 1.24%
Ford Motor Co.	6.375%	2/1/2029		7,250	7,984,961
Ford Motor Co.	6.625%	10/1/2028		950	1,081,637
Ford Motor Co.	7.45%	7/16/2031		6,000	7,341,966
General Motors Co.†	4.875%	10/2/2023		6,000	6,067,500
Total					22,476,064

Banks: Diversified 5.00%
Citigroup, Inc.	5.95%	—	(c)	3,000	2,805,000
Fifth Third Capital Trust IV	6.50%	4/15/2067		10,808	10,835,020
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021		12,750	14,049,977
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027		7,750	8,377,014
JPMorgan Chase & Co.	4.35%	8/15/2021		6,225	6,611,062
Lloyds TSB Bank plc (United Kingdom)†(b)	6.50%	9/14/2020		8,075	9,091,118
Macquarie Bank Ltd. (Australia)†(b)	6.625%	4/7/2021		5,500	6,101,304
Morgan Stanley	4.10%	5/22/2023		1,500	1,448,986
Morgan Stanley	5.00%	11/24/2025		5,250	5,265,897
Morgan Stanley	5.50%	7/28/2021		3,316	3,737,212
National Savings Bank (Sri Lanka)†(b)	8.875%	9/18/2018		700	738,500
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019		620	686,650
Santander UK plc (United Kingdom)†(b)	5.00%	11/7/2023		7,500	7,514,175
Synovus Financial Corp.	7.875%	2/15/2019		1,125	1,285,312
Turkiye Halk Bankasi AS (Turkey)†(b)	3.875%	2/5/2020		1,950	1,798,875

See Notes to Financial Statements.	79

Schedule of Investments (continued)

INCOME FUND November 30, 2013

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Banks: Diversified (continued)
Vnesheconombank via VEB Finance plc (Ireland)†(b)	5.942%		11/21/2023		$1,250	$1,255,627
Wells Fargo & Co.	3.45%		2/13/2023		9,250	8,748,197
Total						90,349,926

Banks: Money Center 1.58%
Banco Nacional de Costa Rica (Costa Rica)†(b)	6.25%		11/1/2023		400	395,200
Bank of America Corp.	8.125%		—	(c)	2,500	2,800,392
PNC Financial Services Group, Inc.	4.459%	#	—	(c)	16,000	16,080,000
Santander Bank NA	8.75%		5/30/2018		1,000	1,200,808
SVB Financial Group	5.375%		9/15/2020		4,000	4,385,528
Zions Bancorporation	4.50%		6/13/2023		3,750	3,736,770
Total						28,598,698

Beverages 0.92%
Central American Bottling Corp.†	6.75%		2/9/2022		4,920	5,141,400
Corporacion Lindley SA (Peru)†(b)	4.625%		4/12/2023		1,800	1,696,500
Embotelladora Andina SA (Chile)†(b)	5.00%		10/1/2023		3,000	3,004,779
Fomento Economico Mexicano SAB de CV (Mexico)(b)	2.875%		5/10/2023		1,000	896,087
Pernod Ricard SA (France)†(b)	5.75%		4/7/2021		5,350	5,945,311
Total						16,684,077

Biotechnology Research & Production 0.87%
Amgen, Inc.	6.40%		2/1/2039		13,750	15,717,721

Broadcasting 0.41%
Cox Communications, Inc.†	6.45%		12/1/2036		7,249	7,481,135

Brokers 1.47%
Jefferies Group, Inc.	6.875%		4/15/2021		8,990	10,203,650
Raymond James Financial, Inc.	8.60%		8/15/2019		12,750	16,284,109
Total						26,487,759

Building Materials 1.25%
Building Materials Corp. of America†	7.00%		2/15/2020		3,400	3,672,000
Cimento Tupi SA (Brazil)†(b)	9.75%		5/11/2018		465	480,113
Nortek, Inc.	10.00%		12/1/2018		250	276,875
Owens Corning, Inc.	9.00%		6/15/2019		10,500	13,050,712
Ply Gem Industries, Inc.	9.375%		4/15/2017		1,500	1,635,000
Voto-Votorantim Ltd.†	6.75%		4/5/2021		2,550	2,836,875
Votorantim Cimentos SA (Brazil)†(b)	7.25%		4/5/2041		600	576,000
Total						22,527,575

80	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Business Services 0.89%
Alliance Data Systems Corp.†	6.375%	4/1/2020	$1,500	$1,571,250
Brickman Group Holdings, Inc.†	9.125%	11/1/2018	1,650	1,771,836
Chicago Parking Meters LLC†	5.489%	12/30/2020	3,000	3,155,477
Expedia, Inc.	5.95%	8/15/2020	5,945	6,432,555
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	750	783,750
Rensselaer Polytechnic Institute	5.60%	9/1/2020	2,225	2,425,306
Total				16,140,174

Cable Services 1.18%
Historic TW, Inc.	9.15%	2/1/2023	3,251	4,385,072
Time Warner Cable, Inc.	6.55%	5/1/2037	7,750	7,152,901
Time Warner Cable, Inc.	7.30%	7/1/2038	9,900	9,802,129
Total				21,340,102

Chemicals 2.91%
CF Industries, Inc.	7.125%	5/1/2020	10,250	12,116,945
Dow Chemical Co. (The)	9.40%	5/15/2039	2,000	2,992,218
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	6,125	6,579,371
Montell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	9,740	12,515,472
Mosaic Co. (The)	5.45%	11/15/2033	2,000	2,049,750
NewMarket Corp.	4.10%	12/15/2022	6,000	5,760,576
Phibro Animal Health Corp.†	9.25%	7/1/2018	2,200	2,376,000
Yara International ASA (Norway)†(b)	7.875%	6/11/2019	6,600	8,111,334
Total				52,501,666

Coal 0.09%
Cloud Peak Energy Resources LLC/Cloud Peak
Energy Finance Corp.	8.50%	12/15/2019	1,500	1,631,250

Communications & Media 0.21%
Digicel Ltd. (Jamaica)†(b)	8.25%	9/1/2017	3,550	3,714,187

Communications Technology 0.29%
Juniper Networks, Inc.	4.60%	3/15/2021	5,001	5,145,344

Computer Service 0.15%
Ceridian Corp.	11.25%	11/15/2015	1,240	1,255,500
First Data Corp.	11.25%	3/31/2016	1,471	1,494,904
Total				2,750,404

See Notes to Financial Statements.	81

Schedule of Investments (continued)

INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Computer Software 0.43%
Netflix, Inc.†	5.375%	2/1/2021		$2,500	$2,556,250
SERENA Software, Inc.	10.375%	3/15/2016		1,976	1,985,880
SunGard Data Systems, Inc.	7.375%	11/15/2018		3,000	3,183,750
Total					7,725,880

Consumer Products 0.59%
Avon Products, Inc.	6.50%	3/1/2019		5,194	5,703,708
Tupperware Brands Corp.	4.75%	6/1/2021		4,850	4,952,728
Total					10,656,436

Containers 0.64%
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096		4,625	4,278,125
Rock-Tenn Co.	4.90%	3/1/2022		7,025	7,356,236
Total					11,634,361

Copper 0.21%
Freeport-McMoRan Corp.	7.125%	11/1/2027		2,150	2,368,115
Freeport-McMoRan Corp.	9.50%	6/1/2031		1,053	1,370,080
Total					3,738,195

Data Product, Equipment & Communications 0.51%
Fidelity National Information Services, Inc.	5.00%	3/15/2022		6,500	6,654,375
Total System Services, Inc.	3.75%	6/1/2023		2,750	2,564,625
Total					9,219,000

Drugs 0.61%
Capsugel FinanceCo SCA†(d)	9.875%	8/1/2019	EUR	1,750	2,669,195
Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019		$415	423,041
CFR International SpA (Chile)†(b)	5.125%	12/6/2022		1,476	1,378,892
Hospira, Inc.	5.20%	8/12/2020		3,000	3,136,527
Hospira, Inc.	5.80%	8/12/2023		3,250	3,417,921
Total					11,025,576

Electric: Power 2.83%
Astoria Depositor Corp.†	8.144%	5/1/2021		2,500	2,425,000
CEZ AS (Czech Republic)†(b)	4.25%	4/3/2022		1,700	1,717,425
Duquesne Light Holdings, Inc.	6.25%	8/15/2035		2,639	2,788,607
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020		1,150	1,314,915
Entergy Corp.	5.125%	9/15/2020		7,757	8,145,300
Indiantown Cogeneration LP	9.77%	12/15/2020		1,209	1,318,793
Listrindo Capital BV (Netherlands)†(b)	6.95%	2/21/2019		1,400	1,456,000

82	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Power (continued)
Mississippi Power Co.	5.40%	7/1/2035	$3,075	$3,210,749
NiSource Finance Corp.	6.25%	12/15/2040	1,000	1,084,514
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	1,900	2,028,250
PPL WEM Holdings plc (United Kingdom)†(b)	5.375%	5/1/2021	10,000	10,796,590
Red Oak Power LLC	8.54%	11/30/2019	2,405	2,536,915
System Energy Resources, Inc.	4.10%	4/1/2023	8,350	8,333,008
Tenaska Georgia Partners LP	9.50%	2/1/2030	2,070	2,452,579
Tenaska Virginia Partners LP†	6.119%	3/30/2024	1,450	1,590,821
Total				51,199,466

Electrical: Household 0.35%
Energizer Holdings, Inc.	4.70%	5/19/2021	5,150	5,298,078
WireCo WorldGroup, Inc.	9.50%	5/15/2017	950	983,250
Total				6,281,328

Electronics 0.20%
PerkinElmer, Inc.	5.00%	11/15/2021	3,500	3,584,073

Electronics: Semi-Conductors/Components 0.01%
Freescale Semiconductor, Inc.	10.125%	12/15/2016	250	255,625

Energy Equipment & Services 1.81%
Alta Wind Holdings LLC†	7.00%	6/30/2035	3,101	3,216,523
Cameron International Corp.	7.00%	7/15/2038	2,121	2,621,189
Energy Transfer Partners LP	6.625%	10/15/2036	1,875	2,030,128
Energy Transfer Partners LP	7.50%	7/1/2038	5,000	5,880,055
Energy Transfer Partners LP	9.00%	4/15/2019	3,100	3,942,285
Energy Transfer Partners LP	9.70%	3/15/2019	4,350	5,661,038
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	6,975	7,323,199
Stone Energy Corp.	7.50%	11/15/2022	2,000	2,100,000
Total				32,774,417

Engineering & Contracting Services 0.94%
AGCO Corp.	5.875%	12/1/2021	5,300	5,766,506
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	2,000	1,470,000
OAS Investments GmbH (Austria)†(b)	8.25%	10/19/2019	2,700	2,646,000
URS Corp.†	5.50%	4/1/2022	7,000	7,060,704
Total				16,943,210

See Notes to Financial Statements.	83

Schedule of Investments (continued)

INCOME FUND November 30, 2013

				Principal
	Interest	Maturity		Amount	Fair
Investments	Rate	Date		(000)	Value
Entertainment 1.02%
Greektown Superholdings, Inc.	13.00%	7/1/2015		$2,910	$2,997,300
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019		1,600	1,754,000
Seminole Indian Tribe of Florida†	6.535%	10/1/2020		5,000	5,475,000
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021		1,350	1,458,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015		5,375	5,371,641
WMG Holdings Corp.†	13.75%	10/1/2019		500	597,500
WMG Holdings Corp.	13.75%	10/1/2019		600	717,000
Total					18,370,441

Fertilizers 0.23%
Mosaic Global Holdings, Inc.	7.30%	1/15/2028		3,500	4,202,502

Financial Services 3.61%
Air Lease Corp.	4.75%	3/1/2020		7,070	7,388,150
Bank of America Corp.	5.625%	7/1/2020		2,350	2,692,040
Bank of America Corp.	5.875%	1/5/2021		1,875	2,156,595
DTEK Finance plc (United Kingdom)†(b)	7.875%	4/4/2018		900	786,330
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022		4,000	3,909,584
FMR LLC†	7.57%	6/15/2029		6,600	8,283,409
General Electric Capital Corp.	6.75%	3/15/2032		4,591	5,706,025
General Electric Capital Corp.	7.125%	—	(c)	3,500	3,900,064
Graton Economic Development Authority†	9.625%	9/1/2019		400	461,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017		1,500	1,597,500
Legacy Reserves LP/Finance Corp.†	6.625%	12/1/2021		400	388,000
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020		1,200	1,245,000
Lender Processing Services, Inc.	5.75%	4/15/2023		7,250	7,576,250
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		2,953	3,275,940
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020		2,375	2,475,938
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018		3,575	3,619,687
Santander UK plc (United Kingdom)(b)	7.95%	10/26/2029		373	428,795
Scottrade Financial Services, Inc.†	6.125%	7/11/2021		6,725	6,756,426
Western Union Co. (The)	3.35%	5/22/2019		2,500	2,525,873
Total					65,172,606

Financial: Miscellaneous 0.53%
Bankrate, Inc.†	6.125%	8/15/2018		700	736,750
Moody’s Corp.	4.875%	2/15/2024		3,500	3,530,306
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018		2,191	2,412,412

84	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Financial: Miscellaneous (continued)
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020		$2,700	$2,930,070
Total					9,609,538

Food 1.39%
Alicorp SAA (Peru)†(b)	3.875%	3/20/2023		1,200	1,098,000
Aralco Finance SA (Brazil)†(b)	10.125%	5/7/2020		1,450	1,044,000
Cencosud SA (Chile)†(b)	4.875%	1/20/2023		2,550	2,431,708
CFG Investment SAC (Peru)†(b)	9.75%	7/30/2019		1,300	1,254,500
Cosan Luxembourg SA (Luxembourg)†(b)	5.00%	3/14/2023		4,100	3,720,750
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†	9.875%	2/1/2020		1,000	1,042,500
Flowers Foods, Inc.	4.375%	4/1/2022		6,900	6,913,538
Grupo Bimbo SAB de CV (Mexico)†(b)	4.875%	6/30/2020		1,250	1,325,800
Land O’Lakes Capital Trust I†	7.45%	3/15/2028		2,700	2,619,000
Minerva Luxembourg SA (Luxembourg)†(b)	7.75%	1/31/2023		1,710	1,684,350
Southern States Cooperative, Inc.†	10.00%	8/15/2021		1,000	980,000
Wells Enterprises, Inc.†	6.75%	2/1/2020		1,000	1,027,500
Total					25,141,646

Food/Beverage 0.09%
BRF SA (Brazil)†(b)	3.95%	5/22/2023		825	734,250
BRF SA (Brazil)†(d)	7.75%	5/22/2018	BRL	2,500	879,512
Total					1,613,762

Gaming 0.21%
CCM Merger, Inc.†	9.125%	5/1/2019		$1,375	1,450,625
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018		2,325	2,329,359
Total					3,779,984

Health Care 0.03%
VWR Funding, Inc.†	10.75%	6/30/2017		500	512,500

Health Care Products 0.39%
Hanger, Inc.	7.125%	11/15/2018		1,250	1,346,875
Life Technologies Corp.	6.00%	3/1/2020		5,000	5,705,375
Total					7,052,250

Health Care Services 0.59%
Capella Healthcare, Inc.	9.25%	7/1/2017		1,365	1,467,375
CHS/Community Health Systems, Inc.	8.00%	11/15/2019		1,250	1,365,625
Dignity Health	4.50%	11/1/2042		680	557,803

See Notes to Financial Statements.	85

Schedule of Investments (continued)

INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Care Services (continued)
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	$6,755	$7,244,737
Total				10,635,540

Household Equipment/Products 0.09%
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(b)	4.25%	5/9/2020	1,750	1,561,875

Household Furnishings 0.09%
Arcelik AS (Turkey)†(b)	5.00%	4/3/2023	1,800	1,602,000

Industrial Products 0.29%
KOC Holding AS (Turkey)†(b)	3.50%	4/24/2020	1,000	886,250
Mueller Water Products, Inc.	7.375%	6/1/2017	2,250	2,325,938
PPL WW Holdings Ltd. (United Kingdom)†(b)	7.25%	12/15/2017	1,750	2,025,868
Total				5,238,056

Insurance 1.38%
Aon Corp.	8.205%	1/1/2027	5,000	6,152,060
CNO Financial Group, Inc.†	6.375%	10/1/2020	2,892	3,108,900
Prudential Financial, Inc.	5.625%	6/15/2043	15,852	15,634,035
Total				24,894,995

Investment Management Companies 0.49%
Ares Capital Corp.	4.875%	11/30/2018	4,000	4,072,952
Lazard Group LLC	4.25%	11/14/2020	2,000	2,002,144
Oaktree Capital Management LP†	6.75%	12/2/2019	2,350	2,683,051
Total				8,758,147

Leasing 0.37%
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	1,550	1,755,375
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.875%	7/11/2022	4,725	4,851,427
Total				6,606,802

Leisure 0.97%
Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	5,500	6,612,040
Easton-Bell Sports, Inc.	9.75%	12/1/2016	2,371	2,480,682
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	7,825	8,392,312
Total				17,485,034

Lodging 0.95%
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	576	581,040
Host Hotels & Resorts LP	5.25%	3/15/2022	5,175	5,428,410

86	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Lodging (continued)
Host Hotels & Resorts LP	6.00%	10/1/2021	$2,038	$2,234,298
Hyatt Hotels Corp.†	6.875%	8/15/2019	5,804	6,657,031
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	2,450	2,333,625
Total				17,234,404

Machinery: Agricultural 0.89%
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	2,500	2,459,375
Camposol SA (Peru)†(b)	9.875%	2/2/2017	945	978,075
Lorillard Tobacco Co.	8.125%	6/23/2019	3,625	4,482,410
Lorillard Tobacco Co.	8.125%	5/1/2040	3,700	4,487,808
MHP SA (Ukraine)†(b)	8.25%	4/2/2020	3,825	3,203,438
MHP SA (Ukraine)†(b)	10.25%	4/29/2015	400	406,000
Total				16,017,106

Machinery: Industrial/Specialty 0.36%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	1,300	1,426,750
Stanley Black & Decker, Inc.(e)	5.75%	12/15/2053	5,000	5,162,500
Total				6,589,250

Manufacturing 0.36%
Hillenbrand, Inc.	5.50%	7/15/2020	5,250	5,526,969
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	900	967,500
Total				6,494,469

Media 3.33%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.00%	3/1/2021	15,250	15,940,169
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(b)	5.307%	5/11/2022	6,395	6,650,800
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	2,250	2,514,375
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	6,425	6,227,997
Midcontinent Communications & Midcontinent Finance Corp.†	6.25%	8/1/2021	400	408,000
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020	600	654,000
News America, Inc.	6.75%	1/9/2038	13,671	15,466,125
Time Warner, Inc.	7.625%	4/15/2031	9,500	11,865,234
Videotron Ltee (Canada)(b)	9.125%	4/15/2018	469	495,381
Total				60,222,081

See Notes to Financial Statements.	87

Schedule of Investments (continued)

INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Metal Fabricating 0.19%
Severstal Columbus LLC	10.25%		2/15/2018		$2,400	$2,556,000
Xstrata Canada Corp. (Canada)(b)	6.20%		6/15/2035		925	908,062
Total						3,464,062

Metals & Minerals: Miscellaneous 1.69%
Allied Nevada Gold Corp.†(d)	8.75%		6/1/2019	CAD	2,528	1,665,427
Anglo American Capital plc (United Kingdom)†(b)	9.375%		4/8/2019		$8,000	10,193,744
Barrick Gold Corp. (Canada)(b)	4.10%		5/1/2023		4,400	3,974,362
Barrick North America Finance LLC	4.40%		5/30/2021		9,225	8,907,356
Fresnillo plc (Mexico)†(b)	5.50%		11/13/2023		300	296,250
IAMGOLD Corp. (Canada)†(b)	6.75%		10/1/2020		1,250	1,115,625
KGHM International Ltd. (Canada)†(b)	7.75%		6/15/2019		3,000	3,157,500
New Gold, Inc. (Canada)†(b)	7.00%		4/15/2020		1,250	1,298,437
Total						30,608,701

Natural Gas 0.51%
SourceGas LLC†	5.90%		4/1/2017		4,150	4,448,829
Southern Star Central Gas Pipeline, Inc.†	6.00%		6/1/2016		2,000	2,162,166
Tennessee Gas Pipeline Co.	8.375%		6/15/2032		2,000	2,641,516
Total						9,252,511

Office Furniture & Business Equipment 0.01%
CDW LLC/CDW Finance Corp.	12.535%		10/12/2017		187	196,818

Oil 4.80%
Afren plc (United Kingdom)†(b)(e)	6.625%		12/9/2020		1,200	1,199,732
Afren plc (United Kingdom)†(b)	10.25%		4/8/2019		2,100	2,451,750
Alliance Oil Co. Ltd. (Russia)†(b)	7.00%		5/4/2020		3,600	3,537,000
Antero Resources Finance Corp.	7.25%		8/1/2019		682	734,855
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%		4/15/2022		2,925	3,005,437
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%		5/15/2019		6,075	7,411,804
Chaparral Energy, Inc.	7.625%		11/15/2022		1,667	1,812,862
Chaparral Energy, Inc.	8.25%		9/1/2021		1,250	1,378,125
Concho Resources, Inc.	5.50%		4/1/2023		2,000	2,040,000
DCP Midstream LLC†	5.85%	#	5/21/2043		5,000	4,668,750
DCP Midstream LLC†	9.75%		3/15/2019		5,000	6,352,440
Energy XXI Gulf Coast, Inc.	7.75%		6/15/2019		4,400	4,730,000

88	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil (continued)
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(b)	7.50%	2/11/2020	$500	$511,250
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	2,525	2,752,250
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	1,000	1,087,500
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	2,500	2,781,250
Laredo Petroleum, Inc.	7.375%	5/1/2022	1,500	1,631,250
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	2,575	2,613,625
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	2,850	2,978,250
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	9,603	11,770,973
Petro-Canada (Canada)(b)	5.95%	5/15/2035	4,000	4,375,616
Petroleos de Venezuela SA (Venezuela)(b)	5.25%	4/12/2017	750	525,000
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	9.75%	8/14/2019	1,000	1,275,000
SEACOR Holdings, Inc.	7.375%	10/1/2019	4,400	4,754,328
Seadrill Ltd.†	6.125%	9/15/2020	2,500	2,512,500
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	500	540,000
Swift Energy Co.	7.875%	3/1/2022	970	974,850
Valero Energy Corp.	10.50%	3/15/2039	4,250	6,333,176
Total				86,739,573

Oil: Crude Producers 4.24%
Alberta Energy Co., Ltd. (Canada)(b)	8.125%	9/15/2030	4,965	6,138,810
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.†	6.125%	3/1/2022	1,500	1,541,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	7.75%	4/1/2019	1,105	1,204,450
Enbridge Energy Partners LP	9.875%	3/1/2019	9,400	12,414,336
Enogex LLC†	6.25%	3/15/2020	4,000	4,296,168
Enterprise Products Operating LLC	7.55%	4/15/2038	4,225	5,374,732
Forest Oil Corp.	7.25%	6/15/2019	242	241,395
Kerr-McGee Corp.	6.95%	7/1/2024	3,000	3,591,714
Kerr-McGee Corp.	7.125%	10/15/2027	3,000	3,543,642
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	5,000	4,924,505
OGX Austria GmbH (Austria)†(b)(f)	8.50%	6/1/2018	1,800	162,000
Pacific Rubiales Energy Corp. (Canada)†(b)	5.125%	3/28/2023	2,150	1,961,875
Plains Exploration & Production Co.	6.625%	5/1/2021	2,000	2,188,512
Plains Exploration & Production Co.	6.75%	2/1/2022	8,329	9,106,695
Plains Exploration & Production Co.	6.875%	2/15/2023	4,350	4,839,375

See Notes to Financial Statements.	89

Schedule of Investments (continued)

INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil: Crude Producers (continued)
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	$380	$375,250
Regency Energy Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	3,500	3,657,500
Ruby Pipeline LLC†	6.00%	4/1/2022	6,000	6,385,746
Southern Star Central Corp.†	6.75%	3/1/2016	1,605	1,625,063
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	1,532	1,589,450
W&T Offshore, Inc.	8.50%	6/15/2019	1,350	1,458,000
Total				76,620,468

Oil: Integrated Domestic 1.82%
EDC Finance Ltd. (Ireland)†(b)	4.875%	4/17/2020	1,750	1,697,500
Enterprise Products Operating LLC(g)	8.375%	8/1/2066	8,000	8,825,296
Hess Corp.	7.125%	3/15/2033	1,650	1,977,744
Kinder Morgan Energy Partners LP	6.95%	1/15/2038	7,360	8,646,697
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	1,570	1,847,917
Rowan Cos., Inc.	7.875%	8/1/2019	8,000	9,799,336
Total				32,794,490

Oil: Integrated International 2.60%
ENI SpA (Italy)†(b)	5.70%	10/1/2040	10,205	9,752,490
Petrobras International Finance Co. (Brazil)(b)	6.875%	1/20/2040	3,709	3,637,680
Petrohawk Energy Corp.	7.875%	6/1/2015	2,000	2,050,500
Transocean, Inc.	6.375%	12/15/2021	13,700	15,419,035
Tullow Oil plc (United Kingdom)†(b)	6.00%	11/1/2020	600	606,750
Weatherford International Ltd.	9.875%	3/1/2039	11,125	15,505,902
Total				46,972,357

Paper & Forest Products 0.88%
Georgia-Pacific LLC	8.875%	5/15/2031	8,475	11,875,560
Plum Creek Timberlands LP	4.70%	3/15/2021	3,850	4,044,398
Total				15,919,958

Production Technology Equipment 0.11%
Nuance Communications, Inc.†	5.375%	8/15/2020	2,000	1,895,000

Railroads 0.29%
Anadarko Holding Co.	7.95%	4/15/2029	4,307	5,231,364

90	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Real Estate Investment Trusts 2.70%
American Tower Corp.	5.05%	9/1/2020	$9,500	$10,074,617
American Tower Corp.	7.25%	5/15/2019	4,000	4,801,112
Corrections Corp. of America	4.125%	4/1/2020	4,001	3,930,982
Country Garden Holdings Co. Ltd. (China)†(b)	7.50%	1/10/2023	900	875,250
Country Garden Holdings Co. Ltd. (China)†(b)	11.125%	2/23/2018	450	504,563
Country Garden Holdings Co. Ltd. (China)†(b)	11.25%	4/22/2017	450	487,125
EPR Properties	5.25%	7/15/2023	3,000	2,979,759
EPR Properties	7.75%	7/15/2020	8,000	9,245,512
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	5,444	6,069,717
Kilroy Realty LP	6.625%	6/1/2020	4,600	5,279,866
Potlatch Corp.	6.95%	12/15/2015	500	533,125
Potlatch Corp.	7.50%	11/1/2019	1,345	1,526,575
Weyerhaeuser Co.	8.50%	1/15/2025	1,875	2,398,433
Total				48,706,636

Retail 1.12%
CDR DB Sub, Inc.†	7.75%	10/15/2020	1,600	1,592,000
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	650	656,500
Family Dollar Stores, Inc.	5.00%	2/1/2021	1,375	1,426,318
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	746	762,792
QVC, Inc.	5.125%	7/2/2022	2,000	1,994,304
QVC, Inc.†	7.375%	10/15/2020	11,275	12,205,526
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	1,550	1,670,125
Total				20,307,565

Retail: Specialty 0.04%
Michaels Stores, Inc.	11.375%	11/1/2016	694	713,092

Savings & Loan 0.73%
First Niagara Financial Group, Inc.	7.25%	12/15/2021	8,000	9,371,256
People’s United Financial, Inc.	3.65%	12/6/2022	4,000	3,837,628
Total				13,208,884

Specialty Materials 0.06%
Interline Brands, Inc. PIK	10.00%	11/15/2018	925	1,015,188

Steel 1.16%
Allegheny Ludlum Corp.	6.95%	12/15/2025	1,650	1,725,870
Allegheny Technologies, Inc.	5.875%	8/15/2023	1,500	1,530,257
Allegheny Technologies, Inc.	9.375%	6/1/2019	6,325	7,823,652

See Notes to Financial Statements.	91

Schedule of Investments (continued)

INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Steel (continued)
Metinvest BV (Netherlands)†(b)	8.75%	2/14/2018	$700	$618,625
Samarco Mineracao SA (Brazil)†(b)	4.125%	11/1/2022	500	448,750
Severstal OAO Via Steel Capital SA (Luxembourg)†(b)	4.45%	3/19/2018	1,580	1,564,200
Vale Overseas Ltd. (Brazil)(b)	6.875%	11/10/2039	4,000	4,114,244
Valmont Industries, Inc.	6.625%	4/20/2020	2,775	3,148,609
Total				20,974,207

Technology 0.13%
VeriSign, Inc.	4.625%	5/1/2023	2,500	2,406,250

Telecommunications 4.99%
Block Communications, Inc.†	7.25%	2/1/2020	468	498,420
Consolidated Communications Finance Co.	10.875%	6/1/2020	3,850	4,466,000
Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	1,750	1,894,375
GTE Corp.	6.94%	4/15/2028	25,527	29,374,149
Koninklijke KPN NV (Netherlands)(b)	8.375%	10/1/2030	2,000	2,526,522
Millicom International Cellular SA (Luxembourg)†(b)	4.75%	5/22/2020	3,075	2,952,000
Millicom International Cellular SA (Luxembourg)†(b)	6.625%	10/15/2021	1,800	1,845,000
MTS International Funding Ltd. (Ireland)†(b)	5.00%	5/30/2023	1,850	1,734,375
Orange SA (France)(b)	8.75%	3/1/2031	2,545	3,515,795
Qwest Corp.	7.20%	11/10/2026	7,850	7,919,841
Telefonica Celular del Paraguay SA (Paraguay)†(b)	6.75%	12/13/2022	1,700	1,746,750
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	850	909,500
U.S. Cellular Corp.	6.70%	12/15/2033	5,882	5,658,396
Verizon Communications, Inc.	7.75%	6/15/2032	3,550	4,429,204
Verizon Communications, Inc.	7.75%	12/1/2030	16,500	20,719,165
Total				90,189,492

Telephone-Long Distance 0.15%
Qwest Capital Funding, Inc.	6.875%	7/15/2028	3,000	2,775,000

Tobacco 0.58%
Altria Group, Inc.	2.85%	8/9/2022	3,650	3,368,450
Altria Group, Inc.	9.95%	11/10/2038	4,600	7,068,760
Total				10,437,210

Transportation: Miscellaneous 1.06%
Air Medical Group Holdings, Inc.	9.25%	11/1/2018	250	272,500
Florida East Coast Holdings Corp. PIK	10.50%	8/1/2017	1,198	1,204,110

92	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Transportation: Miscellaneous (continued)
Florida East Coast Railway Corp.	8.125%	2/1/2017	$800	$841,000
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	3,175	3,381,375
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	12,600	13,441,768
Total				19,140,753

Utilities 0.86%
El Paso Electric Co.	6.00%	5/15/2035	1,075	1,130,045
Origin Energy Finance Ltd. (Australia)†(b)	3.50%	10/9/2018	6,000	6,106,446
Williams Cos., Inc. (The)	8.75%	3/15/2032	6,750	8,328,845
Total				15,565,336

Utilities: Electrical 0.17%
Puget Sound Energy, Inc.(h)	6.974%	6/1/2067	3,000	3,072,492
Total Corporate Bonds (cost $1,394,861,357)				1,397,906,295

FLOATING RATE LOANS(i) 0.55%

Energy Equipment & Services 0.04%
Crestwood Holdings LLC Term Loan B1	7.00%	6/19/2019	774	798,235

Food/Tobacco 0.02%
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	325	335,361

Health Care 0.04%
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	500	506,250
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020	225	228,938
Total				735,188

Miscellaneous 0.04%
Diamond Foods, Inc. Revolver Loan	6.25%	2/25/2015	233	229,350
Diamond Foods, Inc. Term Loan	6.25%	2/25/2015	414	413,945
Total				643,295

Services 0.18%
Landmark Aviation FBO Canada, Inc. Term Loan	4.75%	10/25/2019	103	103,952
LM U.S. Member LLC 1st Lien Initial Term Loan	4.75%	10/25/2019	1,534	1,540,846
Road Infrastructure Investment LLC 1st Lien Term Loan	6.25%	3/30/2018	341	343,616
Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/30/2018	1,250	1,265,625
Total				3,254,039

See Notes to Financial Statements.	93

Schedule of Investments (continued)

INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Utilities 0.23%
Moxie Liberty LLC Construction B1 Advance Term Loan	7.50%	8/20/2020		$1,243	$1,270,968
Panda Temple II Power LLC Construction Term Loan Advance	7.25%	4/3/2019		1,650	1,701,563
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017		1,190	1,224,145
Total					4,196,676
Total Floating Rate Loans (cost $9,742,264)					9,962,794

FOREIGN BONDS(d) 0.64%

Luxembourg 0.04%
Beverage Packaging Holdings Luxembourg II SA†	9.50%	6/15/2017	EUR	500	709,158

Mexico 0.11%
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250	2,092,039

United Kingdom 0.49%
Old Mutual plc	8.00%	6/3/2021	GBP	3,000	5,429,286
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	1,100	1,596,506
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	1,250	1,757,949
Total					8,783,741
Total Foreign Bonds (cost $11,259,252)					11,584,938

FOREIGN GOVERNMENT OBLIGATIONS 0.67%

Argentina 0.05%
City of Buenos Aires†(b)	9.95%	3/1/2017		$500	505,000
Provincia de Neuquen†(b)	7.875%	4/26/2021		182	183,820
Republic of Argentina(b)	8.28%	12/31/2033		208	165,640
Total					854,460

Brazil 0.10%
Federal Republic of Brazil†(b)	5.333%	2/15/2028		2,000	1,885,000

Dominican Republic 0.05%
Dominican Republic†(b)	7.50%	5/6/2021		900	972,000

Ghana 0.15%
Republic of Ghana†(b)	7.875%	8/7/2023		2,700	2,646,000

Indonesia 0.10%
Perusahaan Penerbit SBSN†(b)	3.30%	11/21/2022		1,200	1,005,000
Perusahaan Penerbit SBSN†(b)	4.00%	11/21/2018		900	891,000
Total					1,896,000

94	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Netherlands 0.06%
Republic of Angola(b)	7.00%		8/16/2019	$1,000		$1,085,000

Panama 0.02%
Republic of Panama(b)	4.30%		4/29/2053	375		284,063

Russia 0.05%
Russia Eurobonds†(b)	4.875%		9/16/2023	800		820,000

Tanzania 0.07%
United Republic of Tanzania(b)	6.392%	#	3/9/2020	1,250		1,312,500

Venezuela 0.02%
Republic of Venezuela(b)	9.375%		1/13/2034	450		322,875
Total Foreign Government Obligations (cost $12,697,503)						12,077,898

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.01%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35%	(j)	10/15/2020	—	(k)	3,038
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	10		9,162
Federal Home Loan Mortgage Corp. 181 F IO	494.14%	(j)	8/15/2021	1		6,981
Federal Home Loan Mortgage Corp. 1020 S IO	900.95%	(j)	12/15/2020	—	(k)	1,982
Federal Home Loan Mortgage Corp. 1032 IO	544.714%	(j)	12/15/2020	—	(k)	3,119
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00%	(j)	2/15/2021	—	(k)	2,180
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50%	(j)	2/15/2021	—	(k)	2,156
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50%	(j)	4/15/2021	—	(k)	1,179
Federal Home Loan Mortgage Corp. 1059 U IO	409.00%	(j)	4/15/2021	—	(k)	1,656
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607%	(j)	4/15/2021	—	(k)	6,078
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78%	(j)	5/15/2021	—	(k)	9,215
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	15		14,861
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497%	(j)	9/15/2021	—	(k)	2,391
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	27		26,441
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40%	(j)	11/15/2021	—	(k)	1,087
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00%	(j)	2/15/2022	—	(k)	488
Federal Home Loan Mortgage Corp. 1241 X IO	982.654%	(j)	4/15/2022	—	(k)	665
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	57		56,032
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	26		25,888

See Notes to Financial Statements.	95

Schedule of Investments (continued)

INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Assoc. 94 2 IO	9.50%	(j)	8/1/2021	$6		$1,274
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	3		2,967
Federal National Mortgage Assoc. 1991-158 E IO	1008.00%	(j)	12/25/2021	—	(k)	1,472
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $140,516)						180,312

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.83%
Federal National Mortgage Assoc.(l)	3.50%		TBA	37,900		38,212,379
Federal National Mortgage Assoc.(l)	4.00%		TBA	30,000		31,303,125
Federal National Mortgage Assoc.(l)	4.50%		TBA	4,500		4,802,344
Federal National Mortgage Assoc.(l)	5.50%		TBA	45,000		49,146,692
Total Government Sponsored Enterprises Pass-Throughs (cost $123,575,479)						123,464,540

MUNICIPAL BONDS 2.67%

Corporate-Backed 0.25%
St Charles Parish, LA	4.00%		12/1/2040	4,500		4,464,810

Education 0.13%
Univ of California Bd of Regs	6.27%		5/15/2031	2,300		2,470,545

Electric Revenue Bonds 0.41%
American Municipal Power, Inc.	6.27%		2/15/2050	1,000		1,052,990
American Municipal Power, Inc.	7.834%		2/15/2041	5,000		6,318,550
Total						7,371,540

Other Revenue 0.46%
Dallas Convention Center Hotel	7.088%		1/1/2042	1,300		1,504,685
Miami Dade Cnty, FL	6.91%		7/1/2039	3,065		3,323,380
Nashville & Davidson Cnty Met	6.731%		7/1/2043	2,100		2,389,716
Southern California Metro Wtr	6.947%		7/1/2040	1,000		1,123,920
Total						8,341,701

Transportation 0.92%
Chicago, IL	6.845%		1/1/2038	4,750		5,043,217
Clark Cnty, NV	6.881%		7/1/2042	2,750		2,946,405
Metropolitan Washington Arpt	7.462%		10/1/2046	1,900		2,152,149
San Diego Cnty Regl Arpt Auth	6.628%		7/1/2040	6,000		6,527,340
Total						16,669,111

96	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Utilities 0.50%
Chicago, IL	6.742%		11/1/2040	$4,500	$4,994,145
Guam Pwr Auth	7.50%		10/1/2015	1,035	1,056,042
Los Angeles Dept Wtr & Pwr, CA	7.003%		7/1/2041	1,000	1,116,350
Municipal Elec Auth of Georgia	7.055%		4/1/2057	1,790	1,824,851
Total					8,991,388
Total Municipal Bonds (cost $48,652,371)					48,309,095

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.21%
7 WTC Depositor LLC Trust 2012-7WTC B†	5.965%		3/13/2031	489	508,829
Banc of America Commercial Mortgage Trust 2007-2 AM	5.633%	#	4/10/2049	8,245	9,228,740
Banc of America Funding Corp. 2007-6 A1	0.46%	#	7/25/2037	913	757,593
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%		1/25/2042	1,325	1,500,690
Citigroup Commercial Mortgage Trust 2013-GC11 AS	3.422%		4/10/2046	5,980	5,788,517
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.348%	#	6/15/2022	1,938	1,929,000
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	11,100	9,883,734
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.760%	#	9/15/2039	1,300	1,423,070
Fosse Master Issuer plc 2012-1A 2A2 (United Kingdom)†(b)	1.646%	#	10/18/2054	935	947,655
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(b)	2.196%	#	10/18/2054	1,250	1,273,039
Granite Master Issuer plc 2006-3 A4 (United Kingdom)(b)	0.248%	#	12/20/2054	661	651,843
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	1,212	1,231,751
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	2,000	2,207,939
GS Mortgage Securities Corp. II 2013-GC12 XA	1.810%	#	6/10/2046	29,884	3,168,161
GS Mortgage Securities Corp. II 2013-GC12 XB	0.546%	#	6/10/2046	47,400	2,089,463
Holmes Master Issuer plc 2010-1A A2 (United Kingdom)†(b)	1.644%	#	10/15/2054	978	981,845
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LD11 A2	5.791%	#	6/15/2049	1,377	1,390,334
JPMorgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B†	5.645%	#	3/18/2051	3,810	4,103,675
Merrill Lynch Floating Trust 2008-LAQA A1†	0.707%	#	7/9/2021	1,608	1,602,732

See Notes to Financial Statements.	97

Schedule of Investments (continued)

INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors, Inc. 2006-AF2 AF1	6.25%		10/25/2036		$2,386	$2,196,216
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042		1,416	1,314,482
Sequoia Mortgage Trust 2012-6 A2	1.808%		12/25/2042		2,638	2,360,625
Sequoia Mortgage Trust 2013-1 2A1	1.855%		2/25/2043		1,611	1,390,193
Sequoia Mortgage Trust 2013-2 A	1.874%		2/25/2043		3,167	2,774,701
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059		2,591	2,592,103
VNDO Mortgage Trust 2012-6AVE E†	3.337%	#	11/15/2030		3,900	3,379,467
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045		1,774	1,943,862
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048		3,360	3,620,733
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.30%	#	7/15/2046		2,256	1,893,601
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045		1,864	1,875,947
Total Non-Agency Commercial Mortgage-Backed Securities (cost $77,920,837)						76,010,540
Total Long-Term Investments (cost $1,833,160,010)						1,833,751,982

SHORT-TERM INVESTMENTS 3.74%

COMMERCIAL PAPER 0.25%

Oil
DCP Midstream LLC	Zero Coupon		12/24/2013		500	499,734
DCP Midstream LLC	Zero Coupon		12/18/2013		4,000	3,998,357
Total Commercial Paper (cost $4,498,091)						4,498,091

CORPORATE BONDS 0.05%

Entertainment
Snoqualmie Entertainment Authority† (cost $896,664)	4.147%	#	2/1/2014		900	895,500

FOREIGN BOND(d) 0.10%

Nigeria
Nigeria Treasury Bill (cost $1,818,601)	Zero Coupon		3/6/2014	NGN	297,700	1,833,212

98	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2013

	Principal
	Amount	Fair
Investments	(000)	Value
REPURCHASE AGREEMENT 3.34%

Repurchase Agreement dated 11/29/2013, Zero Coupon due 12/2/2013 with Fixed Income Clearing Corp. collateralized by $61,420,000 of Federal Home Loan Bank at 0.17% due 8/1/2014; value: $61,496,775; proceeds: $60,290,251 (cost $60,290,251)	$60,290	$60,290,251
Total Short-Term Investments (cost $67,503,607)		67,517,054
Total Investments in Securities 105.23% (cost $1,900,663,617)		1,901,269,036
Liabilities in Excess of Cash and Other Assets(m) (5.23%)		(94,527,403)
Net Assets 100.00%		$1,806,741,633

BRL	Brazilian real.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
MXN	Mexican peso
NGN	Nigerian naira.
IO	Interest Only.
PIK	Payment-in-kind.
PO	Principal Only.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2013.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of November 30, 2013.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Securities purchased on a when-issued basis (See Note 2(i)).
(f)	Defaulted Security.
(g)	Debenture pays interest at an annual fixed rate of 8.375% through August 1, 2016. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 3.708% through August 1, 2066. This debenture is subject to full redemption at the option of the issuer any time prior to August 1, 2016.
(h)	Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to December 1, 2017.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2013.
(j)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(k)	Amount is less than $1,000.
(l)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Financial Statements.	99

Schedule of Investments (continued)

INCOME FUND November 30, 2013

(m)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts, as follows:

Open Forward Foreign Currency Exchange Contracts at November 30, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	J.P. Morgan	12/9/2013	42,900,000	$6,455,011	$6,905,137	$450,126
Argentine peso	Buy	UBS AG	1/10/2014	20,900,000	3,134,843	3,178,111	43,268
Brazilian real	Buy	Goldman Sachs	12/9/2013	11,435,000	4,697,063	4,891,813	194,750
Brazilian real	Buy	Morgan Stanley	2/10/2014	385,000	162,187	162,241	54
Colombian peso	Buy	J.P. Morgan	12/9/2013	7,030,000,000	3,582,166	3,636,667	54,501
Czech koruna	Buy	J.P. Morgan	12/9/2013	96,350,000	4,780,184	4,782,501	2,317
euro	Buy	J.P. Morgan	12/20/2013	173,000	233,761	235,071	1,310
euro	Buy	Goldman Sachs	12/20/2013	140,000	189,447	190,231	784
Hungarian forint	Buy	UBS AG	12/9/2013	1,287,000,000	5,596,136	5,798,738	202,602
Hungarian forint	Buy	J.P. Morgan	12/9/2013	2,070,000,000	8,929,084	9,326,642	397,558
Indian rupee	Buy	UBS AG	12/9/2013	201,175,000	2,859,590	3,215,580	355,990
Indian rupee	Buy	J.P. Morgan	12/9/2013	183,000,000	2,880,982	2,925,071	44,089
Indian rupee	Buy	Credit Suisse	1/10/2014	36,400,000	572,057	577,929	5,872
Indian rupee	Buy	J.P. Morgan	2/10/2014	520,000,000	8,167,112	8,187,042	19,930
South Korean won	Buy	J.P. Morgan	12/9/2013	2,995,000,000	2,703,069	2,829,105	126,036
South Korean won	Buy	Barclays Bank plc	1/10/2014	5,900,000,000	5,503,731	5,563,820	60,089
South Korean won	Buy	J.P. Morgan	2/10/2014	7,772,000,000	7,271,707	7,317,320	45,613
Mexican peso	Buy	J.P. Morgan	12/9/2013	92,400,000	6,844,784	7,038,862	194,078
Mexican peso	Buy	J.P. Morgan	1/10/2014	68,900,000	5,196,170	5,236,515	40,345
Mexican peso	Buy	J.P. Morgan	2/10/2014	19,400,000	1,466,012	1,470,915	4,903
Peruvian Nuevo sol	Buy	UBS AG	12/9/2013	8,230,000	2,892,794	2,939,167	46,373
Philippine peso	Buy	J.P. Morgan	12/9/2013	89,450,000	2,018,732	2,045,092	26,360
Polish zloty	Buy	Goldman Sachs	1/10/2014	4,970,000	1,587,513	1,602,947	15,434
Romanian new leu	Buy	Barclays Bank plc	12/9/2013	4,660,000	1,409,266	1,428,423	19,157
Romanian new leu	Buy	J.P. Morgan	12/9/2013	12,050,000	3,648,362	3,693,668	45,306
Russian ruble	Buy	Morgan Stanley	12/9/2013	425,500,000	12,545,331	12,820,968	275,637
Thai baht	Buy	Morgan Stanley	12/9/2013	155,600,000	4,754,048	4,844,514	90,466
Turkish lira	Buy	J.P. Morgan	12/9/2013	13,145,000	6,287,013	6,495,757	208,744
Turkish lira	Buy	Barclays Bank plc	1/10/2014	8,730,000	4,265,463	4,288,667	23,204
Turkish lira	Buy	J.P. Morgan	2/10/2014	3,100,000	1,501,218	1,513,822	12,604
Turkish lira	Buy	J.P. Morgan	2/10/2014	9,575,000	4,596,391	4,675,755	79,364
Turkish lira	Buy	Goldman Sachs	2/10/2014	225,000	109,856	109,874	18
Brazilian real	Sell	Barclays Bank plc	12/9/2013	335,000	145,127	143,311	1,816
Canadian dollar	Sell	UBS AG	2/26/2014	1,910,000	1,804,919	1,793,723	11,196
Chilean peso	Sell	J.P. Morgan	12/9/2013	1,980,000,000	3,905,325	3,715,102	190,223
Czech koruna	Sell	J.P. Morgan	12/9/2013	26,850,000	1,410,728	1,332,747	77,981
Czech koruna	Sell	Morgan Stanley	12/9/2013	69,500,000	3,648,846	3,449,754	199,092
euro	Sell	Morgan Stanley	12/20/2013	947,000	1,288,677	1,286,774	1,903
Hungarian forint	Sell	Morgan Stanley	12/9/2013	674,000,000	3,168,267	3,036,791	131,476
Hungarian forint	Sell	Morgan Stanley	12/9/2013	567,000,000	2,652,462	2,554,689	97,773
Indonesian rupiah	Sell	J.P. Morgan	1/10/2014	23,600,000,000	2,045,061	1,973,910	71,151

100	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2013

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Japanese yen	Sell	Goldman Sachs	2/10/2014	90,000,000	$912,367	$878,937	$33,430
Mexican peso	Sell	Barclays Bank plc	2/27/2014	36,900,000	2,817,043	2,794,011	23,032
Peruvian Nuevo sol	Sell	J.P. Morgan	12/9/2013	8,230,000	2,944,544	2,939,167	5,377
Russian ruble	Sell	J.P. Morgan	12/9/2013	83,900,000	2,609,359	2,528,036	81,323
Russian ruble	Sell	Morgan Stanley	12/9/2013	3,600,000	108,547	108,474	73
Singapore dollar	Sell	Morgan Stanley	12/9/2013	2,350,000	1,885,323	1,872,740	12,583
Singapore dollar	Sell	Goldman Sachs	12/9/2013	970,000	781,050	773,003	8,047
Thai baht	Sell	Morgan Stanley	12/9/2013	2,320,000	72,682	72,232	450
Turkish lira	Sell	J.P. Morgan	12/9/2013	6,330,000	3,177,521	3,128,044	49,477
Taiwan dollar	Sell	J.P. Morgan	1/10/2014	93,300,000	3,169,696	3,157,085	12,611
South African rand	Buy	Deutsche Bank AG	12/9/2013	72,350,000	6,965,102	7,094,666	129,564
South African rand	Buy	Deutsche Bank AG	2/10/2014	22,750,000	2,182,561	2,209,680	27,119
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,252,579

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	J.P. Morgan	2/10/2014	17,640,000	$2,587,649	$2,573,961	$(13,688)
Brazilian real	Buy	Goldman Sachs	1/10/2014	9,070,000	3,965,027	3,850,576	(114,451)
Brazilian real	Buy	J.P. Morgan	2/10/2014	8,505,000	3,704,752	3,584,051	(120,701)
Canadian dollar	Buy	Goldman Sachs	2/26/2014	105,000	98,920	98,608	(312)
Chilean peso	Buy	Credit Suisse	12/9/2013	4,755,000,000	9,188,406	8,921,873	(266,533)
Chilean peso	Buy	J.P. Morgan	2/10/2014	1,610,000,000	3,103,016	3,001,491	(101,525)
Chilean peso	Buy	UBS AG	2/10/2014	935,000,000	1,778,412	1,743,102	(35,310)
Chilean peso	Buy	UBS AG	2/10/2014	1,875,000,000	3,564,639	3,495,526	(69,113)
Colombian peso	Buy	UBS AG	12/9/2013	12,425,000,000	6,460,922	6,427,537	(33,385)
Colombian peso	Buy	UBS AG	2/10/2014	317,000,000	165,483	163,053	(2,430)
Hungarian forint	Buy	Barclays Bank plc	2/10/2014	345,000,000	1,564,394	1,549,103	(15,291)
Hungarian forint	Buy	UBS AG	2/10/2014	287,500,000	1,293,214	1,290,919	(2,295)
Indonesian rupiah	Buy	Barclays Bank plc	1/10/2014	36,000,000,000	3,081,137	3,011,049	(70,088)
Indonesian rupiah	Buy	Goldman Sachs	2/10/2014	96,100,000,000	8,387,153	7,956,121	(431,032)
Mexican peso	Buy	Barclays Bank plc	1/10/2014	23,900,000	1,841,285	1,816,440	(24,845)
Malaysian ringgit	Buy	Barclays Bank plc	2/10/2014	8,845,000	2,774,641	2,732,553	(42,088)
Peruvian Nuevo sol	Buy	UBS AG	12/9/2013	4,765,000	1,717,427	1,701,717	(15,710)
Peruvian Nuevo sol	Buy	UBS AG	2/10/2014	5,550,000	1,978,257	1,964,950	(13,307)
Philippine peso	Buy	J.P. Morgan	1/10/2014	121,110,000	2,793,772	2,777,513	(16,259)
Philippine peso	Buy	Barclays Bank plc	2/10/2014	210,000,000	4,875,218	4,821,490	(53,728)
Polish zloty	Buy	J.P. Morgan	1/10/2014	14,500,000	4,763,878	4,676,605	(87,273)
Polish zloty	Buy	J.P. Morgan	2/10/2014	28,200,000	9,083,995	9,077,996	(5,999)
Russian ruble	Buy	Barclays Bank plc	1/10/2014	44,300,000	1,345,114	1,326,669	(18,445)
Russian ruble	Buy	Barclays Bank plc	2/10/2014	21,600,000	654,347	644,001	(10,346)
Singapore dollar	Buy	Morgan Stanley	12/9/2013	7,150,000	5,737,097	5,697,910	(39,187)
Thai baht	Buy	UBS AG	1/10/2014	48,570,000	1,548,936	1,509,948	(38,988)
Thai baht	Buy	J.P. Morgan	2/10/2014	60,900,000	1,938,256	1,890,380	(47,876)
Brazilian real	Sell	Barclays Bank plc	2/14/2014	2,750,000	1,151,591	1,157,843	(6,252)

See Notes to Financial Statements.	101

Schedule of Investments (continued)

INCOME FUND November 30, 2013

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Colombian peso	Sell	J.P. Morgan	12/9/2013	125,000,000	$64,599	$64,663	$(64)
euro	Sell	J.P. Morgan	12/9/2013	1,950,000	2,637,311	2,649,654	(12,343)
euro	Sell	Goldman Sachs	1/17/2014	4,212,000	5,681,011	5,723,337	(42,326)
euro	Sell	J.P. Morgan	2/10/2014	880,000	1,189,471	1,195,813	(6,342)
British pound	Sell	Goldman Sachs	12/18/2013	3,095,000	4,933,950	5,063,823	(129,873)
British pound	Sell	Morgan Stanley	12/18/2013	115,000	185,718	188,155	(2,437)
British pound	Sell	Morgan Stanley	12/18/2013	127,000	203,568	207,789	(4,221)
British pound	Sell	J.P. Morgan	12/18/2013	78,000	125,521	127,618	(2,097)
Indian rupee	Sell	Barclays Bank plc	12/9/2013	171,500,000	2,687,245	2,741,255	(54,010)
South Korean won	Sell	Morgan Stanley	12/9/2013	115,860,000	108,764	109,442	(678)
Peruvian Nuevo sol	Sell	UBS AG	12/9/2013	4,765,000	1,697,240	1,701,717	(4,477)
Peruvian Nuevo sol	Sell	UBS AG	2/10/2014	5,550,000	1,964,602	1,964,950	(348)
Polish zloty	Sell	UBS AG	1/10/2014	450,000	145,115	145,136	(21)
Romanian new leu	Sell	J.P. Morgan	12/9/2013	16,710,000	5,020,133	5,122,091	(101,958)
Singapore dollar	Sell	Credit Suisse	12/9/2013	3,830,000	2,990,272	3,052,167	(61,895)
Turkish lira	Sell	UBS AG	1/10/2014	333,000	163,211	163,588	(377)
Taiwan dollar	Sell	Barclays Bank plc	12/9/2013	20,140,000	679,487	680,695	(1,208)
South African rand	Sell	Deutsche Bank AG	12/9/2013	38,750,000	3,738,079	3,799,839	(61,760)
South African rand	Buy	Morgan Stanley	12/9/2013	34,000,000	3,461,893	3,334,052	(127,841)
South African rand	Buy	J.P. Morgan	1/10/2014	14,118,000	1,379,416	1,377,595	(1,821)
South African rand	Buy	Deutsche Bank AG	2/10/2014	17,400,000	1,691,159	1,690,041	(1,118)
South African rand	Buy	Goldman Sachs	2/10/2014	2,050,000	199,438	199,114	(324)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,313,996)

Open Futures Contracts at November 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	March 2014	1,588	Long	$192,023,938	$249,441
Ultra Long U.S. Treasury Bond	March 2014	348	Long	48,415,500	264,892
U.S. Long Bond	March 2014	305	Short	(39,878,750)	114,902
Net Unrealized Appreciation on Futures Contracts				$200,560,688	$629,235

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	March 2014	2,374	Short	$(297,640,250)	$(204,410)

102	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2013

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$154,255,570	$—	$154,255,570
Corporate Bonds	—	1,403,299,886	—	1,403,299,886
Floating Rate Loans(4)
Energy Equipment & Services	—	798,235	—	798,235
Food/Tobacco	—	335,361	—	335,361
Health Care	—	735,188	—	735,188
Miscellaneous	—	643,295	—	643,295
Services	—	3,254,039	—	3,254,039
Utilities	—	2,925,708	1,270,968	4,196,676
Foreign Bonds	—	13,418,150	—	13,418,150
Foreign Government Obligations	—	12,077,898	—	12,077,898
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	180,312	—	180,312
Government Sponsored Enterprises
Pass-throughs	—	123,464,540	—	123,464,540
Municipal Bonds	—	48,309,095	—	48,309,095
Non-Agency Commercial Mortgage-Backed Securities	—	76,010,540	—	76,010,540
Repurchase Agreement	—	60,290,251	—	60,290,251
Total	$—	$1,899,998,068	$1,270,968	$1,901,269,036

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$4,252,579	$—	$4,252,579
Liabilities	—	(2,313,996)	—	(2,313,996)
Futures Contracts
Assets	629,235	—	—	629,235
Liabilities	(204,410)	—	—	(204,410)
Unfunded Commitments
Assets	—	5,149	—	5,149
Liabilities	—	—	—	—
Total	$424,825	$1,943,732	$—	$2,368,557

(1)	Refer to note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierachy.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2013.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Financial Statements.	103

Schedule of Investments (concluded)

INCOME FUND November 30, 2013

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of December 1, 2012	$5,937,028
Accrued discounts/premiums	9,447
Realized gain (loss)	(699,914)
Change in unrealized appreciation/depreciation	41,712
Purchases	11,392
Sales	(3,728,795)
Net transfers in or out of Level 3	(299,902)
Balance as of November 30, 2013	$1,270,968

104	See Notes to Financial Statements.

Schedule of Investments

INFLATION FOCUSED FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.03%

ASSET-BACKED SECURITIES 12.46%

Automobiles 6.32%
Ally Auto Receivables Trust 2012-2 A3	0.74%		4/15/2016	$1,681	$1,684,823
Ally Auto Receivables Trust 2012-5 A3	0.62%		3/15/2017	940	941,393
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%		10/8/2015	29	29,443
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%		4/8/2016	619	618,585
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%		6/8/2017	1,245	1,245,428
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%		6/8/2017	1,210	1,210,287
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%		10/10/2017	1,200	1,199,032
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%		3/8/2018	819	816,782
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%		9/10/2018	685	689,828
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%		9/10/2018	1,200	1,202,755
BMW Vehicle Lease Trust 2013-1 A3	0.54%		9/21/2015	875	874,945
California Republic Auto Receivables Trust 2013-1 A2†	1.41%		9/17/2018	1,658	1,658,976
California Republic Auto Receivables Trust 2013-2 A2	1.23%		3/15/2019	1,300	1,301,909
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%		3/20/2015	1,929	1,928,340
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%		7/20/2016	1,927	1,927,493
Capital Auto Receivables Asset Trust 2013-4 A1	0.546%	#	3/21/2016	1,000	1,000,000
Capital Auto Receivables Asset Trust 2013-4 A2	0.85%		2/21/2017	900	899,890
CarMax Auto Owner Trust 2011-1 A3	1.29%		9/15/2015	24	23,806
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%		4/16/2018	970	972,922
Ford Credit Auto Lease Trust 2013-B A3	0.76%		9/15/2016	1,000	1,001,525
Ford Credit Auto Owner Trust 2013-D A3	0.67%		4/15/2018	1,500	1,501,385
Huntington Auto Trust 2012-2 A3	0.51%		4/17/2017	1,620	1,617,881
Hyundai Auto Lease Securitization Trust 2012-A A2†	0.68%		1/15/2015	42	42,464
Hyundai Auto Lease Securitization Trust 2012-A A3†	0.92%		8/17/2015	3,425	3,434,177

See Notes to Financial Statements.	105

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	$3,800	$3,805,447
Hyundai Auto Lease Securitization Trust 2013-B A3†	0.98%	10/17/2016	1,300	1,305,497
Hyundai Auto Receivables Trust 2010-B A3	0.97%	4/15/2015	11	11,336
Hyundai Auto Receivables Trust 2012-C A3	0.53%	4/17/2017	1,750	1,752,324
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	1,060	1,061,311
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%	2/15/2016	2,633	2,636,411
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%	7/15/2016	1,280	1,280,526
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	3,275	3,278,403
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	29	28,593
Santander Drive Auto Receivables Trust 2011-4 A3	1.64%	9/15/2015	70	69,875
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	1	993
Santander Drive Auto Receivables Trust 2012-2 A3	1.22%	12/15/2015	640	641,433
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%	4/15/2016	2,010	2,014,487
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%	8/17/2015	222	221,675
Santander Drive Auto Receivables Trust 2012-5 A3	0.83%	12/15/2016	370	370,654
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%	7/15/2016	800	800,712
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%	2/16/2016	1,076	1,076,297
Santander Drive Auto Receivables Trust 2013-1 A2	0.48%	2/16/2016	158	158,223
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%	6/15/2017	350	349,953
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%	3/15/2016	1,336	1,336,230
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%	9/15/2016	1,163	1,162,407
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	930	927,740
Santander Drive Auto Receivables Trust 2013-5 A3	0.82%	2/15/2018	1,037	1,038,616

106	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%		1/20/2017	$2,555	$2,555,253
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%		4/20/2018	1,929	1,931,174
World Omni Automobile Lease Securitization Trust 2013-A A2A	0.73%		5/16/2016	980	981,652
Total					58,621,291

Credit Cards 1.01%
American Express Credit Account Master Trust 2012-3 B	0.668%	#	3/15/2018	300	299,275
Citibank Omni Master Trust 2009-A14A†	2.918%	#	8/15/2018	2,550	2,593,980
Discover Card Execution Note Trust 2012-B3	0.618%	#	5/15/2018	1,150	1,147,112
Dryrock Issuance Trust 2012-1 A	0.318%	#	8/15/2017	925	924,269
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	750	749,447
MBNA Credit Card Master Note Trust 2004-B1	4.45%		8/15/2016	1,460	1,476,195
World Financial Network Credit Card Master Trust 2011-A	1.68%		8/15/2018	400	403,489
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	1,750	1,745,180
Total					9,338,947

Home Equity 1.93%
Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.33%	#	5/25/2036	1,932	1,752,131
Asset Backed Securities Corp. Home Equity Loan Trust Series RFC 2007-HE1 A3	0.26%	#	12/25/2036	313	308,475
Atrium V-5A A1†	0.487%	#	7/20/2020	474	467,730
Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.24%	#	12/25/2036	46	45,709
Dryden VIII Leveraged Loan CDO 2005-8A C†	0.958%	#	5/22/2017	750	729,517
Flagship CLO V 2006-1A A†	0.483%	#	9/20/2019	1,000	988,460
Gannett Peak CLO Ltd. 2006-1A A1B†	0.508%	#	10/27/2020	168	167,035
Home Equity Asset Trust 2006-6 2A2	0.28%	#	11/25/2036	525	523,202
Home Equity Asset Trust 2006-7 2A2	0.28%	#	1/25/2037	1,818	1,776,047
Home Equity Asset Trust 2006-8 2A2	0.276%	#	3/25/2037	812	798,112
Jasper CLO Ltd. 2005-1A A†	0.512%	#	8/1/2017	631	625,837
JFIN Revolver CLO Ltd. 2013-1A A†(a)	1.497%	#	10/20/2021	750	742,500
Landmark VII CDO Ltd. 2006-7A A3L†	0.994%	#	7/15/2018	500	478,384
LCM V Ltd. 5A A1†	0.48%	#	3/21/2019	1,000	979,374

See Notes to Financial Statements.	107

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Home Equity (continued)
Liberty CLO Ltd. 2005-1A A1C†	0.492%	#	11/1/2017	$335	$333,217
Mountain Capital CLO IV Ltd. 2005-4A A2L†	0.704%	#	3/15/2018	500	490,258
Mountain View CLO III Ltd. 2007-3A A1†	0.461%	#	4/16/2021	1,140	1,121,779
Nautique Funding Ltd. 2006-1A A1A†	0.494%	#	4/15/2020	1,185	1,171,015
New Century Home Equity Loan Trust 2005-A A6	4.954%	#	8/25/2035	543	535,271
Ocean Trails CLO I 2006-1A A1†	0.494%	#	10/12/2020	992	979,953
OHA Park Avenue CLO Ltd. 2007-1A A1B†	0.484%	#	3/14/2022	1,068	1,048,771
Option One Mortgage Loan Trust 2005-1 A4	0.97%	#	2/25/2035	222	217,324
Race Point III CLO Ltd. 2006-3 A (Ireland)†(b)	0.504%	#	4/15/2020	1,006	996,897
WhiteHorse III Ltd. 2006-1A A1L†	0.512%	#	5/1/2018	663	659,558
Total					17,936,556

Other 3.20%
CIT Mortgage Loan Trust 2007-1 2A2†	1.416%	#	10/25/2037	1,114	1,111,859
Fairway Loan Funding Co. 2006-1A A3L†	0.904%	#	10/17/2018	400	383,444
FBR Securitization Trust 2005-4 AV24	0.87%	#	10/25/2035	1,071	930,970
First Franklin Mortgage Loan Trust 2006-FF17 A4	0.27%	#	12/25/2036	375	371,945
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	1,100	1,107,859
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A1†	0.898%		1/15/2044	1,100	1,099,158
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	2,750	2,750,599
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B1†	1.247%		1/15/2044	350	349,732
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	1,000	997,492
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	750	746,129
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	1,000	986,355
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	1,000	984,754
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	1,470	1,471,325
HLSS Servicer Advance Receivables Backed Notes 2013-T7 A7†	1.981%		11/15/2046	800	800,750
Morgan Stanley ABS Capital I 2006-HE1 A3	0.35%	#	1/25/2036	322	318,484
Nationstar Mortgage Advance Receivables Trust 2013-T1A A1†	1.08%		6/20/2044	1,300	1,299,554

108	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	$1,300	$1,290,156
Saxon Asset Securities Trust 2006-3 A2	0.276%	#	10/25/2046	26	25,893
Securitized Asset Backed Receivables LLC Trust 2005-FR5 A1B	0.45%	#	8/25/2035	560	538,669
SLM Student Loan Trust 2006-4 A4	0.318%	#	4/25/2023	500	499,708
SLM Student Loan Trust 2007-2 A2	0.238%	#	7/25/2017	338	337,123
SLM Student Loan Trust 2007-7 A2	0.438%	#	1/25/2016	309	308,576
SLM Student Loan Trust 2010-A 2A†	3.418%	#	5/16/2044	1,756	1,855,165
SLM Student Loan Trust 2010-C A1†	1.818%	#	12/15/2017	22	22,124
SLM Student Loan Trust 2011-1 A1(c)	0.686%	#	3/25/2026	410	410,205
SLM Student Loan Trust 2011-A A1†	1.168%	#	10/15/2024	1,889	1,895,601
SLM Student Loan Trust 2011-B A1†	1.018%	#	12/16/2024	952	954,407
SLM Student Loan Trust 2011-C A1†	1.568%	#	12/15/2023	999	1,006,406
SLM Student Loan Trust 2012-A A1†	1.568%	#	8/15/2025	172	174,114
SLM Student Loan Trust 2012-C A1†	1.268%	#	8/15/2023	896	900,929
SLM Student Loan Trust 2012-E A1†	0.918%	#	10/16/2023	679	679,706
SLM Student Loan Trust 2013-B A1†	0.818%	#	7/15/2022	1,702	1,701,642
Structured Asset Securities Corp. 2006-GEL3 A2†	0.40%	#	7/25/2036	104	102,524
Structured Asset Securities Corp. 2007-BC2 A3	0.30%	#	3/25/2037	1,355	1,318,117
Total					29,731,474
Total Asset-Backed Securities (cost $115,566,275)					115,628,268

CORPORATE BONDS 41.43%

Aerospace/Defense 0.03%
Exelis, Inc.	4.25%		10/1/2016	78	82,316
Litton Industries, Inc.	6.75%		4/15/2018	200	235,722
Total					318,038

Air Transportation 0.21%
Continental Airlines, Inc.	7.461%		10/1/2016	9	9,194
United Airlines, Inc.†	6.75%		9/15/2015	1,250	1,290,625
US Airways 2012-1 Class C Pass-Through Trust	9.125%		10/1/2015	661	693,987
Total					1,993,806

Apparel 0.38%
Fifth & Pacific Cos., Inc.	10.50%		4/15/2019	170	184,875
J. Crew Group, Inc.	8.125%		3/1/2019	1,875	1,985,156
Perry Ellis International, Inc.	7.875%		4/1/2019	219	234,604

See Notes to Financial Statements.	109

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Apparel (continued)
PVH Corp.	7.375%		5/15/2020	$1,000	$1,097,500
Total					3,502,135

Auto Parts: Original Equipment 0.04%
Delphi Corp.	5.875%		5/15/2019	50	53,375
Hertz Corp. (The)	5.875%		10/15/2020	150	156,375
International Automotive Components Group SA (Luxembourg)†(b)	9.125%		6/1/2018	100	104,000
Stanadyne Holdings, Inc.	12.00%		2/15/2015	50	32,750
Total					346,500

Automotive 0.02%
Kia Motors Corp. (South Korea)†(b)	3.625%		6/14/2016	200	209,601

Banks: Diversified 6.87%
Abbey National Treasury Services plc (United Kingdom)(b)	1.818%	#	4/25/2014	275	276,563
Abbey National Treasury Services plc (United Kingdom)†(b)	3.875%		11/10/2014	1,050	1,080,367
Associated Banc-Corp	1.875%		3/12/2014	550	551,484
Associated Banc-Corp	5.125%		3/28/2016	1,370	1,475,609
Banco Bradesco SA†	2.339%	#	5/16/2014	1,953	1,955,482
Banco Davivienda SA (Colombia)†(b)	2.95%		1/29/2018	200	191,500
Banco de Costa Rica (Costa Rica)†(b)	5.25%		8/12/2018	400	401,800
Banco de Credito e Inversiones (Chile)†(b)	3.00%		9/13/2017	400	399,047
Banco del Estado de Chile (Chile)†(b)	2.00%		11/9/2017	1,000	983,984
Banco del Estado de Chile COD	2.03%		4/2/2015	100	101,701
Banco do Brasil SA	3.875%		1/23/2017	200	206,000
Banco Santander Chile (Chile)†(b)	2.133%	#	6/7/2018	1,000	1,007,500
Bank of America Corp.	5.42%		3/15/2017	1,929	2,138,553
Bank of America Corp.	5.75%		8/15/2016	370	410,292
Bank of America Corp.	5.75%		12/1/2017	450	515,878
Bank of America Corp.	7.75%		8/15/2015	400	442,918
Bank of America Corp.	7.80%		9/15/2016	1,850	2,151,452
Bank of America Corp.	10.20%		7/15/2015	750	847,888
Bank of America NA	5.30%		3/15/2017	2,425	2,705,442
Bank of America NA	6.10%		6/15/2017	500	567,303
Citigroup, Inc.	0.528%	#	6/9/2016	200	196,515
Citigroup, Inc.	4.875%		5/7/2015	600	631,727
Citigroup, Inc.	5.00%		9/15/2014	3,175	3,275,641

110	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)
Citigroup, Inc.	5.50%	2/15/2017	$2,272	$2,523,569
Comerica Bank	8.375%	7/15/2024	750	786,100
Compagnie de Financement Foncier SA (France)†(b)	2.25%	3/7/2014	4,700	4,725,826
Corpbanca SA (Chile)(b)	3.125%	1/15/2018	200	189,783
Discover Bank	8.70%	11/18/2019	300	382,972
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%	10/14/2016	3,190	3,279,958
First Midwest Bancorp, Inc.	5.875%	11/22/2016	125	133,051
Goldman Sachs Group, Inc. (The)	5.625%	1/15/2017	2,225	2,463,547
Goldman Sachs Group, Inc. (The)	6.15%	4/1/2018	3,125	3,619,963
Hana Bank (South Korea)†(b)	1.375%	2/5/2016	200	199,596
HBOS plc (United Kingdom)†(b)	6.75%	5/21/2018	937	1,064,966
JPMorgan Chase & Co.	6.125%	6/27/2017	1,000	1,140,740
Korea Development Bank (The) (South Korea)(b)	1.00%	1/22/2016	200	198,497
Morgan Stanley	3.45%	11/2/2015	700	731,517
Morgan Stanley	4.75%	4/1/2014	2,687	2,721,982
Morgan Stanley	5.375%	10/15/2015	1,250	1,348,944
Morgan Stanley	5.55%	4/27/2017	375	422,027
Morgan Stanley	5.95%	12/28/2017	1,945	2,246,703
Morgan Stanley	6.25%	8/28/2017	850	984,298
National Savings Bank (Sri Lanka)†(b)	8.875%	9/18/2018	300	316,500
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	15	16,613
Regions Bank	7.50%	5/15/2018	1,575	1,882,125
Regions Financial Corp.	7.75%	11/10/2014	450	477,888
Royal Bank of Canada (Canada)(b)	1.20%	9/19/2017	1,961	1,963,216
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(b)	5.298%	12/27/2017	200	206,750
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(b)	7.125%	1/14/2014	200	201,250
Sberbank via SB Capital SA (Russia)†(b)	4.95%	2/7/2017	200	211,750
Sberbank via SB Capital SA (Russia)(b)	5.40%	3/24/2017	100	107,125
Sparebank 1 Boligkreditt AS (Norway)†(b)	2.30%	6/30/2017	950	985,666
Standard Chartered Bank (United Kingdom)†(b)	6.40%	9/26/2017	1,400	1,605,296
Swedbank Hypotek AB (Sweden)†(b)	2.95%	3/28/2016	370	389,015
Synovus Financial Corp.	5.125%	6/15/2017	500	517,500
Synovus Financial Corp.	7.875%	2/15/2019	200	228,500
Turkiye Halk Bankasi AS (Turkey)†(b)	4.875%	7/19/2017	1,200	1,227,000
Turkiye Vakiflar Bankasi Tao (Turkey)†(b)	3.75%	4/15/2018	300	287,625

See Notes to Financial Statements.	111

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)
Turkiye Vakiflar Bankasi Tao (Turkey)†(b)	5.00%		10/31/2018	$500	$498,800
Turkiye Vakiflar Bankasi Tao (Turkey)†(b)	5.75%		4/24/2017	500	520,650
Vnesheconombank Via VEB Finance plc (Ireland)†(b)	4.224%		11/21/2018	200	200,234
VTB Bank OJSC via VTB Capital SA (Luxembourg)†(b)	6.00%		4/12/2017	200	213,500
Total					63,735,688

Banks: Money Center 0.56%
Akbank TAS (Turkey)†(b)	3.875%		10/24/2017	150	149,250
Banco de Credito del Peru (Peru)†(b)	4.75%		3/16/2016	100	105,000
Banco Nacional de Costa Rica (Costa Rica)†(b)	4.875%		11/1/2018	500	498,750
Banco Nacional de Desenvolvimento
Economico e Social (Brazil)†(b)	3.375%		9/26/2016	200	201,500
BBVA Banco Continental SA (Peru)†(b)	2.25%		7/29/2016	600	597,000
BBVA Banco Continental SA (Peru)†(b)	3.25%		4/8/2018	400	399,000
Export-Import Bank of Korea (South Korea)(b)	1.104%	#	9/17/2016	400	401,898
Export-Import Bank of Korea (South Korea)(b)	3.75%		10/20/2016	200	213,426
Wilmington Trust Corp.	8.50%		4/2/2018	350	420,898
Zions Bancorporation	4.00%		6/20/2016	375	392,803
Zions Bancorporation	4.50%		3/27/2017	1,500	1,610,372
Zions Bancorporation	5.50%		11/16/2015	100	106,159
Zions Bancorporation	7.75%		9/23/2014	125	131,328
Total					5,227,384

Beverages 0.08%
Beam, Inc.	4.875%		12/1/2013	100	100,000
Central American Bottling Corp.†	6.75%		2/9/2022	30	31,350
Coca-Cola Femsa SAB de CV (Mexico)(b)	2.375%		11/26/2018	500	501,662
Cott Beverages, Inc.	8.125%		9/1/2018	50	54,125
Cott Beverages, Inc.	8.375%		11/15/2017	38	39,615
Total					726,752

Biotechnology Research & Production 0.21%
Life Technologies Corp.	3.50%		1/15/2016	700	731,444
Life Technologies Corp.	4.40%		3/1/2015	1,200	1,248,785
Total					1,980,229

Broadcasting 0.02%
Cox Communications, Inc.†	9.375%		1/15/2019	155	198,443

112	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Brokers 0.27%
E*Trade Financial Corp.	6.75%		6/1/2016	$200	$216,500
Jefferies Group LLC	5.875%		6/8/2014	325	333,167
Jefferies Group LLC	8.50%		7/15/2019	550	673,750
Raymond James Financial, Inc.	8.60%		8/15/2019	1,000	1,277,185
Total					2,500,602

Building Materials 0.34%
Associated Materials LLC/AMH New Finance, Inc.	9.125%		11/1/2017	275	294,937
Cemex SAB de CV (Mexico)†(b)	4.999%	#	10/15/2018	500	522,500
Cimento Tupi SA (Brazil)†(b)	9.75%		5/11/2018	195	201,337
Interline Brands, Inc.	7.50%		11/15/2018	245	259,700
Interline Brands, Inc. PIK	10.00%		11/15/2018	625	685,937
Nortek, Inc.	10.00%		12/1/2018	75	83,063
Owens Corning, Inc.	6.50%		12/1/2016	200	223,737
Owens Corning, Inc.	9.00%		6/15/2019	446	554,345
Ply Gem Industries, Inc.	9.375%		4/15/2017	262	285,580
Total					3,111,136

Business Services 0.45%
Alliance Data Systems Corp.†	5.25%		12/1/2017	1,100	1,144,000
Alliance Data Systems Corp.†	6.375%		4/1/2020	400	419,000
Brickman Group Holdings, Inc.†	9.125%		11/1/2018	825	885,918
Expedia, Inc.	7.456%		8/15/2018	300	352,930
Great Lakes Dredge & Dock Corp.	7.375%		2/1/2019	100	104,500
Iron Mountain, Inc.	7.75%		10/1/2019	234	260,910
Iron Mountain, Inc.	8.375%		8/15/2021	932	1,011,220
Total					4,178,478

Cable Services 0.14%
Time Warner Cable, Inc.	5.85%		5/1/2017	1,199	1,322,712

Chemicals 1.10%
Braskem SA (Brazil)†(b)	11.75%		1/22/2014	100	101,850
CF Industries, Inc.	6.875%		5/1/2018	1,245	1,469,711
Huntsman International LLC	8.625%		3/15/2020	347	385,170
Methanex Corp. (Canada)(b)	6.00%		8/15/2015	1,000	1,076,977
Nufarm Australia Ltd. (Australia)†(b)	6.375%		10/15/2019	400	416,000
Phibro Animal Health Corp.†	9.25%		7/1/2018	1,125	1,215,000
Rhodia SA (France)†(b)	6.875%		9/15/2020	3,850	4,302,244
Sibur Securities Ltd. (Ireland)†(b)	3.914%		1/31/2018	200	194,750

See Notes to Financial Statements.	113

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)
Yara International ASA (Norway)†(b)	7.875%	6/11/2019	$850	$1,044,642
Total				10,206,344

Coal 0.20%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.25%	12/15/2017	1,000	1,046,250
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	750	815,625
Total				1,861,875

Communications & Media 0.25%
Digicel Ltd. (Jamaica)†(b)	8.25%	9/1/2017	2,200	2,301,750

Computer Hardware 0.02%
Hewlett-Packard Co.	2.625%	12/9/2014	149	151,750

Computer Service 0.15%
Ceridian Corp.	11.25%	11/15/2015	403	408,037
First Data Corp.	11.25%	3/31/2016	992	1,008,120
Total				1,416,157

Computer Software 0.28%
Brocade Communications Systems, Inc.	6.875%	1/15/2020	135	146,137
SERENA Software, Inc.	10.375%	3/15/2016	840	844,200
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,500	1,591,875
Total				2,582,212

Construction/Homebuilding 0.07%
CRH America, Inc.	4.125%	1/15/2016	125	132,696
CRH America, Inc.	8.125%	7/15/2018	425	526,198
Total				658,894

Consumer Products 0.05%
Avon Products, Inc.	2.375%	3/15/2016	100	101,352
Avon Products, Inc.	6.50%	3/1/2019	323	354,697
Total				456,049

Containers 0.25%
Berry Plastics Corp.	9.50%	5/15/2018	1,200	1,302,000
BWAY Holding Co.	10.00%	6/15/2018	300	330,750
Tekni-Plex, Inc.†	9.75%	6/1/2019	600	687,000
Total				2,319,750

114	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Copper 0.01%
Southern Copper Corp.	6.375%	7/27/2015	$100	$107,676

Data Product, Equipment & Communications 0.74%
Fidelity National Information Services, Inc.	5.00%	3/15/2022	500	511,875
Fidelity National Information Services, Inc.	7.875%	7/15/2020	5,800	6,366,469
Total				6,878,344

Drugs 1.43%
Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019	146	148,829
Hospira, Inc.	5.20%	8/12/2020	300	313,653
Hospira, Inc.	6.05%	3/30/2017	930	1,026,378
Mylan, Inc.†	6.00%	11/15/2018	3,400	3,646,867
Mylan, Inc.†	7.875%	7/15/2020	3,650	4,148,510
Warner Chilcott Co. LLC/Warner Chilcott
Finance LLC	7.75%	9/15/2018	3,623	3,962,656
Total				13,246,893

Electric: Power 1.28%
Black Hills Corp.	9.00%	5/15/2014	1,175	1,218,386
Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	282	310,019
Cleveland Electric Illuminating Co. (The)	8.875%	11/15/2018	150	193,006
DPL, Inc.	6.50%	10/15/2016	400	434,000
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	1,125	1,195,342
Entergy Corp.	3.625%	9/15/2015	100	103,551
Entergy Corp.	4.70%	1/15/2017	1,275	1,366,722
Exelon Generation Co. LLC	5.20%	10/1/2019	500	548,771
Indiantown Cogeneration LP	9.77%	12/15/2020	651	709,821
North American Energy Alliance LLC/North
American Energy Alliance Finance Corp.	10.875%	6/1/2016	380	405,650
Pennsylvania Electric Co.	6.05%	9/1/2017	100	112,363
PPL WEM Holdings plc (United Kingdom)†(b)	3.90%	5/1/2016	2,500	2,625,145
Red Oak Power LLC	8.54%	11/30/2019	614	647,723
TransAlta Corp. (Canada)(b)	5.75%	12/15/2013	2,045	2,048,012
Total				11,918,511

Electrical Equipment 0.13%
Altera Corp.	1.75%	5/15/2017	47	46,887
Altera Corp.	2.50%	11/15/2018	1,125	1,118,632
Total				1,165,519

See Notes to Financial Statements.	115

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical: Household 0.03%
WireCo WorldGroup, Inc.	9.50%	5/15/2017	$245	$253,575

Electronics 0.19%
FLIR Systems, Inc.	3.75%	9/1/2016	589	613,671
Jabil Circuit, Inc.	7.75%	7/15/2016	500	571,250
Jabil Circuit, Inc.	8.25%	3/15/2018	525	624,750
Total				1,809,671

Electronics: Semi-Conductors/Components 0.07%
Avnet, Inc.	5.875%	3/15/2014	500	507,098
Freescale Semiconductor, Inc.	10.125%	12/15/2016	100	102,250
Total				609,348

Energy Equipment & Services 0.84%
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	1,250	1,437,119
Energy Transfer Partners LP	6.125%	2/15/2017	400	452,140
Energy Transfer Partners LP	8.50%	4/15/2014	650	667,370
Energy Transfer Partners LP	9.00%	4/15/2019	2,245	2,854,978
Energy Transfer Partners LP	9.70%	3/15/2019	1,000	1,301,388
NRG Energy, Inc.	7.625%	5/15/2019	1,050	1,120,875
Total				7,833,870

Engineering & Contracting Services 0.37%
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	325	238,875
URS Corp.†	4.35%	4/1/2017	3,075	3,204,107
Total				3,442,982

Entertainment 1.09%
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	925	979,344
CCO Holdings LLC/CCO Holdings Capital Corp.	7.25%	10/30/2017	500	530,000
Greektown Superholdings, Inc.	13.00%	7/1/2015	1,820	1,874,600
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	400	438,000
Seminole Indian Tribe of Florida†	7.804%	10/1/2020	450	495,000
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	700	756,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,750	1,748,906
Vail Resorts, Inc.	6.50%	5/1/2019	1,275	1,357,875
WMG Acquisition Corp.	11.50%	10/1/2018	1,400	1,627,500
WMG Holdings Corp.†	13.75%	10/1/2019	100	119,500
WMG Holdings Corp.	13.75%	10/1/2019	150	179,250
Total				10,105,975

116	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Financial Services 2.79%
Air Lease Corp.	3.375%		1/15/2019		$1,000	$1,007,689
Air Lease Corp.	5.625%		4/1/2017		1,775	1,956,937
Bear Stearns Cos. LLC (The)	5.55%		1/22/2017		2,843	3,168,873
Credit Suisse AG (Guernsey)†(b)	1.625%		3/6/2015		955	969,451
DTEK Finance plc (United Kingdom)†(b)	7.875%		4/4/2018		500	436,850
Dun & Bradstreet Corp. (The)	3.25%		12/1/2017		1,248	1,266,126
Graton Economic Development Authority†	9.625%		9/1/2019		550	633,875
Hyundai Capital America†	1.625%		10/2/2015		250	251,582
Hyundai Capital America†	2.875%		8/9/2018		500	508,393
Hyundai Capital America†	3.75%		4/6/2016		100	104,942
Hyundai Capital America†	4.00%		6/8/2017		200	212,921
Hyundai Capital Services, Inc. (South Korea)†(b)	3.50%		9/13/2017		200	209,644
Hyundai Capital Services, Inc. (South Korea)†(b)	4.375%		7/27/2016		1,000	1,069,013
Hyundai Capital Services, Inc. (South Korea)†(b)	6.00%		5/5/2015		200	213,195
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.	7.75%		1/15/2016		850	872,312
Ladder Capital Finance Holdings LLLP/
Ladder Capital Finance Corp.	7.375%		10/1/2017		225	239,625
Legacy Reserves LP/Finance Corp.†	8.00%		12/1/2020		325	337,187
Macquarie Group Ltd. (Australia)†(a)(b)	3.00%		12/3/2018		1,000	1,001,738
Merrill Lynch & Co., Inc.	5.70%		5/2/2017		500	557,853
Merrill Lynch & Co., Inc.	6.40%		8/28/2017		475	552,609
MU Finance plc (United Kingdom)†(b)	8.375%		2/1/2017		993	1,047,781
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%		5/1/2019		1,500	1,695,000
Old Mutual plc (United Kingdom)(d)	7.125%		10/19/2016	GBP	56	103,422
Rivers Pittsburgh Borrower LP/Rivers
Pittsburgh Finance Corp.†	9.50%		6/15/2019		$732	802,455
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%		9/1/2018		1,750	1,771,875
SteelRiver Transmission Co. LLC†	4.71%		6/30/2017		623	650,038
Utility Contract Funding LLC†	7.944%		10/1/2016		631	706,395
Western Union Co. (The)	1.239%	#	8/21/2015		500	502,359
Western Union Co. (The)	2.875%		12/10/2017		750	770,456
Western Union Co. (The)	3.35%		5/22/2019		625	631,468
Western Union Co. (The)	3.65%		8/22/2018		400	411,124
Woodside Finance Ltd. (Australia)†(b)	4.50%		11/10/2014		350	360,225
Woodside Finance Ltd. (Australia)†(b)	8.125%		3/1/2014		835	850,189
Total						25,873,602

See Notes to Financial Statements.	117

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial: Miscellaneous 0.59%
Ford Motor Credit Co. LLC	3.00%		6/12/2017	$1,100	$1,150,905
Ford Motor Credit Co. LLC	4.25%		2/3/2017	675	730,779
Hercules Offshore, Inc.†	10.25%		4/1/2019	381	434,340
Kayne Anderson MLP Investment Co.†	1.502%	#	8/19/2016	500	500,000
NASDAQ OMX Group, Inc. (The)	5.25%		1/16/2018	510	561,538
SLM Corp.	4.625%		9/25/2017	395	409,812
SLM Corp.	5.00%		6/15/2018	150	150,700
SLM Corp.	5.50%		1/15/2019	325	337,510
SLM Corp.	8.45%		6/15/2018	1,000	1,168,750
Total					5,444,334

Food 0.54%
Del Monte Corp.	7.625%		2/15/2019	1,000	1,045,000
FAGE Dairy Industry SA/FAGE USA Dairy
Industry, Inc. (Greece)†(b)	9.875%		2/1/2020	450	469,125
Michael Foods Holding, Inc. PIK†	8.50%		7/15/2018	200	211,750
Minerva Luxembourg SA (Luxembourg)†(b)	12.25%		2/10/2022	200	225,500
Raizen Fuels Finance Ltd.†	9.50%		8/15/2014	600	634,800
Southern States Cooperative, Inc.†	10.00%		8/15/2021	500	490,000
Tesco plc (United Kingdom)†(b)	2.70%		1/5/2017	400	412,433
Want Want China Finance Ltd. (China)†(b)	1.875%		5/14/2018	700	677,217
Wells Enterprises, Inc.†	6.75%		2/1/2020	250	256,875
Wm. Wrigley Jr. Co.	4.65%		7/15/2015	600	634,138
Total					5,056,838

Gaming 0.16%
CCM Merger, Inc.†	9.125%		5/1/2019	450	474,750
Mohegan Tribal Gaming Authority†	11.00%		9/15/2018	1,000	1,001,875
Total					1,476,625

Health Care 0.09%
VWR Funding, Inc.†	10.75%		6/30/2017	860	881,500

Health Care Products 0.25%
Boston Scientific Corp.	5.125%		1/12/2017	798	876,956
Edwards Lifesciences Corp.	2.875%		10/15/2018	1,150	1,160,533
Hanger, Inc.	7.125%		11/15/2018	225	242,437
Total					2,279,926

118	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.17%
Capella Healthcare, Inc.	9.25%		7/1/2017	$1,000	$1,075,000
CHS/Community Health Systems, Inc.	8.00%		11/15/2019	250	273,125
DaVita HealthCare Partners, Inc.	6.375%		11/1/2018	250	263,125
Total					1,611,250

Industrial Products 0.19%
Mueller Water Products, Inc.	7.375%		6/1/2017	1,124	1,161,935
PPL WW Holdings Ltd. (United Kingdom)†(b)	7.25%		12/15/2017	525	607,760
Total					1,769,695

Insurance 0.30%
CNO Financial Group, Inc.†	6.375%		10/1/2020	150	161,250
Fidelity National Financial, Inc.	6.60%		5/15/2017	875	978,303
Hartford Financial Services Group, Inc.	4.75%		3/1/2014	175	176,634
Willis Group Holdings plc (United Kingdom)(b)	4.125%		3/15/2016	725	764,362
Willis North America, Inc.	6.20%		3/28/2017	625	688,444
Total					2,768,993

Integrated Energy 0.09%
Petroleos Mexicanos (Mexico)(b)	2.266%	#	7/18/2018	800	828,000

Investment Management Companies 0.55%
Ares Capital Corp.	4.875%		11/30/2018	2,000	2,036,476
Lazard Group LLC	4.25%		11/14/2020	300	300,322
Lazard Group LLC	6.85%		6/15/2017	1,750	1,985,254
Nuveen Investments, Inc.	5.50%		9/15/2015	750	753,750
Total					5,075,802

Leasing 0.31%
NESCO LLC/NESCO Holdings Corp.†	11.75%		4/15/2017	638	722,535
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%		3/15/2016	184	188,663
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.375%		3/15/2018	600	619,634
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%		5/11/2017	1,250	1,320,472
Total					2,851,304

Leisure 0.25%
Easton-Bell Sports, Inc.	9.75%		12/1/2016	1,737	1,817,354
Royal Caribbean Cruises Ltd.	7.25%		3/15/2018	428	494,340
Total					2,311,694

See Notes to Financial Statements.	119

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging 1.17%
Downstream Development Authority of the
Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	$193	$194,689
Grupo Posadas SAB de CV (Mexico)†(b)	7.875%	11/30/2017	606	612,060
Host Hotels & Resorts LP	5.875%	6/15/2019	3,500	3,799,596
Host Hotels & Resorts LP	6.00%	11/1/2020	5,111	5,575,089
Host Hotels & Resorts LP	6.75%	6/1/2016	136	137,954
Hyatt Hotels Corp.†	6.875%	8/15/2019	50	57,349
Wyndham Worldwide Corp.	2.50%	3/1/2018	225	227,288
Wyndham Worldwide Corp.	2.95%	3/1/2017	250	256,750
Total				10,860,775

Machinery: Agricultural 0.37%
American Rock Salt Co. LLC/American Rock
Capital Corp.†	8.25%	5/1/2018	250	245,938
Camposol SA (Peru)†(b)	9.875%	2/2/2017	160	165,600
Imperial Tobacco Finance plc (United Kingdom)†(b)	2.05%	2/11/2018	500	497,757
Lorillard Tobacco Co.	8.125%	6/23/2019	1,525	1,885,704
MHP SA (Ukraine)†(b)	10.25%	4/29/2015	600	609,000
Total				3,403,999

Machinery: Industrial/Specialty 0.01%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	75	82,313

Machinery: Oil Well Equipment & Services 0.05%
National Oilwell Varco, Inc.	6.125%	8/15/2015	500	500,571

Manufacturing 0.08%
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	200	215,000
Smiths Group plc (United Kingdom)†(b)	6.05%	5/15/2014	500	508,451
Total				723,451

Media 0.56%
Columbus International, Inc. (Barbados)†(b)	11.50%	11/20/2014	250	271,250
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	2.40%	3/15/2017	1,754	1,795,123
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.875%	10/1/2019	349	399,188
Globo Comunicacao e Participacoes SA
(Brazil) (7.25% after 5/11/2017)†~(b)	5.307%	5/11/2022	200	208,000
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	400	447,000
Interpublic Group of Cos., Inc. (The)	2.25%	11/15/2017	1,250	1,242,396
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020	413	450,170
Videotron Ltee (Canada)(b)	9.125%	4/15/2018	328	346,450
Total				5,159,577

120	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Metal Fabricating 0.17%
Glencore Canada Corp. (Canada)(b)	5.50%		6/15/2017		$200	$219,710
Severstal Columbus LLC	10.25%		2/15/2018		1,273	1,355,745
Xstrata Canada Corp. (Canada)(b)	6.00%		10/15/2015		25	27,087
Total						1,602,542

Metals & Minerals: Miscellaneous 1.03%
Allied Nevada Gold Corp.†(d)	8.75%		6/1/2019	CAD	982	646,934
Anglo American Capital plc (United Kingdom)†(b)	9.375%		4/8/2019		$2,100	2,675,858
Compass Minerals International, Inc.	8.00%		6/1/2019		250	267,813
Corp. Nacional del Cobre de Chile (Chile)†(b)	4.75%		10/15/2014		600	620,083
IAMGOLD Corp. (Canada)†(b)	6.75%		10/1/2020		400	357,000
KGHM International Ltd. (Canada)†(b)	7.75%		6/15/2019		425	447,312
Kinross Gold Corp. (Canada)(b)	3.625%		9/1/2016		1,900	1,924,100
New Gold, Inc. (Canada)†(b)	7.00%		4/15/2020		555	576,506
New Gold, Inc. (Canada)†(b)	6.25%		11/15/2022		20	19,750
Xstrata Finance Canada Ltd. (Canada)†(b)	2.85%		11/10/2014		440	446,292
Xstrata Finance Canada Ltd. (Canada)†(b)	2.05%		10/23/2015		350	353,235
Xstrata Finance Canada Ltd. (Canada)†(b)	5.80%		11/15/2016		100	111,104
Xstrata Finance Canada Ltd. (Canada)†(b)	3.60%		1/15/2017		1,100	1,150,743
Total						9,596,730

Miscellaneous 0.05%
Marfrig Holding Europe BV (Netherlands)†(b)	9.875%		7/24/2017		500	495,000

Natural Gas 0.04%
Korea Gas Corp. (South Korea)†(b)	6.00%		7/15/2014		230	237,264
Southern Star Central Gas Pipeline, Inc.†	6.00%		6/1/2016		110	118,919
Total						356,183

Oil 2.75%
Afren plc (United Kingdom)†(a)(b)	6.625%		12/9/2020		200	199,955
Afren plc (United Kingdom)†(b)	10.25%		4/8/2019		200	233,500
Afren plc (United Kingdom)†(b)	11.50%		2/1/2016		400	466,000
Alliance Oil Co., Ltd. (Russia)†(b)	9.875%		3/11/2015		700	740,250
Antero Resources Finance Corp.	7.25%		8/1/2019		211	227,353
BP Capital Markets plc (United Kingdom)(b)	0.658%	#	11/7/2016		350	350,965
BreitBurn Energy Partners LP/BreitBurn
Finance Corp.	8.625%		10/15/2020		400	430,000
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%		5/15/2019		208	253,770
Chaparral Energy, Inc.	7.625%		11/15/2022		140	152,250

See Notes to Financial Statements.	121

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil (continued)
Chaparral Energy, Inc.	8.25%	9/1/2021	$350	$385,875
Chaparral Energy, Inc.	9.875%	10/1/2020	950	1,087,750
CNPC General Capital Ltd. (China)†(b)	1.45%	4/16/2016	400	398,174
CNPC General Capital Ltd. (China)†(b)	2.75%	4/19/2017	200	205,118
Concho Resources, Inc.	7.00%	1/15/2021	66	72,848
Continental Resources, Inc.	7.125%	4/1/2021	250	280,625
Continental Resources, Inc.	7.375%	10/1/2020	750	843,750
Continental Resources, Inc.	8.25%	10/1/2019	210	231,525
DCP Midstream LLC†	9.70%	12/1/2013	600	600,000
DCP Midstream LLC†	9.75%	3/15/2019	750	952,866
Ecopetrol SA (Colombia)(b)	4.25%	9/18/2018	500	521,250
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	1,050	1,128,750
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%	5/23/2016	1,800	1,917,000
Harvest Operations Corp. (Canada)†(b)	2.125%	5/14/2018	200	196,262
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	500	545,000
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	1,250	1,359,375
Husky Oil Ltd. (Canada)(b)	7.55%	11/15/2016	225	261,145
KazMunaiGas National Co. (Kazakhstan)†(b)	11.75%	1/23/2015	100	110,900
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	1,300	1,446,250
LUKOIL International Finance BV (Netherlands)†(b)	3.416%	4/24/2018	600	606,120
LUKOIL International Finance BV (Netherlands)†(b)	6.356%	6/7/2017	600	669,120
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	1,600	1,677,920
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	750	783,750
Naftogaz of Ukraine NJSC (Ukraine)(b)	9.50%	9/30/2014	900	859,500
Pacific Drilling SA (Luxembourg)(b)	8.25%	2/23/2015	300	317,250
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	200	235,858
Petroleos de Venezuela SA (Venezuela)(b)	4.90%	10/28/2014	500	456,750
Petroleos de Venezuela SA (Venezuela)(b)	5.25%	4/12/2017	100	70,000
Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	100	102,388
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	250	259,532
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.832%	9/30/2016	517	551,897
Rosetta Resources, Inc.	9.50%	4/15/2018	700	756,000
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(b)	3.149%	3/6/2017	1,300	1,316,250
Seadrill Ltd.†	5.625%	9/15/2017	350	361,375

122	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil (continued)
Sinopec Group Overseas Development 2012 Ltd.†	2.75%	5/17/2017	$200	$207,122
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	500	504,277
Swift Energy Co.	7.875%	3/1/2022	145	145,725
Total				25,479,340

Oil: Crude Producers 2.02%
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	500	505,452
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	8.70%	8/7/2018	200	246,000
Anadarko Petroleum Corp.	7.625%	3/15/2014	1,300	1,325,265
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	7.75%	4/1/2019	540	588,600
Crosstex Energy LP/Crosstex Energy Finance Corp.	7.125%	6/1/2022	197	225,565
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.875%	2/15/2018	268	283,075
DCP Midstream Operating LP	2.50%	12/1/2017	300	302,821
Enable Oklahoma Intrastate Transmission LLC†	6.875%	7/15/2014	25	25,685
Enbridge Energy Partners LP	9.875%	3/1/2019	950	1,254,640
Forest Oil Corp.	7.25%	6/15/2019	206	205,485
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%	12/15/2018	200	216,500
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	823	844,441
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	275	280,385
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	325	320,093
Murphy Oil Corp.	2.50%	12/1/2017	500	503,939
OGX Austria GmbH (Austria)†(b)(e)	8.50%	6/1/2018	225	20,250
Pacific Rubiales Energy Corp. (Canada)†(b)	5.375%	1/26/2019	800	802,000
Plains Exploration & Production Co.	6.125%	6/15/2019	725	791,551
Plains Exploration & Production Co.	6.50%	11/15/2020	101	110,613
Plains Exploration & Production Co.	6.625%	5/1/2021	1,913	2,093,312
Plains Exploration & Production Co.	7.625%	4/1/2020	2,782	3,071,884
Plains Exploration & Production Co.	8.625%	10/15/2019	1,050	1,158,897
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	75	81,188
Southeast Supply Header LLC†	4.85%	8/15/2014	1,100	1,129,152
Southern Star Central Corp.†	6.75%	3/1/2016	50	50,625
Southern Star Central Corp.	6.75%	3/1/2016	785	794,812
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	100	108,261
Sunoco, Inc.	5.75%	1/15/2017	500	551,341
W&T Offshore, Inc.	8.50%	6/15/2019	775	837,000
Total				18,728,832

See Notes to Financial Statements.	123

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil: Integrated Domestic 0.32%
Buckeye Partners LP	2.65%		11/15/2018	$350	$349,959
Buckeye Partners LP	6.05%		1/15/2018	225	255,919
Korea National Oil Corp. (South Korea)†(b)	5.375%		7/30/2014	200	205,925
Newfield Exploration Co.	6.875%		2/1/2020	721	775,075
Newfield Exploration Co.	7.125%		5/15/2018	525	547,969
Rowan Cos., Inc.	7.875%		8/1/2019	700	857,442
Total					2,992,289

Oil: Integrated International 2.07%
Petrobras Global Finance BV (Netherlands)(b)	1.857%	#	5/20/2016	700	696,058
Petrobras International Finance Co.	2.875%		2/6/2015	960	978,025
Petrobras International Finance Co.	3.875%		1/27/2016	50	51,930
Petrobras International Finance Co.	7.75%		9/15/2014	100	105,250
Petrohawk Energy Corp.	6.25%		6/1/2019	1,728	1,892,333
Petrohawk Energy Corp.	7.25%		8/15/2018	5,216	5,659,360
Petrohawk Energy Corp.	7.875%		6/1/2015	2,000	2,050,500
Statoil ASA (Norway)(b)	0.699%	#	11/8/2018	400	403,015
Transocean, Inc.	2.50%		10/15/2017	850	863,104
Transocean, Inc.	6.00%		3/15/2018	1,600	1,813,931
Tullow Oil plc (United Kingdom)†(b)	6.00%		11/1/2020	200	202,250
Weatherford International Ltd.	5.50%		2/15/2016	125	135,716
Weatherford International Ltd.	6.00%		3/15/2018	650	740,864
Weatherford International Ltd.	9.625%		3/1/2019	2,775	3,595,806
Total					19,188,142

Paper & Forest Products 0.23%
Appvion, Inc.	11.25%		12/15/2015	818	990,005
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%		10/15/2014	1,094	1,135,025
Total					2,125,030

Printing 0.04%
Quebecor Media, Inc. (Canada)(b)	7.75%		3/15/2016	400	409,000

Production Technology Equipment 0.03%
CNOOC Finance 2013 Ltd. (Hong Kong)(b)	1.75%		5/9/2018	300	296,302

Publishing 0.02%
21st Century Fox America, Inc.	7.60%		10/11/2015	175	195,136

124	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Real Estate Investment Trusts 0.91%
American Tower Corp.	4.50%	1/15/2018	$1,700	$1,834,699
American Tower Corp.	7.00%	10/15/2017	950	1,107,158
American Tower Corp.	7.25%	5/15/2019	650	780,181
Atlantic Finance Ltd. (United Kingdom)†(b)	10.75%	5/27/2014	650	677,187
BRE Properties, Inc.	4.697%	3/17/2014	1,350	1,364,816
Camden Property Trust	5.375%	12/15/2013	500	500,705
Corrections Corp. of America	4.125%	4/1/2020	272	267,240
DDR Corp.	9.625%	3/15/2016	130	153,533
EPR Properties	7.75%	7/15/2020	375	433,383
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	302	340,522
Kilroy Realty LP	4.80%	7/15/2018	250	271,728
Regency Centers LP	4.95%	4/15/2014	700	710,231
Total				8,441,383

Restaurants 0.15%
Darden Restaurants, Inc.	6.20%	10/15/2017	1,250	1,398,618

Retail 1.36%
CDR DB Sub, Inc.†	7.75%	10/15/2020	605	601,975
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	150	151,500
Maestro Peru SA (Peru)†(b)	6.75%	9/26/2019	250	232,500
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	1,287	1,338,480
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	198	202,457
QVC, Inc.†	7.375%	10/15/2020	2,727	2,952,059
QVC, Inc.†	7.50%	10/1/2019	5,500	5,916,234
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	1,150	1,197,438
Total				12,592,643

Retail: Specialty 0.06%
Michaels Stores, Inc.	7.75%	11/1/2018	260	282,750
Michaels Stores, Inc.	11.375%	11/1/2016	275	282,565
Total				565,315

Savings & Loan 0.26%
AmSouth Bank	5.20%	4/1/2015	1,375	1,443,394
Santander Holdings USA, Inc.	3.00%	9/24/2015	700	723,279
Santander Holdings USA, Inc.	4.625%	4/19/2016	200	214,148
Total				2,380,821

See Notes to Financial Statements.	125

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Security Services 0.03%
Smith & Wesson Holding Corp.†	5.875%		6/15/2017	$300	$305,625

Services 0.03%
Bankrate, Inc.†	6.125%		8/15/2018	275	289,438

Steel 0.64%
Allegheny Technologies, Inc.	9.375%		6/1/2019	125	154,618
CSN Islands VIII Corp.†	9.75%		12/16/2013	150	150,675
Edgen Murray Corp.†	8.75%		11/1/2020	1,071	1,245,037
Glencore Funding LLC†	1.396%	#	5/27/2016	1,050	1,046,614
Glencore Funding LLC†	6.00%		4/15/2014	2,300	2,346,490
GTL Trade Finance, Inc.†	7.25%		10/20/2017	200	227,000
Metinvest BV (Netherlands)†(b)	8.75%		2/14/2018	200	176,750
Metinvest BV (Netherlands)†(b)	10.25%		5/20/2015	400	402,400
Vale Overseas Ltd. (Brazil)(b)	6.25%		1/11/2016	200	221,385
Total					5,970,969

Supermarkets 0.15%
Safeway, Inc.	1.756%	#	12/12/2013	1,015	1,015,339
Safeway, Inc.	6.25%		3/15/2014	175	177,240
Stater Bros Holdings, Inc.	7.375%		11/15/2018	150	159,000
Total					1,351,579

Technology 0.13%
Baidu, Inc. (China)(b)	2.25%		11/28/2017	200	200,899
Baidu, Inc. (China)(b)	3.25%		8/6/2018	500	512,629
Fiserv, Inc.	6.80%		11/20/2017	425	496,967
Total					1,210,495

Telecommunications 1.45%
AT&T, Inc.	2.375%		11/27/2018	1,250	1,255,421
Block Communications, Inc.†	7.25%		2/1/2020	622	662,430
Consolidated Communications Finance Co.	10.875%		6/1/2020	1,400	1,624,000
Cricket Communications, Inc.	7.75%		10/15/2020	3,600	4,140,000
Digicel Group Ltd. (Jamaica)†(b)	10.50%		4/15/2018	600	649,500
Embarq Corp.	7.082%		6/1/2016	325	364,045
GTE Corp.	6.84%		4/15/2018	241	283,844
Qwest Corp.	7.50%		10/1/2014	600	631,406
Qwest Corp.	7.625%		6/15/2015	531	578,555
Sable International Finance Ltd.†	7.75%		2/15/2017	110	115,775

126	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Telecommunications (continued)
Sable International Finance Ltd.†	8.75%		2/1/2020	$950	$1,074,687
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%		10/1/2017	500	535,000
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(b)	8.25%		5/23/2016	1,200	1,332,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	6.493%		2/2/2016	200	214,000
Total					13,460,663

Telephone-Long Distance 0.07%
America Movil SAB de CV (Mexico)(b)	1.256%	#	9/12/2016	600	606,324

Transportation: Miscellaneous 0.45%
Air Medical Group Holdings, Inc.	9.25%		11/1/2018	925	1,008,250
Florida East Coast Holdings Corp. PIK	10.50%		8/1/2017	709	712,752
Florida East Coast Railway Corp.	8.125%		2/1/2017	500	525,625
Grupo Senda Autotransporte SA de CV (Mexico)†(b)	10.50%		10/3/2015	50	51,000
Kansas City Southern de Mexico SA de CV (Mexico)†(b)	0.937%	#	10/28/2016	350	350,352
Kazakhstan Temir Zholy Finance BV (Netherlands)(b)	7.00%		5/11/2016	300	330,375
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%		1/15/2017	700	745,500
Transnet SOC Ltd. (South Africa)†(b)	4.50%		2/10/2016	400	417,199
Total					4,141,053

Utilities 0.20%
Origin Energy Finance Ltd. (Australia)†(b)	3.50%		10/9/2018	1,450	1,475,724
Public Service Co. of New Mexico	7.95%		5/15/2018	350	421,420
Total					1,897,144

Utilities: Electrical 0.08%
TAQA Abu Dhabi National Energy Co.
(United Arab Emirates)†(b)	4.75%		9/15/2014	700	720,300
Total Corporate Bonds (cost $381,911,244)					384,435,794

FLOATING RATE LOANS(f) 2.15%

Aerospace/Defense 0.08%
Alliant Techsystems, Inc. Term Loan B	3.50%		11/2/2020	504	506,732
DigitalGlobe, Inc. Term Loan	3.75%		1/31/2020	231	233,698
Total					740,430

See Notes to Financial Statements.	127

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Containers 0.03%
Owens-Brockway Glass Container, Inc. Term Loan B1	1.914% - 1.993%	5/19/2016	$236	$236,009

Energy Equipment & Services 0.18%
CenterPoint Energy Field Services LP Term Loan	1.863% - 1.886%	4/24/2016	750	750,938
Crestwood Holdings LLC Term Loan B1	7.00%	6/19/2019	191	197,591
Offshore Group Investment Ltd. 2nd Lien Term Loan	5.75%	3/28/2019	721	730,392
Total				1,678,921

Financial: Miscellaneous 0.05%
Moneygram International, Inc. Term Loan	4.25%	3/27/2020	498	501,699

Food 0.01%
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	125	128,985

Food/Tobacco 0.01%
Diamond Foods, Inc. Revolver Loan	6.25%	2/25/2015	37	36,213
Diamond Foods, Inc. Term Loan	6.25%	2/25/2015	73	73,049
Total				109,262

Gaming 0.32%
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	2,911	2,915,208

Health Care 0.38%
Aptalis Pharma, Inc. Term Loan B	6.00%	10/2/2020	425	430,578
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	150	151,875
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020	75	76,313
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	1.987%	10/26/2017	962	963,139
Fresenius US Finance I, Inc. Tranche B Term Loan	2.248%	8/7/2019	1,885	1,889,241
Total				3,511,146

Leisure 0.02%
Dave & Buster’s, Inc. New Term Loan	4.50%	6/1/2016	49	49,435
ROC Finance LLC Term Loan B	5.00%	6/20/2019	100	96,125
Total				145,560

Media 0.55%
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	1,447	1,430,548
CSC Holdings, Inc. Term Loan B	2.664%	4/17/2020	3,741	3,706,922
Total				5,137,470

128	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Metals & Minerals: Miscellaneous 0.08%
Freeport McMoRan Copper & Gold, Inc. Term Loan	1.67%	2/12/2018		$779	$775,833

Services 0.14%
Hertz Corp. (The) Letter of Credit Term Loan	3.75%	3/9/2018		250	249,062
Landmark Aviation FBO Canada, Inc. Canadian Term Loan	4.75%	10/25/2019		31	31,501
LM U.S. Member LLC 1st Lien Initial Term Loan	4.75%	10/25/2019		465	466,923
Road Infrastructure Investment LLC 1st Lien Term Loan	6.25%	3/30/2018		49	49,088
Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/30/2018		500	506,250
Total					1,302,824

Telecommunications 0.16%
Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020		1,433	1,439,162

Utilities 0.14%
La Frontera Generation LLC Term Loan	4.50%	9/30/2020		140	142,221
Moxie Liberty LLC Construction B1 Advance Term Loan	7.50%	8/20/2020		671	686,097
Panda Temple II Power LLC Construction Term Loan Advance	7.25%	4/3/2019		50	51,563
Windsor Financing LLC Facility BTerm Loan	6.25%	12/5/2017		381	391,727
Total					1,271,608
Total Floating Rate Loans (cost $19,858,586)					19,894,117

FOREIGN BONDS(d) 0.90%

Luxembourg 0.31%
Beverage Packaging Holdings Luxembourg II SA†	9.50%	6/15/2017	EUR	500	709,158
Capsugel FinanceCo SCA†	9.875%	8/1/2019	EUR	1,395	2,127,729
Total					2,836,887

Netherlands 0.42%
Ziggo Finance BV†	6.125%	11/15/2017	EUR	2,800	3,937,729

South Africa 0.06%
Foodcorp Ltd.†	8.75%	3/1/2018	EUR	360	537,474

United Kingdom 0.11%
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	600	870,821
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	100	140,636
Total					1,011,457
Total Foreign Bonds (cost $7,945,300)					8,323,547

See Notes to Financial Statements.	129

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
FOREIGN GOVERNMENT OBLIGATIONS(b) 0.55%

Argentina 0.04%
City of Buenos Aires†	9.95%	3/1/2017	$200	$202,000
Provincia de Neuquen†	7.875%	4/26/2021	137	137,865
Total				339,865

Brazil 0.13%
Republic of Brazil	8.00%	1/15/2018	1,100	1,226,500

Dominican Republic 0.01%
Dominican Republic†	9.04%	1/23/2018	118	127,190

Gabon 0.04%
Republic of Gabon†	8.20%	12/12/2017	300	351,000

Ghana 0.02%
Republic of Ghana†	8.50%	10/4/2017	200	216,000

Indonesia 0.02%
Perusahaan Penerbit SBSN†	4.00%	11/21/2018	200	198,000

Mexico 0.01%
United Mexican States	6.625%	3/3/2015	50	53,625

Mongolia 0.02%
Republic of Mongolia†	4.125%	1/5/2018	200	183,000

Peru 0.01%
Republic of Peru	8.375%	5/3/2016	100	116,250

Philippines 0.01%
Republic of Philippines	8.25%	1/15/2014	80	80,800

Poland 0.03%
Republic of Poland	3.875%	7/16/2015	100	105,114
Republic of Poland	5.00%	10/19/2015	175	188,237
Total				293,351

Russia 0.19%
Russia Eurobonds†	3.625%	4/29/2015	1,700	1,766,810

South Africa 0.01%
Republic of South Africa	6.50%	6/2/2014	100	102,800

130	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Turkey 0.01%
Republic of Turkey	9.50%		1/15/2014	$50	$50,440
Total Foreign Government Obligations (cost $5,146,182)					5,105,631

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.43%

Federal Home Loan Mortgage Corp. 2011-K701 B†	4.436%	#	7/25/2048	3,000	3,154,465
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.687%	#	10/25/2030	560	583,515
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.891%	#	2/25/2045	500	477,522
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872%	#	4/25/2045	900	911,974
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019	633	672,324
Federal Home Loan Mortgage Corp. K706 A1	1.691%		6/25/2018	263	267,996
Federal Home Loan Mortgage Corp. KAIV A1	2.966%		1/25/2021	935	985,284
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	307	313,289
Federal National Mortgage Assoc. 2012-M2 A1	1.824%		2/25/2022	295	296,431
Federal National Mortgage Assoc. 2013-M14 A	1.70%		8/25/2018	841	844,274
Federal National Mortgage Assoc. 2013-M5 ASQ2	0.595%		8/25/2015	4,723	4,719,654
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $13,332,624)					13,226,728

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.08%
Federal Home Loan Mortgage Corp.	2.329%	#	2/1/2036	432	457,926
Federal Home Loan Mortgage Corp.	2.357%	#	4/1/2037	1,056	1,122,949
Federal Home Loan Mortgage Corp.	2.369%	#	6/1/2038	179	190,967
Federal Home Loan Mortgage Corp.	2.418%	#	4/1/2038	423	449,299
Federal Home Loan Mortgage Corp.	2.468%	#	6/1/2038	247	262,729
Federal Home Loan Mortgage Corp.	2.533%	#	2/1/2038	724	779,144
Federal Home Loan Mortgage Corp.	2.535%	#	12/1/2035	409	435,292
Federal Home Loan Mortgage Corp.	2.548%	#	12/1/2037	590	625,151
Federal Home Loan Mortgage Corp.	2.568%	#	11/1/2038	2,006	2,117,952
Federal Home Loan Mortgage Corp.	2.57%	#	4/1/2037	1,110	1,175,604
Federal Home Loan Mortgage Corp.	2.576%	#	5/1/2035	606	647,179
Federal Home Loan Mortgage Corp.	2.622%	#	3/1/2036	1,273	1,355,192
Federal Home Loan Mortgage Corp.	2.629%	#	5/1/2035	309	328,268
Federal Home Loan Mortgage Corp.	2.638%	#	12/1/2036	595	630,617
Federal Home Loan Mortgage Corp.	2.643%	#	4/1/2037	386	408,676
Federal Home Loan Mortgage Corp.	2.653%	#	12/1/2035	874	938,147
Federal Home Loan Mortgage Corp.	2.66%	#	10/1/2039	454	481,733

See Notes to Financial Statements.	131

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	2.665%	#	7/1/2034	$597	$631,452
Federal Home Loan Mortgage Corp.	2.679%	#	10/1/2038	163	173,964
Federal Home Loan Mortgage Corp.	2.687%	#	10/1/2038	875	930,022
Federal Home Loan Mortgage Corp.	2.692%	#	6/1/2041	3,529	3,758,072
Federal Home Loan Mortgage Corp.	2.706%	#	5/1/2036	205	219,315
Federal Home Loan Mortgage Corp.	2.718%	#	2/1/2035	1,256	1,331,011
Federal Home Loan Mortgage Corp.	2.789%	#	9/1/2036	522	556,987
Federal Home Loan Mortgage Corp.	2.803%	#	9/1/2035	519	546,215
Federal Home Loan Mortgage Corp.	2.981%	#	2/1/2037	430	460,488
Federal Home Loan Mortgage Corp.	3.035%	#	12/1/2039	1,098	1,171,747
Federal Home Loan Mortgage Corp.	3.68%	#	11/1/2036	1,250	1,310,754
Federal Home Loan Mortgage Corp.	3.69%	#	6/1/2037	2,453	2,594,271
Federal Home Loan Mortgage Corp.	3.735%	#	9/1/2037	333	355,454
Federal Home Loan Mortgage Corp.	4.131%	#	11/1/2037	98	102,771
Federal Home Loan Mortgage Corp.	5.108%	#	7/1/2038	2,133	2,212,848
Federal National Mortgage Assoc.	1.685%	#	8/1/2037	264	277,054
Federal National Mortgage Assoc.	1.939%	#	1/1/2035	347	368,438
Federal National Mortgage Assoc.	1.96%	#	1/1/2036	432	459,019
Federal National Mortgage Assoc.	1.973%	#	11/1/2034	966	1,021,143
Federal National Mortgage Assoc.	2.19%	#	6/1/2038	841	891,672
Federal National Mortgage Assoc.	2.23%	#	10/1/2035	893	945,510
Federal National Mortgage Assoc.	2.239%	#	12/1/2035	772	808,497
Federal National Mortgage Assoc.	2.277%	#	2/1/2036	376	399,597
Federal National Mortgage Assoc.	2.33%	#	4/1/2038	2,200	2,324,417
Federal National Mortgage Assoc.	2.335%	#	11/1/2036	2,814	2,993,295
Federal National Mortgage Assoc.	2.347%	#	3/1/2039	391	414,719
Federal National Mortgage Assoc.	2.366%	#	1/1/2038	588	628,758
Federal National Mortgage Assoc.	2.377%	#	1/1/2036	1,575	1,668,404
Federal National Mortgage Assoc.	2.394%	#	3/1/2038	212	228,591
Federal National Mortgage Assoc.	2.398%	#	11/1/2036	81	86,274
Federal National Mortgage Assoc.	2.405%	#	8/1/2036	377	398,871
Federal National Mortgage Assoc.	2.411%	#	4/1/2040	2,480	2,629,368
Federal National Mortgage Assoc.	2.417%	#	8/1/2037	226	239,704
Federal National Mortgage Assoc.	2.422%	#	4/1/2038	1,220	1,298,547
Federal National Mortgage Assoc.	2.426%	#	9/1/2038	443	469,334
Federal National Mortgage Assoc.	2.43%	#	3/1/2038	826	875,355
Federal National Mortgage Assoc.	2.431%	#	11/1/2038	1,463	1,554,223
Federal National Mortgage Assoc.	2.451%	#	1/1/2038	616	656,920

132	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Federal National Mortgage Assoc.	2.497%	#	8/1/2038	$204	$216,156
Federal National Mortgage Assoc.	2.501%	#	2/1/2038	193	204,454
Federal National Mortgage Assoc.	2.531%	#	3/1/2039	1,336	1,415,496
Federal National Mortgage Assoc.	2.564%	#	9/1/2037	156	165,359
Federal National Mortgage Assoc.	2.571%	#	6/1/2038	151	160,316
Federal National Mortgage Assoc.	2.58%		11/1/2018	500	519,623
Federal National Mortgage Assoc.	2.60%		1/1/2019	3,000	3,095,848
Federal National Mortgage Assoc.	2.701%	#	12/1/2038	251	267,921
Total Government Sponsored Enterprises Pass-Throughs (cost $56,735,119)					56,445,079

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 27.95%
7 WTC Depositor LLC Trust 2012-7WTC A†	4.082%		3/13/2031	176	184,002
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	326	343,657
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	3,100	3,387,985
Banc of America Commercial Mortgage Trust 2007-2 AM	5.803%	#	4/10/2049	2,335	2,613,597
Banc of America Funding Corp. 2007-6 A1	0.46%	#	7/25/2037	160	132,579
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.683%	#	6/24/2050	1,000	1,095,900
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	379	412,932
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	6.118%	#	2/15/2051	230	256,749
Banc of America Re-REMIC Trust 2011-STRP A3†	2.415%		11/17/2039	79	79,389
Banc of America Re-REMIC Trust 2011-STRP A4†	1.501%		5/17/2046	137	137,079
Banc of America Re-REMIC Trust 2012-CLRN B†	1.768%	#	8/15/2029	525	526,055
Banc of America Re-REMIC Trust 2012-CLRN C†	2.268%	#	8/15/2029	200	200,530
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.874%	#	9/11/2038	24	24,395
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 AM	5.898%	#	6/11/2040	1,010	1,135,715
BWAY Mortgage Trust 2013-1515 XB†	0.534%	#	3/10/2033	47,800	1,883,607
CFCRE Commercial Mortgage Trust 2011-C1 A2†	3.759%		4/15/2044	2,800	2,948,704
CFCRE Commercial Mortgage Trust 2011-C2 A2	3.061%		12/15/2047	3,800	3,960,521
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.894%	#	12/10/2049	1,935	2,151,741
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	160	174,931
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	930	933,996

See Notes to Financial Statements.	133

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc. 2013-2 2A1†	0.276%	#	10/25/2036	$820	$786,847
Citigroup Mortgage Loan Trust, Inc. 2013-2 5A1†	0.306%	#	7/25/2036	739	691,082
Citigroup Mortgage Loan Trust, Inc. 2013-3 1A1†	0.791%	#	7/25/2036	870	821,476
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	285	313,988
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.348%	#	6/15/2022	404	402,151
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	1,723	1,779,242
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	5.147%	#	7/17/2028	134	134,935
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	500	514,822
Commercial Mortgage Pass-Through Certificates 2012-9W57 X†	1.525%	#	2/10/2029	12,000	504,282
Commercial Mortgage Pass-Through Certificates 2012-CR1 A1	1.116%		5/15/2045	1,802	1,809,681
Commercial Mortgage Pass-Through Certificates 2012-CR2 A2	2.025%		8/15/2045	2,010	2,038,222
Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%		10/15/2045	970	972,019
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA	2.16%	#	10/15/2045	5,934	702,199
Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.295%	#	9/17/2029	267	270,981
Commercial Mortgage Pass-Through Certificates 2012-FL2 B†	1.768%	#	9/17/2029	200	199,797
Commercial Mortgage Pass-Through Certificates 2012-FL2 C†	2.268%	#	9/17/2029	620	620,965
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	593	593,477
Commercial Mortgage Pass-Through Certificates 2012-MVP A†	2.107%	#	11/17/2026	357	358,182
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.768%	#	11/17/2026	400	397,626
Commercial Mortgage Pass-Through Certificates 2012-MVP C†	2.318%	#	11/17/2026	405	405,996
Commercial Mortgage Pass-Through Certificates 2012-MVP D†	3.168%	#	11/17/2026	1,300	1,313,642
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	5,000	5,054,662

134	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	$690	$695,431
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA	1.755%	#	3/10/2046	11,878	1,086,233
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA	0.885%	#	6/10/2046	19,921	851,605
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	3,425	3,436,188
Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.509%		9/15/2039	4,200	4,536,947
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%		12/15/2039	1,200	1,287,907
Credit Suisse Mortgage Capital Certificates 2007-TF2A A1†	0.348%	#	4/15/2022	784	774,540
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	6.233%	#	2/15/2041	1,035	1,157,312
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.953%	#	9/15/2039	225	246,301
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%	#	2/25/2043	691	630,267
CW Capital Cobalt Ltd. 2007-C2 AM†	5.461%		4/15/2047	220	243,842
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%		4/15/2047	2,000	2,227,772
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	4,075	4,286,483
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	662	708,013
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	1,360	1,425,338
DBUBS Mortgage Trust 2011-LC3A A2	3.642%		8/10/2044	1,370	1,446,965
DDR Corp. 2009-DDR1 A†	3.807%		10/14/2022	3,167	3,230,029
Del Coronado Trust 2013 HDC A†	0.968%	#	3/15/2026	500	497,806
Del Coronado Trust 2013 HDC B†	1.468%	#	3/15/2026	1,000	998,127
Del Coronado Trust 2013 HDC C†	1.768%	#	3/15/2026	500	498,170
Del Coronado Trust 2013 HDC D†	2.118%	#	3/15/2026	500	496,387
Del Coronado Trust 2013 HDC E†	2.818%	#	3/15/2026	500	492,561
Extended Stay America Trust 2013-ESFL DFL†	3.309%	#	12/5/2031	130	128,138
Extended Stay America Trust 2013-ESH5 B5†	2.278%		12/5/2031	1,700	1,690,978
Extended Stay America Trust 2013-ESH5 C5†	2.675%		12/5/2031	400	397,317
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	1,200	1,192,777
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	1,525	1,505,292
Extended Stay America Trust 2013-ESH7 D7†	5.521%	#	12/5/2031	1,000	1,023,052
Fontainebleau Miami Beach Trust 2012-FBLU B†	3.875%		5/5/2027	1,500	1,559,318
Fontainebleau Miami Beach Trust 2012-FBLU D†	5.007%		5/5/2027	600	620,130

See Notes to Financial Statements.	135

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fosse Master Issuer plc 2012-1A 2A2 (United Kingdom)†(b)	1.646%	#	10/18/2054	$164	$165,840
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(b)	2.196%	#	10/18/2054	250	254,608
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(b)	0.368%	#	12/20/2054	544	538,655
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(b)	0.428%	#	12/20/2054	619	614,045
Granite Master Issuer plc 2006-3 A3 (United Kingdom)(b)	0.248%	#	12/20/2054	1,386	1,369,049
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(b)	0.368%	#	12/20/2054	900	890,825
Granite Master Issuer plc 2006-4 A4 (United Kingdom)(b)	0.268%	#	12/20/2054	2,574	2,543,667
Granite Master Issuer plc 2007-1 2A1 (United Kingdom)(b)	0.308%	#	12/20/2054	266	263,233
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(b)	0.368%	#	12/20/2054	435	430,478
Granite Master Issuer plc 2007-2 2A1 (United Kingdom)(b)	0.248%	#	12/17/2054	1,096	1,083,017
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.018%	#	7/10/2038	1,390	1,527,454
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	66	66,594
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	805	888,695
GS Mortgage Securities Corp. II 2007-EOP E†	2.476%		3/6/2020	340	340,552
GS Mortgage Securities Corp. II 2007-EOP F†	2.633%		3/6/2020	155	155,253
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	1,731	1,836,300
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%		12/10/2043	462	489,880
GS Mortgage Securities Corp. II 2011-GC3 A1†	2.331%		3/10/2044	445	449,826
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	940	990,135
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%		8/10/2044	936	978,596
GS Mortgage Securities Corp. II 2012-GCJ7 A2	2.318%		5/10/2045	2,540	2,612,219
GS Mortgage Securities Corp. II 2012-GCJ9 A2	1.762%		11/10/2045	1,000	1,004,227
GS Mortgage Securities Corp. II 2012-GCJ9 XA	2.553%	#	11/10/2045	1,975	267,074
GS Mortgage Securities Corp. II 2013-GC12 A2	2.011%		6/10/2046	1,120	1,122,962
GS Mortgage Securities Corp. II 2013-GC12 XA	1.949%	#	6/10/2046	25,813	2,736,618
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	1,364	1,363,000
GS Mortgage Securities Corp. II 2013-KYO C†	1.919%	#	11/8/2029	3,800	3,791,486
GS Mortgage Securities Corp. II 2013-KYO D†	2.769%	#	11/8/2029	1,200	1,201,375
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	2,000	2,040,121

136	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	$1,500	$1,531,221
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%		12/14/2049	500	547,910
GS Mortgage Securities Trust 2012-GC6 XA†	2.358%	#	1/10/2045	5,850	714,950
GS Mortgage Securities Trust 2012-GCJ7 A1	1.144%		5/10/2045	1,784	1,790,068
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	2,250	2,207,049
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 AMFX	5.40%		6/12/2047	265	287,162
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 AM	5.895%	#	2/12/2049	385	419,085
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-FL1A A2†	0.618%	#	7/15/2019	105	102,949
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A1†	2.749%		11/15/2043	215	221,089
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A2†	3.616%		11/15/2043	3,000	3,194,487
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-RR1 JPB†	6.002%	#	6/18/2049	372	411,785
JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2†	3.364%		11/13/2044	3,805	4,009,850
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-C8 A2	1.797%		10/15/2045	550	553,040
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-LC9 A2	1.677%		12/15/2047	1,315	1,314,575
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-C10 XA	1.476%	#	12/15/2047	13,932	1,107,335
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-C12 A2	2.424%		7/15/2045	4,700	4,788,677
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-C12 XA	1.051%	#	7/15/2045	7,462	358,284
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-FL3 B†	1.418%	#	4/15/2028	2,300	2,264,641
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-FL3 C†	1.968%	#	4/15/2028	1,500	1,492,229
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-FL3 D†	2.518%	#	4/15/2028	1,300	1,278,259
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-JWRZ A†	0.948%	#	4/15/2030	1,500	1,493,557
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-JWRZ B†	1.318%	#	4/15/2030	1,000	996,985

See Notes to Financial Statements.	137

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-JWRZ C†	1.668%	#	4/15/2030	$1,750	$1,742,604
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-LC11 XA	1.729%	#	4/15/2046	1,994	194,971
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LD11 A2	5.987%	#	6/15/2049	141	141,871
JPMorgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B†	5.707%	#	3/18/2051	1,395	1,502,527
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.075%	#	6/15/2038	3,260	3,591,226
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	2,098	2,284,221
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	2,210	2,426,634
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	151	142,857
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	126	122,027
Merrill Lynch Floating Trust 2008-LAQA A2†	0.707%	#	7/9/2021	3,950	3,906,275
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	1,090	1,192,606
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM	5.419%		8/12/2048	4,785	5,053,281
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A3FL†	0.384%	#	6/12/2050	67	66,401
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%		8/15/2045	690	706,474
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A2	1.868%		11/15/2045	1,930	1,943,860
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	1,657	1,638,267
Morgan Stanley Capital I 2007-HQ12 A3	5.778%	#	4/12/2049	400	402,170
Morgan Stanley Capital I 2007-HQ12 AM	5.778%	#	4/12/2049	2,256	2,488,544
Morgan Stanley Capital I 2007-IQ15 AM	6.107%	#	6/11/2049	1,967	2,141,838
Morgan Stanley Capital I 2011-C1 A2†	3.884%		9/15/2047	1,380	1,455,109
Morgan Stanley Capital I 2011-C2 A2†	3.476%		6/15/2044	250	264,622
Morgan Stanley Capital I 2012-STAR A1†	2.084%		8/5/2034	537	534,759
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.994%	#	8/12/2045	5,000	5,530,765
Morgan Stanley Re-REMIC Trust 2010-R3 3B†	0.406%	#	6/26/2036	418	414,113
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%		3/27/2051	1,236	1,236,134
Motel 6 Trust 2012-MTL6 C†	3.139%		10/5/2025	1,900	1,906,431
Motel 6 Trust 2012-MTL6 D†	3.781%		10/5/2025	3,160	3,167,516

138	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
NorthStar 2012-1 Mortgage Trust 2012-1 B†	1.819%	#	8/25/2029	$1,130	$1,129,758
NorthStar 2012-1 Mortgage Trust 2012-1 C†	2.32%	#	8/25/2029	1,130	1,131,722
NorthStar Real Estate CDO Ltd. 2013 -1A†	2.016%	#	8/25/2029	1,250	1,269,500
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.166%	#	8/25/2029	1,250	1,256,250
Prima Capital Ltd.	2.214%		5/24/2021	3,265	3,405,518
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	300	309,036
RBSCF Trust 2010-MB1 C†	4.842%	#	4/15/2024	145	150,968
RBSCF Trust 2010-RR3 MSCB†	6.107%	#	6/16/2049	3,010	3,350,708
RBSCF Trust 2010-RR3 WBTB†	6.123%	#	2/16/2051	930	1,038,180
RBSSP Resecuritization Trust 2013-1 3A1†	0.28%	#	1/26/2037	498	464,474
RBSSP Resecuritization Trust 2013-3 1A1†	0.326%	#	11/26/2036	998	940,880
RBSSP Resecuritization Trust 2013-3 2A1†	0.33%	#	11/26/2036	984	884,958
RCMC LLC 2012-CRE1 A†	5.624%		11/15/2044	895	900,344
RREF LLC 2013-LT3	2.50%		6/20/2028	642	641,825
Sequoia Mortgage Trust 2012-4 A2	3.00%		9/25/2042	248	241,455
Sequoia Mortgage Trust 2013-1 2A1	1.855%		2/25/2043	439	379,144
Sequoia Mortgage Trust 2013-2 A	1.874%		2/25/2043	1,357	1,189,158
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(b)	1.792%	#	1/21/2055	200	201,949
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	551	550,961
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%	#	6/25/2058	1,878	1,861,646
Starwood Property Mortgage Trust 2013-FV1 C†	2.768%	#	8/11/2028	500	501,017
Starwood Property Mortgage Trust 2013-FV1 D†	3.668%	#	8/11/2028	500	501,253
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	158	159,857
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%		5/10/2063	2,000	2,036,530
UBS-Barclays Commercial Mortgage Trust 2012-C3 A2	1.852%		8/10/2049	520	524,728
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%		12/10/2045	1,200	1,206,348
UBS-Barclays Commercial Mortgage Trust 2013-C5 A2	2.137%		3/10/2046	5,000	5,091,900
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA†	1.292%	#	3/10/2046	11,889	872,431
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA†	1.511%	#	4/10/2046	19,881	1,721,972
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A2	2.804%		1/10/2045	205	214,367
Vornado DP LLC 2010-VNO A1†	2.97%		9/13/2028	363	378,692

See Notes to Financial Statements.	139

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	$400	$438,300
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	435	468,756
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%	11/15/2048	1,233	1,363,702
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%	12/15/2043	2,000	2,175,214
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%	4/15/2047	4,000	4,391,954
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%	10/15/2045	450	452,221
Wells Fargo Re-REMIC Trust 2012-IO A†	1.75%	8/20/2021	306	305,588
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	1,275	1,341,030
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%	2/15/2044	950	1,040,303
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%	3/15/2044	472	493,049
WF-RBS Commercial Mortgage Trust 2011-C4 A1†	1.607%	6/15/2044	738	744,730
WF-RBS Commercial Mortgage Trust 2011-C5 A2	2.684%	11/15/2044	4,300	4,453,467
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%	11/15/2044	1,350	1,421,011
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%	12/15/2045	480	479,797
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	327	329,435
WF-RBS Commercial Mortgage Trust 2012-C7 XA†	1.748%#	6/15/2045	12,738	1,246,803
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%	8/15/2045	1,040	1,048,827
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%	3/15/2045	3,900	3,933,076
WF-RBS Commercial Mortgage Trust 2013-C12 A2	2.072%	3/15/2048	5,545	5,593,383
WF-RBS Commercial Mortgage Trust 2013-C13 XA†	1.625%#	5/15/2045	12,924	1,170,746
Total Non-Agency Commercial Mortgage-Backed Securities (cost $261,746,336)				259,339,559

140	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
U.S. TREASURY OBLIGATION 3.08%

U.S. Treasury Note (cost $28,544,362)	0.375%	3/15/2015	$28,500	$28,566,804
Total Long-Term Investments (cost $890,786,028)				890,965,527

SHORT-TERM INVESTMENTS 3.98%

COMMERCIAL PAPER 1.26%

Energy 0.80%
DCP Midstream LLC	Zero Coupon	12/24/2013	1,000	999,469
DCP Midstream LLC	Zero Coupon	12/12/2013	200	199,948
DCP Midstream LLC	Zero Coupon	12/18/2013	2,000	1,999,178
Talisman Energy, Inc.	Zero Coupon	12/9/2013	1,500	1,499,760
Talisman Energy, Inc.	Zero Coupon	12/18/2013	1,500	1,499,483
Talisman Energy, Inc.	Zero Coupon	1/28/2014	1,250	1,248,490
Total				7,446,328

Integrated Oils 0.38%
Weatherford International Ltd.	Zero Coupon	12/20/2013	1,250	1,249,406
Weatherford International Ltd.	Zero Coupon	12/23/2013	500	499,725
Weatherford International Ltd.	Zero Coupon	12/11/2013	250	249,924
Weatherford International Ltd.	Zero Coupon	12/9/2013	1,500	1,499,633
Total				3,498,688

Utilities 0.08%
Ameren Corp.	Zero Coupon	1/15/2014	750	749,344
Total Commercial Paper (cost $11,694,360)				11,694,360

CONVERTIBLE BOND 0.09%

Metals & Minerals: Miscellaneous

Goldcorp, Inc. (Canada)(b) (cost $835,479)	2.00%	8/1/2014	831	834,116

CORPORATE BONDS 0.56%

Banks: Diversified 0.08%
Ally Financial, Inc.	7.50%	12/31/2013	100	100,463
Royal Bank of Scotland Group plc (United Kingdom)(b)	5.00%	10/1/2014	650	665,075
Total				765,538

See Notes to Financial Statements.	141

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Cable Services 0.01%
Time Warner Cable, Inc.	7.50%		4/1/2014	$50	$51,094

Computer Hardware 0.05%
Hewlett-Packard Co.	4.75%		6/2/2014	400	407,935

Entertainment 0.04%
Snoqualmie Entertainment Authority†	4.147%	#	2/1/2014	400	398,000

Insurance 0.04%
Assurant, Inc.	5.625%		2/15/2014	400	403,668

Media 0.01%
Interpublic Group of Cos., Inc. (The)	6.25%		11/15/2014	124	129,890

Metals & Minerals: Miscellaneous 0.25%
Anglo American Capital plc (United Kingdom)†(b)	9.375%		4/8/2014	680	700,061
Barrick Gold Corp. (Canada)(b)	1.75%		5/30/2014	1,630	1,641,121
Total					2,341,182

Real Estate Investment Trusts 0.08%
Hospitality Properties Trust	7.875%		8/15/2014	200	202,802
UDR, Inc.	5.50%		4/1/2014	525	532,721
Total					735,523
Total Corporate Bonds (cost $5,225,206)					5,232,830

REPURCHASE AGREEMENT 2.07%
Repurchase Agreement dated 11/29/2013, Zero Coupon due 12/2/2013 with Fixed Income Clearing Corp. collateralized by $19,170,000 of Federal Home Loan Bank at 2.50% due 6/13/2014; value: $19,625,288, proceeds: $19,236,462 (cost $19,236,462)				19,236	19,236,462

Total Short-Term Investments (cost $36,991,507)					36,997,768
Total Investments in Securities 100.01% (cost $927,777,535)					927,963,295
Liabilities in Excess of Cash and Other Assets(g) (0.01%)					(84,049)
Net Assets 100.00%					$927,879,246

142	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
COD	Certificate of Deposit.
IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2013.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Foreign security traded in U.S. dollars.
(c)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of November 30, 2013.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Defaulted security.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at November 30, 2013.
(g)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Consumer Price Index (“CPI”) Swaps at November 30, 2013:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	CPI Urban Consumer NSA	1.700%	11/21/2015	$20,000,000	$20,024,702	$24,702
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	5,100,126	100,126
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	5,069,888	69,888
Morgan Stanley	CPI Urban Consumer NSA	2.5225%	10/31/2023	15,000,000	15,080,887	80,887
Morgan Stanley	CPI Urban Consumer NSA	2.7975%	6/28/2043	15,000,000	15,220,086	220,086
Unrealized Appreciation on CPI Swaps						$495,689

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.420%	CPI Urban Consumer NSA	5/19/2017	$15,000,000	$14,502,229	$(497,771)
Bank of America	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,759,372	(240,628)
Bank of America	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,752,420	(247,580)
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,684,156	(315,844)
Barclays Bank plc	1.5425%	CPI Urban Consumer NSA	7/25/2014	12,000,000	11,962,261	(37,739)
Barclays Bank plc	2.215%	CPI Urban Consumer NSA	2/24/2015	5,000,000	4,908,722	(91,278)

See Notes to Financial Statements.	143

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	$15,000,000	$14,443,592	$(556,408)
Barclays Bank plc	2.6475%	CPI Urban Consumer NSA	9/28/2022	20,000,000	19,420,597	(579,403)
Barlcays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	14,492,814	(507,186)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	14,298,621	(701,379)
Credit Suisse	2.525%	CPI Urban Consumer NSA	1/11/2019	15,000,000	14,480,230	(519,770)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,789,249	(210,751)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	29,049,278	(950,722)
Credit Suisse	2.864%	CPI Urban Consumer NSA	2/22/2032	8,000,000	7,660,980	(339,020)
Deutsche Bank AG	1.965%	CPI Urban Consumer NSA	2/15/2014	6,000,000	5,954,441	(45,559)
Deutsche Bank AG	2.1325%	CPI Urban Consumer NSA	4/5/2014	10,000,000	9,881,126	(118,874)
Deutsche Bank AG	2.145%	CPI Urban Consumer NSA	2/8/2016	6,000,000	5,882,125	(117,875)
Deutsche Bank AG	2.1775%	CPI Urban Consumer NSA	4/22/2018	30,000,000	29,562,766	(437,234)
Deutsche Bank AG	2.1925%	CPI Urban Consumer NSA	8/16/2017	10,000,000	9,819,487	(180,513)
Deutsche Bank AG	2.245%	CPI Urban Consumer NSA	3/20/2014	6,000,000	5,920,731	(79,269)
Deutsche Bank AG	2.340%	CPI Urban Consumer NSA	6/17/2016	5,000,000	4,847,370	(152,630)
Deutsche Bank AG	2.3825%	CPI Urban Consumer NSA	5/23/2020	40,000,000	39,330,510	(669,490)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,858,526	(141,474)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	19,715,670	(284,330)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,775,462	(224,538)
Deutsche Bank AG	2.4925%	CPI Urban Consumer NSA	5/16/2016	4,000,000	3,861,332	(138,668)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,787,636	(212,364)
Deutsche Bank AG	2.520%	CPI Urban Consumer NSA	8/8/2021	5,000,000	4,823,158	(176,842)
Deutsche Bank AG	2.585%	CPI Urban Consumer NSA	11/28/2020	15,000,000	14,471,248	(528,752)
Deutsche Bank AG	2.590%	CPI Urban Consumer NSA	5/13/2016	12,000,000	11,525,815	(474,185)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,771,524	(228,476)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	14,415,898	(584,102)

144	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	$15,000,000	$14,410,734	$(589,266)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	8,644,591	(355,409)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,649,339	(350,661)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	14,383,707	(616,293)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	14,381,912	(618,088)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	14,366,406	(633,594)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	28,874,795	(1,125,205)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	28,835,593	(1,164,407)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	5,862,296	(137,704)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	7,516,249	(483,751)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	23,976,676	(1,023,324)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	14,146,398	(853,602)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	29,307,197	(692,803)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,739,579	(260,421)
Goldman Sachs	2.5575%	CPI Urban Consumer NSA	11/13/2019	20,000,000	19,296,873	(703,127)
Goldman Sachs	2.6475%	CPI Urban Consumer NSA	12/6/2020	20,000,000	19,192,417	(807,583)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	14,365,059	(634,941)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	19,253,684	(746,316)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	14,246,100	(753,900)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	9,476,631	(523,369)
J.P. Morgan	2.385%	CPI Urban Consumer NSA	5/16/2020	10,000,000	9,753,319	(246,681)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,775,161	(224,839)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	19,294,671	(705,329)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	14,390,621	(609,379)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	28,850,908	(1,149,092)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	6,768,189	(231,811)

See Notes to Financial Statements.	145

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	$4,000,000	$3,754,392	$(245,608)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	4,635,432	(364,568)
Morgan Stanley	1.3975%	CPI Urban Consumer NSA	7/12/2014	10,000,000	9,988,229	(11,771)
Morgan Stanley	2.265%	CPI Urban Consumer NSA	6/22/2016	5,000,000	4,865,140	(134,860)
Morgan Stanley	2.270%	CPI Urban Consumer NSA	3/14/2014	5,000,000	4,933,327	(66,673)
Morgan Stanley	CPI Urban Consumer NSA	2.415%	7/2/2023	15,000,000	14,971,297	(28,703)
Morgan Stanley	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,731,855	(268,145)
Morgan Stanley	2.555%	CPI Urban Consumer NSA	2/11/2018	20,000,000	19,332,901	(667,099)
Morgan Stanley	2.6725%	CPI Urban Consumer NSA	1/22/2021	20,000,000	19,235,945	(764,055)
Morgan Stanley	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	14,440,197	(559,803)
Morgan Stanley	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	11,326,518	(673,482)
Morgan Stanley	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,765,992	(234,008)
UBS AG	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,702,464	(297,536)
UBS AG	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	9,677,639	(322,361)
UBS AG	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	11,363,735	(636,265)
UBS AG	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	4,829,916	(170,084)
Wells Fargo	1.690%	CPI Urban Consumer NSA	6/1/2015	8,000,000	7,941,679	(58,321)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,780,524	(219,476)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,651,621	(348,379)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	14,459,421	(540,579)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	14,411,317	(588,683)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	19,195,128	(804,872)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	24,025,437	(974,563)
Wells Fargo	2.855%	CPI Urban Consumer NSA	11/23/2032	10,000,000	9,638,926	(361,074)
Wells Fargo	2.950%	CPI Urban Consumer NSA	1/31/2033	15,000,000	14,283,333	(716,667)
Unrealized Depreciation on CPI Swaps						$(36,889,184)

146	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

Open Credit Default Swaps on Indexes – Sell Protection at November 30, 2013(1):

Referenced Index	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Upfront Payments Received(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$300,000	$293,294	$295,530	$16,158	$11,688	$4,470
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	500,000	488,824	492,550	12,191	4,741	7,450
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	1,000,000	995,333	975,900	35,371	11,271	24,100
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	2,000,000	1,990,666	1,951,800	72,576	24,376	48,200
Markit CMBX. NA.AAA.4(6)	.35%	2/17/2051	500,000	492,867	488,900	39,154	28,054	11,100
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	300,000	293,295	295,530	16,183	11,713	4,470
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	500,000	488,824	492,550	26,972	19,522	7,450
Markit CMBX. NA.AAA.3(7)	.08%	12/13/2049	100,000	99,533	97,590	7,731	5,321	2,410
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	1,500,000	1,466,472	1,477,650	42,041	19,691	22,350
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	200,000	199,067	195,180	16,576	11,756	4,820
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	500,000	497,666	487,950	41,360	29,310	12,050
						$326,313	$177,443	$148,870

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(o)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $177,443. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse
(7)	Swap Counterparty: Goldman Sachs
(8)	Swap Counterparty: Morgan Stanley

Open Forward Foreign Currency Exchange Contracts at November 30, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Buy	Goldman Sachs	12/20/2013	160,000	$216,511	$217,406	$895
Canadian dollar	Sell	UBS AG	2/26/2014	720,000	680,388	676,167	4,221
euro	Sell	Morgan Stanley	12/20/2013	750,000	1,020,599	1,019,092	1,507
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$6,623

See Notes to Financial Statements.	147

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2013

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Barclays Bank plc	1/17/2014	64,000	$102,820	$104,690	$(1,870)
euro	Sell	Goldman Sachs	12/20/2013	1,325,000	1,768,475	1,800,397	(31,922)
euro	Sell	Goldman Sachs	1/17/2014	1,884,000	2,541,079	2,560,011	(18,932)
euro	Sell	Goldman Sachs	2/13/2014	2,323,000	3,115,455	3,156,692	(41,237)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(93,961)

Open Futures Contracts at November 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2014	898	Long	$197,826,595	$63,805

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	March 2014	288	Short	$(34,825,500)	$(35,023)

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$115,628,268	$—	$115,628,268
Corporate Bonds	—	389,668,624	—	389,668,624
Floating Rate Loans(4)
Aerospace/Defense	—	740,430	—	740,430
Containers	—	—	236,009	236,009
Energy Equipment & Services	—	927,983	750,938	1,678,921
Financial: Miscellaneous	—	501,699	—	501,699
Food	—	128,985	—	128,985
Food/Tobacco	—	109,262	—	109,262
Gaming	—	2,915,208	—	2,915,208
Health Care	—	3,511,146	—	3,511,146
Leisure	—	145,560	—	145,560
Media	—	5,137,470	—	5,137,470
Metals & Minerals: Miscellaneous	—	775,833	—	775,833
Services	—	1,302,824	—	1,302,824
Telecommunications	—	1,439,162	—	1,439,162
Utilities	—	585,511	686,097	1,271,608
Foreign Bonds	—	8,323,547	—	8,323,547
Foreign Government Obligations	—	5,105,631	—	5,105,631
Government Sponsored Enterprises
Collateralized Mortgage Obligations	—	13,226,728	—	13,226,728
Government Sponsored Enterprises
Pass-Throughs	—	56,445,079	—	56,445,079
Non-Agency Commercial
Mortgage-Backed Securities	—	259,339,559	—	259,339,559
U.S. Treasury Obligation	—	28,566,804	—	28,566,804
Commercial Paper	—	11,694,360	—	11,694,360
Convertible Bond	—	834,116	—	834,116
Repurchase Agreement	—	19,236,462	—	19,236,462
Total	$—	$926,290,251	$1,673,044	$927,963,295

148	See Notes to Financial Statements.

Schedule of Investments (concluded)

INFLATION FOCUSED FUND November 30, 2013

Other Financial Instruments	Level 1	Level 2	Level 3	Total
CPI Swaps
Assets	$—	$495,689	$—	$495,689
Liabilities	—	(36,889,184)	—	(36,889,184)
Credit Default Swaps
Assets	—	177,443	—	177,443
Liabilities	—	—	—	—
Forward Foreign Currency Exchange
Contracts
Assets	—	6,623	—	6,623
Liabilities	—	(93,961)	—	(93,961)
Futures Contracts
Assets	63,805	—	—	63,805
Liabilities	(35,023)	—	—	(35,023)
Unfunded Commitments
Assets	—	814	—	814
Liabilities	—	—	—	—
Total	$28,782	$(36,302,576)	$—	$(36,273,794)

(1)	Refer to note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended November 30, 2013.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of December 1, 2012	$1,213,388
Accrued discounts/premiums	1,235
Realized gain (loss)	(116,368)
Change in unrealized appreciation /depreciation	15,021
Purchases	1,304,919
Sales	(697,798)
Net transfers in or out of level 3	(47,353)
Balance as of November 30, 2013	$1,673,044

See Notes to Financial Statements.	149

Schedule of Investments

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 94.15%

ASSET-BACKED SECURITIES 11.13%

Automobiles 6.07%
Ally Auto Receivables Trust 2012-2 A3	0.74%		4/15/2016	$33,612	$33,683,235
Ally Auto Receivables Trust 2012-5 A3	0.62%		3/15/2017	58,040	58,125,986
Ally Auto Receivables Trust 2013-SN1 A2	0.52%		5/20/2015	34,590	34,590,744
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%		10/8/2015	1,192	1,192,346
AmeriCredit Automobile Receivables Trust 2012-2 A2	0.76%		10/8/2015	4,938	4,939,746
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%		12/8/2015	8,853	8,856,104
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%		4/8/2016	10,180	10,177,907
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%		6/8/2017	42,450	42,464,603
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%		6/8/2017	33,500	33,507,940
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%		6/8/2016	12,831	12,826,745
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%		10/10/2017	34,775	34,746,937
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%		3/8/2018	16,424	16,379,516
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%		9/10/2018	19,125	19,259,803
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%		9/10/2018	42,900	42,998,477
BMW Vehicle Lease Trust 2013-1 A3	0.54%		9/21/2015	31,842	31,839,994
California Republic Auto Receivables Trust 2013-1 A2†	1.41%		9/17/2018	47,458	47,489,418
California Republic Auto Receivables Trust 2013-2 A2	1.23%		3/15/2019	46,130	46,197,742
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%		3/20/2015	54,921	54,902,217
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%		7/20/2016	47,921	47,933,268
Capital Auto Receivables Asset Trust 2013-2 A1	0.77%		7/20/2015	48,000	48,070,272
Capital Auto Receivables Asset Trust 2013-4 A1	0.546%	#	3/21/2016	63,000	63,000,000
Capital Auto Receivables Asset Trust 2013-4 A2	0.85%		2/21/2017	46,650	46,644,309
CarMax Auto Owner Trust 2013-4 A3	0.80%		7/16/2018	33,680	33,739,243
Chrysler Capital Auto Receivables Trust
2013-AA A3†	0.91%		4/16/2018	18,590	18,646,002

150	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Ford Credit Auto Lease Trust 2013-B A3	0.76%	9/15/2016	$19,500	$19,529,728
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	67,900	67,962,706
Huntington Auto Trust 2012-2 A3	0.51%	4/17/2017	106,000	105,861,352
Hyundai Auto Lease Securitization Trust 2012-A A2†	0.68%	1/15/2015	3,142	3,142,363
Hyundai Auto Lease Securitization Trust 2012-A A3†	0.92%	8/17/2015	90,895	91,138,553
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	41,000	41,058,775
Hyundai Auto Lease Securitization Trust 2013-B A3†	0.98%	10/17/2016	41,700	41,876,328
Hyundai Auto Receivables Trust 2012-C A3	0.53%	4/17/2017	53,200	53,270,650
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	30,000	30,037,110
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%	6/15/2015	75,600	75,632,810
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%	2/15/2016	48,095	48,157,307
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%	7/15/2016	45,680	45,698,775
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	24,337	24,362,286
Nissan Auto Lease Trust 2013-A A3	0.61%	4/15/2016	10,000	10,007,825
Porsche Innovative Lease Owner Trust 2013-1 A3†	0.70%	8/22/2016	42,576	42,637,863
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	2,239	2,241,809
Santander Drive Auto Receivables Trust 2011-4 A3	1.64%	9/15/2015	7,816	7,826,021
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	74	73,726
Santander Drive Auto Receivables Trust 2012-2 A3	1.22%	12/15/2015	17,837	17,876,937
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%	4/15/2016	29,575	29,641,462
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%	8/17/2015	12,323	12,327,209
Santander Drive Auto Receivables Trust 2012-5 A3	0.83%	12/15/2016	12,682	12,704,403
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%	7/15/2016	30,290	30,316,973
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%	2/16/2016	19,583	19,587,698
Santander Drive Auto Receivables Trust 2013-1 A2	0.48%	2/16/2016	12,499	12,499,590
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%	6/15/2017	44,700	44,694,055
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%	3/15/2016	27,258	27,259,087
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%	9/15/2016	36,822	36,818,157
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	28,650	28,580,366
Santander Drive Auto Receivables Trust 2013-5 A3	0.82%	2/15/2018	36,963	37,020,588
Volkswagen Auto Lease Trust 2012-A A3	0.87%	7/20/2015	63,745	63,917,239
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%	1/20/2017	90,395	90,403,949

See Notes to Financial Statements.	151

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%		4/20/2018	$67,670	$67,746,264
World Omni Automobile Lease Securitization Trust
2013-A A2A	0.73%		5/16/2016	31,895	31,948,775
Total					2,066,071,293

Credit Cards 1.15%
American Express Credit Account Master Trust 2012-3 B	0.668%	#	3/15/2018	21,700	21,647,551
Citibank Omni Master Trust 2009-A14A†	2.918%	#	8/15/2018	91,335	92,910,255
Discover Card Execution Note Trust 2012-B3	0.618%	#	5/15/2018	67,800	67,629,720
Dryrock Issuance Trust 2012-1 A	0.318%	#	8/15/2017	50,000	9,960,500
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	40,750	40,719,947
MBNA Credit Card Master Note Trust 2004-B1	4.45%		8/15/2016	40,200	40,645,919
World Financial Network Credit Card Master Trust 2011-A	1.68%		8/15/2018	33,150	33,439,184
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	45,175	45,050,565
Total					392,003,641

Home Equity 1.61%
Apidos CDO III Ltd. 2006-3A A2†	0.706%	#	6/12/2020	11,000	10,559,573
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1 A3	0.37%	#	1/25/2036	26,620	25,389,865
Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.33%	#	5/25/2036	27,066	24,549,786
Asset Backed Securities Corp. Home Equity Loan Trust Series RFC 2007-HE1 A3	0.26%	#	12/25/2036	10,756	10,593,043
Atrium V-5A A1†	0.487%	#	7/20/2020	15,722	15,528,631
Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.24%	#	12/25/2036	4,163	4,117,576
Bridgeport CLO Ltd. 2006-1A A1†	0.492%	#	7/21/2020	11,890	11,745,654
Cornerstone CLO Ltd. 2007-1A A1S†	0.464%	#	7/15/2021	30,000	29,180,094
Dryden VIII Leveraged Loan CDO 2005-8A C†	0.958%	#	5/22/2017	7,250	7,052,000
Flagship CLO V 2006-1A A†	0.483%	#	9/20/2019	24,000	23,723,038
Gannett Peak CLO Ltd. 2006-1A A1B†	0.508%	#	10/27/2020	6,561	6,514,355
Home Equity Asset Trust 2006-6 2A2	0.28%	#	11/25/2036	10,500	10,464,046
Home Equity Asset Trust 2006-7 2A2	0.28%	#	1/25/2037	26,854	26,232,221
Home Equity Asset Trust 2006-8 2A2	0.276%	#	3/25/2037	24,625	24,214,230
ING Investment Management CLO II Ltd. 2006-2A A1R†	0.502%	#	8/1/2020	13,750	13,680,412
Jasper CLO Ltd. 2005-1A A†	0.512%	#	8/1/2017	11,892	11,801,502

152	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Home Equity (continued)
JFIN Revolver CLO Ltd. 2013-1A A†(a)	1.60%	#	10/20/2021	$28,500	$28,215,000
Kingsland III Ltd. 2006-3A A1†	0.453%	#	8/24/2021	21,312	21,098,579
Landmark VII CDO Ltd. 2006-7A A3L†	0.994%	#	7/15/2018	9,500	9,089,291
LCM V Ltd. 5A A1†	0.48%	#	3/21/2019	14,000	13,711,235
Liberty CLO Ltd. 2005-1A A1C†	0.492%	#	11/1/2017	10,387	10,329,724
Mountain Capital CLO IV Ltd. 2005-4A A2L†	0.704%	#	3/15/2018	14,500	14,217,472
Mountain View CLO III Ltd. 2007-3A A1†	0.461%	#	4/16/2021	18,832	18,533,749
MT Wilson CLO II Ltd. 2007-2A A2†	0.586%	#	7/11/2020	7,287	6,928,356
Nautique Funding Ltd. 2006-1A A1A†	0.494%	#	4/15/2020	34,367	33,959,426
Ocean Trails CLO I 2006-1A A1†	0.494%	#	10/12/2020	21,071	20,824,001
OHA Park Avenue CLO Ltd. 2007-1A A1B†	0.484%	#	3/14/2022	24,563	24,121,725
Option One Mortgage Loan Trust 2005-1 A4	0.97%	#	2/25/2035	16,229	15,890,645
Race Point III CLO Ltd. 2006-3 A (Ireland)†(b)	0.504%	#	4/15/2020	31,199	30,903,796
Stone Tower CLO VI Ltd. 2007-6A A2A†	0.464%	#	4/17/2021	22,500	21,921,316
WhiteHorse III Ltd. 2006-1A A1L†	0.512%	#	5/1/2018	21,893	21,765,405
Total					546,855,746

Other 2.30%
CIT Mortgage Loan Trust 2007-1 2A2†	1.416%	#	10/25/2037	17,903	17,873,129
Fairway Loan Funding Co. 2006-1A A3L†	0.904%	#	10/17/2018	15,000	14,379,147
FBR Securitization Trust 2005-4 AV24	0.87%	#	10/25/2035	21,962	19,082,100
First Franklin Mortgage Loan Trust 2006-FF17 A4	0.27%	#	12/25/2036	7,256	7,194,158
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	56,180	56,581,406
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A1†	0.898%		1/15/2044	44,000	43,966,340
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	21,950	21,954,785
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B1†	1.247%		1/15/2044	14,525	14,513,888
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	13,905	13,870,126
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	5,600	5,571,096
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	19,575	19,307,889
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	8,500	8,370,405

See Notes to Financial Statements.	153

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	$49,045	$49,089,214
HLSS Servicer Advance Receivables Backed Notes 2013-T7 A7†	1.981%		11/15/2046	31,600	31,629,625
Morgan Stanley ABS Capital I 2006-HE1 A3	0.35%	#	1/25/2036	9,266	9,154,380
Nationstar Mortgage Advance Receivables Trust 2013-T1A A1†	1.08%		6/20/2044	39,350	39,336,503
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	39,750	39,449,013
Pennsylvania Higher Education Assistance Agency 2009-2 A1	0.838%	#	4/25/2019	1,933	1,934,756
Saxon Asset Securities Trust 2006-3 A2	0.276%	#	10/25/2046	2,510	2,507,579
Securitized Asset Backed Receivables LLC Trust 2005-FR5 A1B	0.45%	#	8/25/2035	20,912	20,119,807
SLM Student Loan Trust 2006-2 A4	0.328%	#	10/25/2022	10,485	10,452,110
SLM Student Loan Trust 2006-4 A4	0.318%	#	4/25/2023	1,999	1,999,457
SLM Student Loan Trust 2007-2 A2	0.238%	#	7/25/2017	17,225	17,180,915
SLM Student Loan Trust 2007-7 A2	0.438%	#	1/25/2016	7,655	7,651,000
SLM Student Loan Trust 2010-A 2A†	3.418%	#	5/16/2044	58,471	61,766,171
SLM Student Loan Trust 2010-C A1†	1.818%	#	12/15/2017	1,945	1,946,036
SLM Student Loan Trust 2011-1 A1	0.686%	#	3/25/2026	26,794	26,834,224
SLM Student Loan Trust 2011-A A1†	1.168%	#	10/15/2024	29,729	29,830,637
SLM Student Loan Trust 2011-B A1†	1.018%	#	12/16/2024	31,503	31,566,903
SLM Student Loan Trust 2011-C A1†(c)	1.568%	#	12/15/2023	21,238	21,395,002
SLM Student Loan Trust 2012-A A1†	1.568%	#	8/15/2025	17,953	18,136,860
SLM Student Loan Trust 2012-C A1†	1.268%	#	8/15/2023	18,821	18,919,504
SLM Student Loan Trust 2012-E A1†	0.918%	#	10/16/2023	23,520	23,546,192
SLM Student Loan Trust 2013-B A1†	0.818%	#	7/15/2022	52,924	52,905,587
Structured Asset Securities Corp. 2006-GEL3 A2†	0.40%	#	7/25/2036	7,181	7,097,191
Structured Asset Securities Corp. 2007-BC2 A3	0.30%	#	3/25/2037	17,547	17,063,470
Total					784,176,605
Total Asset-Backed Securities (cost $3,785,784,524)					3,789,107,285

CORPORATE BONDS 40.58%

Aerospace/Defense 0.02%
Exelis, Inc.	4.25%		10/1/2016	4,513	4,762,754
Litton Industries, Inc.	6.75%		4/15/2018	2,750	3,241,175
Total					8,003,929

154	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.13%
Continental Airlines, Inc.	7.461%		4/1/2015	$1,386	$1,434,690
United Airlines, Inc.†	6.75%		9/15/2015	30,773	31,773,122
US Airways 2012-1 Class C Pass-Through Trust	9.125%		10/1/2015	11,787	12,376,830
Total					45,584,642

Apparel 0.34%
Fifth & Pacific Cos., Inc.	10.50%		4/15/2019	5,370	5,839,875
J. Crew Group, Inc.	8.125%		3/1/2019	65,754	69,617,047
Perry Ellis International, Inc.	7.875%		4/1/2019	3,030	3,245,888
PVH Corp.	7.375%		5/15/2020	32,678	35,864,105
Total					114,566,915

Auto Parts: Original Equipment 0.07%
Delphi Corp.	5.875%		5/15/2019	2,412	2,574,810
Hertz Corp. (The)	5.875%		10/15/2020	9,750	10,164,375
International Automotive Components Group SA (Luxembourg)†(b)	9.125%		6/1/2018	4,925	5,122,000
Stanadyne Holdings, Inc.	12.00%		2/15/2015	6,930	4,539,150
Total					22,400,335

Automotive 0.04%
Kia Motors Corp. (South Korea)†(b)	3.625%		6/14/2016	13,600	14,252,882

Banks: Diversified 6.36%
Abbey National Treasury Services plc (United Kingdom)(b)	1.818%	#	4/25/2014	7,016	7,055,886
Abbey National Treasury Services plc (United Kingdom)†(b)	3.875%		11/10/2014	18,001	18,521,607
Associated Banc-Corp	1.875%		3/12/2014	40,700	40,809,809
Associated Banc-Corp	5.125%		3/28/2016	64,556	69,532,428
Banco Bradesco SA†	2.339%	#	5/16/2014	23,200	23,229,487
Banco Bradesco SA†	4.50%		1/12/2017	9,100	9,600,500
Banco Davivienda SA (Colombia)†(b)	2.95%		1/29/2018	7,800	7,468,500
Banco de Costa Rica (Costa Rica)†(b)	5.25%		8/12/2018	8,600	8,638,700
Banco de Credito e Inversiones (Chile)†(b)	3.00%		9/13/2017	17,600	17,558,077
Banco del Estado de Chile (Chile)†(b)	2.00%		11/9/2017	34,000	33,455,456
Banco del Estado de Chile COD	2.03%		4/2/2015	7,900	8,034,355
Banco do Brasil SA	3.875%		1/23/2017	24,800	25,544,000
Banco Santander Chile (Chile)†(b)	2.133%#		6/7/2018	24,000	24,180,000
Bangkok Bank PCL (Hong Kong)†(b)	3.30%		10/3/2018	11,000	11,156,112

See Notes to Financial Statements.	155

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)
Bank of America Corp.	5.42%		3/15/2017	$66,192	$73,382,636
Bank of America Corp.	5.75%		8/15/2016	11,660	12,929,751
Bank of America Corp.	5.75%		12/1/2017	37,420	42,898,101
Bank of America Corp.	7.75%		8/15/2015	7,218	7,992,463
Bank of America Corp.	7.80%		9/15/2016	45,426	52,828,030
Bank of America Corp.	10.20%		7/15/2015	12,006	13,572,987
Bank of America NA	5.30%		3/15/2017	72,664	81,067,301
Bank of America NA	6.10%		6/15/2017	11,614	13,177,314
Bank of Nova Scotia (Canada)†(b)	2.15%		8/3/2016	28,950	30,034,612
Citigroup, Inc.	0.528%	#	6/9/2016	10,709	10,522,406
Citigroup, Inc.	4.875%		5/7/2015	12,110	12,750,353
Citigroup, Inc.	5.00%		9/15/2014	157,230	162,213,877
Citigroup, Inc.	5.50%		2/15/2017	75,223	83,552,142
Comerica Bank	8.375%		7/15/2024	1,000	1,048,133
Compagnie de Financement Foncier SA (France)†(b)	2.25%		3/7/2014	112,600	113,218,737
Corpbanca SA (Chile)(b)	3.125%		1/15/2018	11,800	11,197,197
Discover Bank	8.70%		11/18/2019	13,221	16,877,585
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%		10/14/2015	49,095	50,479,479
First Midwest Bancorp, Inc.	5.875%		11/22/2016	14,875	15,833,054
Goldman Sachs Group, Inc. (The)	5.625%		1/15/2017	67,847	75,121,013
Goldman Sachs Group, Inc. (The)	6.15%		4/1/2018	104,408	120,944,974
Hana Bank (South Korea)†(b)	1.375%		2/5/2016	9,800	9,780,224
HBOS plc (United Kingdom)†(b)	6.75%		5/21/2018	38,057	43,254,444
JPMorgan Chase & Co.	6.125%		6/27/2017	47,385	54,053,965
Korea Development Bank (The) (South Korea)(b)	1.00%		1/22/2016	9,800	9,726,343
Morgan Stanley	3.45%		11/2/2015	31,300	32,709,251
Morgan Stanley	4.75%		4/1/2014	82,078	83,146,573
Morgan Stanley	5.375%		10/15/2015	33,100	35,720,030
Morgan Stanley	5.55%		4/27/2017	28,125	31,652,044
Morgan Stanley	5.95%		12/28/2017	69,600	80,396,143
Morgan Stanley	6.25%		8/28/2017	17,990	20,832,384
National Savings Bank (Sri Lanka)†(b)	8.875%		9/18/2018	12,700	13,398,500
Provident Funding Associates LP/PFG Finance Corp.†	10.125%		2/15/2019	397	439,678
Regions Bank	7.50%		5/15/2018	53,505	63,938,475
Regions Financial Corp.	7.75%		11/10/2014	14,915	15,839,327
Royal Bank of Canada (Canada)(b)	1.20%		9/19/2017	74,502	74,586,187

156	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(b)	5.298%		12/27/2017	$13,800	$14,265,750
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(b)	7.125%		1/14/2014	11,800	11,873,750
Sberbank via SB Capital SA (Russia)†(b)	4.95%		2/7/2017	11,800	12,493,250
Sberbank via SB Capital SA (Russia)†(b)	5.40%		3/24/2017	4,900	5,249,125
Sparebank 1 Boligkreditt AS (Norway)†(b)	2.30%		6/30/2017	67,210	69,733,265
Standard Chartered Bank (United Kingdom)†(b)	6.40%		9/26/2017	39,371	45,144,363
Swedbank Hypotek AB (Sweden)†(b)	2.95%		3/28/2016	33,630	35,358,279
Synovus Financial Corp.	5.125%		6/15/2017	14,600	15,111,000
Synovus Financial Corp.	7.875%		2/15/2019	15,080	17,228,900
Turkiye Halk Bankasi AS (Turkey)†(b)	4.875%		7/19/2017	9,800	10,020,500
Turkiye Vakiflar Bankasi Tao (Turkey)†(b)	3.75%		4/15/2018	6,700	6,423,625
Turkiye Vakiflar Bankasi Tao (Turkey)†(b)	5.00%		10/31/2018	19,500	19,453,200
Turkiye Vakiflar Bankasi Tao (Turkey)†(b)	5.75%		4/24/2017	10,000	10,413,000
Vnesheconombank Via VEB Finance plc (Ireland)†(b)	4.224%		11/21/2018	9,800	9,811,489
VTB Bank OJSC via VTB Capital SA (Luxembourg)†(b)	6.00%		4/12/2017	7,800	8,326,500
Total					2,166,806,626

Banks: Money Center 0.57%
1Malaysia Sukuk Global Berhad (Malaysia)†(b)	3.928%		6/4/2015	13,575	14,181,762
Akbank TAS (Turkey)†(b)	3.875%		10/24/2017	7,850	7,810,750
Banco de Credito del Peru (Peru)†(b)	4.75%		3/16/2016	9,900	10,395,000
Banco Nacional de Costa Rica (Costa Rica)†(b)	4.875%		11/1/2018	19,500	19,451,250
BBVA Banco Continental SA (Peru)†(b)	2.25%		7/29/2016	12,655	12,591,725
BBVA Banco Continental SA (Peru)†(b)	3.25%		4/8/2018	11,600	11,571,000
Export-Import Bank of Korea (South Korea)(b)	1.104%	#	9/17/2016	5,600	5,626,574
Export-Import Bank of Korea (South Korea)(b)	3.75%		10/20/2016	6,675	7,123,099
Wilmington Trust Corp.	8.50%		4/2/2018	10,931	13,145,260
Zions Bancorporation	4.00%		6/20/2016	23,625	24,746,573
Zions Bancorporation	4.50%		3/27/2017	54,403	58,406,027
Zions Bancorporation	5.50%		11/16/2015	4,900	5,201,801
Zions Bancorporation	7.75%		9/23/2014	3,924	4,122,637
Total					194,373,458

Beverages 0.09%
Beam, Inc.	4.875%		12/1/2013	983	983,000
Coca-Cola Femsa SAB de CV (Mexico)(b)	2.375%		11/26/2018	19,500	19,564,799
Coca-Cola Icecek AS (Turkey)†(b)	4.75%		10/1/2018	8,000	8,268,400

See Notes to Financial Statements.	157

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Beverages (continued)
Cott Beverages, Inc.	8.125%		9/1/2018	$950	$1,028,375
Cott Beverages, Inc.	8.375%		11/15/2017	1,600	1,668,000
Total					31,512,574

Broadcasting 0.02%
Cox Communications, Inc.†	9.375%		1/15/2019	6,430	8,232,175

Brokers 0.25%
E*Trade Financial Corp.	6.75%		6/1/2016	5,592	6,053,340
Jefferies Group LLC	5.875%		6/8/2014	9,675	9,918,133
Jefferies Group LLC	8.50%		7/15/2019	22,450	27,501,250
Raymond James Financial, Inc.	4.25%		4/15/2016	6,250	6,661,112
Raymond James Financial, Inc.	8.60%		8/15/2019	27,372	34,959,108
Total					85,092,943

Building Materials 0.30%
Associated Materials LLC/AMH New Finance, Inc.	9.125%		11/1/2017	13,625	14,612,812
Cemex SAB de CV (Mexico)†(b)	4.999%	#	10/15/2018	14,500	15,152,500
Cimento Tupi SA (Brazil)†(b)	9.75%		5/11/2018	6,225	6,427,313
Interline Brands, Inc.	7.50%		11/15/2018	7,125	7,552,500
Interline Brands, Inc. PIK	10.00%		11/15/2018	18,685	20,506,787
Owens Corning, Inc.	6.50%		12/1/2016	3,578	4,002,648
Owens Corning, Inc.	9.00%		6/15/2019	18,882	23,468,910
Ply Gem Industries, Inc.	9.375%		4/15/2017	8,246	8,988,140
Total					100,711,610

Business Services 0.39%
Alliance Data Systems Corp.†	5.25%		12/1/2017	36,575	38,038,000
Alliance Data Systems Corp.†	6.375%		4/1/2020	11,092	11,618,870
Brickman Group Holdings, Inc.†	9.125%		11/1/2018	31,065	33,358,840
Expedia, Inc.	7.456%		8/15/2018	9,500	11,176,113
Great Lakes Dredge & Dock Corp.	7.375%		2/1/2019	5,300	5,538,500
Iron Mountain, Inc.	7.75%		10/1/2019	9,650	10,759,750
Iron Mountain, Inc.	8.375%		8/15/2021	21,742	23,590,070
Total					134,080,143

Cable Services 0.15%
Time Warner Cable, Inc.	5.85%		5/1/2017	46,782	51,608,920

158	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Chemicals 0.89%
Braskem SA (Brazil)†(b)	11.75%	1/22/2014	$8,331	$8,485,124
CF Industries, Inc.	6.875%	5/1/2018	48,332	57,055,491
Huntsman International LLC	8.625%	3/15/2020	9,493	10,537,230
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	38,517	41,481,923
Nufarm Australia Ltd. (Australia)†(b)	6.375%	10/15/2019	9,600	9,984,000
Phibro Animal Health Corp.†	9.25%	7/1/2018	41,965	45,322,200
Rhodia SA (France)†(b)	6.875%	9/15/2020	93,222	104,172,415
Sibur Securities Ltd. (Ireland)†(b)	3.914%	1/31/2018	10,800	10,516,500
Yara International ASA (Norway)†(b)	7.875%	6/11/2019	12,425	15,270,201
Total				302,825,084

Coal 0.18%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.25%	12/15/2017	29,738	31,113,383
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	26,676	29,010,150
Total				60,123,533

Communications & Media 0.21%
Digicel Ltd. (Jamaica)†(b)	8.25%	9/1/2017	69,587	72,805,399

Computer Hardware 0.02%
Hewlett-Packard Co.	2.625%	12/9/2014	5,395	5,494,581

Computer Service 0.18%
Ceridian Corp.	11.25%	11/15/2015	16,958	17,169,975
First Data Corp.	11.25%	3/31/2016	43,935	44,648,944
Total				61,818,919

Computer Software 0.29%
Brocade Communications Systems, Inc.	6.875%	1/15/2020	2,350	2,543,875
SERENA Software, Inc.	10.375%	3/15/2016	19,974	20,073,870
SunGard Data Systems, Inc.	7.375%	11/15/2018	71,325	75,693,656
Total				98,311,401

Construction/Homebuilding 0.10%
CRH America, Inc.	4.125%	1/15/2016	5,744	6,097,664
CRH America, Inc.	8.125%	7/15/2018	21,940	27,164,177
Total				33,261,841

See Notes to Financial Statements.	159

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Consumer Products 0.06%
Avon Products, Inc.	2.375%	3/15/2016	$6,255	$6,339,530
Avon Products, Inc.	6.50%	3/1/2019	11,096	12,184,895
Total				18,524,425

Containers 0.24%
Berry Plastics Corp.	9.50%	5/15/2018	54,256	58,867,760
BWAY Holding Co.	10.00%	6/15/2018	1,490	1,642,725
Tekni-Plex, Inc.†	9.75%	6/1/2019	19,600	22,442,000
Total				82,952,485

Copper 0.01%
Southern Copper Corp.	6.375%	7/27/2015	4,400	4,737,757

Data Product, Equipment & Communications 0.57%
Fidelity National Information Services, Inc.	5.00%	3/15/2022	17,229	17,638,189
Fidelity National Information Services, Inc.	7.875%	7/15/2020	161,541	177,318,225
Total				194,956,414

Drugs 1.37%
Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019	5,750	5,861,406
Hospira, Inc.	5.20%	8/12/2020	9,700	10,141,437
Hospira, Inc.	6.05%	3/30/2017	33,777	37,277,412
Mylan, Inc.†	6.00%	11/15/2018	154,501	165,719,009
Mylan, Inc.†	7.875%	7/15/2020	85,097	96,719,378
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75%	9/15/2018	138,565	151,555,469
Total				467,274,111

Electric: Power 1.23%
Black Hills Corp.	9.00%	5/15/2014	25,014	25,937,617
Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	9,175	10,086,600
Cleveland Electric Illuminating Co. (The)	8.875%	11/15/2018	6,393	8,225,905
Dayton Power & Light Co. (The)†	1.875%	9/15/2016	19,750	19,952,319
DPL, Inc.	6.50%	10/15/2016	13,100	14,213,500
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	53,914	57,285,027
Entergy Corp.	3.625%	9/15/2015	3,500	3,624,278
Entergy Corp.	4.70%	1/15/2017	53,726	57,590,995
Exelon Generation Co. LLC	5.20%	10/1/2019	24,500	26,889,779
Indiantown Cogeneration LP	9.77%	12/15/2020	20,705	22,590,147
Nevada Power Co.	7.375%	1/15/2014	3,000	3,022,713
North American Energy Alliance LLC/
North American Energy Alliance Finance Corp.	10.875%	6/1/2016	29,220	31,192,350

160	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Power (continued)
Pennsylvania Electric Co.	6.05%	9/1/2017	$2,074	$2,330,421
PPL WEM Holdings plc (United Kingdom)†(b)	3.90%	5/1/2016	74,060	77,767,296
Red Oak Power LLC	8.54%	11/30/2019	21,607	22,794,988
TransAlta Corp. (Canada)(b)	5.75%	12/15/2013	34,305	34,355,531
Total				417,859,466

Electrical Equipment 0.16%
Altera Corp.	1.75%	5/15/2017	1,918	1,913,380
Altera Corp.	2.50%	11/15/2018	49,371	49,091,560
STATS ChipPAC Ltd. (Singapore)†(b)	4.50%	3/20/2018	3,000	3,000,000
Total				54,004,940

Electrical: Household 0.03%
WireCo WorldGroup, Inc.	9.50%	5/15/2017	9,685	10,023,975

Electronics 0.23%
FLIR Systems, Inc.	3.75%	9/1/2016	27,250	28,391,394
Jabil Circuit, Inc.	7.75%	7/15/2016	20,458	23,373,265
Jabil Circuit, Inc.	8.25%	3/15/2018	23,485	27,947,150
Total				79,711,809

Electronics: Semi-Conductors/Components 0.05%
Avnet, Inc.	5.875%	3/15/2014	15,405	15,623,689
Freescale Semiconductor, Inc.	10.125%	12/15/2016	650	664,625
Total				16,288,314

Energy Equipment & Services 0.76%
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	61,822	71,076,444
Energy Transfer Partners LP	6.125%	2/15/2017	14,643	16,551,715
Energy Transfer Partners LP	8.50%	4/15/2014	23,766	24,401,123
Energy Transfer Partners LP	9.00%	4/15/2019	57,293	72,859,794
Energy Transfer Partners LP	9.70%	3/15/2019	31,079	40,445,838
NRG Energy, Inc.	7.625%	5/15/2019	32,690	34,896,575
Total				260,231,489

Engineering & Contracting Services 0.34%
Andrade Gutierrez International SA (Luxembourg)†(b)	4.00%	4/30/2018	5,000	4,850,000
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	24,673	18,134,655
URS Corp.†	4.35%	4/1/2017	89,656	93,420,297
Total				116,404,952

See Notes to Financial Statements.	161

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Entertainment 0.96%
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	$40,485	$42,863,494
CCO Holdings LLC/CCO Holdings Capital Corp.	7.25%	10/30/2017	18,725	19,848,500
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	250	274,375
Greektown Superholdings, Inc.	13.00%	7/1/2015	59,497	61,281,910
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	14,602	15,989,190
Seminole Indian Tribe of Florida†	7.804%	10/1/2020	7,790	8,569,000
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	22,950	24,786,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	52,892	52,858,943
Vail Resorts, Inc.	6.50%	5/1/2019	29,961	31,908,465
WMG Acquisition Corp.	11.50%	10/1/2018	52,349	60,855,712
WMG Holdings Corp.†	13.75%	10/1/2019	1,400	1,673,000
WMG Holdings Corp.	13.75%	10/1/2019	6,022	7,196,290
Total				328,104,879

Financial Services 3.15%
Air Lease Corp.	3.375%	1/15/2019	39,000	39,299,871
Air Lease Corp.	5.625%	4/1/2017	95,612	105,412,230
Alfa Bank OJSC Via Alfa Bond Issuance plc (Ireland)†(b)	7.875%	9/25/2017	17,700	19,691,250
Associates Corp. of North America	6.95%	11/1/2018	1,000	1,199,087
Astoria Depositor Corp.†	7.902%	5/1/2021	10,331	9,814,769
Bear Stearns Cos. LLC (The)	5.55%	1/22/2017	86,545	96,465,048
Credit Suisse AG (Guernsey)†(b)	1.625%	3/6/2015	29,070	29,509,887
DTEK Finance plc (United Kingdom)†(b)	7.875%	4/4/2018	14,530	12,694,861
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	44,074	44,714,131
Graton Economic Development Authority†	9.625%	9/1/2019	14,128	16,282,520
Hyundai Capital America†	1.625%	10/2/2015	9,750	9,811,679
Hyundai Capital America†	2.875%	8/9/2018	19,500	19,827,347
Hyundai Capital America†	3.75%	4/6/2016	12,365	12,976,029
Hyundai Capital America†	4.00%	6/8/2017	7,945	8,458,279
Hyundai Capital Services, Inc. (South Korea)†(b)	3.50%	9/13/2017	3,800	3,983,228
Hyundai Capital Services, Inc. (South Korea)†(b)	4.375%	7/27/2016	25,331	27,079,168
Hyundai Capital Services, Inc. (South Korea)†(b)	6.00%	5/5/2015	3,780	4,029,378
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	7.75%	1/15/2016	34,286	35,186,007
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	8,823	9,396,495
Macquarie Group Ltd. (Australia)†(a)(b)	3.00%	12/3/2018	39,000	39,067,782
Merrill Lynch & Co., Inc.	5.45%	7/15/2014	3,607	3,713,803

162	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Financial Services (continued)
Merrill Lynch & Co., Inc.	5.70%		5/2/2017		$12,731	$14,204,066
Merrill Lynch & Co., Inc.	6.40%		8/28/2017		21,004	24,435,781
MU Finance plc (United Kingdom)†(b)	8.375%		2/1/2017		34,298	36,184,590
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%		10/1/2020		4,845	5,050,913
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%		5/1/2019		51,090	57,731,700
Old Mutual plc (United Kingdom)(d)	7.125%		10/19/2016	GBP	2,174	4,014,971
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%		6/15/2019		$33,382	36,595,017
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%		9/1/2018		56,183	56,885,287
Rosneft Finance SA (Luxembourg)†(b)	6.25%		2/2/2015		9,500	10,010,625
SteelRiver Transmission Co. LLC†	4.71%		6/30/2017		21,133	22,053,937
Utility Contract Funding LLC†	7.944%		10/1/2016		14,469	16,207,048
Western Union Co. (The)	1.239%	#	8/21/2015		18,800	18,888,698
Western Union Co. (The)	2.875%		12/10/2017		79,269	81,431,062
Western Union Co. (The)	3.35%		5/22/2019		24,500	24,753,550
Western Union Co. (The)	3.65%		8/22/2018		19,600	20,145,076
Woodside Finance Ltd. (Australia)†(b)	4.50%		11/10/2014		39,788	40,950,327
Woodside Finance Ltd. (Australia)†(b)	8.125%		3/1/2014		53,200	54,167,708
Total						1,072,323,205

Financial: Miscellaneous 0.89%
Ford Motor Credit Co. LLC	3.00%		6/12/2017		35,900	37,561,344
Ford Motor Credit Co. LLC	4.25%		2/3/2017		42,325	45,822,526
Hercules Offshore, Inc.†	10.25%		4/1/2019		23,604	26,908,560
Kayne Anderson MLP Investment Co.†	1.502%	#	8/19/2016		30,050	30,050,000
Legacy Reserves LP/Finance Corp.†	8.00%		12/1/2020		12,475	12,942,813
NASDAQ OMX Group, Inc. (The)	5.25%		1/16/2018		36,900	40,628,930
SLM Corp.	4.625%		9/25/2017		11,605	12,040,188
SLM Corp.	5.00%		6/15/2018		6,467	6,497,188
SLM Corp.	5.50%		1/15/2019		30,250	31,414,413
SLM Corp.	8.45%		6/15/2018		47,799	55,865,081
Turkiye Garanti Bankasi AS (Turkey)†(b)	2.742%	#	4/20/2016		2,500	2,468,750
Total						302,199,793

Food 0.52%
CFG Investment SAC (Peru)†(b)	9.75%		7/30/2019		15,700	15,150,500
Del Monte Corp.	7.625%		2/15/2019		49,000	51,205,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†	9.875%		2/1/2020		16,386	17,082,405

See Notes to Financial Statements.	163

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food (continued)
Michael Foods Holding, Inc. PIK†	8.50%	7/15/2018	$6,200	$6,564,250
Minerva Luxembourg SA (Luxembourg)†(b)	12.25%	2/10/2022	4,820	5,434,550
Raizen Fuels Finance Ltd.†	9.50%	8/15/2014	15,859	16,778,822
Southern States Cooperative, Inc.†	10.00%	8/15/2021	13,000	12,740,000
Tesco plc (United Kingdom)†(b)	2.70%	1/5/2017	2,600	2,680,816
Want Want China Finance Ltd. (China)†(b)	1.875%	5/14/2018	24,300	23,509,108
Wells Enterprises, Inc.†	6.75%	2/1/2020	9,820	10,090,050
Wm. Wrigley Jr. Co.	4.65%	7/15/2015	14,330	15,145,319
Total				176,380,820

Gaming 0.17%
CCM Merger, Inc.†	9.125%	5/1/2019	14,450	15,244,750
Downstream Development Authority of the
Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	6,927	6,987,611
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	35,675	35,741,891
Total				57,974,252

Health Care 0.07%
VWR Funding, Inc.†	10.75%	6/30/2017	21,460	21,996,737

Health Care Products 0.71%
Boston Scientific Corp.	5.125%	1/12/2017	28,877	31,734,148
Edwards Lifesciences Corp.	2.875%	10/15/2018	63,850	64,434,802
Hanger, Inc.	7.125%	11/15/2018	2,527	2,722,843
Life Technologies Corp.	3.50%	1/15/2016	66,880	69,884,316
Life Technologies Corp.	4.40%	3/1/2015	69,948	72,791,666
Total				241,567,775

Health Care Services 0.18%
Capella Healthcare, Inc.	9.25%	7/1/2017	37,560	40,377,000
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	12,828	14,014,590
DaVita HealthCare Partners, Inc.	6.375%	11/1/2018	7,004	7,371,710
Total				61,763,300

Industrial Products 0.16%
Mueller Water Products, Inc.	7.375%	6/1/2017	43,377	44,840,974
PPL WW Holdings Ltd. (United Kingdom)†(b)	7.25%	12/15/2017	9,185	10,632,914
Total				55,473,888

164	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.27%
CNO Financial Group, Inc.†	6.375%	10/1/2020	$1,600	$1,720,000
Fidelity National Financial, Inc.	6.60%	5/15/2017	26,492	29,619,672
Hartford Financial Services Group, Inc.	4.75%	3/1/2014	2,285	2,306,328
UnumProvident Finance Co. plc
(United Kingdom)†(b)	6.85%	11/15/2015	535	589,247
Willis Group Holdings plc (United Kingdom)(b)	4.125%	3/15/2016	33,305	35,113,229
Willis North America, Inc.	6.20%	3/28/2017	20,171	22,218,558
Total				91,567,034

Investment Management Companies 0.58%
Ares Capital Corp.	4.875%	11/30/2018	93,500	95,205,253
Lazard Group LLC	4.25%	11/14/2020	11,837	11,849,689
Lazard Group LLC	6.85%	6/15/2017	57,918	65,703,975
Leucadia National Corp.	8.125%	9/15/2015	1,250	1,390,625
Nuveen Investments, Inc.	5.50%	9/15/2015	23,810	23,929,050
Total				198,078,592

Jewelry, Watches & Gemstones 0.04%
ALROSA Finance SA (Luxembourg)†(b)	8.875%	11/17/2014	13,943	14,885,547

Leasing 0.32%
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	19,500	22,083,750
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	3/15/2016	7,207	7,389,625
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.375%	3/15/2018	31,813	32,854,017
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	44,745	47,267,634
Total				109,595,026

Leisure 0.23%
Easton-Bell Sports, Inc.	9.75%	12/1/2016	62,108	64,981,116
Royal Caribbean Cruises Ltd.	7.25%	3/15/2018	12,250	14,148,750
Total				79,129,866

Lodging 1.02%
Grupo Posadas SAB de CV (Mexico)†(b)	7.875%	11/30/2017	24,094	24,334,940
Host Hotels & Resorts LP	5.875%	6/15/2019	123,618	134,199,577
Host Hotels & Resorts LP	6.00%	11/1/2020	153,430	167,361,751
Host Hotels & Resorts LP	6.75%	6/1/2016	3,531	3,581,748
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,825	4,387,172
Wyndham Worldwide Corp.	2.50%	3/1/2018	8,775	8,864,224
Wyndham Worldwide Corp.	2.95%	3/1/2017	4,511	4,632,792
Total				347,362,204

See Notes to Financial Statements.	165

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Machinery: Agricultural 0.36%
American Rock Salt Co. LLC/American Rock
Capital Corp.†	8.25%	5/1/2018		$14,942	$14,699,193
Camposol SA (Peru)†(b)	9.875%	2/2/2017		10,313	10,673,955
Imperial Tobacco Finance plc (United Kingdom)†(b)	2.05%	2/11/2018		11,810	11,757,032
Lorillard Tobacco Co.	8.125%	6/23/2019		57,970	71,681,470
MHP SA (Ukraine)†(b)	10.25%	4/29/2015		13,202	13,400,030
Total					122,211,680

Machinery: Industrial/Specialty 0.00%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019		1,000	1,097,500

Machinery: Oil Well Equipment & Services 0.06%
National Oilwell Varco, Inc.	6.125%	8/15/2015		20,320	20,343,205

Manufacturing 0.11%
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022		7,800	8,385,000
Smiths Group plc (United Kingdom)†(b)	6.05%	5/15/2014		27,241	27,701,427
Total					36,086,427

Media 0.56%
21st Century Fox America, Inc.	7.60%	10/11/2015		1,118	1,246,643
Columbus International, Inc. (Barbados)†(b)	11.50%	11/20/2014		7,375	8,001,875
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	2.40%	3/15/2017		63,831	65,327,518
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.875%	10/1/2019		17,114	19,575,079
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		11,183	12,497,002
Interpublic Group of Cos., Inc. (The)	2.25%	11/15/2017		47,771	47,480,409
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020		26,663	29,062,670
Videotron Ltee (Canada)(b)	6.375%	12/15/2015		1,390	1,395,212
Videotron Ltee (Canada)(b)	9.125%	4/15/2018		6,592	6,962,800
Total					191,549,208

Metal Fabricating 0.17%
Glencore Canada Corp. (Canada)(b)	5.50%	6/15/2017		6,450	7,085,654
Severstal Columbus LLC	10.25%	2/15/2018		45,745	48,718,425
Xstrata Canada Corp. (Canada)(b)	6.00%	10/15/2015		1,975	2,139,871
Total					57,943,950

Metals & Minerals: Miscellaneous 1.11%
Allied Nevada Gold Corp.†(d)	8.75%	6/1/2019	CAD	26,537	17,482,377
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019		$75,697	96,454,480
Barrick Gold Finance Co. (Canada)(b)	4.875%	11/15/2014		5,325	5,552,548
Compass Minerals International, Inc.	8.00%	6/1/2019		17,658	18,916,133

166	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)
Corp. Nacional del Cobre de Chile (Chile)†(b)	4.75%		10/15/2014	$22,376	$23,124,969
IAMGOLD Corp. (Canada)†(b)	6.75%		10/1/2020	19,850	17,716,125
KGHM International Ltd. (Canada)†(b)	7.75%		6/15/2019	23,016	24,224,340
Kinross Gold Corp. (Canada)(b)	3.625%		9/1/2016	59,097	59,846,586
New Gold, Inc. (Canada)†(b)	6.25%		11/15/2022	6,980	6,892,750
New Gold, Inc. (Canada)†(b)	7.00%		4/15/2020	18,295	19,003,931
Xstrata Finance Canada Ltd. (Canada)†(b)	2.05%		10/23/2015	14,650	14,785,425
Xstrata Finance Canada Ltd. (Canada)†(b)	2.85%		11/10/2014	23,527	23,863,436
Xstrata Finance Canada Ltd. (Canada)†(b)	3.60%		1/15/2017	40,838	42,721,857
Xstrata Finance Canada Ltd. (Canada)†(b)	5.80%		11/15/2016	5,914	6,570,673
Total					377,155,630

Miscellaneous 0.03%
Marfrig Holding Europe BV (Netherlands)†(b)	9.875%		7/24/2017	11,500	11,385,000

Natural Gas 0.02%
SourceGas LLC†	5.90%		4/1/2017	3,180	3,408,982
Southern Star Central Gas Pipeline, Inc.†	6.00%		6/1/2016	2,965	3,205,411
Total					6,614,393

Oil 2.32%
Afren plc (United Kingdom)†(a)(b)	6.625%		12/9/2020	8,300	8,298,146
Afren plc (United Kingdom)†(b)	10.25%		4/8/2019	11,300	13,192,750
Afren plc (United Kingdom)†(b)	11.50%		2/1/2016	17,250	20,096,250
Alliance Oil Co., Ltd. (Russia)†(b)	9.875%		3/11/2015	18,800	19,881,000
Antero Resources Finance Corp.	7.25%		8/1/2019	7,743	8,343,083
BP Capital Markets plc (United Kingdom)(b)	0.658%	#	11/7/2016	19,000	19,052,383
BreitBurn Energy Partners LP/BreitBurn
Finance Corp.	8.625%		10/15/2020	10,413	11,193,975
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%		5/15/2019	6,126	7,474,026
Chaparral Energy, Inc.	7.625%		11/15/2022	7,482	8,136,675
Chaparral Energy, Inc.	8.25%		9/1/2021	11,284	12,440,610
Chaparral Energy, Inc.	9.875%		10/1/2020	32,757	37,506,765
CNPC General Capital Ltd. (China)†(b)	1.45%		4/16/2016	16,600	16,524,221
CNPC General Capital Ltd. (China)†(b)	2.75%		4/19/2017	9,800	10,050,772
Concho Resources, Inc.	7.00%		1/15/2021	1,934	2,134,653
Continental Resources, Inc.	7.125%		4/1/2021	19,031	21,362,297
Continental Resources, Inc.	7.375%		10/1/2020	21,491	24,177,375
Continental Resources, Inc.	8.25%		10/1/2019	839	924,998
DCP Midstream LLC†	9.70%		12/1/2013	9,227	9,227,000

See Notes to Financial Statements.	167

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
DCP Midstream LLC†	9.75%	3/15/2019	$24,947	$31,694,864
Ecopetrol SA (Colombia)(b)	4.25%	9/18/2018	9,500	9,903,750
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	33,178	35,666,350
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%	5/23/2016	18,000	19,170,000
Harvest Operations Corp. (Canada)†(b)	2.125%	5/14/2018	4,800	4,710,298
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	21,672	23,622,480
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	46,335	50,389,312
Husky Oil Ltd. (Canada)(b)	7.55%	11/15/2016	4,625	5,367,974
KazMunaiGas National Co. (Kazakhstan)†(b)	11.75%	1/23/2015	4,900	5,434,100
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	47,468	52,808,150
LUKOIL International Finance BV (Netherlands)†(b)	3.416%	4/24/2018	24,400	24,648,880
LUKOIL International Finance BV (Netherlands)†(b)	6.356%	6/7/2017	7,400	8,252,480
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	28,166	29,537,684
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	14,250	14,891,250
Naftogaz of Ukraine NJSC (Ukraine)(b)	9.50%	9/30/2014	30,100	28,745,500
Pacific Drilling SA (Luxembourg)(b)	8.25%	2/23/2015	8,700	9,200,250
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	6,800	8,019,165
Petroleos de Venezuela SA (Venezuela)(b)	4.90%	10/28/2014	14,500	13,245,750
Petroleos de Venezuela SA (Venezuela)†(b)	5.25%	4/12/2017	3,250	2,275,000
Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	26,700	27,337,462
QEP Resources, Inc.	6.05%	9/1/2016	3,815	4,110,663
Ras Laffan Liquefied Natural Gas Co., Ltd. III
(Qatar)†(b)	5.50%	9/30/2014	18,550	19,257,311
Ras Laffan Liquefied Natural Gas Co., Ltd. III
(Qatar)†(b)	5.832%	9/30/2016	8,531	9,106,309
Rosetta Resources, Inc.	9.50%	4/15/2018	15,520	16,761,600
Rosneft Oil Co. via Rosneft International
Finance Ltd. (Ireland)†(b)	3.149%	3/6/2017	30,700	31,083,750
Seadrill Ltd.†	5.625%	9/15/2017	6,230	6,432,475
Sinopec Capital 2013 Ltd.†	1.25%	4/24/2016	9,600	9,590,563
Sinopec Group Overseas Development 2012 Ltd.†	2.75%	5/17/2017	11,800	12,220,198
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	19,500	19,666,803
Swift Energy Co.	7.875%	3/1/2022	6,885	6,919,425
Total				790,086,775

Oil: Crude Producers 2.27%
AK Transneft OJSC via TransCapitalInvest Ltd.
(Ireland)†(b)	5.67%	3/5/2014	12,565	12,701,996
AK Transneft OJSC via TransCapitalInvest Ltd.
(Ireland)†(b)	8.70%	8/7/2018	1,800	2,214,000

168	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Anadarko Petroleum Corp.	7.625%	3/15/2014	$19,078	$19,448,781
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp.	7.75%	4/1/2019	23,355	25,456,950
Crosstex Energy LP/Crosstex Energy Finance Corp.	7.125%	6/1/2022	8,140	9,320,300
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.875%	2/15/2018	45,502	48,061,487
DCP Midstream Operating LP	2.50%	12/1/2017	12,550	12,668,008
Enable Oklahoma Intrastate Transmission LLC†	6.875%	7/15/2014	7,535	7,741,482
Enbridge Energy Partners LP	9.875%	3/1/2019	23,402	30,906,413
Forest Oil Corp.	7.25%	6/15/2019	6,796	6,779,010
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%	12/15/2018	9,128	9,881,060
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	19,750	20,269,969
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	33,420	34,074,464
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	10,420	10,262,668
Murphy Oil Corp.	2.50%	12/1/2017	30,070	30,306,891
OGX Austria GmbH (Austria)†(b)	8.50%	6/1/2018	31,150	2,803,500
Pacific Rubiales Energy Corp. (Canada)†(b)	5.375%	1/26/2019	29,200	29,273,000
Plains Exploration & Production Co.	6.125%	6/15/2019	22,275	24,319,711
Plains Exploration & Production Co.	6.50%	11/15/2020	10,566	11,571,630
Plains Exploration & Production Co.	6.625%	5/1/2021	72,466	79,296,355
Plains Exploration & Production Co.	7.625%	4/1/2020	107,390	118,580,038
Plains Exploration & Production Co.	8.625%	10/15/2019	45,501	50,219,954
Regency Energy Partners LP/Regency Energy
Finance Corp.	6.875%	12/1/2018	15,900	17,211,750
Southeast Supply Header LLC†	4.85%	8/15/2014	78,057	80,125,667
Southern Star Central Corp.	6.75%	3/1/2016	1,748	1,769,850
Southern Star Central Corp.†	6.75%	3/1/2016	26,200	26,527,500
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	2,900	3,139,572
Sunoco, Inc.	5.75%	1/15/2017	12,908	14,233,419
W&T Offshore, Inc.	8.50%	6/15/2019	30,566	33,011,280
Total				772,176,705

Oil: Integrated Domestic 0.44%
Buckeye Partners LP	2.65%	11/15/2018	14,650	14,648,301
Buckeye Partners LP	6.05%	1/15/2018	8,570	9,747,664
Korea National Oil Corp. (South Korea)†(b)	2.875%	11/9/2015	30,455	31,546,507
Korea National Oil Corp. (South Korea)†(b)	5.375%	7/30/2014	18,000	18,533,304
Newfield Exploration Co.	6.875%	2/1/2020	19,798	21,282,850
Newfield Exploration Co.	7.125%	5/15/2018	19,936	20,808,200
Rowan Cos., Inc.	7.875%	8/1/2019	28,081	34,396,894

See Notes to Financial Statements.	169

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Oil: Integrated Domestic (continued)
Total					$150,963,720

Oil: Integrated International 2.22%
Petrobras Global Finance BV (Netherlands)(b)	1.857%	#	5/20/2016	$24,300	24,163,167
Petrobras Global Finance BV (Netherlands)(b)	2.384%	#	1/15/2019	34,000	33,320,000
Petrobras International Finance Co.	2.875%		2/6/2015	53,025	54,020,597
Petrobras International Finance Co.	3.875%		1/27/2016	9,950	10,334,020
Petrobras International Finance Co.	7.75%		9/15/2014	3,361	3,537,453
Petrohawk Energy Corp.	6.25%		6/1/2019	81,087	88,798,374
Petrohawk Energy Corp.	7.25%		8/15/2018	91,022	98,758,870
Petrohawk Energy Corp.	7.875%		6/1/2015	108,433	111,170,933
Petrohawk Energy Corp.	10.50%		8/1/2014	38,431	39,218,836
Petroleos Mexicanos (Mexico)(b)	2.266%	#	7/18/2018	14,600	15,111,000
Statoil ASA (Norway)(b)	0.699%	#	11/8/2018	18,850	18,992,072
Transocean, Inc.	2.50%		10/15/2017	24,175	24,547,706
Transocean, Inc.	6.00%		3/15/2018	66,795	75,725,959
Tullow Oil plc (United Kingdom)†(b)	6.00%		11/1/2020	6,100	6,168,625
Weatherford International Ltd.	5.50%		2/15/2016	3,156	3,426,545
Weatherford International Ltd.	6.00%		3/15/2018	21,551	24,563,636
Weatherford International Ltd.	9.625%		3/1/2019	94,546	122,511,383
Total					754,369,176

Paper & Forest Products 0.23%
Appvion, Inc.	11.25%		12/15/2015	29,182	35,318,245
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%		10/15/2014	41,101	42,642,288
Total					77,960,533

Printing 0.03%
Quebecor Media, Inc. (Canada)(b)	7.75%		3/15/2016	8,804	9,002,090

Production Technology Equipment 0.03%
CNOOC Finance 2013 Ltd. (Hong Kong)(b)	1.75%		5/9/2018	9,700	9,580,418

Real Estate Investment Trusts 0.66%
American Tower Corp.	4.50%		1/15/2018	41,519	44,808,758
American Tower Corp.	7.00%		10/15/2017	37,370	43,552,082
American Tower Corp.	7.25%		5/15/2019	22,791	27,355,536
Atlantic Finance Ltd. (United Kingdom)†(b)	10.75%		5/27/2014	11,865	12,361,266
BRE Properties, Inc.	4.697%		3/17/2014	14,461	14,619,709
Camden Property Trust	5.375%		12/15/2013	11,755	11,771,563
Corrections Corp. of America	4.125%		4/1/2020	7,840	7,702,800

170	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
Country Garden Holdings Co. Ltd. (China)†(b)	11.25%	4/22/2017	$2,000	$2,165,000
DDR Corp.	9.625%	3/15/2016	5,238	6,186,188
EPR Properties	7.75%	7/15/2020	14,552	16,817,586
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	17,330	19,540,528
Kilroy Realty LP	4.80%	7/15/2018	14,280	15,521,118
Potlatch Corp.	6.95%	12/15/2015	1,500	1,599,375
Regency Centers LP	4.95%	4/15/2014	1,895	1,922,697
Total				225,924,206

Restaurants 0.16%
Darden Restaurants, Inc.	6.20%	10/15/2017	49,785	55,704,138

Retail 1.25%
CDR DB Sub, Inc.†	7.75%	10/15/2020	18,820	18,725,900
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	6,700	6,767,000
Dollar General Corp.	4.125%	7/15/2017	7,131	7,625,150
Maestro Peru SA (Peru)†(b)	6.75%	9/26/2019	9,175	8,532,750
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	45,713	47,541,520
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	11,031	11,279,308
QVC, Inc.†	7.375%	10/15/2020	89,774	97,183,048
QVC, Inc.†	7.50%	10/1/2019	189,495	203,835,792
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	24,510	25,521,037
Total				427,011,505

Retail: Specialty 0.09%
Michaels Stores, Inc.	7.75%	11/1/2018	13,740	14,942,250
Michaels Stores, Inc.	11.375%	11/1/2016	13,526	13,898,100
Total				28,840,350

Savings & Loan 0.22%
AmSouth Bank	5.20%	4/1/2015	42,600	44,718,967
Santander Holdings USA, Inc.	3.00%	9/24/2015	24,200	25,004,795
Santander Holdings USA, Inc.	4.625%	4/19/2016	4,368	4,676,992
Total				74,400,754

Security Services 0.07%
Smith & Wesson Holding Corp.†	5.875%	6/15/2017	24,700	25,163,125

Steel 0.78%
Allegheny Technologies, Inc.	9.375%	6/1/2019	17,220	21,300,124
CSN Islands VIII Corp.†	9.75%	12/16/2013	9,850	9,894,325

See Notes to Financial Statements.	171

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Steel (continued)
Edgen Murray Corp.†	8.75%		11/1/2020	$48,575	$56,468,437
Glencore Funding LLC†	1.396%	#	5/27/2016	33,050	32,943,414
Glencore Funding LLC†	1.70%		5/27/2016	31,490	31,563,655
Glencore Funding LLC†	6.00%		4/15/2014	82,756	84,428,747
GTL Trade Finance, Inc.†	7.25%		10/20/2017	11,785	13,375,975
Metinvest BV (Netherlands)†(b)	8.75%		2/14/2018	1,325	1,170,969
Metinvest BV (Netherlands)†(b)	10.25%		5/20/2015	1,730	1,740,380
Severstal OAO Via Steel Capital SA (Luxembourg)†(b)	4.45%		3/19/2018	7,300	7,227,000
Vale Overseas Ltd. (Brazil)(b)	6.25%		1/11/2016	6,040	6,685,845
Total					266,798,871

Supermarkets 0.15%
Safeway, Inc.	1.756%	#	12/12/2013	29,555	29,564,872
Safeway, Inc.	5.625%		8/15/2014	6,875	7,063,801
Safeway, Inc.	6.25%		3/15/2014	8,756	8,868,095
Stater Bros Holdings, Inc.	7.375%		11/15/2018	5,893	6,246,580
Total					51,743,347

Technology 0.16%
Baidu, Inc. (China)(b)	2.25%		11/28/2017	14,800	14,866,556
Baidu, Inc. (China)(b)	3.25%		8/6/2018	14,500	14,866,255
Bankrate, Inc.†	6.125%		8/15/2018	9,025	9,498,812
Fiserv, Inc.	6.80%		11/20/2017	11,450	13,388,863
Total					52,620,486

Telecommunications 1.23%
AT&T, Inc.	2.375%		11/27/2018	48,750	48,961,429
Block Communications, Inc.†	7.25%		2/1/2020	12,845	13,679,925
Consolidated Communications Finance Co.	10.875%		6/1/2020	48,135	55,836,600
Cricket Communications, Inc.	7.75%		10/15/2020	142,611	164,002,650
Digicel Group Ltd. (Jamaica)†(b)	10.50%		4/15/2018	25,408	27,504,160
Embarq Corp.	7.082%		6/1/2016	10,025	11,229,393
GTE Corp.	6.84%		4/15/2018	8,336	9,817,924
Qwest Corp.	7.50%		10/1/2014	19,310	20,320,743
Qwest Corp.	7.625%		6/15/2015	500	544,779
Sable International Finance Ltd.†	7.75%		2/15/2017	500	526,250
Sable International Finance Ltd.†	8.75%		2/1/2020	22,680	25,656,750
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%		10/1/2017	11,925	12,759,750

172	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)
Vimpel Communications OJSC via UBS
Luxembourg SA (Luxembourg)†(b)	8.25%		5/23/2016	$13,400	$14,874,000
Vimpel Communications via VIP Finance
Ireland Ltd. OJSC (Luxembourg)†(b)	6.493%		2/2/2016	8,500	9,095,000
VimpelCom Holdings BV (Netherlands)†(b)	5.20%		2/13/2019	4,800	4,794,000
Total					419,603,353

Telephone-Long Distance 0.06%
America Movil SAB de CV (Mexico)(b)	1.256%	#	9/12/2016	19,400	19,604,476

Tobacco 0.04%
Altria Group, Inc.	9.70%		11/10/2018	9,026	12,038,057

Transportation: Miscellaneous 0.49%
Air Medical Group Holdings, Inc.	9.25%		11/1/2018	31,118	33,918,620
Florida East Coast Holdings Corp. PIK	10.50%		8/1/2017	21,339	21,451,478
Florida East Coast Railway Corp.	8.125%		2/1/2017	18,710	19,668,887
Grupo Senda Autotransporte SA de CV (Mexico)†(b)	10.50%		10/3/2015	5,950	6,069,000
Kansas City Southern de Mexico SA de CV (Mexico)†(b)	0.937%	#	10/28/2016	18,650	18,668,743
Kazakhstan Temir Zholy Finance BV (Netherlands)†(b)	7.00%		5/11/2016	12,700	13,985,875
Marquette Transportation Co./Marquette
Transportation Finance Corp.	10.875%		1/15/2017	39,970	42,568,050
Transnet SOC Ltd. (South Africa)†(b)	4.50%		2/10/2016	9,600	10,012,781
Total					166,343,434

Utilities 0.21%
Origin Energy Finance Ltd. (Australia)†(b)	3.50%		10/9/2018	49,200	50,072,857
Public Service Co. of New Mexico	7.95%		5/15/2018	16,745	20,161,918
Total					70,234,775

Utilities: Electrical 0.13%
Israel Electric Corp. Ltd. (Israel)†(b)	7.25%		1/15/2019	5,000	5,568,495
Jersey Central Power & Light Co.	5.625%		5/1/2016	8,500	9,311,928
Jersey Central Power & Light Co.	7.35%		2/1/2019	1,530	1,840,737
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	4.75%		9/15/2014	27,000	27,783,000
Total					44,504,160
Total Corporate Bonds (cost $13,691,143,719)					13,822,302,412

See Notes to Financial Statements.	173

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(e) 2.14%

Aerospace/Defense 0.08%
Alliant Techsystems, Inc. Term Loan B	3.50%	11/1/2020	$21,846	$21,964,406
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	3,241	3,276,816
Total				25,241,222

Containers 0.03%
Owens-Brockway Glass Container, Inc.
Term Loan B1	1.914% - 1.993%	5/19/2016	10,339	10,352,210

Electric: Generation 0.01%
Panda Temple II Power LLC Construction
Term Loan Advance	7.25%	4/3/2019	2,140	2,206,875

Energy Equipment & Services 0.15%
CenterPoint Energy Field Services LP Term Loan	1.863% - 1.886%	4/24/2016	19,250	19,274,063
Crestwood Holdings LLC Term Loan B1	7.00%	6/19/2019	10,005	10,323,636
Offshore Group Investment Ltd. 2nd Lien Term Loan	5.75%	3/28/2019	22,512	22,793,273
Total				52,390,972

Financial: Miscellaneous 0.03%
Moneygram International, Inc. Term Loan	4.25%	3/27/2020	11,094	11,187,885

Food 0.01%
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	4,050	4,179,114

Food/Tobacco 0.03%
Diamond Foods, Inc. Revolver Loan	6.25%	2/25/2015	2,946	2,901,685
Diamond Foods, Inc. Term Loan	6.25%	2/25/2015	5,438	5,431,329
Total				8,333,014

Gaming 0.29%
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	98,344	98,478,932

Health Care 0.44%
Aptalis Pharma, Inc. Term Loan B	6.00%	10/2/2020	17,790	18,023,672
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	7,650	7,745,625
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020	2,700	2,747,250
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	1.987%	10/26/2017	47,115	47,193,832
Fresenius US Finance I, Inc. Tranche B Term Loan	2.248%	8/7/2019	74,778	74,946,535
Total				150,656,914

174	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Leisure 0.01%
Dave & Buster’s, Inc. New Term Loan	4.50%	6/1/2016		$1,920	$1,927,958
ROC Finance LLC Term Loan B	5.00%	6/20/2019		3,000	2,883,765
Total					4,811,723

Media 0.50%
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020		51,969	51,373,819
CSC Holdings, Inc. Term Loan B	2.664%	4/17/2020		119,853	118,773,378
Total					170,147,197

Metals & Minerals: Miscellaneous 0.07%
Freeport McMoRan Copper & Gold, Inc. Term Loan	1.67%	2/12/2018		24,221	24,122,542

Services 0.15%
Hertz Corp. (The) Letter of Credit Term Loan	1.00%	3/9/2018		15,013	14,957,000
Landmark Aviation FBO Canada, Inc. Canadian Term Loan	4.75%	10/25/2019		1,292	1,297,825
LM U.S. Member LLC 1st Lien Term Loan	4.75%	10/25/2019		19,153	19,237,227
Road Infrastructure Investment LLC 1st Lien Term Loan	6.25%	3/30/2018		4,484	4,516,100
Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/30/2018		12,250	12,403,125
Total					52,411,277

Telecommunications 0.19%
Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020		63,778	64,052,245

Utilities 0.15%
La Frontera Generation LLC Term Loan	4.50%	9/30/2020		4,309	4,361,451
Moxie Liberty LLC Construction B1 Advance Term Loan	7.50%	8/20/2020		27,036	27,644,310
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017		18,420	18,949,771
Total					50,955,532
Total Floating Rate Loans (cost $727,457,459)					729,527,654

FOREIGN BONDS(d) 0.84%

Luxembourg 0.26%
Beverage Packaging Holdings Luxembourg II SA†	9.50%	6/15/2017	EUR	14,000	19,856,429
Capsugel FinanceCo SCA†	9.875%	8/1/2019	EUR	44,700	68,178,854
Total					88,035,283

Netherlands 0.41%
Ziggo Finance BV†	6.125%	11/15/2017	EUR	100,088	140,756,931

See Notes to Financial Statements.	175

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
South Africa 0.08%
Foodcorp Ltd.†	8.75%	3/1/2018	EUR	18,180	$27,142,421

United Kingdom 0.09%
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	18,050	26,197,214
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	2,103	2,957,573
Total					29,154,787
Total Foreign Bonds (cost $271,367,769)					285,089,422

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.66%

Argentina 0.03%
City of Buenos Aires†	9.95%	3/1/2017		$8,100	8,181,000
Provincia de Neuquen†	7.875%	4/26/2021		2,862	2,890,570
Total					11,071,570

Brazil 0.08%
Banco Nacional de Desenvolvimento
Economico e Social (Brazil)†	3.375%	9/26/2016		14,800	14,911,000
Republic of Brazil	8.00%	1/15/2018		11,650	12,989,750
Total					27,900,750

Dominican Republic 0.03%
Dominican Republic†	9.04%	1/23/2018		10,702	11,531,868

Gabon 0.04%
Republic of Gabon†	8.20%	12/12/2017		13,000	15,210,000

Ghana 0.02%
Republic of Ghana†	8.50%	10/4/2017		7,525	8,127,000

Indonesia 0.02%
Perusahaan Penerbit SBSN†	4.00%	11/21/2018		5,800	5,742,000

Mexico 0.07%
United Mexican States	5.625%	1/15/2017		15,000	16,800,000
United Mexican States	6.625%	3/3/2015		4,950	5,308,875
Total					22,108,875

Mongolia 0.02%
Republic of Mongolia†	4.125%	1/5/2018		5,800	5,307,000

Peru 0.05%
Republic of Peru	8.375%	5/3/2016		3,900	4,533,750
Republic of Peru	9.875%	2/6/2015		9,892	10,896,038
Total					15,429,788

176	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Philippines 0.04%
Republic of Philippines	8.25%		1/15/2014	$6,376	$6,439,760
Republic of Philippines	8.875%		3/17/2015	5,845	6,451,419
Total					12,891,179

Poland 0.10%
Republic of Poland	3.875%		7/16/2015	17,900	18,815,513
Republic of Poland	5.00%		10/19/2015	15,000	16,134,600
Total					34,950,113

Russia 0.11%
Russia Eurobonds†	3.625%		4/29/2015	34,750	36,115,675

South Africa 0.03%
Republic of South Africa	6.50%		6/2/2014	9,900	10,177,200

Turkey 0.01%
Republic of Turkey	9.50%		1/15/2014	4,950	4,993,560

Ukraine 0.01%
Ukraine Government†	6.25%		6/17/2016	3,800	3,401,000
Total Foreign Government Obligations (cost $222,304,917)					224,957,578

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.45%
Federal Home Loan Mortgage Corp. 2011-K701 B†	4.436%	#	7/25/2048	4,000	4,205,954
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.687%	#	10/25/2030	19,440	20,256,295
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.891%	#	2/25/2045	4,500	4,297,696
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872%	#	4/25/2045	17,000	17,226,177
Federal Home Loan Mortgage Corp. 2013-K502 C†	3.31%	#	3/25/2045	5,000	4,825,505
Federal Home Loan Mortgage Corp. K004 A1	3.413%		5/25/2019	18,745	20,062,197
Federal Home Loan Mortgage Corp. K005 A1	3.484%		4/25/2019	51,326	54,659,197
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019	60,617	64,404,612
Federal Home Loan Mortgage Corp. K007 A1	3.342%		12/25/2019	21,120	22,405,098
Federal Home Loan Mortgage Corp. K008 A1	2.746%		12/25/2019	27,004	28,177,718
Federal Home Loan Mortgage Corp. K009 A1	2.757%		5/25/2020	24,327	25,417,159
Federal Home Loan Mortgage Corp. K706 A1	1.691%		6/25/2018	30,596	31,228,555
Federal Home Loan Mortgage Corp. KAIV A1	2.966%		1/25/2021	14,918	15,714,442
Federal National Mortgage Assoc. 2011-M3 A1	2.072%		7/25/2021	12,065	12,387,419
Federal National Mortgage Assoc. 2011-M5 A1	2.007%		7/25/2021	25,337	25,767,324
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	45,496	46,461,073
Federal National Mortgage Assoc. 2012-M2 A1	1.824%		2/25/2022	32,259	32,421,606
Federal National Mortgage Assoc. 2013-M14 A	1.70%		8/25/2018	29,992	30,108,744

See Notes to Financial Statements.	177

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Assoc. 2013-M5 ASQ2	0.595%		8/25/2015	$32,564	$32,542,012
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $481,812,502)					492,568,783

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.02%
Fannie Mae Pool	1.993%	#	6/1/2035	28,733	30,574,096
Fannie Mae Pool	2.433%	#	4/1/2038	58,470	62,373,487
Fannie Mae Pool	2.725%	#	1/1/2040	7,157	7,601,517
Fannie Mae Pool	3.372%	#	7/1/2040	22,142	23,531,217
Federal Home Loan Mortgage Corp.	2.329%	#	2/1/2036	31,538	33,400,831
Federal Home Loan Mortgage Corp.	2.357%	#	4/1/2037	22,107	23,511,494
Federal Home Loan Mortgage Corp.	2.369%	#	6/1/2038	13,484	14,358,908
Federal Home Loan Mortgage Corp.	2.392%	#	9/1/2035	14,826	15,743,802
Federal Home Loan Mortgage Corp.	2.409%	#	6/1/2037	11,434	12,118,047
Federal Home Loan Mortgage Corp.	2.418%	#	4/1/2038	10,210	10,838,178
Federal Home Loan Mortgage Corp.	2.441%	#	10/1/2035	12,626	13,428,574
Federal Home Loan Mortgage Corp.	2.468%	#	6/1/2038	12,604	13,384,760
Federal Home Loan Mortgage Corp.	2.533%	#	2/1/2038	15,482	16,649,622
Federal Home Loan Mortgage Corp.	2.535%	#	12/1/2035	10,880	11,574,901
Federal Home Loan Mortgage Corp.	2.548%	#	12/1/2037	15,515	16,453,025
Federal Home Loan Mortgage Corp.	2.568%	#	11/1/2038	57,417	60,614,510
Federal Home Loan Mortgage Corp.	2.57%	#	4/1/2037	10,661	11,288,134
Federal Home Loan Mortgage Corp.	2.576%	#	5/1/2035	30,923	33,020,473
Federal Home Loan Mortgage Corp.	2.608%	#	9/1/2037	14,235	15,082,703
Federal Home Loan Mortgage Corp.	2.619%	#	5/1/2037	18,982	20,211,840
Federal Home Loan Mortgage Corp.	2.622%	#	3/1/2036	27,959	29,754,909
Federal Home Loan Mortgage Corp.	2.629%	#	5/1/2035	23,182	24,646,585
Federal Home Loan Mortgage Corp.	2.638%	#	12/1/2036	45,009	47,673,949
Federal Home Loan Mortgage Corp.	2.643%	#	4/1/2037	29,388	31,139,197
Federal Home Loan Mortgage Corp.	2.653%	#	12/1/2035	13,666	14,675,703
Federal Home Loan Mortgage Corp.	2.66%	#	10/1/2039	33,620	35,659,441
Federal Home Loan Mortgage Corp.	2.665%	#	7/1/2034	44,216	46,738,394
Federal Home Loan Mortgage Corp.	2.671%	#	3/1/2038	12,115	12,885,489
Federal Home Loan Mortgage Corp.	2.679%	#	10/1/2038	19,204	20,491,933
Federal Home Loan Mortgage Corp.	2.687%	#	10/1/2038	21,775	23,144,700
Federal Home Loan Mortgage Corp.	2.692%	#	6/1/2041	12,449	13,256,142
Federal Home Loan Mortgage Corp.	2.706%	#	5/1/2036	16,951	18,140,650
Federal Home Loan Mortgage Corp.	2.718%	#	2/1/2035	93,511	99,086,025
Federal Home Loan Mortgage Corp.	2.789%	#	9/1/2036	39,278	41,905,064

178	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	2.803%	#	9/1/2035	$14,641	$15,398,061
Federal Home Loan Mortgage Corp.	2.981%	#	2/1/2037	16,522	17,697,995
Federal Home Loan Mortgage Corp.	3.035%	#	12/1/2039	30,154	32,172,040
Federal Home Loan Mortgage Corp.	3.68%	#	11/1/2036	9,555	10,016,666
Federal Home Loan Mortgage Corp.	3.69%	#	6/1/2037	23,105	24,435,372
Federal Home Loan Mortgage Corp.	3.735%	#	9/1/2037	24,570	26,203,349
Federal Home Loan Mortgage Corp.	4.131%	#	11/1/2037	10,703	11,263,627
Federal Home Loan Mortgage Corp.	5.054%	#	7/1/2036	11,251	12,001,154
Federal Home Loan Mortgage Corp.	5.108%	#	7/1/2038	22,602	23,446,494
Federal National Mortgage Assoc.	1.685%	#	8/1/2037	15,452	16,186,915
Federal National Mortgage Assoc.	1.939%	#	1/1/2035	37,902	40,239,918
Federal National Mortgage Assoc.	1.96%	#	1/1/2036	31,963	33,965,974
Federal National Mortgage Assoc.	1.973%	#	11/1/2034	25,662	27,130,809
Federal National Mortgage Assoc.	2.19%	#	6/1/2038	10,492	11,128,222
Federal National Mortgage Assoc.	2.23%	#	10/1/2035	44,982	47,631,934
Federal National Mortgage Assoc.	2.239%	#	12/1/2035	45,146	47,301,500
Federal National Mortgage Assoc.	2.277%	#	2/1/2036	22,580	23,977,583
Federal National Mortgage Assoc.	2.33%	#	4/1/2038	11,663	12,320,717
Federal National Mortgage Assoc.	2.335%	#	11/1/2036	17,703	18,830,100
Federal National Mortgage Assoc.	2.341%	#	8/1/2034	33,510	35,501,962
Federal National Mortgage Assoc.	2.347%	#	3/1/2039	19,902	21,096,034
Federal National Mortgage Assoc.	2.366%	#	1/1/2038	15,912	17,005,431
Federal National Mortgage Assoc.	2.377%	#	1/1/2036	85,495	90,571,070
Federal National Mortgage Assoc.	2.394%	#	3/1/2038	15,658	16,863,616
Federal National Mortgage Assoc.	2.398%	#	11/1/2036	10,452	11,152,174
Federal National Mortgage Assoc.	2.405%	#	8/1/2036	16,038	16,964,376
Federal National Mortgage Assoc.	2.411%	#	4/1/2040	7,122	7,549,948
Federal National Mortgage Assoc.	2.417%	#	8/1/2037	23,599	24,978,230
Federal National Mortgage Assoc.	2.422%	#	4/1/2038	34,264	36,478,862
Federal National Mortgage Assoc.	2.426%	#	9/1/2038	18,242	19,328,571
Federal National Mortgage Assoc.	2.43%	#	3/1/2038	27,156	28,794,325
Federal National Mortgage Assoc.	2.431%	#	11/1/2038	45,765	48,626,929
Federal National Mortgage Assoc.	2.451%	#	1/1/2038	14,636	15,601,705
Federal National Mortgage Assoc.	2.488%	#	12/1/2036	17,035	18,046,079
Federal National Mortgage Assoc.	2.497%	#	8/1/2038	15,086	16,008,033
Federal National Mortgage Assoc.	2.501%	#	2/1/2038	11,920	12,618,681
Federal National Mortgage Assoc.	2.531%	#	3/1/2039	12,424	13,161,709
Federal National Mortgage Assoc.	2.541%	#	10/1/2036	10,185	10,741,074

See Notes to Financial Statements.	179

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.564%	#	9/1/2037	$11,561	$12,237,610
Federal National Mortgage Assoc.	2.571%	#	6/1/2038	11,171	11,882,573
Federal National Mortgage Assoc.	2.58%		11/1/2018	15,250	15,848,493
Federal National Mortgage Assoc.	2.60%		1/1/2019	91,529	94,453,283
Federal National Mortgage Assoc.	2.634%	#	11/1/2038	29,441	31,242,927
Federal National Mortgage Assoc.	2.701%	#	12/1/2038	15,055	16,061,461
Federal National Mortgage Assoc.	2.95%		3/1/2015	21,675	22,141,436
Federal National Mortgage Assoc.	3.18%		11/1/2014	24,700	25,042,929
Federal National Mortgage Assoc.	5.50%		1/1/2035	3,228	3,539,052
Total Government Sponsored Enterprises Pass-Throughs (cost $2,053,825,956)					2,049,845,303

MUNICIPAL BONDS 0.10%

General Obligation 0.05%
Battery Pk City NY Auth Rev (AMBAC)	0.336%	#	11/1/2031	14,675	14,675,000

Utilities 0.05%
Guam Pwr Auth	7.50%		10/1/2015	17,440	17,794,555
Total Municipal Bonds (cost $32,126,201)					32,469,555

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 28.23%
7 WTC Depositor LLC Trust 2012-7WTC A†	4.082%		3/13/2031	9,973	10,442,094
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	18,970	20,006,335
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	110,231	120,471,295
Banc of America Commercial Mortgage Trust 2007-2 AM	5.803%	#	4/10/2049	95,623	107,031,630
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%		7/10/2043	246	245,694
Banc of America Funding Corp. 2007-6 A1	0.46%	#	7/25/2037	10,947	9,083,404
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%		1/25/2042	16,500	18,687,834
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.683%	#	6/24/2050	25,851	28,330,169
Banc of America Re-REMIC Trust 2009-UB2 A4B5†	6.201%	#	12/24/2049	7,504	8,464,005
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	9,300	10,124,943
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	6.118%	#	2/15/2051	9,770	10,906,246
Banc of America Re-REMIC Trust 2010-UB5 A4B†	5.665%	#	2/17/2051	10,000	10,206,000
Banc of America Re-REMIC Trust 2011-STRP A3†	2.415%		11/17/2039	6,039	6,033,602
Banc of America Re-REMIC Trust 2011-STRP A4†	1.501%		5/17/2046	9,870	9,869,681
Banc of America Re-REMIC Trust 2012-CLRN B†	1.768%	#	8/15/2029	17,475	17,510,125
Banc of America Re-REMIC Trust 2012-CLRN C†	2.268%	#	8/15/2029	11,000	11,029,161
BCAP LLC Trust 2013-RR3 4A1†	0.326%	#	11/26/2036	16,209	15,262,491

180	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BCRR Trust 2009-1 1A2†	5.994%	#	8/17/2045	$21,298	$23,243,423
BCRR Trust 2009-1 2A2†	5.858%		7/17/2040	7,000	7,667,744
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A2	5.563%	#	3/11/2039	5	5,156
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.874%	#	9/11/2038	4,645	4,669,266
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%		12/11/2038	5,476	5,494,519
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 AM	5.898%	#	6/11/2040	22,783	25,618,784
Boca Hotel Portfolio Trust 2013-BOCA D†	3.218%	#	8/15/2026	26,640	26,717,442
Boca Hotel Portfolio Trust 2013-BOCA E†	3.918%	#	8/15/2026	30,000	30,088,320
BWAY Mortgage Trust 2013-1515 XB†	0.534%	#	3/10/2033	103,040	4,060,394
CFCRE Commercial Mortgage Trust 2011-C1 A2†	3.759%		4/15/2044	23,900	25,169,293
CFCRE Commercial Mortgage Trust 2011-C2 A2	3.061%		12/15/2047	36,883	38,441,030
CGBAM Commercial Mortgage Trust 2013-BREH B†	1.968%	#	5/15/2030	15,000	15,041,198
CGBAM Commercial Mortgage Trust 2013-BREH C†	2.518%	#	5/15/2030	13,700	13,755,499
CGBAM Commercial Mortgage Trust 2013-BREH D†	3.018%	#	5/15/2030	24,000	24,117,240
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.894%	#	12/10/2049	144,857	161,082,021
Citigroup Commercial Mortgage Trust 2009-RR1 CA4B†	5.322%		12/17/2049	7,746	8,496,324
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	13,350	14,595,775
Citigroup Commercial Mortgage Trust 2012-GC8 XB†	0.225%	#	9/10/2045	218,445	2,899,086
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	72,500	72,811,532
Citigroup Commercial Mortgage Trust 2013-GC11 XA	2.072%	#	4/10/2046	725,785	74,118,291
Citigroup Mortgage Loan Trust, Inc. 2013-2 2A1†	0.276%	#	10/25/2036	26,033	24,976,871
Citigroup Mortgage Loan Trust, Inc. 2013-2 5A1†	0.306%	#	7/25/2036	15,089	14,118,805
Citigroup Mortgage Loan Trust, Inc. 2013-3 1A1†	0.791%	#	7/25/2036	13,071	12,346,788
Citigroup Mortgage Loan Trust, Inc. 2013-A A†	3.00%	#	5/25/2042	14,332	14,116,628

See Notes to Financial Statements.	181

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A3	5.293%		12/11/2049	$24,230	$24,750,194
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	19,984	22,016,653
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.348%	#	6/15/2022	38,103	37,918,297
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	67,200	69,392,286
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	5.147%	#	7/17/2028	13,850	13,974,787
Commercial Mortgage Pass-Through Certificates 2011-FL1 D†	6.583%	#	7/17/2028	9,179	9,226,152
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	130,833	134,711,093
Commercial Mortgage Pass-Through Certificates 2012-9W57 X†	1.525%	#	2/10/2029	525,000	22,062,337
Commercial Mortgage Pass-Through Certificates 2012-CR1 A1	1.116%		5/15/2045	8,075	8,107,373
Commercial Mortgage Pass-Through Certificates 2012-CR2 A2	2.025%		8/15/2045	47,948	48,621,238
Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%		10/15/2045	26,820	26,875,812
Commercial Mortgage Pass-Through Certificates 2012-CR4 A2	1.801%		10/15/2045	7,850	7,857,897
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA	2.16%	#	10/15/2045	281,839	33,351,745
Commercial Mortgage Pass-Through Certificates 2012-CR5 XA	2.075%	#	12/10/2045	35,814	3,855,152
Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.295%	#	9/17/2029	17,765	17,999,943
Commercial Mortgage Pass-Through Certificates 2012-FL2 B†	1.768%	#	9/17/2029	12,400	12,387,445
Commercial Mortgage Pass-Through Certificates 2012-FL2 C†	2.268%	#	9/17/2029	38,030	38,089,194
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA†	2.676%	#	12/10/2044	91,947	12,527,546
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	35,126	35,143,894
Commercial Mortgage Pass-Through Certificates 2012-MVP A†	2.107%	#	11/17/2026	19,219	19,268,245
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.768%	#	11/17/2026	21,600	21,471,793

182	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2012-MVP C†	2.318%	#	11/17/2026	$22,003	$22,057,116
Commercial Mortgage Pass-Through Certificates 2012-MVP D†	3.168%	#	11/17/2026	23,700	23,948,708
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		10/10/2046	25,000	25,923,700
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	158,825	160,561,354
Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	64,000	64,503,712
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA	1.755%	#	3/10/2046	351,858	32,177,381
Commercial Mortgage Pass-Through Certificates 2013-CR8 A2	2.367%		6/10/2046	36,000	36,592,560
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA	0.885%	#	6/10/2046	621,401	26,563,979
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	96,958	97,274,713
Commercial Mortgage Pass-Through Certificates 2013-THL C†	2.169%	#	6/8/2030	33,370	33,511,355
Commercial Mortgage Pass-Through Certificates 2013-THL D†	2.819%	#	6/8/2030	46,437	46,656,067
Commercial Mortgage Pass-Through Certificates 2013-WWP XB†	0.389%	#	3/10/2031	265,903	6,352,024
Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.509%		9/15/2039	75,807	81,888,888
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%		12/15/2039	37,300	40,032,120
Credit Suisse Mortgage Capital Certificates 2007-TF2A A1†	0.348%	#	4/15/2022	25,364	25,043,470
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	6.233%	#	2/15/2041	31,550	35,278,437
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.953%	#	9/15/2039	11,500	12,588,699
Credit Suisse Mortgage Capital Certificates 2010-RR6 B†	5.778%	#	4/12/2049	15,000	15,324,652
Credit Suisse Mortgage Capital Certificates 2010-UD1 BA†	5.914%	#	12/16/2049	21,825	23,628,415
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	0.276%	#	2/27/2037	11,950	10,305,644
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	3.312%	#	6/26/2036	12,045	12,487,442

See Notes to Financial Statements.	183

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2013-7R 2A1†	0.325%	#	8/26/2037	$11,112	$10,510,970
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%	#	2/25/2043	36,257	33,046,990
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%		7/15/2037	4,249	4,313,177
CW Capital Cobalt Ltd. 2007-C2 AM†	5.461%		4/15/2047	19,780	21,923,608
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%		4/15/2047	66,290	73,839,503
DBRR Trust 2013-EZ3 B†	3.50%		12/18/2049	14,771	15,251,058
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	117,158	123,244,296
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	29,085	31,118,840
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	112,573	117,981,764
DBUBS Mortgage Trust 2011-LC3A A2	3.642%		8/10/2044	74,671	78,865,905
DDR Corp. 2009-DDR1 A†	3.807%		10/14/2022	72,608	74,044,694
DDR Corp. 2009-DDR1 B†	5.73%		10/14/2022	9,500	9,816,545
Del Coronado Trust 2013 HDC A†	0.968%	#	3/15/2026	9,300	9,259,196
Del Coronado Trust 2013 HDC B†	1.468%	#	3/15/2026	21,300	21,260,105
Del Coronado Trust 2013 HDC C†	1.768%	#	3/15/2026	12,500	12,454,263
Del Coronado Trust 2013 HDC D†	2.118%	#	3/15/2026	8,500	8,438,575
Del Coronado Trust 2013 HDC E†	2.818%	#	3/15/2026	10,500	10,343,781
Extended Stay America Trust 2013-ESFL BFL†	1.269%	#	12/5/2031	7,500	7,282,628
Extended Stay America Trust 2013-ESFL DFL†	3.309%	#	12/5/2031	4,870	4,800,230
Extended Stay America Trust 2013-ESH5 B5†	2.278%		12/5/2031	24,300	24,171,040
Extended Stay America Trust 2013-ESH5 C5†	2.675%		12/5/2031	8,600	8,542,307
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	47,800	47,512,268
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	67,445	66,573,375
Extended Stay America Trust 2013-ESH7 D7†	5.521%	#	12/5/2031	17,780	18,189,873
Fontainebleau Miami Beach Trust 2012-FBLU B†	3.875%		5/5/2027	4,500	4,677,955
Fontainebleau Miami Beach Trust 2012-FBLU D†	5.007%		5/5/2027	39,750	41,083,632
Fosse Master Issuer plc 2012-1A 2A2 (United Kingdom)†(b)	1.646%	#	10/18/2054	12,430	12,603,816
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(b)	2.196%	#	10/18/2054	18,150	18,484,523
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(b)	0.368%	#	12/20/2054	24,356	24,119,879
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(b)	0.428%	#	12/20/2054	9,931	9,847,884
Granite Master Issuer plc 2006-3 A3 (United Kingdom)(b)	0.248%	#	12/20/2054	43,169	42,638,086
Granite Master Issuer plc 2006-3 A4 (United Kingdom)(b)	0.248%	#	12/20/2054	11,562	11,394,222

184	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(b)	0.368%	#	12/20/2054	$7,663	$7,588,779
Granite Master Issuer plc 2006-4 A4 (United Kingdom)(b)	0.268%	#	12/20/2054	15,777	15,589,570
Granite Master Issuer plc 2007-1 2A1 (United Kingdom)(b)	0.308%	#	12/20/2054	7,408	7,326,574
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(b)	0.368%	#	12/20/2054	7,739	7,663,713
Granite Master Issuer plc 2007-2 2A1 (United Kingdom)(b)	0.248%	#	12/17/2054	32,568	32,171,150
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.018%	#	7/10/2038	62,650	68,845,333
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	30,694	31,190,072
GS Mortgage Securities Corp. Trust 2013-NYC5 A†	2.318%		1/10/2030	40,000	40,499,680
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	2,898	2,912,513
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	5,098	5,133,592
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	53,443	58,999,442
GS Mortgage Securities Corp. II 2007-EOP B†	1.731%		3/6/2020	24,500	24,516,795
GS Mortgage Securities Corp. II 2007-EOP E†	2.476%		3/6/2020	6,179	6,189,038
GS Mortgage Securities Corp. II 2007-EOP F†	2.633%		3/6/2020	20,855	20,888,983
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	41,361	43,864,781
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%		12/10/2043	43,561	46,146,665
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	62,270	65,591,170
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%		8/10/2044	45,185	47,241,302
GS Mortgage Securities Corp. II 2012-GCJ7 A2	2.318%		5/10/2045	92,490	95,119,722
GS Mortgage Securities Corp. II 2012-GCJ9 A2	1.762%		11/10/2045	39,000	39,164,872
GS Mortgage Securities Corp. II 2012-GCJ9 XA	2.553%	#	11/10/2045	122,940	16,624,029
GS Mortgage Securities Corp. II 2012-GCJ9 XB†	0.483%	#	11/10/2045	93,111	2,721,076
GS Mortgage Securities Corp. II 2013-GC12 A2	2.011%		6/10/2046	108,041	108,326,714
GS Mortgage Securities Corp. II 2013-GC12 XA	1.949%	#	6/10/2046	600,750	63,689,149
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	57,106	57,051,284
GS Mortgage Securities Corp. II 2013-KYO B†	1.619%	#	11/8/2029	22,750	22,762,456
GS Mortgage Securities Corp. II 2013-KYO C†	1.919%	#	11/8/2029	59,000	58,867,810
GS Mortgage Securities Corp. II 2013-KYO D†	2.769%	#	11/8/2029	23,800	23,827,263
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	38,500	39,272,329
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	13,850	14,138,274
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%		12/14/2049	15,553	17,043,304
GS Mortgage Securities Trust 2012-GC6 XA†	2.358%	#	1/10/2045	236,300	28,880,388

See Notes to Financial Statements.	185

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust 2012-GCJ7 A1	1.144%		5/10/2045	$39,964	$40,097,523
Holmes Master Issuer plc 2010-1A A2 (United Kingdom)†(b)	1.644%	#	10/15/2054	7,220	7,246,018
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	66,446	65,178,397
JPMorgan Chase Commercial Mortgage Finance Corp. 2000-C9 H†	6.25%		10/15/2032	2,237	2,243,441
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A3	4.697%		7/15/2042	4,354	4,353,303
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 AMFX	5.40%		6/12/2047	16,735	18,134,531
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 AM	5.895%	#	2/12/2049	13,134	14,296,779
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-FL1A A2†	0.618%	#	7/15/2019	13,955	13,623,600
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A2	5.827%		2/15/2051	427	429,156
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C1 A1†	3.853%		6/15/2043	30,239	31,329,571
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C1 A2†	4.608%		6/15/2043	8,335	9,124,295
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A1†	2.749%		11/15/2043	26,255	27,020,809
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A2†	3.616%		11/15/2043	7,625	8,119,321
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-RR1 JPB†	5.801%	#	6/18/2049	18,100	20,035,768
JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2†	3.364%		11/13/2044	86,488	91,144,254
JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD B†	4.304%		11/13/2044	5,000	5,346,190
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-C8 A2	1.797%		10/15/2045	36,200	36,400,095
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-CIBX A2	1.81%		6/15/2045	12,750	12,929,577
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-LC9 A2	1.677%		12/15/2047	72,270	72,246,621
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-C10 XA	1.476%	#	12/15/2047	431,899	34,327,371
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-C12 A2	2.424%		7/15/2045	120,124	122,390,440
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-C12 XA	1.051%	#	7/15/2045	220,075	10,567,221

186	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-C13 A2	2.665%		1/15/2046	$40,500	$41,584,873
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-FL3 B†	1.418%	#	4/15/2028	53,700	52,874,443
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-FL3 C†	1.968%	#	4/15/2028	29,200	29,048,729
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-FL3 D†	2.518%	#	4/15/2028	21,600	21,238,762
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-INN D†	3.568%	#	10/15/2030	24,800	24,873,532
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-INN E†	4.418%	#	10/15/2030	25,000	25,081,300
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-JWRZ A†	0.948%	#	4/15/2030	48,500	48,291,668
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-JWRZ B†	1.318%	#	4/15/2030	30,500	30,408,058
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-JWRZ C†	1.668%	#	4/15/2030	45,250	45,058,751
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-LC11 XA	1.729%	#	4/15/2046	144,732	14,152,933
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LD11 A2	5.987%	#	6/15/2049	20,302	20,493,844
JPMorgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B†	5.707%	#	3/18/2051	46,570	50,159,616
LB-UBS Commercial Mortgage Trust 2005-C7 AAB	5.17%		11/15/2030	2,575	2,597,776
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.075%	#	6/15/2038	82,521	90,905,381
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	53,301	58,031,832
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	76,974	84,519,391
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	9,390	8,882,667
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	9,762	9,423,944
Merrill Lynch Floating Trust 2008-LAQA A2†	0.707%	#	7/9/2021	137,940	136,413,469
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%		7/12/2038	4,057	4,077,106
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	64	63,941
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	60,146	65,807,733
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM	5.419%		8/12/2048	162,827	171,956,221

See Notes to Financial Statements.	187

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A3FL†	0.384%	#	6/12/2050	$2,502	$2,496,667
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%		8/15/2045	11,295	11,564,668
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A2	1.868%		11/15/2045	58,360	58,779,112
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	25,353	25,065,483
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A2	2.964%		7/15/2046	27,620	28,859,862
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A2	3.085%		8/15/2046	7,000	7,318,210
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	55,000	57,045,450
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A2	1.863%		2/15/2046	55,000	55,104,555
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	119,970	121,152,604
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA	1.61%	#	5/15/2046	297,202	24,325,102
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB†	0.43%	#	5/15/2046	119,710	3,241,148
Morgan Stanley Capital I 2005-HQ5 AAB	5.037%		1/14/2042	1,148	1,150,371
Morgan Stanley Capital I 2007-HQ12 A3	5.778%	#	4/12/2049	35,700	35,893,637
Morgan Stanley Capital I 2007-HQ12 AM	5.778%	#	4/12/2049	68,380	75,428,474
Morgan Stanley Capital I 2007-IQ15 AM	6.107%	#	6/11/2049	60,273	65,630,396
Morgan Stanley Capital I 2011-C1 A2†	3.884%		9/15/2047	41,428	43,682,802
Morgan Stanley Capital I 2011-C2 A2†	3.476%		6/15/2044	34,000	35,988,575
Morgan Stanley Capital I 2012-STAR A1†	2.084%		8/5/2034	41,655	41,443,848
Morgan Stanley Capital I Trust 2012-C4 A2	2.111%		3/15/2045	10,000	10,213,295
Morgan Stanley Capital I Trust 2012-C4 XA†	2.856%	#	3/15/2045	72,720	9,155,548
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.994%	#	8/12/2045	86,775	95,986,427
Morgan Stanley Re-REMIC Trust 2010-GG10 A4B†	5.994%	#	8/15/2045	61,099	67,582,165
Morgan Stanley Re-REMIC Trust 2010-R3 3B†	0.406%	#	6/26/2036	11,507	11,388,097
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%		3/27/2051	67,667	67,663,151
Motel 6 Trust 2012-MTL6 C†	3.139%		10/5/2025	85,150	85,438,233
Motel 6 Trust 2012-MTL6 D†	3.781%		10/5/2025	16,840	16,880,054
NorthStar 2012-1 Mortgage Trust 2012-1 B†	1.819%	#	8/25/2029	11,180	11,177,602
NorthStar 2012-1 Mortgage Trust 2012-1 C†	2.32%	#	8/25/2029	23,030	23,065,086
NorthStar Real Estate CDO Ltd. 2013 -1A†	2.016%	#	8/25/2029	38,750	39,354,500

188	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.166%	#	8/25/2029	$41,750	$41,958,750
Prima Capital Ltd.	2.214%		5/24/2021	98,768	103,016,915
RAIT Trust	3.378%		1/15/2029	7,931	7,918,235
RAIT Trust 2013-FL1	1.936%		1/15/2029	87,314	87,423,363
RAIT Trust 2013-FL1	4.186%		1/15/2029	4,894	4,873,103
RBSCF Trust 2009-RR2 CWB†	5.223%		8/16/2048	14,900	16,076,251
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	33,300	34,302,996
RBSCF Trust 2010-MB1 C†	4.842%	#	4/15/2024	9,200	9,578,672
RBSCF Trust 2010-RR3 MSCB†	6.107%	#	6/16/2049	2,380	2,649,397
RBSCF Trust 2010-RR3 WBTB†	6.123%	#	2/16/2051	22,942	25,610,682
RBSSP Resecuritization Trust 2013-1 3A1†	0.28%	#	1/26/2037	9,952	9,290,058
RBSSP Resecuritization Trust 2013-3 1A1†	0.326%	#	11/26/2036	12,762	12,027,273
RBSSP Resecuritization Trust 2013-3 2A1†	0.33%	#	11/26/2036	15,763	14,175,605
RCMC LLC 2012-CRE1 A†	5.624%		11/15/2044	39,385	39,615,124
RREF LLC 2013-LT3	2.50%		6/20/2028	11,553	11,552,851
Sequoia Mortgage Trust 2012-4 A1	3.50%		9/25/2042	7,080	7,007,573
Sequoia Mortgage Trust 2012-4 A2	3.00%		9/25/2042	9,665	9,416,728
Sequoia Mortgage Trust 2012-6 A1	2.50%		12/25/2042	13,192	12,160,902
Sequoia Mortgage Trust 2012-6 A2	1.808%		12/25/2042	12,950	11,586,734
Sequoia Mortgage Trust 2013-1 2A1	1.855%	#	2/25/2043	20,681	17,847,830
Sequoia Mortgage Trust 2013-2 A	1.874%	#	2/25/2043	38,251	33,514,429
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(b)	1.792%	#	1/21/2055	20,000	20,194,920
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	33,540	33,556,822
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%	#	6/25/2058	59,847	59,324,458
Starwood Property Mortgage Trust 2013-FV1 C†	2.768%	#	8/11/2028	21,190	21,233,122
Starwood Property Mortgage Trust 2013-FV1 D†	3.668%	#	8/11/2028	17,000	17,042,611
Structured Asset Securities Corp. 2005-14 2A1	5.75%		7/25/2035	6,298	6,374,232
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	17,902	18,161,316
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	10,455	10,571,363
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%		5/10/2063	102,579	104,452,605
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA†	1.955%	#	5/10/2063	122,666	11,182,926
UBS-Barclays Commercial Mortgage Trust 2012-C3 A2	1.852%		8/10/2049	54,654	55,150,941
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%		12/10/2045	22,067	22,183,734

See Notes to Financial Statements.	189

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA†	1.292%	#	3/10/2046	$349,154	$25,620,400
UBS-Barclays Commercial Mortgage Trust 2013-C6 A2	2.067%		4/10/2046	30,550	31,054,151
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA†	1.511%	#	4/10/2046	470,680	40,767,697
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A2	2.804%		1/10/2045	16,650	17,410,805
Vornado DP LLC 2010-VNO A1†	2.97%		9/13/2028	25,386	26,508,412
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%		4/15/2042	1,825	1,861,387
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	28,338	31,051,392
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	31,700	34,159,888
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%		11/15/2048	41,556	45,961,081
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	11,318	11,419,282
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	56,029	60,937,533
Wachovia Bank Commercial Mortgage Trust 2007-C30 AMFL†	0.368%	#	12/15/2043	50,000	47,476,125
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%		4/15/2047	155,408	170,635,864
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%		10/15/2045	31,010	31,163,050
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%		5/25/2035	6,361	6,627,678
Wells Fargo Re-REMIC Trust 2012-IO A†	1.75%		8/20/2021	25,427	25,363,841
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%		2/15/2044	55,160	58,016,654
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%		2/15/2044	29,050	31,811,362
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%		3/15/2044	19,730	20,593,661
WF-RBS Commercial Mortgage Trust 2011-C4 A1†	1.607%		6/15/2044	11,891	11,992,196
WF-RBS Commercial Mortgage Trust 2011-C4 A2†	3.454%		6/15/2044	43,750	46,011,766
WF-RBS Commercial Mortgage Trust 2011-C5 A2	2.684%		11/15/2044	10,745	11,128,489

190	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	$17,650	$18,578,408
WF-RBS Commercial Mortgage Trust 2011-C5 XA†	2.204%	#	11/15/2044	24,238	2,519,815
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%		12/15/2045	26,312	26,300,857
WF-RBS Commercial Mortgage Trust 2012-C10 XA†	1.98%	#	12/15/2045	69,273	7,577,351
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	24,156	24,314,107
WF-RBS Commercial Mortgage Trust 2012-C7 XA†	1.748%	#	6/15/2045	394,701	38,632,577
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	76,420	77,068,615
WF-RBS Commercial Mortgage Trust 2012-C8 XA†	2.395%	#	8/15/2045	71,316	8,548,937
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	143,294	144,509,276
WF-RBS Commercial Mortgage Trust 2013-C12 A2	2.072%		3/15/2048	38,085	38,417,311
WF-RBS Commercial Mortgage Trust 2013-C13 A2	1.964%		5/15/2045	33,549	33,626,565
WF-RBS Commercial Mortgage Trust 2013-C13 XA†	1.625%	#	5/15/2045	322,841	29,246,132
WFRBS Commercial Mortgage Trust 2013-C16 A2	3.223%		9/15/2046	40,000	42,125,160
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,646,501,000)					9,611,824,179

U.S. TREASURY OBLIGATION 3.00%

U.S. Treasury Note (Cost 1,021,556,798)	0.375%		3/15/2015	1,020,000	1,022,390,880
Total Long-Term Investments (cost $31,933,880,845)					32,020,308,180

SHORT-TERM INVESTMENTS 5.78%

CONVERTIBLE BONDS 0.14%

Metals & Minerals: Miscellaneous 0.12%
Goldcorp, Inc. (Canada)(b)	2.00%		8/1/2014	40,761	40,913,854

Telecommunications 0.02%
Leap Wireless International, Inc.	4.50%		7/15/2014	6,942	7,089,517
Total Convertible Bonds (cost $48,051,989)					48,003,371

See Notes to Financial Statements.	191

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
COMMERCIAL PAPER 2.17%

Energy Equipment & Services 0.72%
Talisman Energy, Inc.	Zero Coupon	12/9/2013	$73,500	$73,488,240
Talisman Energy, Inc.	Zero Coupon	12/18/2013	98,500	98,466,045
Talisman Energy, Inc.	Zero Coupon	1/28/2014	73,000	72,911,791
Total				244,866,076

Oil 0.75%
DCP Midstream LLC	Zero Coupon	12/2/2013	12,500	12,499,712
DCP Midstream LLC	Zero Coupon	12/12/2013	14,800	14,796,156
DCP Midstream LLC	Zero Coupon	12/18/2013	94,000	93,961,382
DCP Midstream LLC	Zero Coupon	12/18/2013	25,000	24,989,965
DCP Midstream LLC	Zero Coupon	12/19/2013	11,010	11,005,266
DCP Midstream LLC	Zero Coupon	12/24/2013	98,000	97,947,937
Total				255,200,418

Oil: Integrated Domestic 0.56%
Weatherford International Ltd.	Zero Coupon	12/9/2013	63,750	63,734,417
Weatherford International Ltd.	Zero Coupon	12/11/2013	24,250	24,242,590
Weatherford International Ltd.	Zero Coupon	12/20/2013	77,750	77,713,069
Weatherford International Ltd.	Zero Coupon	12/23/2013	23,427	23,414,115
Total				189,104,191

Utilities 0.14%
Ameren Corp.	Zero Coupon	1/15/2014	48,750	48,707,344
Total Commercial Paper (cost $737,878,029)				737,878,029

CORPORATE BONDS 0.54%

Banks: Diversified 0.11%
Ally Financial, Inc.	7.50%	12/31/2013	2,430	2,441,239
Royal Bank of Scotland Group plc (United Kingdom)(b)	5.00%	10/1/2014	35,350	36,169,872
Total				38,611,111

Cable Services 0.01%
Time Warner Cable, Inc.	7.50%	4/1/2014	1,650	1,686,092

Computer Hardware 0.03%
Hewlett-Packard Co.	4.75%	6/2/2014	9,700	9,892,419

192	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Entertainment 0.05%
Snoqualmie Entertainment Authority†	4.147%	#	2/1/2014	$15,400	$15,323,000

Insurance 0.03%
Assurant, Inc.	5.625%		2/15/2014	9,819	9,909,050

Media 0.01%
Interpublic Group of Cos., Inc. (The)	6.25%		11/15/2014	2,116	2,216,510

Metals & Minerals: Miscellaneous 0.25%
Anglo American Capital plc (United Kingdom)†(b)	9.375%		4/8/2014	25,660	26,416,996
Barrick Gold Corp. (Canada)(b)	1.75%		5/30/2014	58,845	59,246,499
Total					85,663,495

Oil: Crude Producers 0.01%
Sunoco Logistics Partners Operations LP	8.75%		2/15/2014	4,250	4,314,018

Real Estate Investment Trusts 0.04%
Hospitality Properties Trust	7.875%		8/15/2014	12,305	12,477,393
Reckson Operating Partnership LP	5.875%		8/15/2014	1,160	1,196,330
UDR, Inc.	5.50%		4/1/2014	1,360	1,380,000
Total					15,053,723
Total Corporate Bonds (cost $182,417,525)					182,669,419

See Notes to Financial Statements.	193

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENTS 2.93%
Repurchase Agreement dated 11/29/2013, Zero Coupon due 12/2/2013 with Fixed Income Clearing Corp. collateralized by $37,655,000 of Federal Home Loan Bank at 0.12% due 5/27/2014; $55,000,000 of Federal Home Loan Bank at Zero Coupon due 5/21/2014; $45,000,000 of Federal Home Loan Bank at Zero Coupon due 5/23/2014; $20,500,000 of Federal Home Loan Bank at Zero Coupon due 5/28/2014; $45,000,000 of Federal National Mortgage Assoc. at Zero Coupon due 5/21/2014; $675,000 of U.S. Treasury Bill at Zero Coupon due 5/29/2014; $234,815,000 of U.S. Treasury Bill at Zero Coupon due 4/24/2014; $141,000,000 of U.S. Treasury Bill at Zero Coupon due 5/8/2014; $235,000,000 of U.S. Treasury Bill at Zero Coupon due 5/22/2014; value: $814,373,913; proceeds: $798,405,254	$798,405	$798,405,254
Repurchase Agreement dated 11/29/2013, 0.07% due 12/2/2013 with Goldman Sachs Group, Inc. (The) collateralized by $104,478,000 of U.S. Government and Agency Obligations with rates between 0.136% and 5.45%, maturity dates between 12/11/2013 and 1/30/2031; value: $102,000,176; proceeds: $100,000,583	100,000	100,000,000
Repurchase Agreement dated 11/29/2013, 0.02% due 12/2/2013 with JPMorgan Chase & Co. collateralized by $102,010,000 of Federal Home Loan Bank at 0.106% due 11/26/2014; value: $102,007,603; proceeds: $100,000,167	100,000	100,000,000
Total Repurchase Agreements (cost $998,405,254)		998,405,254
Total Short-Term Investments (cost $1,966,752,797)		1,966,956,073
Total Investments in Securities 99.93% (cost $33,900,633,642)		34,027,039,124
Cash and Other Assets in Excess of Liabilities(f) 0.07%		24,725,048
Net Assets 100.00%		$34,051,764,172

194	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
AMBAC	AMBAC Assurance Corporation
COD	Certificate of Deposit.
IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2013.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Foreign security traded in U.S. dollars.
(c)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of November 30, 2013.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2013.
(f)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	195

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Open Credit Default Swaps on Indexes – Sell Protection at November 30, 2013(1):

Referenced Index	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Upfront Payments Received(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX.
NA.AAA.2(6)	.07%	3/15/2049	$24,700,000	$24,147,906	$24,331,970	$1,330,378	$962,348	$368,030
Markit CMBX.
NA.AAA.2(6)	.07%	3/15/2049	24,000,000	23,463,553	23,642,400	585,154	227,554	357,600
Markit CMBX.
NA.AAA.2(6)	.07%	3/15/2049	25,000,000	24,441,201	24,627,500	624,820	252,320	372,500
Markit CMBX.
NA.AAA.3(6)	.08%	12/13/2049	23,000,000	22,892,653	22,445,700	813,526	259,226	554,300
Markit CMBX.
NA.AAA.3(6)	.08%	12/13/2049	23,000,000	22,892,653	22,445,700	834,626	280,326	554,300
Markit CMBX.
NA.AAA.4(6)	.35%	2/17/2051	29,500,000	29,079,135	28,845,100	2,310,078	1,655,178	654,900
Markit CMBX.
NA.AAA.2(7)	.07%	3/15/2049	49,500,000	48,393,577	48,762,450	2,670,219	1,932,669	737,550
Markit CMBX.
NA.AAA.2(7)	.07%	3/15/2049	23,400,000	22,876,964	23,051,340	1,262,285	913,625	348,660
Markit CMBX.
NA.AAA.3(7)	.08%	12/13/2049	9,900,000	9,853,994	9,661,410	765,409	526,819	238,590
Markit CMBX.
NA.AAA.2(8)	.07%	3/15/2049	23,000,000	22,485,905	22,657,300	644,621	301,921	342,700
Markit CMBX.
NA.AAA.3(8)	.08%	12/13/2049	14,800,000	14,730,925	14,443,320	1,226,626	869,946	356,680
Markit CMBX.
NA.AAA.3(8)	.08%	12/13/2049	24,500,000	24,385,652	23,909,550	2,026,638	1,436,188	590,450
						$15,094,380	$9,618,120	$5,476,260

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(o)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $9,618,120. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse
(7)	Swap Counterparty: Goldman Sachs
(8)	Swap Counterparty: Morgan Stanley

196	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2013

Open Forward Foreign Currency Exchange Contracts at November 30, 2013:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
euro	Buy	Goldman Sachs	12/20/2013	3,070,000	$4,154,299	$4,171,485	$17,186
euro	Buy	J.P. Morgan	12/20/2013	5,000,000	6,756,100	6,793,950	37,850
Canadian dollar	Sell	UBS AG	2/26/2014	19,830,000	18,739,032	18,622,791	116,241
euro	Sell	Morgan Stanley	12/20/2013	16,950,000	23,065,543	23,031,489	34,054
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$205,331

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
British pound	Sell	Barclays Bank plc	1/17/2014	2,470,000	$3,968,203	$4,040,361	$(72,158)
euro	Sell	Goldman Sachs	12/20/2013	35,165,000	46,934,655	47,781,847	(847,192)
euro	Sell	Goldman Sachs	1/17/2014	81,475,000	109,890,873	110,709,616	(818,743)
euro	Sell	Goldman Sachs	2/13/2014	83,500,000	111,984,689	113,466,972	(1,482,283)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,220,376)

Open Futures Contracts at November 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2014	33,019	Long	$7,273,982,549	$2,295,935

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	March 2014	10,999	Short	$(1,330,019,703)	$(1,413,780)

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$3,789,107,285	$—	$3,789,107,285
Corporate Bonds	—	14,004,971,831	—	14,004,971,831
Floating Rate Loans(4)
Aerospace/Defense	—	25,241,222	—	25,241,222
Containers	—	—	10,352,210	10,352,210
Electric: Generation	—	2,206,875	—	2,206,875
Energy Equipment & Services	—	33,116,909	19,274,063	52,390,972
Financial: Miscellaneous	—	11,187,885	—	11,187,885
Food	—	4,179,114	—	4,179,114
Food/Tobacco	—	8,333,014	—	8,333,014
Gaming	—	98,478,932	—	98,478,932
Health Care	—	150,656,914	—	150,656,914
Leisure	—	4,811,723	—	4,811,723
Media	—	170,147,197	—	170,147,197
Metals & Minerals: Miscellaneous	—	24,122,542	—	24,122,542
Services	—	52,411,277	—	52,411,277
Telecommunications	—	64,052,245	—	64,052,245
Utilities	—	23,311,222	27,644,310	50,955,532
Foreign Bonds	—	285,089,422	—	285,089,422
Foreign Government Obligations	—	224,957,578	—	224,957,578

See Notes to Financial Statements.	197

Schedule of Investments (concluded)

SHORT DURATION INCOME FUND November 30, 2013

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Government Sponsored Enterprises
Collateralized Mortgage Obligations	—	492,568,783	—	492,568,783
Government Sponsored Enterprises
Pass-Throughs	—	2,049,845,303	—	2,049,845,303
Municipal Bonds	—	32,469,555	—	32,469,555
Non-Agency Commercial
Mortgage-Backed Securities	—	9,611,824,179	—	9,611,824,179
U.S. Treasury Obligation	—	1,022,390,880	—	1,022,390,880
Commercial Paper	—	737,878,029	—	737,878,029
Convertible Bonds	—	48,003,371	—	48,003,371
Repurchase Agreements	—	998,405,254	—	998,405,254
Total	$—	$33,969,768,541	$57,270,583	$34,027,039,124
Other Financial Instruments
Credit Default Swaps
Assets	$—	$9,618,120	$—	$9,618.120
Liabilities	—	—	—	—
Forward Foreign Currency
Exchange Contracts
Assets	—	205,331	—	205,331
Liabilities	—	(3,220,376)	—	(3,220,376)
Futures Contracts
Assets	2,295,935	—	—	2,295,935
Liabilities	(1,413,780)	—	—	(1,413,780)
Unfunded Commitments
Assets	—	65,201	—	65,201
Liabilities	—	—	—	—
Total	$882,155	$6,668,276	$—	$7,550,431

(1)	Refer to note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended November 30, 2013.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of December 1, 2012	$81,935,358
Accrued discounts/premiums	112,625
Realized gain (loss)	(8,901,393)
Change in unrealized appreciation/depreciation	615,917
Purchases	39,457,383
Sales	(52,155,022)
Net transfers in or out of Level 3	(3,794,285)
Balance as of November 30, 2013	$57,270,583

198	See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Assets and Liabilities

November 30, 2013

	Convertible	Floating	High Yield
	Fund	Rate Fund	Fund
ASSETS:
Investments in securities, at cost	$555,142,473	$9,313,558,677	$2,681,587,641
Investments in securities, at fair value	$610,846,697	$9,355,411,321	$2,759,974,293
Cash	–	1,710,444	1,793,246
Foreign cash, at value (cost $0, $2,041,222
and $352,763, respectively)	–	2,029,244	352,763
Deposits with brokers for derivatives collateral	–	649,525	1,508,425
Receivables:
Investment securities sold	5,256,413	179,517,522	23,058,462
Interest and dividends	2,900,292	51,877,841	49,612,775
Capital shares sold	2,367,674	73,414,447	17,902,447
From advisor (See Note 3)	64,046	–	–
Variation margin	–	41,238	26,581
Unrealized appreciation on forward foreign
currency exchange contracts	–	292,798	196,124
Unrealized appreciation on unfunded commitments	–	19,547	–
Prepaid expenses and other assets	37,513	613,053	110,908
Total assets	621,472,635	9,665,576,980	2,854,536,024
LIABILITIES:
Payables:
Investment securities purchased	3,279,474	965,396,627	52,704,968
Capital shares reacquired	476,243	14,648,032	3,993,624
12b-1 distribution fees	26,505	2,382,215	442,304
Management fee	344,882	3,167,985	1,245,670
Trustees’ fees	45,271	184,856	127,813
Fund administration	19,708	277,946	89,791
To affiliates (See Note 3)	53,213	–	129,947
Unrealized depreciation on forward foreign
currency exchange contracts	40,467	346,857	1,555,377
Distributions payable	–	28,528,959	13,836,756
Accrued expenses	93,149	1,038,316	287,711
Total liabilities	4,378,912	1,015,971,793	74,413,961
NET ASSETS	$617,093,723	$8,649,605,187	$2,780,122,063
COMPOSITION OF NET ASSETS:
Paid-in capital	$513,962,107	$8,592,583,207	$2,618,605,046
Undistributed (distributions in excess of) net
investment income	5,993,358	748,512	(3,361,315)
Accumulated net realized gain on investments,
futures contracts and foreign currency
related transactions	41,473,152	14,149,862	87,897,785
Net unrealized appreciation on investments,
futures contracts, unfunded commitments
and translation of assets and liabilities
denominated in foreign currencies	55,665,106	42,123,606	76,980,547
Net Assets	$617,093,723	$8,649,605,187	$2,780,122,063

200	See Notes to Financial Statements.

Statements of Assets and Liabilities (continued)

November 30, 2013

	Convertible Fund	Floating Rate Fund	High Yield Fund

Net assets by class:
Class A Shares	$113,955,919	$3,585,656,891	$841,493,544
Class B Shares	$2,950,439	—	$13,348,114
Class C Shares	$58,045,429	$1,864,537,385	$312,747,151
Class F Shares	$75,696,344	$2,591,702,125	$394,912,657
Class I Shares	$364,316,558	$593,427,026	$1,180,830,347
Class P Shares	$43,176	—	$1,554,708
Class R2 Shares	$161,413	$601,379	$4,967,396
Class R3 Shares	$1,924,445	$13,680,381	$30,268,146
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	8,344,303	377,137,287	104,514,127
Class B Shares	216,445	—	1,664,896
Class C Shares	4,271,453	195,961,902	39,035,135
Class F Shares	5,542,360	272,857,921	49,110,941
Class I Shares	26,569,181	62,372,449	146,073,474
Class P Shares	3,128	—	190,549
Class R2 Shares	11,714	63,163	613,512
Class R3 Shares	141,279	1,438,251	3,738,984
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$ 13.66	$ 9.51	$ 8.05
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$ 13.97	$ 9.73	$ 8.24
Class B Shares-Net asset value	$ 13.63	—	$ 8.02
Class C Shares-Net asset value	$ 13.59	$ 9.51	$ 8.01
Class F Shares-Net asset value	$ 13.66	$ 9.50	$ 8.04
Class I Shares-Net asset value	$ 13.71	$ 9.51	$ 8.08
Class P Shares-Net asset value	$ 13.80	—	$ 8.16
Class R2 Shares-Net asset value	$ 13.78	$ 9.52	$ 8.10
Class R3 Shares-Net asset value	$ 13.62	$ 9.51	$ 8.10

See Notes to Financial Statements.	201

Statements of Assets and Liabilities (continued)

November 30, 2013

	Income Fund	Inflation Focused Fund	Short Duration Income Fund
ASSETS:
Investments in securities, at cost	$1,900,663,617	$927,777,535	$33,900,633,642
Investments in securities, at fair value	$1,901,269,036	$927,963,295	$34,027,039,124
Cash	1,760,076	792,064	31,765,419
Deposits with brokers for derivatives collateral	280,000	34,220,000	8,180,000
Receivables:
Investment securities sold	66,830,942	2,721,847	61,125,288
Interest and dividends	24,941,882	7,823,359	278,343,118
Capital shares sold	8,668,147	3,787,507	229,938,940
From advisor (See Note 3)	209,958	93,438	—
Variation margin	217,966	20,618	783,540
Unrealized appreciation on forward foreign currency exchange contracts	4,252,579	6,623	205,331
Unrealized appreciation on unfunded commitments	5,149	814	65,201
Unrealized appreciation on CPI swaps	—	495,689	—
Prepaid expenses and other assets	92,485	100,372	1,194,696
Total assets	2,008,528,220	978,025,626	34,638,640,657
LIABILITIES:
Payables:
Investment securities purchased	185,087,772	6,510,768	386,527,211
Capital shares reacquired	4,719,604	2,998,910	71,866,937
12b-1 distribution fees	498,530	236,139	10,172,698
Management fee	747,926	309,214	7,019,070
Trustees’ fees	640,659	23,581	1,052,422
Fund administration	59,834	30,921	1,103,325
To affiliates (See Note 3)	—	—	72,014
Unrealized depreciation on forward foreign currency exchange contracts	2,313,996	93,961	3,220,376
Unrealized depreciation on CPI swaps	—	36,889,184	—
Credit default swap agreements payable, at fair value (including upfront payments received of $0, $326,313, and $15,094,380)	—	148,870	5,476,260
Distributions payable	7,341,890	2,628,157	96,555,835
Accrued expenses	376,376	276,675	3,810,337
Total liabilities	201,786,587	50,146,380	586,876,485
NET ASSETS	$1,806,741,633	$927,879,246	$34,051,764,172
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,795,943,820	$976,826,650	$34,172,229,566
Undistributed (distributions in excess of) net investment income	(3,826,917)	67,784	1,408,322
Accumulated net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	11,645,394	(12,927,586)	(255,847,223)
Net unrealized appreciation (depreciation) on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	2,979,336	(36,087,602)	133,973,507
Net Assets	$1,806,741,633	$927,879,246	$34,051,764,172

202	See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

November 30, 2013

	Income Fund	Inflation Focused Fund	Short Duration Income Fund

Net assets by class:
Class A Shares	$1,062,484,563	$460,665,376	$13,290,302,749
Class B Shares	$10,691,339	$—	$31,666,624
Class C Shares	$323,027,517	$139,952,100	$8,127,184,119
Class F Shares	$288,858,294	$264,243,617	$9,140,965,523
Class I Shares	$89,227,333	$62,716,087	$3,341,230,536
Class R2 Shares	$2,831,060	$194,144	$13,411,644
Class R3 Shares	$29,621,527	$107,922	$107,002,977
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	370,062,774	32,476,121	2,906,041,831
Class B Shares	3,720,452	—	6,915,114
Class C Shares	112,019,574	9,850,650	1,766,004,776
Class F Shares	100,620,400	18,613,168	2,000,358,234
Class I Shares	31,073,473	4,422,118	731,166,787
Class R2 Shares	977,864	13,695	2,931,224
Class R3 Shares	10,284,178	7,610	23,371,647
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$ 2.87	$ 14.18	$ 4.57
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$ 2.94	$ 14.51	$ 4.68
Class B Shares-Net asset value	$ 2.87	$ —	$ 4.58
Class C Shares-Net asset value	$ 2.88	$ 14.21	$ 4.60
Class F Shares-Net asset value	$ 2.87	$ 14.20	$ 4.57
Class I Shares-Net asset value	$ 2.87	$ 14.18	$ 4.57
Class R2 Shares-Net asset value	$ 2.90	$ 14.18	$ 4.58
Class R3 Shares-Net asset value	$ 2.88	$ 14.18	$ 4.58

See Notes to Financial Statements.	203

Statements of Operations

For the Year Ended November 30, 2013

	Convertible Fund	Floating Rate Fund	High Yield Fund
Investment income:
Dividends (net of foreign withholding taxes of $2,640, $0 and $0, respectively)	$5,273,558	$—	$1,320,567
Interest and other (net of foreign withholding taxes of $0, $0 and $10,095, respectively)	7,269,949	316,606,808	174,847,364
Total investment income	12,543,507	316,606,808	176,167,931
Expenses:
Management fee	3,521,429	27,015,864	13,855,707
12b-1 distribution plan-Class A	145,745	4,830,806	1,631,740
12b-1 distribution plan-Class B	29,652	—	147,845
12b-1 distribution plan-Class C	379,058	11,733,827	2,679,297
12b-1 distribution plan-Class F	48,510	1,711,299	349,029
12b-1 distribution plan-Class P	157	—	6,784
12b-1 distribution plan-Class R2	633	2,717	26,324
12b-1 distribution plan-Class R3	6,085	33,318	117,901
Shareholder servicing	224,416	3,901,794	1,725,993
Professional	59,093	133,964	81,206
Reports to shareholders	30,434	426,113	170,870
Fund administration	201,225	2,356,966	988,457
Custody	13,684	82,032	95,551
Trustees’ fees	16,908	191,856	83,782
Registration	94,863	1,044,257	233,346
Subsidy (See Note 3)	437,504	—	1,147,619
Other	18,098	94,914	79,090
Gross expenses	5,227,494	53,559,727	23,420,541
Expense reductions (See Note 8)	(213)	(6,025)	(1,832)
Management fee waived (See Note 3)	(291,113)	—	—
Net expenses	4,936,168	53,553,702	23,418,709
Net investment income	7,607,339	263,053,106	152,749,222
Net realized and unrealized gain:
Net realized gain on investments, futures contracts and foreign currency related transactions	65,947,836	26,829,958	99,917,666
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	41,033,257	26,078,790	(6,209,436)
Net realized and unrealized gain	106,981,093	52,908,748	93,708,230
Net Increase in Net Assets Resulting From Operations	$114,588,432	$315,961,854	$246,457,452

204	See Notes to Financial Statements.

Statements of Operations (concluded)

For the Year Ended November 30, 2013

	Income Fund	Inflation Focused Fund	Short Duration Income Fund
Investment income:
Interest and other (net of foreign withholding taxes of $1,000, $2,346 and $12,083 respectively)	$97,516,650	$23,621,273	$906,854,411
Total investment income	97,516,650	23,621,273	906,854,411
Expenses:
Management fee	10,476,086	3,602,046	80,502,264
12b-1 distribution plan-Class A	2,352,066	906,240	25,429,857
12b-1 distribution plan-Class B	129,180	—	350,661
12b-1 distribution plan-Class C	3,365,449	1,261,272	70,994,028
12b-1 distribution plan-Class F	414,890	275,057	8,376,949
12b-1 distribution plan-Class R2	14,344	358	72,119
12b-1 distribution plan-Class R3	112,132	266	394,600
Shareholder servicing	2,194,318	721,928	20,749,342
Professional	80,097	79,157	188,340
Reports to shareholders	178,693	101,716	2,204,644
Fund administration	838,087	360,205	12,640,362
Custody	96,670	90,818	430,246
Trustees’ fees	72,483	29,594	1,070,694
Registration	200,534	221,123	2,612,489
Subsidy (See Note 3)	—	—	494,473
Other	47,228	20,804	506,179
Gross expenses	20,572,257	7,670,584	227,017,247
Expense reductions (See Note 8)	(2,119)	(960)	(31,739)
Management fee waived (See Note 3)	(2,029,817)	(273,604)	—
Net expenses	18,540,321	7,396,020	226,985,508
Net investment income	78,976,329	16,225,253	679,868,903
Net realized and unrealized gain (loss):
Net realized gain on investments, futures contracts, swaps and foreign currency related transactions	41,706,784	5,362,086	362,220,017
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(115,741,816)	(44,431,060)	(433,625,110)
Net realized and unrealized loss	(74,035,032)	(39,068,974)	(71,405,093)
Increase (Decrease) in Net Assets Resulting From Operations	$4,941,297	$(22,843,721)	$608,463,810

See Notes to Financial Statements.	205

Statements of Changes in Net Assets

	Convertible Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012
Operations:
Net investment income	$7,607,339	$8,715,597
Net realized gain on investments and foreign currency related transactions	65,947,836	1,895,044
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	41,033,257	28,806,567
Net increase in net assets resulting from operations	114,588,432	39,417,208
Distributions to shareholders from:
Net investment income
Class A	(1,497,415)	(1,723,329)
Class B	(45,803)	(80,918)
Class C	(743,099)	(991,658)
Class F	(1,012,014)	(1,042,303)
Class I	(7,808,870)	(6,782,849)
Class P	(655)	(659)
Class R2	(1,619)	(1,526)
Class R3	(21,325)	(20,107)
Total distributions to shareholders	(11,130,800)	(10,643,349)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	213,952,337	171,902,989
Reinvestment of distributions	10,438,635	9,717,121
Cost of shares reacquired	(145,661,439)	(97,106,291)
Net increase in net assets resulting from capital share transactions	78,729,533	84,513,819
Net increase in net assets	182,187,165	113,287,678
NET ASSETS:
Beginning of year	$434,906,558	$321,618,880
End of year	$617,093,723	$434,906,558
Undistributed net investment income	$5,993,358	$1,005,450

206	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Floating Rate Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012
Operations:
Net investment income	$263,053,106	$155,608,753
Net realized gain on investments, futures contracts and foreign currency related transactions	26,829,958	8,430,413
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	26,078,790	119,461,717
Net increase in net assets resulting from operations	315,961,854	283,500,883
Distributions to shareholders from:
Net investment income
Class A	(110,382,108)	(63,315,372)
Class C	(53,963,968)	(41,075,863)
Class F	(79,646,848)	(42,197,556)
Class I	(18,721,642)	(8,939,510)
Class R2	(19,240)	(10,619)
Class R3	(284,199)	(82,887)
Total distributions to shareholders	(263,018,005)	(155,621,807)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	6,833,727,139	1,504,743,773
Reinvestment of distributions	209,470,360	118,564,428
Cost of shares reacquired	(1,950,939,791)	(1,224,190,260)
Net increase in net assets resulting from capital share transactions	5,092,257,708	399,117,941
Net increase in net assets	5,145,201,557	526,997,017
NET ASSETS:
Beginning of year	$3,504,403,630	$2,977,406,613
End of year	$8,649,605,187	$3,504,403,630
Undistributed net investment income	$748,512	$176,160

See Notes to Financial Statements.	207

Statements of Changes in Net Assets (continued)

	High Yield Fund
	For the Year Ended	For the Year Ended
INCREASE IN NET ASSETS	November 30, 2013	November 30, 2012
Operations:
Net investment income	$152,749,222	$145,541,445
Net realized gain on investments, futures contracts and foreign currency related transactions	99,917,666	57,446,324
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(6,209,436)	125,263,025
Net increase in net assets resulting from operations	246,457,452	328,250,794
Distributions to shareholders from:
Net investment income
Class A	(52,717,860)	(49,940,277)
Class B	(843,735)	(1,098,845)
Class C	(17,732,214)	(15,799,224)
Class F	(22,879,609)	(21,512,876)
Class I	(63,647,778)	(61,025,248)
Class P	(93,873)	(85,591)
Class R2	(266,379)	(223,500)
Class R3	(1,460,036)	(1,228,092)
Net realized gain
Class A	(18,307,283)	(4,228,997)
Class B	(376,425)	(127,560)
Class C	(6,858,174)	(1,360,021)
Class F	(7,649,886)	(1,690,459)
Class I	(18,265,444)	(4,938,687)
Class P	(31,677)	(7,852)
Class R2	(82,476)	(22,016)
Class R3	(493,031)	(106,520)
Total distributions to shareholders	(211,705,880)	(163,395,765)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	1,442,345,157	1,275,386,986
Reinvestment of distributions	180,550,693	135,134,070
Cost of shares reacquired	(1,163,563,507)	(900,890,405)
Net increase in net assets resulting from capital share transactions	459,332,343	509,630,651
Net increase in net assets	494,083,915	674,485,680
NET ASSETS:
Beginning of year	$2,286,038,148	$1,611,552,468
End of year	$2,780,122,063	$2,286,038,148
Distributions in excess of net investment income	$(3,361,315)	$(4,275,135)

208	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Income Fund
	For the Year Ended	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	November 30, 2013	November 30, 2012
Operations:
Net investment income	$78,976,329	$67,780,745
Net realized gain on investments, futures contracts and foreign currency related transactions	41,706,784	43,106,111
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(115,741,816)	93,123,436
Net increase in net assets resulting from operations	4,941,297	204,010,292
Distributions to shareholders from:
Net investment income
Class A	(57,252,921)	(47,614,729)
Class B	(526,973)	(652,524)
Class C	(15,907,477)	(12,561,577)
Class F	(20,500,084)	(16,485,077)
Class I	(4,289,309)	(3,070,443)
Class R2	(107,562)	(27,031)
Class R3	(1,044,123)	(346,805)
Net realized gain
Class A	(19,743,480)	(5,921,789)
Class B	(246,675)	(124,473)
Class C	(6,411,432)	(1,685,647)
Class F	(7,961,315)	(1,678,009)
Class I	(1,408,068)	(385,224)
Class R2	(20,807)	(2,397)
Class R3	(267,682)	(25,343)
Total distributions to shareholders	(135,687,908)	(90,581,068)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	839,204,160	1,123,702,660
Reinvestment of distributions	111,535,685	70,156,663
Cost of shares reacquired	(1,141,050,873)	(434,622,997)
Net increase (decrease) in net assets resulting from capital share transactions	(190,311,028)	759,236,326
Net increase (decrease) in net assets	(321,057,639)	872,665,550
NET ASSETS:
Beginning of year	$2,127,799,272	$1,255,133,722
End of year	$1,806,741,633	$2,127,799,272
Distributions in excess of net investment income	$(3,826,917)	$(2,572,402)

See Notes to Financial Statements.	209

Statements of Changes in Net Assets (continued)

	Inflation Focused Fund
	For the Year Ended	For the Year Ended
INCREASE IN NET ASSETS	November 30, 2013	November 30, 2012
Operations:
Net investment income	$16,225,253	$6,027,542
Net realized gain on investments, futures contracts, swaps and foreign currency related transactions	5,362,086	1,618,354
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(44,431,060)	12,720,629
Net increase (decrease) in net assets resulting from operations	(22,843,721)	20,366,525
Distributions to shareholders from:
Net investment income
Class A	(15,649,818)	(5,915,622)
Class C	(3,562,779)	(1,061,618)
Class F	(9,754,947)	(2,754,750)
Class I	(1,474,620)	(127,804)
Class R2	(1,884)	(537)
Class R3	(1,688)	(554)
Total distributions to shareholders	(30,445,736)	(9,860,885)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	971,762,614	461,986,426
Reinvestment of distributions	24,624,889	8,026,194
Cost of shares reacquired	(523,463,696)	(107,497,400)
Net increase in net assets resulting from capital share transactions	472,923,807	362,515,220
Net increase in net assets	419,634,350	373,020,860
NET ASSETS:
Beginning of year	$508,244,896	$135,224,036
End of year	$927,879,246	$508,244,896
Undistributed net investment income	$67,784	$62,540

210	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Short Duration Income Fund
	For the Year Ended	For the Year Ended
INCREASE IN NET ASSETS	November 30, 2013	November 30, 2012
Operations:
Net investment income	$679,868,903	$571,101,279
Net realized gain on investments, futures contracts, swaps and foreign currency related transactions	362,220,017	202,366,696
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(433,625,110)	573,321,602
Net increase in net assets resulting from operations	608,463,810	1,346,789,577
Distributions to shareholders from:
Net investment income
Class A	(465,416,488)	(355,699,931)
Class B	(1,009,420)	(1,354,622)
Class C	(238,182,649)	(193,208,729)
Class F	(314,362,855)	(225,453,567)
Class I	(91,791,365)	(44,567,416)
Class R2	(394,485)	(254,535)
Class R3	(2,679,181)	(1,272,444)
Net realized gain
Class A	(3,459,820)	—
Class B	(11,605)	—
Class C	(2,206,086)	—
Class F	(2,233,989)	—
Class I	(567,276)	—
Class R2	(3,202)	—
Class R3	(17,860)	—
Total distributions to shareholders	(1,122,336,281)	(821,811,244)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	19,913,817,824	17,046,004,559
Reinvestment of distributions	892,344,164	632,120,792
Cost of shares reacquired	(14,061,406,443)	(6,725,724,353)
Net increase in net assets resulting from capital share transactions	6,744,755,545	10,952,400,998
Net increase in net assets	6,230,883,074	11,477,379,331
NET ASSETS:
Beginning of year	$27,820,881,098	$16,343,501,767
End of year	$34,051,764,172	$27,820,881,098
Undistributed net investment income	$1,408,322	$1,479,967

See Notes to Financial Statements.	211

Financial Highlights

CONVERTIBLE FUND

	Class A Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.12	$10.33	$11.24	$10.30	$7.94
Investment operations:
Net investment income(a)	.18	.23	.28	.33	.32
Net realized and unrealized gain (loss)	2.63	.85	(.82)	1.08	2.52
Total from investment operations	2.81	1.08	(.54)	1.41	2.84
Distributions to shareholders from:
Net investment income	(.27)	(.29)	(.37)	(.47)	(.48)
Net asset value, end of year	$13.66	$11.12	$10.33	$11.24	$10.30
Total Return(b)	25.74%	10.62%	(5.07)%	14.12%	37.19%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.06%	1.07%	.99%	1.41%	1.23%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.06%	1.07%	.99%	1.41%	1.23%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.12%	1.13%	.99%	1.41%	1.23%
Net investment income	1.42%	2.14%	2.43%	3.05%	3.57%

Supplemental Data:
Net assets, end of year (000)	$113,956	$59,728	$74,497	$80,399	$79,880
Portfolio turnover rate	160.16%	92.34%	64.09%	47.60%	106.61%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

212	See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class B Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.09	$10.30	$11.20	$10.27	$7.92
Investment operations:
Net investment income(a)	.08	.15	.20	.26	.26
Net realized and unrealized gain (loss)	2.63	.84	(.82)	1.07	2.52
Total from investment operations	2.71	.99	(.62)	1.33	2.78
Distributions to shareholders from:
Net investment income	(.17)	(.20)	(.28)	(.40)	(.43)
Net asset value, end of year	$13.63	$11.09	$10.30	$11.20	$10.27
Total Return(b)	24.76%	9.67%	(5.78)%	13.30%	36.26%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.86%	1.87%	1.75%	2.05%	1.88%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.86%	1.87%	1.75%	2.05%	1.88%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.91%	1.93%	1.75%	2.05%	1.88%
Net investment income	.67%	1.35%	1.71%	2.42%	2.92%

Supplemental Data:
Net assets, end of year (000)	$2,950	$3,127	$5,243	$8,915	$10,207
Portfolio turnover rate	160.16%	92.34%	64.09%	47.60%	106.61%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	213

Financial Highlights (continued)

CONVERTIBLE FUND

	Class C Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.06	$10.28	$11.18	$10.25	$7.91
Investment operations:
Net investment income(a)	.10	.16	.21	.26	.26
Net realized and unrealized gain (loss)	2.63	.84	(.81)	1.08	2.51
Total from investment operations	2.73	1.00	(.60)	1.34	2.77
Distributions to shareholders from:
Net investment income	(.20)	(.22)	(.30)	(.41)	(.43)
Net asset value, end of year	$13.59	$11.06	$10.28	$11.18	$10.25
Total Return(b)	25.02%	9.86%	(5.62)%	13.34%	36.20%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.68%	1.70%	1.64%	2.05%	1.88%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.68%	1.70%	1.64%	2.05%	1.88%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.73%	1.76%	1.64%	2.05%	1.88%
Net investment income	.82%	1.51%	1.81%	2.41%	2.93%

Supplemental Data:
Net assets, end of year (000)	$58,045	$42,636	$50,035	$55,798	$52,049
Portfolio turnover rate	160.16%	92.34%	64.09%	47.60%	106.61%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

214	See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class F Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.12	$10.33	$11.24	$10.31	$7.95
Investment operations:
Net investment income(a)	.19	.24	.29	.35	.37
Net realized and unrealized gain (loss)	2.63	.85	(.81)	1.08	2.50
Total from investment operations	2.82	1.09	(.52)	1.43	2.87
Distributions to shareholders from:
Net investment income	(.28)	(.30)	(.39)	(.50)	(.51)
Net asset value, end of year	$13.66	$11.12	$10.33	$11.24	$10.31
Total Return(b)	25.86%	10.74%	(4.92)%	14.29%	37.52%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.96%	.96%	.86%	1.17%	.98%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.96%	.96%	.86%	1.17%	.98%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.02%	1.03%	.86%	1.17%	.98%
Net investment income	1.50%	2.24%	2.55%	3.30%	3.88%

Supplemental Data:
Net assets, end of year (000)	$75,696	$36,060	$34,227	$31,141	$18,003
Portfolio turnover rate	160.16%	92.34%	64.09%	47.60%	106.61%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	215

Financial Highlights (continued)

CONVERTIBLE FUND

	Class I Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.16	$10.37	$11.28	$10.34	$7.97
Investment operations:
Net investment income(a)	.20	.25	.30	.36	.36
Net realized and unrealized gain (loss)	2.65	.85	(.81)	1.09	2.52
Total from investment operations	2.85	1.10	(.51)	1.45	2.88
Distributions to shareholders from:
Net investment income	(.30)	(.31)	(.40)	(.51)	(.51)
Net asset value, end of year	$13.71	$11.16	$10.37	$11.28	$10.34
Total Return(b)	25.98%	10.81%	(4.81)%	14.46%	37.65%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.86%	.86%	.80%	1.02%	.88%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.86%	.86%	.80%	1.02%	.88%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.92%	.93%	.80%	1.02%	.88%
Net investment income	1.64%	2.33%	2.68%	3.41%	3.94%

Supplemental Data:
Net assets, end of year (000)	$364,317	$292,323	$156,799	$102,611	$194,617
Portfolio turnover rate	160.16%	92.34%	64.09%	47.60%	106.61%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

216	See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class P Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.23	$10.44	$11.33	$10.38	$8.00
Investment operations:
Net investment income(a)	.15	.21	.29	.32	.32
Net realized and unrealized gain (loss)	2.66	.85	(.86)	1.09	2.54
Total from investment operations	2.81	1.06	(.57)	1.41	2.86
Distributions to shareholders from:
Net investment income	(.24)	(.27)	(.32)	(.46)	(.48)
Net asset value, end of year	$13.80	$11.23	$10.44	$11.33	$10.38
Total Return(b)	25.45%	10.24%	(5.23)%	13.99%	37.03%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.30%	1.31%	1.06%	1.51%	1.32%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.30%	1.31%	1.06%	1.51%	1.32%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.36%	1.37%	1.06%	1.51%	1.32%
Net investment income	1.18%	1.90%	2.45%	2.96%	3.49%

Supplemental Data:
Net assets, end of year (000)	$43	$29	$26	$94	$82
Portfolio turnover rate	160.16%	92.34%	64.09%	47.60%	106.61%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	217

Financial Highlights (continued)

CONVERTIBLE FUND

	Class R2 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.22	$10.43	$11.34	$10.40	$7.99
Investment operations:
Net investment income(a)	.12	.19	.23	.29	.35
Net realized and unrealized gain (loss)	2.66	.85	(.80)	1.10	2.53
Total from investment operations	2.78	1.04	(.57)	1.39	2.88
Distributions to shareholders from:
Net investment income	(.22)	(.25)	(.34)	(.45)	(.47)
Net asset value, end of year	$13.78	$11.22	$10.43	$11.34	$10.40
Total Return(b)	25.19%	10.14%	(5.30)%	13.68%	37.35%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.45%	1.46%	1.38%	1.63%	1.26%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.45%	1.46%	1.38%	1.63%	1.26%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.52%	1.52%	1.38%	1.63%	1.26%
Net investment income	.99%	1.72%	2.06%	2.68%	3.63%

Supplemental Data:
Net assets, end of year (000)	$161	$90	$53	$21	$46
Portfolio turnover rate	160.16%	92.34%	64.09%	47.60%	106.61%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

218	See Notes to Financial Statements.

Financial Highlights (concluded)

CONVERTIBLE FUND

	Class R3 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.09	$10.31	$11.21	$10.28	$7.94
Investment operations:
Net investment income(a)	.14	.20	.25	.31	.33
Net realized and unrealized gain (loss)	2.63	.84	(.81)	1.08	2.49
Total from investment operations	2.77	1.04	(.56)	1.39	2.82
Distributions to shareholders from:
Net investment income	(.24)	(.26)	(.34)	(.46)	(.48)
Net asset value, end of year	$13.62	$11.09	$10.31	$11.21	$10.28
Total Return(b)	25.38%	10.24%	(5.25)%	13.90%	36.90%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.35%	1.36%	1.27%	1.57%	1.37%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.35%	1.36%	1.27%	1.57%	1.37%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.41%	1.42%	1.27%	1.57%	1.37%
Net investment income	1.11%	1.85%	2.18%	2.90%	3.50%

Supplemental Data:
Net assets, end of year (000)	$1,924	$915	$740	$821	$642
Portfolio turnover rate	160.16%	92.34%	64.09%	47.60%	106.61%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	219

Financial Highlights

FLOATING RATE FUND

	Class A Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$9.37	$8.98	$9.33	$9.07	$7.53
Investment operations:
Net investment income(a)	.43	.49	.45	.47	.54
Net realized and unrealized gain (loss)	.16	.39	(.30)	.34	1.54
Total from investment operations	.59	.88	.15	.81	2.08
Distributions to shareholders from:
Net investment income	(.45)	(.49)	(.45)	(.48)	(.54)
Net realized gain	—	—	(.05)	(.07)	—
Total distributions	(.45)	(.49)	(.50)	(.55)	(.54)
Net asset value, end of year	$9.51	$9.37	$8.98	$9.33	$9.07
Total Return(b)	6.36%	9.99%	1.65%	9.17%	28.31%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.80%	.81%	.82%	.83%	.83%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.80%	.81%	.82%	.83%	.83%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.80%	.81%	.82%	.85%	1.07%
Net investment income	4.55%	5.27%	4.86%	5.10%	6.23%

Supplemental Data:
Net assets, end of year (000)	$3,585,657	$1,406,702	$1,151,105	$1,104,145	$230,835
Portfolio turnover rate	87.52%	81.48%	93.56%	46.48%	89.76%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

220	See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class C Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$9.38	$8.98	$9.34	$9.07	$7.53
Investment operations:
Net investment income(a)	.37	.43	.38	.40	.49
Net realized and unrealized gain (loss)	.14	.40	(.31)	.35	1.53
Total from investment operations	.51	.83	.07	.75	2.02
Distributions to shareholders from:
Net investment income	(.38)	(.43)	(.38)	(.41)	(.48)
Net realized gain	—	—	(.05)	(.07)	—
Total distributions	(.38)	(.43)	(.43)	(.48)	(.48)
Net asset value, end of year	$9.51	$9.38	$8.98	$9.34	$9.07
Total Return(b)	5.57%	9.39%	.79%	8.46%	27.48%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.45%	1.48%	1.56%	1.60%	1.47%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.45%	1.48%	1.56%	1.60%	1.47%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.45%	1.48%	1.56%	1.61%	1.71%
Net investment income	3.94%	4.62%	4.14%	4.32%	5.55%

Supplemental Data:
Net assets, end of year (000)	$1,864,537	$952,176	$882,233	$691,302	$111,851
Portfolio turnover rate	87.52%	81.48%	93.56%	46.48%	89.76%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	221

Financial Highlights (continued)

FLOATING RATE FUND

	Class F Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$9.36	$8.97	$9.32	$9.06	$7.53
Investment operations:
Net investment income(a)	.44	.50	.46	.48	.58
Net realized and unrealized gain (loss)	.15	.39	(.30)	.34	1.51
Total from investment operations	.59	.89	.16	.82	2.09
Distributions to shareholders from:
Net investment income	(.45)	(.50)	(.46)	(.49)	(.56)
Net realized gain	—	—	(.05)	(.07)	—
Total distributions	(.45)	(.50)	(.51)	(.56)	(.56)
Net asset value, end of year	$9.50	$9.36	$8.97	$9.32	$9.06
Total Return(b)	6.47%	10.11%	1.74%	9.30%	28.45%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.70%	.71%	.72%	.72%	.59%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.70%	.71%	.72%	.72%	.59%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.70%	.71%	.72%	.74%	.82%
Net investment income	4.64%	5.37%	4.96%	5.20%	6.54%

Supplemental Data:
Net assets, end of year (000)	$2,591,702	$930,578	$718,553	$674,403	$77,233
Portfolio turnover rate	87.52%	81.48%	93.56%	46.48%	89.76%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

222	See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class I Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$9.38	$8.98	$9.34	$9.07	$7.53
Investment operations:
Net investment income(a)	.45	.51	.47	.50	.57
Net realized and unrealized gain (loss)	.14	.40	(.31)	.35	1.54
Total from investment operations	.59	.91	.16	.85	2.11
Distributions to shareholders from:
Net investment income	(.46)	(.51)	(.47)	(.51)	(.57)
Net realized gain	—	—	(.05)	(.07)	—
Total distributions	(.46)	(.51)	(.52)	(.58)	(.57)
Net asset value, end of year	$9.51	$9.38	$8.98	$9.34	$9.07
Total Return(b)	6.46%	10.32%	1.74%	9.58%	28.85%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.60%	.62%	.63%	.62%	.47%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.60%	.62%	.63%	.62%	.47%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.60%	.62%	.63%	.64%	.75%
Net investment income	4.76%	5.48%	5.09%	5.42%	6.71%

Supplemental Data:
Net assets, end of year (000)	$593,427	$211,974	$224,241	$141,380	$47,939
Portfolio turnover rate	87.52%	81.48%	93.56%	46.48%	89.76%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	223

Financial Highlights (continued)

FLOATING RATE FUND

	Class R2 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$9.38	$8.99	$9.34	$9.07	$7.53
Investment operations:
Net investment income(a)	.40	.45	.42	.49	.57
Net realized and unrealized gain (loss)	.15	.39	(.30)	.35	1.55
Total from investment operations	.55	.84	.12	.84	2.12
Distributions to shareholders from:
Net investment income	(.41)	(.45)	(.42)	(.50)	(.58)
Net realized gain	—	—	(.05)	(.07)	—
Total distributions	(.41)	(.45)	(.47)	(.57)	(.58)
Net asset value, end of year	$9.52	$9.38	$8.99	$9.34	$9.07
Total Return(b)	5.85%	9.68%	1.25%	9.48%	28.86%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.20%	1.21%	1.21%	.76%	.45%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.20%	1.21%	1.21%	.76%	.45%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.20%	1.21%	1.21%	.80%	.73%
Net investment income	4.24%	4.90%	4.45%	5.32%	6.74%

Supplemental Data:
Net assets, end of year (000)	$601	$346	$82	$12	$10
Portfolio turnover rate	87.52%	81.48%	93.56%	46.48%	89.76%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

224	See Notes to Financial Statements.

Financial Highlights (concluded)

FLOATING RATE FUND

	Class R3 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$9.37	$8.98	$9.34	$9.07	$7.53
Investment operations:
Net investment income(a)	.40	.46	.43	.45	.57
Net realized and unrealized gain (loss)	.16	.39	(.31)	.35	1.54
Total from investment operations	.56	.85	.12	.80	2.11
Distributions to shareholders from:
Net investment income	(.42)	(.46)	(.43)	(.46)	(.57)
Net realized gain	—	—	(.05)	(.07)	—
Total distributions	(.42)	(.46)	(.48)	(.53)	(.57)
Net asset value, end of year	$9.51	$9.37	$8.98	$9.34	$9.07
Total Return(b)	5.96%	9.79%	1.25%	9.06%	28.81%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.10%	1.12%	1.13%	1.13%	..51%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.10%	1.12%	1.13%	1.13%	..51%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.10%	1.12%	1.13%	1.15%	..79%
Net investment income	4.24%	5.00%	4.64%	4.87%	6.69%

Supplemental Data:
Net assets, end of year (000)	$13,680	$2,629	$1,192	$424	$19
Portfolio turnover rate	87.52%	81.48%	93.56%	46.48%	89.76%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	225

Financial Highlights

HIGH YIELD FUND

	Class A Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$7.95	$7.32	$7.69	$7.22	$5.15
Investment operations:
Net investment income(a)	.49	.53	.55	.61	.64
Net realized and unrealized gain (loss)	.31	.70	(.34)	.49	2.07
Total from investment operations	.80	1.23	.21	1.10	2.71
Distributions to shareholders from:
Net investment income	(.52)	(.55)	(.58)	(.63)	(.64)
Net realized gain	(.18)	(.05)	—	—	—
Total distributions	(.70)	(.60)	(.58)	(.63)	(.64)
Net asset value, end of year	$8.05	$7.95	$7.32	$7.69	$7.22
Total Return(b)	10.52%	17.41%	2.52%	15.79%	54.92%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and 12b-1 distribution fees reimbursed	.95%	.96%	.97%	.98%	1.01%
Expenses, including expense reductions, management fee waived and 12b-1 distribution fees reimbursed	..95%	..96%	..97%	..98%	1.01%
Expenses, excluding expense reductions, management fee waived and 12b-1 distribution fees reimbursed	..95%	..96%	1.01%	1.16%	1.24%
Net investment income	6.18%	6.83%	7.11%	8.06%	9.81%

Supplemental Data:
Net assets, end of year (000)	$841,494	$785,546	$527,449	$422,609	$294,169
Portfolio turnover rate	107.96%	105.74%	112.24%	87.78%	126.34%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

226	See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class B Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$7.92	$7.29	$7.66	$7.19	$5.14
Investment operations:
Net investment income(a)	.43	.47	.49	.55	.58
Net realized and unrealized gain (loss)	.30	.70	(.35)	.49	2.06
Total from investment operations	.73	1.17	.14	1.04	2.64
Distributions to shareholders from:
Net investment income	(.45)	(.49)	(.51)	(.57)	(.59)
Net realized gain	(.18)	(.05)	—	—	—
Total distributions	(.63)	(.54)	(.51)	(.57)	(.59)
Net asset value, end of year	$8.02	$7.92	$7.29	$7.66	$7.19
Total Return(b)	9.67%	16.39%	1.85%	14.92%	53.45%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	1.75%	1.76%	1.77%	1.78%	1.89%
Expenses, including expense reductions and management fee waived	1.75%	1.76%	1.77%	1.78%	1.89%
Expenses, excluding expense reductions and management fee waived	1.75%	1.76%	1.78%	1.82%	1.89%
Net investment income	5.43%	6.10%	6.38%	7.36%	9.20%

Supplemental Data:
Net assets, end of year (000)	$13,348	$16,382	$17,620	$25,815	$25,313
Portfolio turnover rate	107.96%	105.74%	112.24%	87.78%	126.34%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	227

Financial Highlights (continued)

HIGH YIELD FUND

	Class C Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$7.91	$7.29	$7.66	$7.18	$5.13
Investment operations:
Net investment income(a)	.44	.47	.49	.54	.58
Net realized and unrealized gain (loss)	.30	.69	(.34)	.51	2.06
Total from investment operations	.74	1.16	.15	1.05	2.64
Distributions to shareholders from:
Net investment income	(.46)	(.49)	(.52)	(.57)	(.59)
Net realized gain	(.18)	(.05)	—	—	—
Total distributions	(.64)	(.54)	(.52)	(.57)	(.59)
Net asset value, end of year	$8.01	$7.91	$7.29	$7.66	$7.18
Total Return(b)	9.81%	16.53%	1.78%	14.90%	53.74%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	1.62%	1.64%	1.68%	1.78%	1.89%
Expenses, including expense reductions and management fee waived	1.62%	1.64%	1.68%	1.78%	1.89%
Expenses, excluding expense reductions and management fee waived	1.62%	1.64%	1.70%	1.81%	1.89%
Net investment income	5.52%	6.15%	6.41%	7.21%	8.94%

Supplemental Data:
Net assets, end of year (000)	$312,747	$295,309	$182,994	$136,810	$74,949
Portfolio turnover rate	107.96%	105.74%	112.24%	87.78%	126.34%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

228	See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class F Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$7.94	$7.32	$7.68	$7.21	$5.15
Investment operations:
Net investment income(a)	.50	.53	.55	.60	.65
Net realized and unrealized gain (loss)	.30	.70	(.33)	.51	2.05
Total from investment operations	.80	1.23	.22	1.11	2.70
Distributions to shareholders from:
Net investment income	(.52)	(.56)	(.58)	(.64)	(.64)
Net realized gain	(.18)	(.05)	—	—	—
Total distributions	(.70)	(.61)	(.58)	(.64)	(.64)
Net asset value, end of year	$8.04	$7.94	$7.32	$7.68	$7.21
Total Return(b)	10.63%	17.38%	2.74%	15.88%	54.89%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.85%	.86%	.87%	.88%	.96%
Expenses, including expense reductions and management fee waived	.85%	.86%	.87%	.88%	.96%
Expenses, excluding expense reductions and management fee waived	.85%	.86%	.89%	.91%	.96%
Net investment income	6.27%	6.93%	7.20%	7.88%	9.52%

Supplemental Data:
Net assets, end of year (000)	$394,913	$340,845	$207,689	$121,144	$23,471
Portfolio turnover rate	107.96%	105.74%	112.24%	87.78%	126.34%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	229

Financial Highlights (continued)

HIGH YIELD FUND

	Class I Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$7.98	$7.35	$7.73	$7.25	$5.17
Investment operations:
Net investment income(a)	.51	.55	.57	.63	.65
Net realized and unrealized gain (loss)	.30	.70	(.36)	.50	2.08
Total from investment operations	.81	1.25	.21	1.13	2.73
Distributions to shareholders from:
Net investment income	(.53)	(.57)	(.59)	(.65)	(.65)
Net realized gain	(.18)	(.05)	—	—	—
Total distributions	(.71)	(.62)	(.59)	(.65)	(.65)
Net asset value, end of year	$8.08	$7.98	$7.35	$7.73	$7.25
Total Return(b)	10.73%	17.61%	2.63%	16.16%	55.20%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.75%	.76%	.77%	.78%	.92%
Expenses, including expense reductions and management fee waived	.75%	.76%	.77%	.78%	.92%
Expenses, excluding expense reductions and management fee waived	.75%	.76%	.78%	.81%	.92%
Net investment income	6.37%	7.06%	7.34%	8.30%	10.28%

Supplemental Data:
Net assets, end of year (000)	$1,180,830	$821,545	$657,158	$508,348	$360,431
Portfolio turnover rate	107.96%	105.74%	112.24%	87.78%	126.34%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

230	See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class P Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$8.05	$7.42	$7.79	$7.31	$5.21
Investment operations:
Net investment income(a)	.48	.52	.54	.60	.63
Net realized and unrealized gain (loss)	.31	.70	(.34)	.50	2.09
Total from investment operations	.79	1.22	.20	1.10	2.72
Distributions to shareholders from:
Net investment income	(.50)	(.54)	(.57)	(.62)	(.62)
Net realized gain	(.18)	(.05)	—	—	—
Total distributions	(.68)	(.59)	(.57)	(.62)	(.62)
Net asset value, end of year	$8.16	$8.05	$7.42	$7.79	$7.31
Total Return(b)	10.21%	17.15%	2.35%	15.43%	54.68%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	1.20%	1.21%	1.22%	1.23%	1.35%
Expenses, including expense reductions and management fee waived	1.20%	1.21%	1.22%	1.23%	1.35%
Expenses, excluding expense reductions and management fee waived	1.20%	1.21%	1.24%	1.26%	1.35%
Net investment income	5.95%	6.62%	6.91%	7.84%	9.68%

Supplemental Data:
Net assets, end of year (000)	$1,555	$1,399	$1,088	$936	$541
Portfolio turnover rate	107.96%	105.74%	112.24%	87.78%	126.34%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	231

Financial Highlights (continued)

HIGH YIELD FUND

	Class R2 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$8.00	$7.37	$7.74	$7.26	$5.18
Investment operations:
Net investment income(a)	.46	.50	.53	.58	.63
Net realized and unrealized gain (loss)	.31	.70	(.35)	.51	2.06
Total from investment operations	.77	1.20	.18	1.09	2.69
Distributions to shareholders from:
Net investment income	(.49)	(.52)	(.55)	(.61)	(.61)
Net realized gain	(.18)	(.05)	—	—	—
Total distributions	(.67)	(.57)	(.55)	(.61)	(.61)
Net asset value, end of year	$8.10	$8.00	$7.37	$7.74	$7.26
Total Return(b)	10.07%	16.90%	2.17%	15.48%	54.20%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	1.35%	1.36%	1.37%	1.38%	1.47%
Expenses, including expense reductions and management fee waived	1.35%	1.36%	1.37%	1.38%	1.47%
Expenses, excluding expense reductions and management fee waived	1.35%	1.36%	1.39%	1.41%	1.47%
Net investment income	5.78%	6.48%	6.77%	7.64%	9.19%

Supplemental Data:
Net assets, end of year (000)	$4,967	$3,471	$3,012	$1,953	$594
Portfolio turnover rate	107.96%	105.74%	112.24%	87.78%	126.34%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

232	See Notes to Financial Statements.

Financial Highlights (concluded)

HIGH YIELD FUND

	Class R3 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$7.99	$7.36	$7.74	$7.26	$5.18
Investment operations:
Net investment income(a)	.47	.51	.53	.58	.64
Net realized and unrealized gain (loss)	.32	.70	(.35)	.51	2.06
Total from investment operations	.79	1.21	.18	1.09	2.70
Distributions to shareholders from:
Net investment income	(.50)	(.53)	(.56)	(.61)	(.62)
Net realized gain	(.18)	(.05)	—	—	—
Total distributions	(.68)	(.58)	(.56)	(.61)	(.62)
Net asset value, end of year	$8.10	$7.99	$7.36	$7.74	$7.26
Total Return(b)	10.18%	17.02%	2.27%	15.58%	54.34%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	1.25%	1.26%	1.27%	1.28%	1.37%
Expenses, including expense reductions and management fee waived	1.25%	1.26%	1.27%	1.28%	1.37%
Expenses, excluding expense reductions and management fee waived	1.25%	1.26%	1.29%	1.31%	1.37%
Net investment income	5.89%	6.57%	6.86%	7.70%	9.20%

Supplemental Data:
Net assets, end of year (000)	$30,268	$21,540	$14,542	$7,602	$2,246
Portfolio turnover rate	107.96%	105.74%	112.24%	87.78%	126.34%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	233

Financial Highlights

INCOME FUND

	Class A Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$3.04	$2.84	$2.86	$2.73	$2.09
Investment operations:
Net investment income(a)	.11	.12	.14	.15	.15
Net realized and unrealized gain (loss)	(.09)	.25	(.01)	.14	.64
Total from investment operations	.02	.37	.13	.29	.79
Distributions to shareholders from:
Net investment income	(.14)	(.15)	(.15)	(.16)	(.15)
Net realized gain	(.05)	(.02)	—	—	—
Total distributions	(.19)	(.17)	(.15)	(.16)	(.15)
Net asset value, end of year	$2.87	$3.04	$2.84	$2.86	$2.73
Total Return(b)	.82%	13.38%	4.64%	10.87%	38.79%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.78%	.80%	.87%	.90%	1.00%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.78%	.80%	.87%	.90%	1.00%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.88%	.87%	.87%	.90%	1.07%
Net investment income	3.88%	4.20%	4.72%	5.34%	6.10%

Supplemental Data:
Net assets, end of year (000)	$1,062,485	$1,163,458	$771,559	$688,876	$584,884
Portfolio turnover rate	272.37%	265.29%	149.28%	158.33%	297.38%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

234	See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class B Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$3.04	$2.84	$2.86	$2.73	$2.09
Investment operations:
Net investment income(a)	.09	.10	.11	.13	.13
Net realized and unrealized gain (loss)	(.09)	.24	— (b)	.14	.64
Total from investment operations	—	.34	.11	.27	.77
Distributions to shareholders from:
Net investment income	(.12)	(.12)	(.13)	(.14)	(.13)
Net realized gain	(.05)	(.02)	—	—	—
Total distributions	(.17)	(.14)	(.13)	(.14)	(.13)
Net asset value, end of year	$2.87	$3.04	$2.84	$2.86	$2.73
Total Return(c)	.02%	12.50%	3.82%	10.03%	37.91%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.58%	1.60%	1.67%	1.68%	1.65%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.58%	1.60%	1.67%	1.68%	1.65%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.68%	1.67%	1.67%	1.68%	1.72%
Net investment income	3.09%	3.46%	3.95%	4.62%	5.45%

Supplemental Data:
Net assets, end of year (000)	$10,691	$14,751	$16,213	$21,806	$26,942
Portfolio turnover rate	272.37%	265.29%	149.28%	158.33%	297.38%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	235

Financial Highlights (continued)

INCOME FUND

	Class C Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$3.05	$2.85	$2.87	$2.74	$2.10
Investment operations:
Net investment income(a)	.09	.10	.12	.13	.13
Net realized and unrealized gain (loss)	(.09)	.25	(.01)	.13	.64
Total from investment operations	—	.35	.11	.26	.77
Distributions to shareholders from:
Net investment income	(.12)	(.13)	(.13)	(.13)	(.13)
Net realized gain	(.05)	(.02)	—	—	—
Total distributions	(.17)	(.15)	(.13)	(.13)	(.13)
Net asset value, end of year	$2.88	$3.05	$2.85	$2.87	$2.74
Total Return(b)	.14%	12.60%	3.94%	10.09%	37.80%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.46%	1.46%	1.55%	1.58%	1.65%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.46%	1.46%	1.55%	1.58%	1.65%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.56%	1.53%	1.55%	1.59%	1.72%
Net investment income	3.20%	3.52%	4.04%	4.60%	5.32%

Supplemental Data:
Net assets, end of year (000)	$323,028	$380,364	$215,051	$172,083	$107,068
Portfolio turnover rate	272.37%	265.29%	149.28%	158.33%	297.38%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

236	See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class F Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$3.04	$2.83	$2.86	$2.73	$2.09
Investment operations:
Net investment income(a)	.12	.13	.14	.15	.15
Net realized and unrealized gain (loss)	(.09)	.25	(.02)	.14	.64
Total from investment operations	.03	.38	.12	.29	.79
Distributions to shareholders from:
Net investment income	(.15)	(.15)	(.15)	(.16)	(.15)
Net realized gain	(.05)	(.02)	—	—	—
Total distributions	(.20)	(.17)	(.15)	(.16)	(.15)
Net asset value, end of year	$2.87	$3.04	$2.83	$2.86	$2.73
Total Return(b)	.92%	13.48%	4.73%	10.98%	39.15%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.68%	.70%	.77%	.77%	.75%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.68%	.70%	.77%	.77%	.75%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.78%	.77%	.77%	.77%	.81%
Net investment income	3.97%	4.25%	4.76%	5.29%	6.03%

Supplemental Data:
Net assets, end of year (000)	$288,858	$469,257	$199,531	$100,874	$28,302
Portfolio turnover rate	272.37%	265.29%	149.28%	158.33%	297.38%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	237

Financial Highlights (continued)

INCOME FUND

	Class I Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$3.04	$2.84	$2.85	$2.72	$2.09
Investment operations:
Net investment income(a)	.12	.13	.14	.15	.16
Net realized and unrealized gain (loss)	(.09)	.24	.01	.14	.63
Total from investment operations	.03	.37	.15	.29	.79
Distributions to shareholders from:
Net investment income	(.15)	(.15)	(.16)	(.16)	(.16)
Net realized gain	(.05)	(.02)	—	—	—
Total distributions	(.20)	(.17)	(.16)	(.16)	(.16)
Net asset value, end of year	$2.87	$3.04	$2.84	$2.85	$2.72
Total Return(b)	1.02%	13.60%	5.20%	11.12%	38.74%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.58%	.60%	.67%	.68%	.65%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.58%	.60%	.67%	.68%	.65%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.68%	.67%	.67%	.68%	.72%
Net investment income	4.08%	4.41%	4.88%	5.47%	6.46%

Supplemental Data:
Net assets, end of year (000)	$89,227	$83,794	$49,234	$21,101	$1,024
Portfolio turnover rate	272.37%	265.29%	149.28%	158.33%	297.38%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

238	See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class R2 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$3.07	$2.86	$2.88	$2.75	$2.09
Investment operations:
Net investment income(a)	.10	.11	.13	.16	.16
Net realized and unrealized gain (loss)	(.09)	.26	(.01)	.14	.64
Total from investment operations	.01	.37	.12	.30	.80
Distributions to shareholders from:
Net investment income	(.13)	(.14)	(.14)	(.17)	(.14)
Net realized gain	(.05)	(.02)	—	—	—
Total distributions	(.18)	(.16)	(.14)	(.17)	(.14)
Net asset value, end of year	$2.90	$3.07	$2.86	$2.88	$2.75
Total Return(b)	.47%	13.25%	4.24%	11.03%	39.46%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.18%	1.18%	1.27%	.72%	.63%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.18%	1.18%	1.27%	.72%	.63%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.28%	1.27%	1.27%	.73%	.70%
Net investment income	3.49%	3.71%	4.37%	5.54%	6.50%

Supplemental Data:
Net assets, end of year (000)	$2,831	$1,248	$314	$13	$12
Portfolio turnover rate	272.37%	265.29%	149.28%	158.33%	297.38%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	239

Financial Highlights (concluded)

INCOME FUND

	Class R3 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$3.05	$2.85	$2.87	$2.73	$2.09
Investment operations:
Net investment income(a)	.11	.12	.13	.14	.15
Net realized and unrealized gain (loss)	(.09)	.24	(.01)	.15	.64
Total from investment operations	.02	.36	.12	.29	.79
Distributions to shareholders from:
Net investment income	(.14)	(.14)	(.14)	(.15)	(.15)
Net realized gain	(.05)	(.02)	—	—	—
Total distributions	(.19)	(.16)	(.14)	(.15)	(.15)
Net asset value, end of year	$2.88	$3.05	$2.85	$2.87	$2.73
Total Return(b)	.55%	13.05%	4.36%	10.97%	38.65%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.08%	1.07%	1.15%	1.17%	1.11%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.08%	1.07%	1.15%	1.17%	1.11%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.18%	1.16%	1.15%	1.18%	1.18%
Net investment income	3.61%	3.87%	4.43%	4.83%	5.87%

Supplemental Data:
Net assets, end of year (000)	$29,622	$14,927	$3,231	$1,340	$114
Portfolio turnover rate	272.37%	265.29%	149.28%	158.33%	297.38%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

240	See Notes to Financial Statements.

Financial Highlights

INFLATION FOCUSED FUND

	Class A Shares
			4/20/2011
	Year Ended 11/30		to
	2013	2012	11/30/2011(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.92	$14.31	$15.00
Investment operations:
Net investment income(b)	.27	.34	.22
Net realized and unrealized gain (loss)	(.51)	.83	(.56)
Total from investment operations	(.24)	1.17	(.34)
Distributions to shareholders from:
Net investment income	(.50)	(.56)	(.35)
Net asset value, end of period	$14.18	$14.92	$14.31
Total Return(c)	(1.60)%	8.33%	(2.26	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.75%	.75%	.78	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.75%	.75%	.78	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.78%	.76%	1.02	%(e)
Net investment income	1.87%	2.31%	2.30	%(e)

Supplemental Data:
Net assets, end of period (000)	$460,665	$275,039	$101,695
Portfolio turnover rate	75.69%	90.15%	83.71%
(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	241

Financial Highlights (continued)

INFLATION FOCUSED FUND

	Class C Shares
			4/20/2011
	Year Ended 11/30		to
	2013	2012	11/30/2011(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.94	$14.33	$15.00
Investment operations:
Net investment income(b)	.16	.22	.16
Net realized and unrealized gain (loss)	(.49)	.84	(.56)
Total from investment operations	(.33)	1.06	(.40)
Distributions to shareholders from:
Net investment income	(.40)	(.45)	(.27)
Net asset value, end of period	$14.21	$14.94	$14.33
Total Return(c)	(2.27)%	7.49%	(2.65	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.50%	1.53%	1.49	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.50%	1.53%	1.49	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.53%	1.54%	1.66	%(e)
Net investment income	1.12%	1.52%	1.68	%(e)

Supplemental Data:
Net assets, end of period (000)	$139,952	$70,624	$17,226
Portfolio turnover rate	75.69%	90.15%	83.71%
(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

242	See Notes to Financial Statements.

Financial Highlights (continued)

INFLATION FOCUSED FUND

	Class F Shares
			4/20/2011
	Year Ended 11/30		to
	2013	2012	11/30/2011(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.93	$14.32	$15.00
Investment operations:
Net investment income(b)	.29	.34	.23
Net realized and unrealized gain (loss)	(.50)	.84	(.55)
Total from investment operations	(.21)	1.18	(.32)
Distributions to shareholders from:
Net investment income	(.52)	(.57)	(.36)
Net asset value, end of period	$14.20	$14.93	$14.32
Total Return(c)	(1.44)%	8.43%	(2.17	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.65%	.65%	.64	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.65%	.65%	.64	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.68%	.66%	.83	%(e)
Net investment income	1.96%	2.35%	2.52	%(e)

Supplemental Data:
Net assets, end of period (000)	$264,244	$153,471	$15,124
Portfolio turnover rate	75.69%	90.15%	83.71%
(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	243

Financial Highlights (continued)

INFLATION FOCUSED FUND

	Class I Shares
			4/20/2011
	Year Ended 11/30		to
	2013	2012	11/30/2011(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.92	$14.30	$15.00
Investment operations:
Net investment income(b)	.30	.36	.25
Net realized and unrealized gain (loss)	(.51)	.85	(.57)
Total from investment operations	(.21)	1.21	(.32)
Distributions to shareholders from:
Net investment income	(.53)	(.59)	(.38)
Net asset value, end of period	$14.18	$14.92	$14.30
Total Return(c)	(1.42)%	8.64%	(2.17	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55%	.55%	.57	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.55%	.55%	.57	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.59%	.56%	.85	%(e)
Net investment income	2.08%	2.49%	2.63	%(e)

Supplemental Data:
Net assets, end of period (000)	$62,716	$9,055	$1,159
Portfolio turnover rate	75.69%	90.15%	83.71%
(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

244	See Notes to Financial Statements.

Financial Highlights (continued)

INFLATION FOCUSED FUND

	Class R2 Shares
			4/20/2011
	Year Ended 11/30		to
	2013	2012	11/30/2011(a)
Per Share Operating Performance
Net asset value, end of period	$14.92	$14.31	$15.00
Investment operations:
Net investment income(b)	.22	.36	.18
Net realized and unrealized gain (loss)	(.51)	.84	(.54)
Total from investment operations	(.29)	1.20	(.36)
Distributions to shareholders from:
Net investment income	(.45)	(.59)	(.33)
Net asset value, end of period	$14.18	$14.92	$14.31
Total Return(c)	(1.98)%	8.56%	(2.42	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.13%	.64%	1.29	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.13%	.64%	1.29	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.18%	1.09%	6.08	%(e)
Net investment income	1.55%	2.47%	1.70	%(e)

Supplemental Data:
Net assets, end of period (000)	$194	$29	$10
Portfolio turnover rate	75.69%	90.15%	83.71%
(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	245

Financial Highlights (concluded)

INFLATION FOCUSED FUND

	Class R3 Shares
			4/20/2011
	Year Ended 11/30		to
	2013	2012	11/30/2011(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.92	$14.31	$15.00
Investment operations:
Net investment income(b)	.23	.34	.19
Net realized and unrealized gain (loss)	(.51)	.83	(.54)
Total from investment operations	(.28)	1.17	(.35)
Distributions to shareholders from:
Net investment income	(.46)	(.56)	(.34)
Net asset value, end of period	$14.18	$14.92	$14.31
Total Return(c)	(1.89)%	8.37%	(2.36	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.04%	.82%	1.19	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.04%	.82%	1.19	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.09%	1.05%	5.98	%(e)
Net investment income	1.62%	2.31%	1.80	%(e)

Supplemental Data:
Net assets, end of period (000)	$108	$28	$10
Portfolio turnover rate	75.69%	90.15%	83.71%
(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

246	See Notes to Financial Statements.

Financial Highlights

SHORT DURATION INCOME FUND

	Class A Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$4.65	$4.53	$4.64	$4.57	$3.97
Investment operations:
Net investment income(a)	.11	.13	.15	.17	.20
Net realized and unrealized gain (loss)	(.02)	..18	(.03)	..12	..62
Total from investment operations	..09	..31	..12	..29	..82
Distributions to shareholders from:
Net investment income	(.17)	(.19)	(.20)	(.20)	(.22)
Net realized gain	— (b)	—	(.03)	(.02)	—
Total distributions	(.17)	(.19)	(.23)	(.22)	(.22)
Net asset value, end of year	$4.57	$4.65	$4.53	$4.64	$4.57
Total Return(c)	1.98%	6.91%	2.58%	6.38%	21.30%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	..58%	..59%	..59%	..60%	..68%
Expenses, including expense reductions and expenses reimbursed	..58%	..58%	..59%	..60%	..68%
Expenses, excluding expense reductions and expenses reimbursed	..58%	..59%	..59%	..60%	..68%
Net investment income	2.29%	2.84%	3.18%	3.63%	4.53%

Supplemental Data:
Net assets, end of year (000)	$13,290,303	$11,281,965	$7,174,057	$5,280,795	$2,117,058
Portfolio turnover rate	71.14%	92.83%	113.45%	143.47%	162.91%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	247

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class B Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$4.65	$4.53	$4.65	$4.58	$3.97
Investment operations:
Net investment income(a)	.07	.10	.11	.14	.17
Net realized and unrealized gain (loss)	(.01)	.17	(.03)	.11	.62
Total from investment operations	.06	.27	.08	.25	.79
Distributions to shareholders from:
Net investment income	(.13)	(.15)	(.17)	(.16)	(.18)
Net realized gain	— (b)	—	(.03)	(.02)	—
Total distributions	(.13)	(.15)	(.20)	(.18)	(.18)
Net asset value, end of year	$4.58	$4.65	$4.53	$4.65	$4.58
Total Return(c)	1.40%	6.07%	1.56%	5.56%	20.34%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.38%	1.39%	1.39%	1.40%	1.48%
Expenses, including expense reductions and expenses reimbursed	1.38%	1.39%	1.39%	1.40%	1.48%
Expenses, excluding expense reductions and expenses reimbursed	1.38%	1.39%	1.39%	1.40%	1.48%
Net investment income	1.51%	2.11%	2.42%	2.94%	3.96%

Supplemental Data:
Net assets, end of year (000)	$31,667	$38,596	$42,947	$49,948	$39,422
Portfolio turnover rate	71.14%	92.83%	113.45%	143.47%	162.91%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

248	See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class C Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$4.67	$4.55	$4.67	$4.60	$3.99
Investment operations:
Net investment income(a)	.07	.10	.11	.13	.17
Net realized and unrealized gain (loss)	— (b)	..18	(.03)	..13	..62
Total from investment operations	..07	..28	..08	..26	..79
Distributions to shareholders from:
Net investment income	(.14)	(.16)	(.17)	(.17)	(.18)
Net realized gain	— (b)	—	(.03)	(.02)	—
Total distributions	(.14)	(.16)	(.20)	(.19)	(.18)
Net asset value, end of year	$4.60	$4.67	$4.55	$4.67	$4.60
Total Return(c)	1.51%	6.17%	1.63%	5.55%	20.21%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.27%	1.27%	1.32%	1.37%	1.48%
Expenses, including expense reductions and expenses reimbursed	1.27%	1.27%	1.32%	1.37%	1.48%
Expenses, excluding expense reductions and expenses reimbursed	1.27%	1.27%	1.32%	1.37%	1.48%
Net investment income	1.60%	2.16%	2.46%	2.85%	3.69%

Supplemental Data:
Net assets, end of year (000)	$8,127,184	$7,254,175	$4,608,098	$3,499,490	$1,154,440
Portfolio turnover rate	71.14%	92.83%	113.45%	143.47%	162.91%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	249

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class F Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$4.64	$4.52	$4.64	$4.57	$3.96
Investment operations:
Net investment income(a)	.11	.13	.15	.17	.20
Net realized and unrealized gain (loss)	(.01)	..18	(.03)	..12	..63
Total from investment operations	..10	..31	..12	..29	..83
Distributions to shareholders from:
Net investment income	(.17)	(.19)	(.21)	(.20)	(.22)
Net realized gain	— (b)	—	(.03)	(.02)	—
Total distributions	(.17)	(.19)	(.24)	(.22)	(.22)
Net asset value, end of year	$4.57	$4.64	$4.52	$4.64	$4.57
Total Return(c)	2.30%	7.02%	2.45%	6.48%	21.42%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	..48%	..49%	..49%	..50%	..58%
Expenses, including expense reductions and expenses reimbursed	..48%	..49%	..49%	..50%	..58%
Expenses, excluding expense reductions and expenses reimbursed	..48%	..49%	..49%	..50%	..58%
Net investment income	2.38%	2.93%	3.27%	3.70%	4.55%

Supplemental Data:
Net assets, end of year (000)	$9,140,966	$7,293,545	$3,853,610	$2,382,845	$499,721
Portfolio turnover rate	71.14%	92.83%	113.45%	143.47%	162.91%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

250	See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class I Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$4.64	$4.52	$4.64	$4.57	$3.96
Investment operations:
Net investment income(a)	.11	.14	.15	.18	.21
Net realized and unrealized gain (loss)	— (b)	..18	(.03)	..12	..63
Total from investment operations	..11	..32	..12	..30	..84
Distributions to shareholders from:
Net investment income	(.18)	(.20)	(.21)	(.21)	(.23)
Net realized gain	— (b)	—	(.03)	(.02)	—
Total distributions	(.18)	(.20)	(.24)	(.23)	(.23)
Net asset value, end of year	$4.57	$4.64	$4.52	$4.64	$4.57
Total Return(c)	2.40%	7.12%	2.55%	6.59%	21.57%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	..39%	..39%	..39%	..40%	..49%
Expenses, including expense reductions and expenses reimbursed	..39%	..39%	..39%	..40%	..49%
Expenses, excluding expense reductions and expenses reimbursed	..39%	..39%	..39%	..40%	..49%
Net investment income	2.47%	2.99%	3.35%	3.82%	4.66%

Supplemental Data:
Net assets, end of year (000)	$3,341,231	$1,888,389	$642,022	$252,030	$65,851
Portfolio turnover rate	71.14%	92.83%	113.45%	143.47%	162.91%
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	251

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class R2 Shares
					7/21/2009
	Year Ended 11/30				to
	2013	2012	2011	2010	11/30/2009(a)
Per Share Operating Performance
Net asset value, beginning of period	$4.65	$4.53	$4.64	$4.58	$4.46
Investment operations:
Net investment income(b)	.09	.11	.13	.15	.06
Net realized and unrealized gain (loss)	(.01)	.18	(.03)	.11	.14
Total from investment operations	.08	.29	.10	.26	.20
Distributions to shareholders from:
Net investment income	(.15)	(.17)	(.18)	(.18)	(.08)
Net realized gain	— (c)	—	(.03)	(.02)	—
Total distributions	(.15)	(.17)	(.21)	(.20)	(.08)
Net asset value, end of period	$4.58	$4.65	$4.53	$4.64	$4.58
Total Return(d)	1.81%	6.49%	2.18%	5.73%	4.56	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.98%	.99%	.99%	1.00%	.72	%(f)
Expenses, including expense reductions and expenses reimbursed	.98%	.99%	.99%	1.00%	.72	%(f)
Expenses, excluding expense reductions and expenses reimbursed	.98%	.99%	.99%	1.00%	.90	%(f)
Net investment income	1.90%	2.45%	2.78%	3.21%	3.42	%(f)

Supplemental Data:
Net assets, end of period (000)	$13,412	$10,575	$4,883	$1,613	$256
Portfolio turnover rate	71.14%	92.83%	113.45%	143.47%	162.91%
(a)	Commencement of operations was 7/21/2009 and SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

252	See Notes to Financial Statements.

Financial Highlights (concluded)

SHORT DURATION INCOME FUND

	Class R3 Shares
					7/21/2009
	Year Ended 11/30				to
	2013	2012	2011	2010	11/30/2009(a)
Per Share Operating Performance
Net asset value, beginning of period	$4.65	$4.53	$4.65	$4.58	$4.46
Investment operations:
Net investment income(b)	.09	.12	.13	.15	.07
Net realized and unrealized gain (loss)	— (c)	.18	(.03)	.13	.13
Total from investment operations	.09	.30	.10	.28	.20
Distributions to shareholders from:
Net investment income	(.16)	(.18)	(.19)	(.19)	(.08)
Net realized gain	— (c)	—	(.03)	(.02)	—
Total distributions	(.16)	(.18)	(.22)	(.21)	(.08)
Net asset value, end of period	$4.58	$4.65	$4.53	$4.65	$4.58
Total Return(d)	1.91%	6.61%	2.09%	6.07%	4.53	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.88%	.88%	.87%	.90%	.98	%(f)
Expenses, including expense reductions and expenses reimbursed	.88%	.88%	.87%	.90%	.98	%(f)
Expenses, excluding expense reductions and expenses reimbursed	.88%	.88%	.87%	.90%	.99	%(f)
Net investment income	2.00%	2.53%	2.94%	3.28%	3.95	%(f)

Supplemental Data:
Net assets, end of period (000)	$107,003	$53,635	$17,885	$12,586	$2,008
Portfolio turnover rate	71.14%	92.83%	113.45%	143.47%	162.91%
(a)	Commencement of operations was 7/21/2009 and SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.	253

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of twelve funds. This report covers the following six funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds	Classes
Lord Abbett Convertible Fund (“Convertible Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, B, C, F, I, R2 and R3
Lord Abbett High Yield Fund (“High Yield Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Income Fund (“Income Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)	A, C, F, I, R2 and R3
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, B, C, F, I, P, R2 and R3

The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. As of the date of this report, Income Fund and Short Duration Income Fund have not issued Class P shares.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a

Notes to Financial Statements (continued)

Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (continued)

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2010 through November 30, 2013. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. As of November 30, 2013, each Fund had open forward foreign currency exchange contracts.

Notes to Financial Statements (continued)

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of November 30, 2013, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund had open futures contracts.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when–issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (continued)

(m)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of a Fund’s floating rate notes. As of November 30, 2013, the following Funds had unfunded loan commitments:

Security Name	Fund Name
	Floating Rate Fund	Income Fund	Inflation Focused Fund	Short Duration Income Fund
CHS/Community Health Systems, Inc. Bridge Term Loan	$—	$1,000,000	$688,000	$22,384,052
CHS/Community Health Systems, Inc. Bridge Term Loan	—	1,000,000	743,000	24,184,948
Diamond Foods, Inc. Revolver Loan	1,940,267	195,588	30,882	2,474,533
Total	$1,940,267	$2,195,588	$1,461,882	$49,043,533

(n)	Inflation-Linked Derivatives–Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional

Notes to Financial Statements (continued)

amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain on investments, futures contracts, swaps and foreign currency related transactions on the Fund’s Statement of Operations.

(o)	Credit Default Swaps–Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential

Notes to Financial Statements (continued)

amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(p)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of November 30, 2013 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund*		Income Fund
First $1 billion	.70%	First $3 billion	.50%
Next $1 billion	60%	Over $3 billion	.45%
Over $2 billion	.57%
		Inflation Focused Fund
Floating Rate Fund		First $2 billion	.40%
First $1 billion	.50%	Next $3 billion	.375%
Over $1 billion	.45%	Over $5 billion	.35%

High Yield Fund		Short Duration Income Fund
First $1 billion	.60%	First $1 billion	.35%
Next $1 billion	.55%	Next $1 billion	.30%
Over $2 billion	.50%	Over $2 billion	.25%

*	Prior to April 1, 2013, Convertible Fund’s management fee rates were as follows:
First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

For the fiscal year ended November 30, 2013, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Effective Management Fee
Convertible Fund	.70%
Floating Rate Fund	.46%
High Yield Fund	.56%
Income Fund	.40%
Inflation Focused Fund	.37%
Short Duration Income Fund	.25%

For the fiscal year ended November 30, 2013 and continuing through March 31, 2014, Lord Abbett has contractually (except where noted) agreed to waive all or a portion of its management fee and, if necessary waive all or a portion of its administrative fee and reimburse each Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed the following annual rates:

Fund	Rate
Convertible Fund(1)	.86%
High Yield Fund(2)	.78%
Income Fund	.58%
Inflation Focused Fund	.55%

(1)	From December 1, 2012 through March 31, 2013, Lord Abbett voluntarily waived a portion of Convertible Fund’s management fee so that the total net annual operating expenses for each class, excluding 12b-1 fees, did not exceed the annual rate of .86%.
(2)	Effective April 1, 2013, the contractual waiver expired.

Notes to Financial Statements (continued)

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

Convertible Fund, High Yield Fund, and Short Duration Income Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Income Fund and Lord Abbett Multi-Asset Growth Fund of Lord Abbett Investment Trust and Lord Abbett Multi-Asset Global Opportunity Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of November 30, 2013, the percentages of Convertible Fund’s, High Yield Fund’s and Short Duration Income Fund’s outstanding shares owned by each Fund of Funds were as follows:

Underlying Funds
Fund of Funds	Convertible Fund	High Yield Fund	Short Duration Income Fund
Lord Abbett Global Allocation Fund	—	0.85%	0.02%
Lord Abbett Multi-Asset Balanced Opportunity Fund	33.11%	11.16%	0.25%
Lord Abbett Multi-Asset Growth Fund	—	6.04%	0.15%
Lord Abbett Multi-Asset Income Fund	25.03%	12.74%	0.93%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C(1)	Class F	Class P	Class R2	Class R3
Service	.15%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

*	Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Rule 12b-1 fee each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2013:

	Distributor Commissions	Dealers’ Concessions
Convertible Fund	$16,016	$104,856
Floating Rate Fund	823,836	5,093,298
High Yield Fund	138,741	971,706
Income Fund	198,294	1,339,166
Inflation Focused Fund	111,450	677,305
Short Duration Income Fund	2,539,447	15,916,937

Distributor received the following amount of CDSCs for the fiscal year ended November 30, 2013:

	Class A	Class C
Convertible Fund	$4,127	$2,622
Floating Rate Fund	364,356	343,855
High Yield Fund	47,799	79,358
Income Fund	75,070	139,174
Inflation Focused Fund	79,266	95,675
Short Duration Income Fund	2,935,227	3,053,774

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended November 30, 2013 and 2012 was as follows:

		Convertible Fund		Floating Rate Fund
	Year Ended 11/30/2013	Year Ended 11/30/2012	Year Ended 11/30/2013	Year Ended 11/30/2012
Distributions paid from:
Ordinary income	$11,130,800	$10,643,349	$263,018,005	$155,621,807
Total distributions paid	$11,130,800	$10,643,349	$263,018,005	$155,621,807

Notes to Financial Statements (continued)

		High Yield Fund		Income Fund
	Year Ended 11/30/2013	Year Ended 11/30/2012	Year Ended 11/30/2013	Year Ended 11/30/2012
Distributions paid from:
Ordinary income	$196,503,734	$150,913,653	$120,274,257	$80,758,186
Net long-term capital gains	15,202,146	12,482,112	15,413,651	9,822,882
Total distributions paid	$211,705,880	$163,395,765	$135,687,908	$90,581,068

	Inflation Focused Fund		Short Duration Income Fund
	Year Ended 11/30/2013	Year Ended 11/30/2012	Year Ended 11/30/2013	Year Ended 11/30/2012
Distributions paid from:
Ordinary income	$30,445,736	$9,860,885	$1,122,336,281	$821,811,244
Total distributions paid	$30,445,736	$9,860,885	$1,122,336,281	$821,811,244

Subsequent to the Funds’ fiscal year ended November 30, 2013, distributions were declared on December 11, 2013 and paid on December 18, 2013 to shareholders of record on December 17, 2013. The approximate amounts were as follows:

	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
Convertible Fund	$6,097,000	$19,642,000	$22,077,000
Floating Rate Fund	—	14,617,000	—
High Yield Fund	—	50,628,000	43,576,000
Income Fund	—	—	27,711,0000
Short Duration Income Fund	—	3,702,000	41,466,000

As of November 30, 2013, the components of accumulated gains (losses) on a tax-basis were as follows:

	Convertible Fund	Floating Rate Fund	High Yield Fund
Undistributed ordinary income – net	$27,159,963	$15,509,658	$47,367,683
Undistributed long-term capital gains	22,067,255	—	43,545,720
Total undistributed earnings	$49,227,218	$15,509,658	$90,913,403
Temporary differences	(45,270)	(184,856)	(127,813)
Unrealized gains – net	53,949,668	41,697,178	70,731,427
Total accumulated gains – net	$103,131,616	$57,021,980	$161,517,017

	Income Fund	Inflation Focused Fund	Short Duration Income Fund
Undistributed ordinary income – net	$—	$91,365	$6,099,252
Undistributed long-term capital gains	27,658,593	—	35,888,850
Total undistributed earnings	$27,658,593	$91,365	$41,988,102
Capital loss carryforwards*	—	(4,036,787)	—
Temporary differences	(3,826,917)	(458,280)	(1,052,422)
Unrealized losses – net	(13,033,863)	(44,543,702)	(161,401,074)
Total accumulated gains/(losses) – net	$10,797,813	$(48,947,404)	$(120,465,394)

*	As of November 30, 2013, Inflation Focused Fund had a capital loss carryforward of $4,036,787 with no expiration.

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

Notes to Financial Statements (continued)

At each Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. Inflation Focused Fund incurred and will elect to defer post-October capital losses of $434,699 during fiscal 2013.

As of November 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Floating Rate Fund	High Yield Fund
Tax cost	$556,898,378	$9,314,108,419	$2,689,199,551
Gross unrealized gain	61,205,285	69,145,110	97,936,333
Gross unrealized loss	(7,256,966)	(27,842,208)	(27,161,591)
Net unrealized security gain	$53,948,319	$41,302,902	$70,774,742

	Income Fund	Inflation Focused Fund	Short Duration Income Fund
Tax cost	$1,914,282,461	$936,292,191	$34,198,141,113
Gross unrealized gain	18,206,569	—	38,830,108
Gross unrealized loss	(31,219,994)	(8,328,896)	(209,932,097)
Net unrealized security loss	$(13,013,425)	$(8,328,896)	$(171,101,989)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization of premium and wash sales.

Permanent items identified during the fiscal year ended November 30, 2013 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain/(Loss)
Convertible Fund	$8,511,369	$(8,511,369)
Floating Rate Fund	537,251	(537,251)
High Yield Fund	7,806,082	(7,806,082)
Income Fund	19,397,605	(19,397,605)
Inflation Focused Fund	14,225,727	(14,225,727)
Short Duration Income Fund	433,895,895	(433,895,895)

The permanent differences are primarily attributable to the tax treatment of foreign currency transactions, certain securities, premium amortization, certain distributions and principal paydown gains and losses.

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2013 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Convertible Fund	$—	$833,859,118	$—	$768,132,891
Floating Rate Fund	—	10,218,842,716	—	5,020,052,632
High Yield Fund	—	3,013,998,369	—	2,647,347,139
Income Fund	3,877,504,932	1,982,335,636	4,107,345,074	1,939,943,541
Inflation Focused Fund	134,117,537	987,555,260	70,360,109	556,033,640
Short Duration Income Fund	3,799,116,380	25,993,146,745	2,586,558,247	18,525,596,575

*	Includes U.S. Government sponsored enterprises securities.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the fiscal year ended November 30, 2013 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into U.S. Treasury futures contracts for the fiscal year ended November 30, 2013 (as described in note 2(h)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the fiscal year ended November 30, 2013 (as described in note 2(n)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps.

Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps for the fiscal year ended November 30, 2013 (as described in note 2(o)) for investment purposes to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase

Notes to Financial Statements (continued)

the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

As of November 30, 2013, each Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

		Convertible Fund		Floating Rate Fund
Asset Derivatives		Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Futures Contracts(3)		$—	$—	$—	$—	$—
Forward Foreign Currency Exchange Contracts(1)		—	—	—	292,798	292,798
Total		$—	$—	$—	$292,798	$292,798
Liability Derivatives
Futures Contracts(3)		$—	$—	$69,255	$—	$69,255
Forward Foreign Currency Exchange Contracts(2)		40,467	40,467	—	346,857	346,857
Total		$40,467	$40,467	$69,255	$346,857	$416,112

	High Yield Fund			Income Fund
Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Futures Contracts(3)	$—	$—	$—	$629,235	$—	$629,235
Forward Foreign Currency Exchange Contracts(1)	—	196,124	196,124	—	4,252,579	4,252,579
Total	$—	$196,124	$196,124	$629,235	$4,252,579	$4,881,814
Liability Derivatives
Futures Contracts(3)	$19,393	$—	$19,393	$204,410	$—	$204,410
Forward Foreign Currency Exchange Contracts(2)	—	1,555,377	1,555,377	—	2,313,996	2,313,996
Total	$19,393	$1,555,377	$1,574,770	$204,410	$2,313,996	$2,518,406

Notes to Financial Statements (continued)

Inflation Focused Fund

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Inflation Linked Contracts	Credit Contracts	Fair Value
Futures Contracts(3)	$63,805	$—	$—	$—	$63,805
Forward Foreign Currency Exchange Contracts(1)	—	6,623	—	—	6,623
Credit Default Swaps(4)	—	—	—	177,443	177,443
CPI Swaps(5)	—	—	495,689	—	495,689
Total	$63,805	$6,623	$495,689	$177,443	$743,560
Liability Derivatives
Futures Contracts(3)	$35,023	$—	$—	$—	$35,023
Forward Foreign Currency Exchange Contracts(2)	—	93,961	—	—	93,961
Credit Default Swaps(4)	—	—	—	—	—
CPI Swaps(6)	—	—	36,889,184	—	36,889,184
Total	$35,023	$93,961	$36,889,184	$—	$37,018,168

	Short Duration Income Fund
Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Fair Value
Futures Contracts(3)	$2,295,935	$—	$—	$2,295,935
Forward Foreign Currency Exchange Contracts(1)	—	205,331	—	205,331
Credit Default Swaps(4)	—	—	9,618,120	9,618,120
Total	$2,295,935	$205,331	$9,618,120	$12,119,386
Liability Derivatives
Futures Contracts(3)	$1,413,780	$—	$—	$1,413,780
Forward Foreign Currency Exchange Contracts(2)	—	3,220,376	—	3,220,376
Credit Default Swaps(4)	—	—	—	—
Total	$1,413,780	$3,220,376	$—	$4,634,156

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Credit default swap agreements payable, at fair value. Includes unrealized appreciation/depreciation of credit default swaps as reported in the Schedule of Investments. Unrealized appreciation/depreciation comprised of the upfront payment less the swap agreements payable at fair value.
(5)	Statements of Assets and Liabilities location: Unrealized appreciation on CPI swaps.
(6)	Statements of Assets and Liabilities location: Unrealized depreciation on CPI swaps.

Notes to Financial Statements (continued)

Transactions in derivative instruments for the fiscal year ended November 30, 2013, were as follows:

		Convertible Fund			Floating Rate Fund
		Forward Foreign Currency Exchange Contracts	Total	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss)(1)
Futures Contracts		$—	$—	$192,536	$—	$192,536
Forward Foreign Currency Exchange Contracts		(154,365)	(154,365)	—	(1,391,084)	(1,391,084)
Net Change in Unrealized
Appreciation/Depreciation(2)
Futures Contracts		$—	$—	$(69,255)	$—	$(69,255)
Forward Foreign Currency Exchange Contracts		14,962	14,962	—	(54,059)	(54,059)
Average Number of Contracts/Notional Amounts*
Futures Contracts(3)		—	—	325	—	325
Forward Foreign Currency Exchange Contracts(4)		$3,362,512	$3,362,512	$—	$10,930,876	$10,930,876

		High Yield Fund		Income Fund
	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss)(1)
Futures Contracts	$76,019	—	$76,019	$5,812,368	$—	$5,812,368
Forward Foreign Currency Exchange Contracts	—	(2,794,783)	(2,794,783)	—	(6,236,002)	(6,236,002)
Net Change in Unrealized
Appreciation/Depreciation(2)
Futures Contracts	$(19,393)	$—	$(19,393)	$1,322,959	$—	$1,322,959
Forward Foreign Currency Exchange Contracts	—	(486,214)	(486,214)	—	1,004,377	1,004,377
Average Number of Contracts/Notional Amounts*
Futures Contracts(3)	161	—	161	4,214	—	4,214
Forward Foreign Currency Exchange Contracts(4)	$—	$104,665,361	$104,665,361	$—	$349,647,984	$349,647,984

Notes to Financial Statements (continued)

Inflation Focused Fund

	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Inflation Linked Contracts	Credit Contracts	Total
Net Realized Gain (Loss)(1)
Futures Contracts	$2,217,435	$—	$—	$—	$2,217,435
Forward Foreign Currency Exchange Contracts	—	(131,550)	—	—	(131,550)
Credit Default Swaps	—	—	—	202,668	202,668
Net Change in Unrealized
Appreciation/Depreciation(2)
Futures Contracts	$131,024	$—	$—	$—	$131,024
Forward Foreign Currency Exchange Contracts	—	(85,406)	—	—	(85,406)
Credit Default Swaps	—	—	—	43,418	43,418
CPI Swaps	—	—	(37,467,003)	—	(37,467,003)
Average Number of
Contracts/Notional Amounts*
Futures Contracts(3)	1,489	—	—	—	1,489
Forward Foreign Currency Exchange Contracts(4)	$—	$7,546,259	$—	$—	$7,546,259
Credit Default Swaps(4)	$—	$—	$—	$8,265,769	$8,265,769
CPI Swaps(4)	$—	$—	$941,153,846	—	$941,153,846

			Short Duration Income Fund
		Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Total
Net Realized Gain (Loss)(1)
Futures Contracts		$62,533,812	$—	$—	$62,533,812
Forward Foreign Currency Exchange Contracts		—	(6,962,056)	—	(6,962,056)
Credit Default Swaps		—	—	11,054,197	11,054,197
Net Change in Unrealized
Appreciation/Depreciation(2)
Futures Contracts		$6,488,654	$—	$—	$6,488,654
Forward Foreign Currency Exchange Contracts		—	(2,051,321)	—	(2,051,321)
Credit Default Swaps		—	—	106,966	106,966
Average Number of Contracts/Notional Amounts*
Futures Contracts(3)		52,272	—	—	52,272
Forward Foreign Currency Exchange Contracts(4)		$—	$280,072,353	$—	$280,072,353
Credit Default Swaps(4)		$—	$—	$366,199,615	$366,199,615

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended November 30, 2013.
(1)	Statements of Operations location: Net realized gain on investments, futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments, swaps and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents number of contracts.
(4)	Amount represents notional amounts in U.S. dollars.

Notes to Financial Statements (continued)

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

9.	LINE OF CREDIT

During the fiscal year ended November 30, 2013, the Funds and certain other funds managed by Lord Abbett (the “participating funds”) participated in an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on each Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Effective July 1, 2013, the Funds and participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

During the fiscal year ended November 30, 2013, High Yield Fund utilized the Facility from June 5, 2013 through June 12, 2013, with borrowings ranging from $25,000,000 to $50,000,000. The average interest rate during this period was 1.38%, and total interest paid amounted to $12,328. On June 13, 2013, High Yield Fund fully repaid its borrowings to the Facility. As of November 30, 2013, there were no loans outstanding pursuant to this Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are

Notes to Financial Statements (continued)

likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of Convertible Fund’s, High Yield Fund’s, Income Fund’s and Short Duration Income Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

Inflation Focused Fund and Short Duration Income Fund may invest in credit default swap contracts. The risks associated with the Funds’ investment in credit default swaps are greater than if the Funds invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

Notes to Financial Statements (continued)

Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, Floating Rate Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund may invest in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, these Funds may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect each Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Year Ended		Year Ended
Convertible Fund	November 30, 2013		November 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,360,652	$68,695,582	1,233,378	$13,444,433
Converted from Class B*	27,778	340,136	134,100	1,448,566
Reinvestment of distributions	114,871	1,344,857	135,762	1,444,739
Shares reacquired	(2,530,654)	(31,156,779)	(3,340,810)	(35,818,226)
Increase (decrease)	2,972,647	$39,223,796	(1,837,570)	$(19,480,488)

Class B Shares
Shares sold	26,435	$327,619	5,525	$59,343
Reinvestment of distributions	3,314	37,766	5,488	57,797
Shares reacquired	(67,326)	(809,734)	(103,643)	(1,117,964)
Converted to Class A*	(27,833)	(340,136)	(134,486)	(1,448,566)
Decrease	(65,410)	$(784,485)	(227,116)	$(2,449,390)

Notes to Financial Statements (continued)

		Year Ended		Year Ended
Convertible Fund	November 30, 2013		November 30, 2012
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	1,208,839	$15,390,775	383,086	$4,132,922
Reinvestment of distributions	48,411	555,687	67,027	707,790
Shares reacquired	(839,447)	(10,141,068)	(1,462,836)	(15,738,375)
Increase (decrease)	417,803	$5,805,394	(1,012,723)	$(10,897,663)

Class F Shares
Shares sold	3,638,700	$46,150,406	1,561,579	$16,691,462
Reinvestment of distributions	60,085	705,871	71,777	765,135
Shares reacquired	(1,399,650)	(17,360,194)	(1,702,443)	(18,220,800)
Increase (decrease)	2,299,135	$29,496,083	(69,087)	$(764,203)

Class I Shares
Shares sold	6,579,375	$82,152,702	12,799,144	$137,177,087
Reinvestment of distributions	662,891	7,772,261	625,722	6,720,657
Shares reacquired	(6,864,680)	(85,746,323)	(2,351,898)	(25,937,369)
Increase	377,586	$4,178,640	11,072,968	$117,960,375

Class P Shares
Shares sold	701	$9,039	413	$4,528
Reinvestment of distributions	55	654	61	659
Shares reacquired	(168)	(2,237)	(435)	(4,800)
Increase	588	$7,456	39	$387

Class R2 Shares
Shares sold	7,903	$100,292	4,499	$49,016
Reinvestment of distributions	19	215	22	238
Shares reacquired	(4,250)	(50,884)	(1,524)	(16,349)
Increase	3,672	$49,623	2,997	$32,905

Class R3 Shares
Shares sold	89,386	$1,125,922	32,062	$344,198
Reinvestment of distributions	1,828	21,324	1,896	20,106
Shares reacquired	(32,385)	(394,220)	(23,234)	(252,408)
Increase	58,829	$753,026	10,724	$111,896
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted

		Year Ended		Year Ended
Floating Rate Fund	November 30, 2013		November 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	308,846,885	$2,934,198,225	66,522,159	$615,366,188
Reinvestment of distributions	10,304,840	97,862,225	5,719,984	52,914,293
Shares reacquired	(92,138,123)	(874,239,805)	(50,350,429)	(462,732,855)
Increase	227,013,602	$2,157,820,645	21,891,714	$205,547,626

Class C Shares
Shares sold	114,261,841	$1,086,468,869	22,993,012	$213,361,135
Reinvestment of distributions	4,231,663	40,204,648	3,156,924	29,208,069
Shares reacquired	(24,071,413)	(228,720,681)	(22,816,322)	(210,380,341)
Increase	94,422,091	$897,952,836	3,333,614	$32,188,863

Notes to Financial Statements (continued)

		Year Ended		Year Ended
Floating Rate Fund	November 30, 2013		November 30, 2012
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	235,183,287	$2,231,999,643	51,785,836	$478,195,588
Reinvestment of distributions	5,858,438	55,577,720	3,208,064	29,642,935
Shares reacquired	(67,579,527)	(640,865,807)	(35,722,085)	(328,868,121)
Increase	173,462,198	$1,646,711,556	19,271,815	$178,970,402

Class I Shares
Shares sold	59,651,485	$567,185,398	21,181,587	$195,482,118
Reinvestment of distributions	1,633,668	15,522,937	722,366	6,706,996
Shares reacquired	(21,518,879)	(204,189,122)	(24,264,520)	(221,403,955)
Increase (decrease)	39,766,274	$378,519,213	(2,360,567)	$(19,214,841)

Class R2 Shares
Shares sold	35,667	$340,207	42,877	$393,213
Reinvestment of distributions	2,012	19,132	1,138	10,550
Shares reacquired	(11,335)	(107,731)	(16,317)	(149,471)
Increase	26,344	$251,608	27,698	$254,292

Class R3 Shares
Shares sold	1,424,333	$13,534,797	209,791	$1,945,531
Reinvestment of distributions	29,865	283,698	8,811	81,585
Shares reacquired	(296,342)	(2,816,645)	(70,986)	(655,517)
Increase	1,157,856	$11,001,850	147,616	$1,371,599

		Year Ended		Year Ended
High Yield Fund	November 30, 2013		November 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	66,632,260	$530,424,585	65,117,977	$498,624,888
Converted from Class B*	184,252	1,493,841	256,751	1,977,923
Reinvestment of distributions	7,654,516	60,745,232	5,585,762	43,064,067
Shares reacquired	(68,753,574)	(546,328,646)	(44,177,499)	(339,946,540)
Increase	5,717,454	$46,335,012	26,782,991	$203,720,338

Class B Shares
Shares sold	95,201	$753,389	142,347	$1,087,030
Reinvestment of distributions	137,919	1,088,851	137,742	1,054,101
Shares reacquired	(449,026)	(3,564,015)	(368,880)	(2,831,236)
Converted to Class A*	(188,137)	(1,493,841)	(257,766)	(1,977,923)
Decrease	(404,043)	$(3,215,616)	(346,557)	$(2,668,028)

Class C Shares
Shares sold	12,225,758	$97,135,645	17,203,549	$131,792,770
Reinvestment of distributions	2,413,768	19,052,586	1,587,060	12,179,338
Shares reacquired	(12,925,341)	(102,385,274)	(6,572,759)	(50,540,783)
Increase	1,714,185	$13,802,957	12,217,850	$93,431,325

Class F Shares
Shares sold	30,505,509	$242,803,681	31,939,311	$244,268,099
Reinvestment of distributions	2,751,310	21,803,986	2,176,086	16,765,698
Shares reacquired	(27,071,032)	(215,738,244)	(19,580,277)	(151,045,075)
Increase	6,185,787	$48,869,423	14,535,120	$109,988,722

Notes to Financial Statements (continued)

		Year Ended		Year Ended
High Yield Fund	November 30, 2013		November 30, 2012
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	69,028,090	$551,465,239	50,421,790	$385,223,130
Reinvestment of distributions	9,504,094	75,757,761	7,836,749	60,628,735
Shares reacquired	(35,378,890)	(283,667,181)	(44,701,602)	(346,713,478)
Increase	43,153,294	$343,555,819	13,556,937	$99,138,387

Class P Shares
Shares sold	47,484	$384,191	36,352	$283,658
Reinvestment of distributions	15,616	125,532	11,750	91,664
Shares reacquired	(46,208)	(372,493)	(21,125)	(165,758)
Increase	16,892	$137,230	26,977	$209,564

Class R2 Shares
Shares sold	394,616	$3,160,960	324,329	$2,515,268
Reinvestment of distributions	3,932	31,417	2,303	17,812
Shares reacquired	(219,138)	(1,760,065)	(301,504)	(2,349,272)
Increase	179,410	$1,432,312	25,128	$183,808

Class R3 Shares
Shares sold	2,017,280	$16,217,467	1,486,655	$11,592,143
Reinvestment of distributions	243,783	1,945,328	172,052	1,332,655
Shares reacquired	(1,216,621)	(9,747,589)	(938,749)	(7,298,263)
Increase	1,044,442	$8,415,206	719,958	$5,626,535
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

		Year Ended		Year Ended
Income Fund	November 30, 2013		November 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	143,215,932	$425,075,154	168,295,472	$496,623,416
Converted from Class B*	452,883	1,334,812	616,697	1,814,450
Reinvestment of distributions	23,286,117	68,492,687	15,649,508	46,098,870
Shares reacquired	(179,609,887)	(523,647,272)	(73,912,006)	(218,068,058)
Increase (decrease)	(12,654,955)	$(28,744,619)	110,649,671	$326,468,678

Class B Shares
Shares sold	233,052	$690,490	644,919	$1,904,818
Reinvestment of distributions	224,821	663,591	222,454	652,903
Shares reacquired	(1,133,358)	(3,311,404)	(1,115,372)	(3,271,055)
Converted to Class A*	(452,274)	(1,334,812)	(616,384)	(1,814,450)
Decrease	(1,127,759)	$(3,292,135)	(864,383)	$(2,527,784)

Class C Shares
Shares sold	34,532,995	$103,340,425	61,210,268	$181,295,587
Reinvestment of distributions	5,714,665	16,898,546	3,315,550	9,813,765
Shares reacquired	(52,828,579)	(153,957,029)	(15,444,228)	(45,745,287)
Increase (decrease)	(12,580,919)	$(33,718,058)	49,081,590	$145,364,065

Notes to Financial Statements (continued)

		Year Ended		Year Ended
Income Fund	November 30, 2013		November 30, 2012
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	78,139,954	$232,025,792	128,878,855	$379,417,471
Reinvestment of distributions	6,899,599	20,317,949	4,032,399	11,902,747
Shares reacquired	(138,814,261)	(404,838,561)	(48,900,678)	(143,967,441)
Increase (decrease)	(53,774,708)	$(152,494,820)	84,010,576	$247,352,777

Class I Shares
Shares sold	16,946,519	$49,760,222	16,731,749	$49,734,811
Reinvestment of distributions	1,284,136	3,791,754	439,583	1,308,284
Shares reacquired	(14,717,716)	(43,274,440)	(6,965,031)	(20,562,275)
Increase	3,512,939	$10,277,536	10,206,301	$30,480,820

Class R2 Shares
Shares sold	1,015,798	$3,029,274	416,024	$1,238,736
Reinvestment of distributions	21,015	61,769	3,158	9,501
Shares reacquired	(465,815)	(1,375,965)	(122,025)	(358,966)
Increase	570,998	$1,715,078	297,157	$889,271

Class R3 Shares
Shares sold	8,582,094	$25,282,803	4,528,451	$13,487,821
Reinvestment of distributions	445,635	1,309,389	124,565	370,593
Shares reacquired	(3,638,692)	(10,646,202)	(893,545)	(2,649,915)
Increase	5,389,037	$15,945,990	3,759,471	$11,208,499
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

		Year Ended		Year Ended
Inflation Focused Fund	November 30, 2013		November 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	29,364,212	$432,750,318	15,735,919	$231,183,106
Reinvestment of distributions	975,918	14,123,341	356,573	5,223,438
Shares reacquired	(16,297,603)	(235,077,761)	(4,765,860)	(69,468,858)
Increase	14,042,527	$211,795,898	11,326,632	$166,937,686

Class C Shares
Shares sold	7,992,221	$118,375,276	4,003,327	$58,977,649
Reinvestment of distributions	194,143	2,811,626	53,456	785,320
Shares reacquired	(3,061,526)	(44,169,751)	(533,000)	(7,796,165)
Increase	5,124,838	$77,017,151	3,523,783	$51,966,804

Class F Shares
Shares sold	24,077,913	$354,588,246	10,968,867	$161,375,329
Reinvestment of distributions	470,078	6,815,258	132,258	1,943,633
Shares reacquired	(16,212,129)	(233,461,418)	(1,880,058)	(27,485,592)
Increase	8,335,862	$127,942,086	9,221,067	$135,833,370

Class I Shares
Shares sold	4,495,355	$65,776,406	705,665	$10,410,963
Reinvestment of distributions	60,740	872,105	4,961	72,719
Shares reacquired	(740,993)	(10,731,106)	(184,654)	(2,742,322)
Increase	3,815,102	$55,917,405	525,972	$7,741,360

Notes to Financial Statements (continued)

		Year Ended		Year Ended
Inflation Focused Fund	November 30, 2013		November 30, 2012
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	13,188	$189,391	1,194	$18,023
Reinvestment of distributions	60	870	36	531
Shares reacquired	(1,469)	(20,901)	—	—
Increase	11,779	$169,360	1,230	$18,554

Class R3 Shares
Shares sold	5,816	$82,977	1,446	$21,356
Reinvestment of distributions	117	1,689	37	553
Shares reacquired	(193)	(2,759)	(300)	(4,463)
Increase	5,740	$81,907	1,183	$17,446

	Year Ended		Year Ended
Short Duration Income Fund	November 30, 2013		November 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,576,974,317	$7,277,261,035	1,413,609,115	$6,509,575,986
Converted from Class B*	504,575	2,325,946	679,110	3,123,457
Reinvestment of distributions	88,762,335	408,431,033	65,576,431	302,104,044
Shares reacquired	(1,188,778,340)	(5,471,062,457)	(636,634,076)	(2,926,088,256)
Increase	477,462,887	$2,216,955,557	843,230,580	$3,888,715,231

Class B Shares
Shares sold	721,452	$3,323,120	891,671	$4,112,324
Reinvestment of distributions	170,661	786,726	216,584	998,681
Shares reacquired	(1,770,001)	(8,162,822)	(1,610,238)	(7,425,745)
Converted to Class A*	(503,958)	(2,325,946)	(678,257)	(3,123,457)
Decrease	(1,381,846)	$(6,378,922)	(1,180,240)	$(5,438,197)

Class C Shares
Shares sold	650,192,067	$3,021,473,422	732,558,749	$3,394,548,998
Reinvestment of distributions	41,982,929	194,445,547	31,995,983	148,318,295
Shares reacquired	(477,958,088)	(2,211,204,339)	(224,715,467)	(1,040,493,584)
Increase	214,216,908	$1,004,714,630	539,839,265	$2,502,373,709

Class F Shares
Shares sold	1,462,454,321	$6,734,897,660	1,167,184,457	$5,367,416,193
Reinvestment of distributions	46,141,254	212,076,357	31,200,208	143,710,592
Shares reacquired	(1,079,454,763)	(4,964,034,326)	(479,479,976)	(2,204,806,428)
Increase	429,140,812	$1,982,939,691	718,904,689	$3,306,320,357

Class I Shares
Shares sold	602,352,675	$2,766,833,099	371,332,068	$1,709,447,600
Reinvestment of distributions	16,072,283	73,834,996	7,730,516	35,647,345
Shares reacquired	(294,027,910)	(1,351,725,223)	(114,274,955)	(525,116,886)
Increase	324,397,048	$1,488,942,872	264,787,629	$1,219,978,059

Class R2 Shares
Shares sold	1,847,456	$8,511,365	1,644,655	$7,594,823
Reinvestment of distributions	16,632	76,535	15,879	73,165
Shares reacquired	(1,208,009)	(5,571,619)	(463,726)	(2,141,277)
Increase	656,079	$3,016,281	1,196,808	$5,526,711

Notes to Financial Statements (concluded)

		Year Ended		Year Ended
Short Duration Income Fund	November 30, 2013		November 30, 2012
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	21,993,930	$101,518,123	11,568,551	$53,308,635
Reinvestment of distributions	585,150	2,692,970	274,631	1,268,670
Shares reacquired	(10,738,230)	(49,645,657)	(4,259,363)	(19,652,177)
Increase	11,840,850	$54,565,436	7,583,819	$34,925,128
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

13.	RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011-11 and ASU 2013-01 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact the adoption of ASU 2011-11 and ASU 2013-01 will have on the Funds’ financial statement disclosures.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Lord Abbett Investment Trust and the Shareholders of Lord Abbett Convertible Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund and Lord Abbett Short Duration Income Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Convertible Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund and Lord Abbett Short Duration Income Fund (collectively, the “Funds”), six of the twelve funds constituting the Lord Abbett Investment Trust (the “Trust”) as of November 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian, brokers, and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
January 29, 2014

280

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board elects officers who are responsible for the day-to-day operations of the Funds and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Trust’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Trustee

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Trust as defined in the Act. Ms. Foster is a director/trustee and officer of each of the 12 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years
Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Trustees

The following Independent Trustees also are directors/trustees of each of the 12 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994; Chairman since 2013

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 - 2008).

281

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years
Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Trustee since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Lend Lease Corporation Limited, an international retail and residential property group (2006 - 2012).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2012

Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 - 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978 - 2009); and Officer and Director of Trinsum Group, a holding company (2007 - 2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of Synageva BioPharma Corp., a biopharmaceutical company (2009 - 2011).

282

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All of the officers of the Trust also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 1998	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Alan R. Kurtz (1976)	Executive Vice President	Elected in 2013	Portfolio Manager, joined Lord Abbett in 2000.

Jeffrey D. Lapin (1967)	Executive Vice President	Elected in 2012	Portfolio Manager, joined Lord Abbett in 2012 and was formerly a Managing Director at Post Advisory Group, an asset management firm specializing in high yield securities (2005 - 2012).

Robert A. Lee (1969)	Executive Vice President	Elected in 1998	Partner and Director of Taxable Fixed Income, joined Lord Abbett in 1997.

Andrew H. O’Brien (1973)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Steven F. Rocco (1979)	Executive Vice President	Elected in 2010	Partner and Portfolio Manager, joined Lord Abbett in 2004.

Christopher J. Towle (1957)	Executive Vice President	Elected in 1999	Partner and Director, joined Lord Abbett in 1987.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial and Operations Officer, joined Lord Abbett in 1999.

283

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During the Past Five Years
John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Chief Compliance Officer, Vice President and Secretary	Elected as Vice President and Secretary in 1997 and Chief Compliance Officer in 2013	Partner, General Counsel, and Chief Compliance Officer, joined Lord Abbett in 1997.

Jerald M. Lanzotti (1967)	Vice President	Elected in 2012	Partner and Portfolio Manager, joined Lord Abbett in 1996.

Hyun Lee (1970)	Vice President	Elected in 2013	Portfolio Manager, joined Lord Abbett in 2001.

Steven M. Lipper (1961)	Vice President	Elected in 2011	Director, Product Management, joined Lord Abbett in 2004.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Kewjin Yuoh (1971)	Vice President	Elected in 2011	Partner and Portfolio Manager, joined Lord Abbett in 2010 and was formerly a Senior Vice President—Director of Fundamental Research and Senior Portfolio at Alliance Bernstein, LLP (2003 - 2010).

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Trust’s Trustees. It is available free upon request.

284

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate received deduction (DRD) and qualified dividend income (QDI) for individual shareholders.

Fund Name	DRD	QDI
Convertible Fund	13%	14%
High Yield Fund	1%	1%

For foreign shareholders, the percentages below reflect the portion of ordinary income distributions that represent interest-related dividends:

Fund Name
Convertible Fund	70%
Floating Rate Fund	100%
High Yield Fund	99%
Income Fund	100%
Inflation Focused Fund	100%
Short Duration Income Fund	100%

Additionally, of the distributions paid to shareholders during the fiscal year ended November 30, 2013, the following amounts represent capital gains:

Fund Name	Short-term	Long-term
High Yield Fund	$36,862,250	$15,202,146
Income Fund	20,641,719	15,413,651
Short Duration Income Fund	8,499,838	—

285

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Inflation Focused Fund

Lord Abbett Short Duration Income Fund

LAIT-2-1113 (01/14)

2 0 1 3

L O R D  A B B E T T

A N N U A L

R E P O R T

Lord Abbett

Core Fixed Income Fund

Total Return Fund

For the fiscal year ended November 30, 2013

1	A Letter to Shareholders

4	Investment Comparisons

6	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments

9	Core Fixed Income Fund

26	Total Return Fund

48	Statements of Assets and Liabilities

50	Statements of Operations

51	Statements of Changes in Net Assets

53	Financial Highlights

69	Notes to Financial Statements

82	Report of Independent Registered Public Accounting Firm

83	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Core Fixed Income Fund

and Lord Abbett Total Return Fund

Annual Report

For the fiscal year ended November 30, 2013

Daria L. Foster, Trustee, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended November 30, 2013. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

For the 12-month period ended November 30, 2013, Core Fixed Income Fund returned -1.79%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays U.S. Aggregate Bond Index,1 which returned -1.61% over the same period.

During the same 12-month period, the Total Return Fund returned -0.81%, reflecting performance at the net asset

1

value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays U.S. Universal Index,2 which returned -0.89% over the same period.

During the 12-month period credit sectors of the bond market outperformed Treasuries due to a shortage of yield supported by continued monetary stimulus by the Federal Reserve. Interest rates rose and credit spreads tightened during the period.

An underweight to fixed-rate mortgage-backed securities (MBS) detracted from the Funds’ relative performance, as this sector outperformed the majority of other sectors within the bond market during the period. Security selection, however, within the Funds’ fixed-rate MBS allocation contributed positively to relative performance. The Funds favored 30-year pass-through securities over 15-year pass-through mortgage pools.

Lower-rated investment-grade corporate bonds outperformed higher-rated issues during the period. An overweight as well as security selection within investment-grade corporates helped the Funds’ relative performance, as the Funds concentrated on ‘BBB’-rated bonds, which outperformed higher-rated issues. Contributing to the Total Return Fund’s relative performance was its exposure to high-yield corporate bonds; however, this was offset by security selection within the sector.

The Funds’ allocation to commercial mortgage-backed securities (CMBS) added to relative performance. Although the Funds reduced their exposure to this sector during the period, the portfolios’ overweight in the sector helped relative performance. Security selection within CMBS also added to relative performance.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The Barclays U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

2 The Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S Corporate High-Yield Index, the Investment Grade 144A Index, the Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment-grade or below investment-grade.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

2

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such waivers and expense reimbursements, each Fund’s returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of November 30, 2013. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio are actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

3

Core Fixed Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Barclays U.S. Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2013

	1 Year	5 Years	10 Years	Life of Class
Class A3	-3.98%	6.48%	4.57%	—
Class B4	-7.31%	5.84%	4.25%	—
Class C5	-3.40%	6.27%	4.14%	—
Class F6	-1.70%	7.11%	—	5.66%
Class I7	-1.60%	7.22%	5.13%	—
Class P7	-2.03%	6.73%	4.64%	—
Class R2[8]	-2.19%	6.59%	—	5.16%
Class R3[9]	-2.09%	6.70%	—	5.26%

Standardized Yield for the Period Ended November 30, 2013

Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
1.70%	0.95%	1.10%	1.83%	1.94%	1.49%	1.34%	1.44%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2013, is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Performance is at net asset value.

8 Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

9 Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

4

Total Return Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Barclays U.S. Universal Index and the Barclays U.S. Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended November 30, 2013

	1 Year	5 Years	10 Years	Life of Class
Class A3	-3.01%	7.78%	5.00%	—
Class B4	-6.31%	7.12%	4.66%	—
Class C5	-2.40%	7.56%	4.54%	—
Class F6	-0.62%	8.42%	—	6.17%
Class I7	-0.60%	8.53%	5.54%	—
Class P7	-1.13%	8.03%	5.07%	—
Class R2[8]	-1.20%	7.89%	—	5.69%
Class R3[9]	-1.20%	7.98%	—	5.77%

Standardized Yield for the Period Ended November 30, 2013

Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
2.45%	1.71%	1.86%	2.60%	2.70%	2.25%	2.10%	2.20%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2013, is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Performance is at net asset value.

8 Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

9 Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

5

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 through November 30, 2013).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 6/1/13 –11/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/13	11/30/13	6/1/13 - 11/30/13
Class A
Actual	$1,000.00	$989.80	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.72	$4.41
Class B
Actual	$1,000.00	$985.80	$8.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.71	$8.44
Class C
Actual	$1,000.00	$985.60	$7.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.45	$7.69
Class F
Actual	$1,000.00	$990.30	$3.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.23	$3.90
Class I
Actual	$1,000.00	$990.80	$3.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.73	$3.40
Class P
Actual	$1,000.00	$988.70	$5.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.47	$5.67
Class R2
Actual	$1,000.00	$987.00	$6.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.71	$6.43
Class R3
Actual	$1,000.00	$987.50	$5.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.22	$5.92
†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.87% for Class A, 1.67% for Class B, 1.52% for Class C, 0.77% for Class F, 0.67% for Class I, 1.12% for Class P, 1.27% for Class R2 and 1.17% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2013

Sector*	%**
Auto	0.50%
Basic Industry	0.56%
Consumer Cyclicals	1.15%
Consumer Discretionary	0.21%
Consumer Services	0.93%
Consumer Staples	1.03%
Energy	1.84%
Financial Services	22.04%
Foreign Government	0.70%
Health Care	0.27%
Integrated Oils	1.28%

Sector*	%**
Materials and Processing	2.44%
Municipal	1.38%
Producer Durables	0.47%
Technology	0.42%
Telecommunications	0.56%
Transportation	0.47%
U.S. Government	55.21%
Utilities	1.57%
Repurchase Agreement	6.97%
100.00%
*	A sector may comprise several industries.
**	Represents percent of total investments.

7

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/13	11/30/13	6/1/13 - 11/30/13
Class A
Actual	$1,000.00	$989.70	$4.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.20
Class B
Actual	$1,000.00	$984.80	$8.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.91	$8.24
Class C
Actual	$1,000.00	$986.50	$7.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.64	$7.49
Class F
Actual	$1,000.00	$990.20	$3.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.70
Class I
Actual	$1,000.00	$990.80	$3.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.93	$3.19
Class P
Actual	$1,000.00	$987.70	$5.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.67	$5.47
Class R2
Actual	$1,000.00	$987.80	$6.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.91	$6.23
Class R3
Actual	$1,000.00	$987.30	$5.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.42	$5.72
†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.83% for Class A, 1.63% for Class B, 1.48% for Class C, 0.73% for Class F, 0.63% for Class I, 1.08% for Class P, 1.23% for Class R2 and 1.13% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2013

Sector*	%**
Auto	0.65%
Basic Industry	0.94%
Consumer Cyclicals	2.09%
Consumer Discretionary	0.45%
Consumer Services	1.14%
Consumer Staples	1.58%
Energy	4.03%
Financial Services	25.06%
Foreign Government	1.94%
Health Care	0.51%

Sector*	%**
Integrated Oils	1.54%
Materials and Processing	2.91%
Municipal	1.37%
Producer Durables	0.91%
Technology	0.82%
Telecommunications	1.01%
Transportation	0.59%
U.S. Government	43.00%
Utilities	2.58%
Repurchase Agreement	6.88%
Total	100.00%
*	A sector may comprise several industries.
**	Represents percent of total investments.

8

Schedule of Investments

CORE FIXED INCOME FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 108.33%

ASSET-BACKED SECURITIES 13.50%

Automobiles 5.73%
Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	$2,842	$2,850,682
Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	4,834	4,843,865
Ally Auto Receivables Trust 2012-SN1 A2	0.51%	12/22/2014	1,821	1,821,608
Ally Auto Receivables Trust 2013-2 A2A	0.54%	7/15/2016	1,514	1,515,001
Ally Auto Receivables Trust 2013-SN1 A2	0.52%	5/20/2015	1,980	1,980,042
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	615	615,554
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	767	767,212
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	3,779	3,778,197
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	1,301	1,300,275
AmeriCredit Automobile Receivables Trust 2013-3 A2	0.68%	10/11/2016	1,700	1,701,306
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	1,520	1,522,196
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	1,600	1,600,910
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	1,400	1,399,521
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	600	600,445
CarMax Auto Owner Trust 2011-3 A3	1.07%	6/15/2016	1,002	1,004,829
CarMax Auto Owner Trust 2012-2 A2	0.64%	5/15/2015	352	351,922
CarMax Auto Owner Trust 2012-3 A2	0.43%	9/15/2015	1,987	1,986,957
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	3,675	3,676,648
Ford Credit Auto Lease Trust 2012-A A3	0.85%	1/15/2015	1,411	1,413,002
Ford Credit Auto Owner Trust 2013-D A2	0.45%	8/15/2016	1,745	1,745,361
Honda Auto Receivables Owner Trust 2012-1 A3	0.77%	1/15/2016	2,269	2,275,594
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	3,133	3,138,569
Huntington Auto Trust 2012-2 A2	0.38%	9/15/2015	1,356	1,356,602
Hyundai Auto Lease Securitization Trust 2012-A A2†	0.68%	1/15/2015	106	106,161
Hyundai Auto Receivables Trust 2010-B A3	0.97%	4/15/2015	40	40,408
Hyundai Auto Receivables Trust 2013-C A2	0.57%	6/15/2016	4,425	4,431,571
M&T Bank Auto Receivables Trust 2013-1A A2†	0.66%	2/16/2016	2,450	2,452,179
Mercedes-Benz Auto Lease Trust 2013-B A2	0.53%	9/15/2015	3,275	3,275,643

See Notes to Financial Statements.	9

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Nissan Auto Lease Trust 2011-B A3	0.92%		2/16/2015	$681	$681,132
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%		4/15/2015	20	20,024
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%		5/15/2015	180	180,172
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%		4/15/2016	980	982,677
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%		8/17/2015	565	565,345
Santander Drive Auto Receivables Trust 2012-4 A3	1.04%		8/15/2016	1,890	1,896,186
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%		2/16/2016	1,550	1,550,598
Santander Drive Auto Receivables Trust 2013-1 A2	0.48%		2/16/2016	1,055	1,054,818
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%		3/15/2016	1,126	1,125,774
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	2,183	2,182,741
Toyota Auto Receivables Owner Trust 2013-B A2	0.48%		2/15/2016	2,085	2,087,431
Volkswagen Auto Lease Trust 2012-A A3	0.87%		7/20/2015	2,650	2,657,160
World Omni Auto Receivables Trust 2013-B A2	0.48%		11/15/2016	2,859	2,860,531
Total					71,396,849

Credit Cards 5.32%
American Express Credit Account Master Trust 2007-2 A	0.218%	#	9/15/2016	4,355	4,353,728
American Express Credit Account Master Trust 2009-2 A	1.418%	#	3/15/2017	4,000	4,034,532
Bank of America Credit Card Trust 2007-A10	0.238%	#	12/15/2016	4,500	4,500,086
Bank of America Credit Card Trust 2007-A3	0.188%	#	11/15/2016	1,795	1,794,623
Bank of America Credit Card Trust 2007-A6	0.228%	#	9/15/2016	3,287	3,286,799
Bank One Issuance Trust 2004-A3	0.338%	#	2/15/2017	1,355	1,355,805
Capital One Multi-Asset Execution Trust 2004-A1	0.378%	#	12/15/2016	1,560	1,560,502
Chase Issuance Trust 2011-A3	0.288%	#	12/15/2015	5,000	5,000,103
Chase Issuance Trust 2012-A1	0.268%	#	5/16/2016	6,250	6,250,159
Citibank Credit Card Issuance Trust 2003-A10	4.75%		12/10/2015	1,655	1,657,250
Citibank Credit Card Issuance Trust 2009-A4	4.90%		6/23/2016	5,365	5,502,878
Citibank Omni Master Trust 2009-A14A†	2.918%	#	8/15/2018	4,000	4,068,988

10	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
Discover Card Execution Note Trust 2011-A1	0.518%	#	8/15/2016	$5,800	$5,803,692
Discover Card Execution Note Trust 2011-A3 A	0.378%	#	3/15/2017	3,350	3,351,576
Discover Card Execution Note Trust 2012-A2	0.318%	#	10/17/2016	3,475	3,476,096
Discover Card Execution Note Trust 2012-B3	0.618%	#	5/15/2018	1,650	1,645,856
Discover Card Master Trust I 2007-2 A	0.248%	#	9/15/2016	3,000	2,999,010
Dryrock Issuance Trust 2012-1 A	0.318%	#	8/15/2017	2,625	2,622,926
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	1,350	1,349,004
GE Capital Credit Card Master Note Trust 2011-1 A	0.718%	#	1/15/2017	1,750	1,750,997
Total					66,364,610

Home Equity 0.18%
JFIN Revolver CLO Ltd. 2013-1A A†(a)	1.60%	#	10/20/2021	2,250	2,227,500

Other 2.27%
Fairway Loan Funding Co. 2006-1A A3L†	0.904%	#	10/17/2018	1,600	1,533,776
HLSS Servicer Advance Receivables Backed Notes 2012-T2 B2†	2.48%		10/15/2045	865	893,626
HLSS Servicer Advance Receivables Backed Notes 2012-T2 D2†	4.94%		10/15/2045	360	369,770
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B2†	1.744%		1/16/2046	1,850	1,836,095
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	1,000	994,838
HLSS Servicer Advance Receivables Backed Notes 2013-T2 C2†	1.843%		5/16/2044	1,100	1,093,575
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	1,500	1,479,532
HLSS Servicer Advance Receivables Backed Notes 2013-T5 AT5†	1.979%		8/15/2046	2,000	2,007,206
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	1,895	1,896,708
HLSS Servicer Advance Receivables Backed Notes 2013-T7 A7†	1.981%		11/15/2046	1,500	1,501,406
HLSS Servicer Advance Receivables Backed Notes 2013-T7 B7†	2.229%		11/15/2046	3,500	3,504,922
Illinois Student Assistance Commission 2010-1 A2	1.288%	#	4/25/2022	1,124	1,124,915
Nationstar Mortgage Advance Receivables Trust 2013-T1A A1†	1.08%		6/20/2044	1,600	1,599,451

See Notes to Financial Statements.	11

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Nationstar Mortgage Advance Receivables Trust 2013-T1A B1†	1.379%		6/20/2044	$800	$799,730
Nationstar Mortgage Advance Receivables Trust 2013-T1A C1†	1.594%		6/20/2044	700	699,426
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	1,600	1,587,885
SLM Student Loan Trust 2010-A 2A†	3.418%	#	5/16/2044	1,974	2,085,517
SLM Student Loan Trust 2010-C A1†	1.818%	#	12/15/2017	112	112,213
SLM Student Loan Trust 2011-B A1†	1.018%	#	12/16/2024	575	576,333
SLM Student Loan Trust 2012-C A1†	1.268%	#	8/15/2023	1,607	1,615,350
Structured Asset Securities Corp. 2005-WF1 A3	0.83%	#	2/25/2035	988	959,032
Total					28,271,306
Total Asset-Backed Securities (cost $168,393,166)					168,260,265

CORPORATE BONDS 26.77%

Aerospace/Defense 0.04%
Embraer SA (Brazil)(b)	5.15%		6/15/2022	521	521,000

Auto Parts: Original Equipment 0.29%
BorgWarner, Inc.	8.00%		10/1/2019	2,842	3,550,843

Automotive 0.36%
Ford Motor Co.	6.375%		2/1/2029	697	767,658
Ford Motor Co.	7.45%		7/16/2031	2,168	2,652,897
Kia Motors Corp. (South Korea)†(b)	3.625%		6/14/2016	1,000	1,048,006
Total					4,468,561

Banks: Diversified 3.76%
Bank of America Corp.	5.625%		7/1/2020	1,870	2,142,177
Bank of America Corp.	7.625%		6/1/2019	2,845	3,561,909
Compagnie de Financement Foncier SA (France)†(b)	2.25%		3/7/2014	2,900	2,915,935
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%		10/14/2016	3,200	3,290,240
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	1,359	1,497,562
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	4,625	5,228,280
Goldman Sachs Group, Inc. (The)	5.95%		1/15/2027	1,803	1,948,872
JPMorgan Chase & Co.	4.35%		8/15/2021	8,439	8,962,370
Lloyds TSB Bank plc (United Kingdom)†(b)	6.50%		9/14/2020	2,015	2,268,558
Macquarie Bank Ltd. (Australia)†(b)	6.625%		4/7/2021	2,231	2,474,911
Morgan Stanley	4.10%		5/22/2023	418	403,784
Morgan Stanley	5.00%		11/24/2025	1,900	1,905,753

12	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)
Morgan Stanley	5.50%	7/28/2021	$1,419	$1,599,247
Morgan Stanley	6.00%	4/28/2015	1,100	1,175,726
PKO Finance AB (Sweden)†(b)	4.63%	9/26/2022	1,200	1,194,000
Santander UK plc (United Kingdom)†(b)	5.00%	11/7/2023	2,600	2,604,914
Turkiye Halk Bankasi AS (Turkey)†(b)	3.875%	2/5/2020	500	461,250
Vnesheconombank via VEB Finance plc (Ireland)†(b)	5.942%	11/21/2023	500	502,251
Wells Fargo & Co.	3.45%	2/13/2023	2,850	2,695,390
Total				46,833,129

Banks: Money Center 0.67%
Banco Nacional de Costa Rica (Costa Rica)†(b)	6.25%	11/1/2023	400	395,200
BBVA Banco Continental SA (Peru)†(b)	5.00%	8/26/2022	900	884,250
Export-Import Bank of Korea (South Korea)(b)	3.75%	10/20/2016	650	693,635
SVB Financial Group	5.375%	9/15/2020	2,150	2,357,221
Zions Bancorporation	4.50%	3/27/2017	2,230	2,394,086
Zions Bancorporation	4.50%	6/13/2023	1,668	1,662,115
Total				8,386,507

Beverages 0.63%
Corporacion Lindley SA (Peru)†(b)	4.625%	4/12/2023	1,950	1,837,875
Embotelladora Andina SA (Chile)†(b)	5.00%	10/1/2023	3,300	3,305,257
Fomento Economico Mexicano SAB de CV (Mexico)(b)	2.875%	5/10/2023	1,200	1,075,304
Pernod Ricard SA (France)†(b)	5.75%	4/7/2021	1,490	1,655,797
Total				7,874,233

Biotechnology Research & Production 0.21%
Amgen, Inc.	6.40%	2/1/2039	2,299	2,628,003

Brokers 0.48%
Jefferies Group, Inc.	6.875%	4/15/2021	1,827	2,073,645
Raymond James Financial, Inc.	8.60%	8/15/2019	3,065	3,914,572
Total				5,988,217

Building Materials 0.41%
Owens Corning, Inc.	9.00%	6/15/2019	955	1,186,993
Voto-Votorantim Ltd.†	6.75%	4/5/2021	2,000	2,225,000
Votorantim Cimentos SA (Brazil)†(b)	7.25%	4/5/2041	1,800	1,728,000
Total				5,139,993

See Notes to Financial Statements.	13

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable Services 0.40%
Time Warner Cable, Inc.	6.55%	5/1/2037	$2,383	$2,199,402
Time Warner Cable, Inc.	7.30%	7/1/2038	2,792	2,764,398
Total				4,963,800

Chemicals 1.05%
CF Industries, Inc.	7.125%	5/1/2020	3,485	4,119,761
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	3,325	3,571,658
Montell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	2,300	2,955,399
Mosaic Co. (The)	5.45%	11/15/2033	900	922,388
NewMarket Corp.	4.10%	12/15/2022	1,532	1,470,867
Total				13,040,073

Communications Technology 0.03%
Juniper Networks, Inc.	4.60%	3/15/2021	408	419,776

Computer Hardware 0.20%
Hewlett-Packard Co.	6.125%	3/1/2014	2,488	2,520,476

Construction/Homebuilding 0.11%
Odebrecht Finance Ltd.†	7.125%	6/26/2042	1,450	1,353,938

Consumer Products 0.19%
Tupperware Brands Corp.	4.75%	6/1/2021	2,348	2,397,733

Containers 0.22%
Rock-Tenn Co.	4.90%	3/1/2022	2,625	2,748,771

Copper 0.03%
Southern Copper Corp.	5.25%	11/8/2042	452	366,478

Data Product, Equipment & Communications 0.12%
Fidelity National Information Services, Inc.	5.00%	3/15/2022	750	767,813
Total System Services, Inc.	3.75%	6/1/2023	840	783,376
Total				1,551,189

Electric: Power 1.21%
Black Hills Corp.	9.00%	5/15/2014	878	910,419
CEZ AS (Czech Republic)†(b)	4.25%	4/3/2022	750	757,688
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,944	2,222,777
Entergy Corp.	5.125%	9/15/2020	3,775	3,963,969
PPL WEM Holdings plc (United Kingdom)†(b)	5.375%	5/1/2021	4,710	5,085,194
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	2,163,394
Total				15,103,441

14	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electrical: Household 0.07%
Energizer Holdings, Inc.	4.70%	5/19/2021	$891	$916,619

Electronics 0.13%
PerkinElmer, Inc.	5.00%	11/15/2021	1,564	1,601,569

Energy Equipment & Services 0.68%
Alta Wind Holdings LLC†	7.00%	6/30/2035	1,066	1,105,257
Energy Transfer Partners LP	6.125%	2/15/2017	499	564,045
Energy Transfer Partners LP	6.625%	10/15/2036	500	541,367
Energy Transfer Partners LP	7.50%	7/1/2038	600	705,607
Energy Transfer Partners LP	9.00%	4/15/2019	2,165	2,753,241
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,845,286
Total				8,514,803

Engineering & Contracting Services 0.23%
AGCO Corp.	5.875%	12/1/2021	300	326,406
URS Corp.†	5.50%	4/1/2022	2,460	2,481,333
Total				2,807,739

Financial Services 2.18%
Air Lease Corp.	4.75%	3/1/2020	1,500	1,567,500
Associates Corp. of North America	6.95%	11/1/2018	1,500	1,798,630
Credit Suisse AG (Guernsey)†(b)	1.625%	3/6/2015	2,020	2,050,567
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	1,125	1,099,571
FMR LLC†	7.57%	6/15/2029	2,625	3,294,538
General Electric Capital Corp.	6.75%	3/15/2032	9,651	11,994,958
Hyundai Capital Services, Inc. (South Korea)†(b)	4.375%	7/27/2016	700	748,309
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	678	887,946
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	855	953,929
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	1,500	1,507,009
Western Union Co. (The)	3.35%	5/22/2019	1,300	1,313,454
Total				27,216,411

Financial: Miscellaneous 0.39%
Moody’s Corp.	4.875%	2/15/2024	1,000	1,008,659
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	1,317	1,450,090
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	2,200	2,387,464
Total				4,846,213

See Notes to Financial Statements.	15

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Food 0.40%
Alicorp SAA (Peru)†(b)	3.875%	3/20/2023	$2,150	$1,967,250
Cencosud SA (Chile)†(b)	4.875%	1/20/2023	1,525	1,454,257
Flowers Foods, Inc.	4.375%	4/1/2022	525	526,030
Grupo Bimbo SAB de CV (Mexico)†(b)	4.875%	6/30/2020	1,000	1,060,640
Total				5,008,177

Food/Beverage 0.07%
BRF SA (Brazil)†(b)	3.95%	5/22/2023	950	845,500

Health Care Products 0.08%
Life Technologies Corp.	6.00%	3/1/2020	827	943,669

Health Care Services 0.06%
Dignity Health	4.50%	11/1/2042	903	740,729

Industrial Products 0.04%
KOC Holding AS (Turkey)†(b)	3.50%	4/24/2020	500	443,125

Insurance 0.47%
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,052	1,176,200
Markel Corp.	7.125%	9/30/2019	2,227	2,696,746
Willis North America, Inc.	7.00%	9/29/2019	1,675	1,955,021
Total				5,827,967

Investment Management Companies 0.16%
Lazard Group LLC	4.25%	11/14/2020	950	951,018
Lazard Group LLC	6.85%	6/15/2017	500	567,216
Oaktree Capital Management LP†	6.75%	12/2/2019	442	504,642
Total				2,022,876

Leasing 0.07%
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.875%	7/11/2022	843	865,556

Leisure 0.12%
Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	1,230	1,478,692

Lodging 0.31%
Host Hotels & Resorts LP	5.25%	3/15/2022	2,025	2,124,160
Hyatt Hotels Corp.†	6.875%	8/15/2019	1,554	1,782,396
Total				3,906,556

16	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Machinery: Agricultural 0.37%
Lorillard Tobacco Co.	8.125%	6/23/2019	$2,200	$2,720,359
Lorillard Tobacco Co.	8.125%	5/1/2040	1,550	1,880,028
Total				4,600,387

Machinery: Oil Well Equipment & Services 0.14%
Pride International, Inc.	8.50%	6/15/2019	1,402	1,797,004

Manufacturing 0.20%
Hillenbrand, Inc.	5.50%	7/15/2020	2,375	2,500,296

Media 1.18%
21st Century Fox America, Inc.	6.20%	12/15/2034	1,268	1,401,859
21st Century Fox America, Inc.	6.90%	8/15/2039	677	800,530
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.00%	3/1/2021	3,059	3,197,441
Globo Comunicacao e Participacoes SA (Brazil)†(b)	4.875%	4/11/2022	2,850	2,842,875
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(b)	5.307%	5/11/2022	3,355	3,489,200
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	1,837	1,780,674
Time Warner, Inc.	7.625%	4/15/2031	1,000	1,248,972
Total				14,761,551

Metals & Minerals: Miscellaneous 0.54%
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	3,584	4,566,797
Barrick Gold Corp. (Canada)(b)	4.10%	5/1/2023	1,059	956,557
Barrick North America Finance LLC	4.40%	5/30/2021	1,215	1,173,164
Fresnillo plc (Mexico)†(b)	5.50%	11/13/2023	50	49,375
Total				6,745,893

Natural Gas 0.18%
SourceGas LLC†	5.90%	4/1/2017	886	949,798
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	1,000	1,320,758
Total				2,270,556

Oil 0.58%
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	2,939	3,585,727
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(b)	4.50%	10/3/2023	1,100	1,110,753
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	9.75%	8/14/2019	350	446,250
Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	1,200	1,228,650
Valero Energy Corp.	10.50%	3/15/2039	580	864,292
Total				7,235,672

See Notes to Financial Statements.	17

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil: Crude Producers 0.76%
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	$650	$657,087
Enbridge Energy Partners LP	9.875%	3/1/2019	2,000	2,641,348
Enterprise Products Operating LLC	7.55%	4/15/2038	795	1,011,340
Kerr-McGee Corp.	7.125%	10/15/2027	925	1,092,623
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	1,613	1,655,105
Plains Exploration & Production Co.	6.75%	2/1/2022	1,072	1,172,095
Ruby Pipeline LLC†	6.00%	4/1/2022	1,125	1,197,327
Total				9,426,925

Oil: Integrated Domestic 0.54%
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	800	941,614
Korea National Oil Corp. (South Korea)†(b)	2.875%	11/9/2015	1,600	1,657,344
Korea National Oil Corp. (South Korea)†(b)	5.375%	7/30/2014	1,000	1,029,628
Rowan Cos., Inc.	7.875%	8/1/2019	2,548	3,121,088
Total				6,749,674

Oil: Integrated International 1.10%
ENI SpA (Italy)†(b)	5.70%	10/1/2040	5,300	5,064,988
Petrobras International Finance Co. (Brazil)(b)	6.875%	1/20/2040	707	693,405
Petrohawk Energy Corp.	6.25%	6/1/2019	600	657,060
Petrohawk Energy Corp.	7.25%	8/15/2018	1,140	1,236,900
Transocean, Inc.	6.375%	12/15/2021	2,250	2,532,323
Weatherford International Ltd.	9.875%	3/1/2039	2,513	3,502,592
Total				13,687,268

Paper & Forest Products 0.50%
Georgia-Pacific LLC	8.875%	5/15/2031	2,925	4,098,645
Plum Creek Timberlands LP	4.70%	3/15/2021	2,007	2,108,339
Total				6,206,984

Real Estate Investment Trusts 0.83%
American Tower Corp.	5.05%	9/1/2020	2,875	3,048,897
EPR Properties	5.25%	7/15/2023	1,150	1,142,241
EPR Properties	7.75%	7/15/2020	2,293	2,649,995
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	3,156	3,518,741
Total				10,359,874

18	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Retail 0.63%
Family Dollar Stores, Inc.	5.00%	2/1/2021	$1,000	$1,037,322
QVC, Inc.†	7.375%	10/15/2020	6,350	6,874,065
Total				7,911,387

Savings & Loan 0.34%
First Niagara Financial Group, Inc.	7.25%	12/15/2021	3,565	4,176,066

Steel 0.76%
Allegheny Ludlum Corp.	6.95%	12/15/2025	200	209,197
Allegheny Technologies, Inc.	5.875%	8/15/2023	575	586,598
Allegheny Technologies, Inc.	9.375%	6/1/2019	4,475	5,535,311
Samarco Mineracao SA (Brazil)†(b)	4.125%	11/1/2022	300	269,250
Valmont Industries, Inc.	6.625%	4/20/2020	2,499	2,835,450
Total				9,435,806

Telecommunications 0.71%
GTE Corp.	6.94%	4/15/2028	5,492	6,319,694
Verizon Communications, Inc.	7.75%	12/1/2030	2,045	2,567,921
Total				8,887,615

Tobacco 0.21%
Altria Group, Inc.	2.85%	8/9/2022	1,057	975,466
Altria Group, Inc.	9.95%	11/10/2038	1,066	1,638,109
Total				2,613,575

Transportation: Miscellaneous 0.54%
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	6,256	6,673,945

Utilities 0.61%
Origin Energy Finance Ltd. (Australia)†(b)	3.50%	10/9/2018	3,500	3,562,093
Public Service Co. of New Mexico	7.95%	5/15/2018	1,092	1,314,829
Williams Cos., Inc. (The)	8.75%	3/15/2032	2,210	2,726,926
Total				7,603,848

Utilities: Electrical 0.18%
Tennessee Valley Authority	3.50%	12/15/2042	2,795	2,253,787
Total Corporate Bonds (cost $333,862,767)				333,740,475

See Notes to Financial Statements.	19

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
FOREIGN GOVERNMENT OBLIGATIONS 0.89%

Aruba 0.04%
Aruba Government†(b)	4.625%	9/14/2023	$500	$475,000

Bahamas 0.05%
Commonwealth of Bahamas†(b)	6.95%	11/20/2029	588	654,302

Bermuda 0.13%
Bermuda Government†	4.138%	1/3/2023	525	500,325
Bermuda Government†	5.603%	7/20/2020	1,000	1,077,500
Total				1,577,825

Brazil 0.15%
Federal Republic of Brazil(b)	4.25%	1/7/2025	600	564,750
Federal Republic of Brazil†(b)	5.333%	2/15/2028	1,000	942,500
Federal Republic of Brazil(b)	5.625%	1/7/2041	325	313,625
Total				1,820,875

Cayman Islands 0.10%
Cayman Islands Government†	5.95%	11/24/2019	1,200	1,321,670

Indonesia 0.06%
Perusahaan Penerbit SBSN†(b)	3.30%	11/21/2022	900	753,750

Panama 0.02%
Republic of Panama(b)	4.30%	4/29/2053	275	208,312

Qatar 0.06%
State of Qatar†(b)	3.125%	1/20/2017	750	788,475

Russia 0.28%
Russia Eurobonds†(b)	3.625%	4/29/2015	2,400	2,494,320
Russia Eurobonds†(b)	4.875%	9/16/2023	1,000	1,025,000
Total				3,519,320
Total Foreign Government Obligations (cost $11,283,219)				11,119,529

GOVERNMENT SPONSORED ENTERPRISES BONDS 3.20%
Federal Home Loan Mortgage Corp.	2.375%	1/13/2022	37,285	36,311,302
Federal National Mortgage Assoc.	1.875%	9/18/2018	3,482	3,549,621
Total Government Sponsored Enterprises Bonds (cost $39,513,930)				39,860,923

20	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.80%
Federal Home Loan Mortgage Corp. K035 A1(a)	2.615%		3/25/2023	$3,700	$3,784,771
Federal Home Loan Mortgage Corp. K035 A2(a)	3.458%	#	8/25/2023	3,598	3,663,458
Federal National Mortgage Assoc. 2013-M14 A	1.70%		8/25/2018	2,478	2,487,646
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $9,927,639)					9,935,875

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 27.43%
Federal Home Loan Mortgage Corp.(c)	3.00%		TBA	38,700	39,803,554
Federal Home Loan Mortgage Corp.(c)	3.50%		TBA	24,040	24,194,945
Federal Home Loan Mortgage Corp.	5.00%		11/1/2017 - 6/1/2026	5,862	6,348,043
Federal National Mortgage Assoc.(c)	3.50%		TBA	31,650	31,910,866
Federal National Mortgage Assoc.(c)	4.00%		TBA	27,900	29,111,906
Federal National Mortgage Assoc.(c)	4.50%		TBA	47,000	50,157,813
Federal National Mortgage Assoc.	4.50%		11/1/2018	2,837	3,026,459
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 2/1/2038	22,422	24,574,170
Federal National Mortgage Assoc.(c)	5.50%		TBA	86,170	94,143,531
Federal National Mortgage Assoc.	6.50%		1/1/2036	88	100,074
Government National Mortgage Assoc.(c)	3.50%		TBA	13,000	13,261,015
Government National Mortgage Assoc.(c)	4.00%		TBA	24,100	25,364,308
Total Government Sponsored Enterprises Pass-Throughs (cost $342,182,644)					341,996,684

MUNICIPAL BONDS 1.76%

Education 0.12%
Univ of California Bd of Regs	6.27%		5/15/2031	1,450	1,557,518

Electric Revenue Bonds 0.08%
American Municipal Power, Inc.	7.834%		2/15/2041	750	947,783

Other Revenue 0.84%
Chicago, IL	6.845%		1/1/2038	350	371,606
Dallas Convention Center Hotel	7.088%		1/1/2042	1,150	1,331,068
Houston, TX	6.29%		3/1/2032	1,250	1,440,412
Nashville & Davidson Cnty Met	6.731%		7/1/2043	1,375	1,564,695
San Diego Cnty Regl Arpt Auth	6.628%		7/1/2040	2,250	2,447,752
Southern California Metro Wtr	6.538%		7/1/2039	2,000	2,172,240
Southern California Metro Wtr	6.947%		7/1/2040	750	842,940
Univ of Massachusetts Bldg Auth	6.573%		5/1/2039	300	326,997
Total					10,497,710

See Notes to Financial Statements.	21

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Transportation 0.30%
Clark Cnty, NV	6.881%		7/1/2042	$2,000	$2,142,840
Metropolitan Washington Arpt	7.462%		10/1/2046	1,450	1,642,429
Total					3,785,269

Utilities 0.42%
Chicago, IL	6.742%		11/1/2040	1,150	1,276,281
Municipal Elec Auth of Georgia	7.055%		4/1/2057	1,000	1,019,470
New York City Wtr & Swr Sys	5.79%		6/15/2041	490	518,489
New York City Wtr & Swr Sys	6.124%		6/15/2042	465	498,889
New York City Wtr & Swr Sys	6.282%		6/15/2042	500	540,385
New York City Wtr & Swr Sys	6.491%		6/15/2042	100	109,324
San Francisco Pub Util Comm, CA	6.00%		11/1/2040	500	583,550
San Francisco Pub Util Comm, CA	6.00%		11/1/2040	545	637,045
Total					5,183,433
Total Municipal Bonds (cost $22,246,358)					21,971,713

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.57%
Bear Stearns ALT-A Trust 2004-8 1A	0.87%	#	9/25/2034	2,510	2,440,820
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	1,485	1,636,045
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.348%	#	6/15/2022	1,636	1,628,491
Commercial Mortgage Pass-Through Certificates 2013-LC13 A2	3.009%		8/10/2046	5,420	5,636,700
Commercial Mortgage Pass-Through Certificates 2013-LC6 AM	3.282%		1/10/2046	1,165	1,118,402
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%		2/25/2043	2,074	1,890,801
Deutsche Mortgage Securities, Inc. 2009-RS2 4A1†	Zero Coupon	#	4/26/2037	811	802,940
Fosse Master Issuer plc 2012-1A 2A2 (United Kingdom)†(b)	1.646%	#	10/18/2054	654	663,359
Granite Master Issuer plc 2006-3 A3 (United Kingdom)(b)	0.248%	#	12/20/2054	1,321	1,304,388
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(b)	0.368%	#	12/20/2054	1,134	1,122,963
Granite Master Issuer plc 2007-1 4A1 (United Kingdom)(b)	0.388%	#	12/20/2054	3,387	3,355,048
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	1,159	1,178,196

22	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	$780	$783,460
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	207	208,763
GS Mortgage Securities Corp. II 2012-GCJ9 A3	2.773%		11/10/2045	2,783	2,643,509
Holmes Master Issuer plc 2010-1A A2 (United Kingdom)†(b)	1.644%	#	10/15/2054	665	667,655
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LD11 A2	5.987%	#	6/15/2049	1,086	1,096,459
JPMorgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B†	5.707%	#	3/18/2051	2,435	2,622,690
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 AS	4.117%		5/15/2045	1,200	1,243,795
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 AS	3.372%		12/15/2047	4,750	4,594,601
Merrill Lynch Floating Trust 2008-LAQA A1†	0.707%	#	7/9/2021	1,343	1,338,753
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	3	3,388
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.478%	#	6/12/2050	55	53,996
Sequoia Mortgage Trust 2012-3 A1	3.50%		7/25/2042	524	512,821
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	1,487	1,380,206
Sequoia Mortgage Trust 2012-6 A2	1.808%		12/25/2042	2,199	1,967,187
Sequoia Mortgage Trust 2013-1 2A1	1.855%		2/25/2043	887	765,308
Sequoia Mortgage Trust 2013-2 A	1.874%		2/25/2043	2,262	1,981,930
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(b)	1.792%	#	1/21/2055	1,350	1,363,157
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	1,707	1,708,347
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	2,295	2,275,345
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%		8/10/2049	2,195	2,211,191
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	1,510	1,654,584
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	592	596,901
WF-RBS Commercial Mortgage Trust 2013-C12 AS	3.56%		3/15/2048	2,610	2,563,290
Total Non-Agency Commercial Mortgage-Backed Securities (cost $57,628,552)					57,015,489

U.S. TREASURY OBLIGATIONS 29.41%
U.S. Treasury Bond	3.625%		8/15/2043	56,877	55,006,258
U.S. Treasury Note	0.25%		4/15/2016	74,360	74,159,600
U.S. Treasury Note	0.375%		3/15/2015	163,238	163,620,630
U.S. Treasury Note	1.25%		10/31/2018	71,220	70,927,855

See Notes to Financial Statements.	23

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Note	2.75%	11/15/2023	$2,875	$2,877,470
Total U.S. Treasury Obligations (cost $365,939,527)				366,591,813
Total Long-Term Investments (cost $1,350,977,802)				1,350,492,766

SHORT-TERM INVESTMENTS 19.36%

U.S. TREASURY OBLIGATIONS 10.46%
U.S. Treasury Note	0.125%	12/31/2013	50,000	50,001,000
U.S. Treasury Note	0.25%	3/31/2014	12,606	12,611,169
U.S. Treasury Note	0.625%	7/15/2014	67,573	67,781,530
Total U.S. Treasury Obligations (cost $130,397,603)				130,393,699

REPURCHASE AGREEMENT 8.90%
Repurchase Agreement dated 11/29/2013, Zero Coupon due 12/2/2013 with Fixed Income Clearing Corp. collateralized by $113,035,000 of Federal Home Loan Bank at 0.19% due 7/18/2014; value: $113,176,294; proceeds: $110,955,315 (cost $110,955,315)			110,955	110,955,315
Total Short-Term Investments (cost $241,352,918)				241,349,014
Total Investments in Securities 127.69% (cost $1,592,330,720)				1,591,841,780
Liabilities in Excess of Cash and Other Assets (27.69%)				(345,221,479)
Net Assets 100.00%				$1,246,620,301

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2013.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Foreign security traded in U.S. dollars.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

24	See Notes to Financial Statements.

Schedule of Investments (concluded)

CORE FIXED INCOME FUND November 30, 2013

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$168,260,265	$—	$168,260,265
Corporate Bonds	—	333,740,475	—	333,740,475
Foreign Government Obligations	—	11,119,529	—	11,119,529
Government Sponsored Enterprises Bonds	—	39,860,923	—	39,860,923
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	9,935,875	—	9,935,875
Government Sponsored Enterprises Pass-Throughs	—	341,996,684	—	341,996,684
Municipal Bonds	—	21,971,713	—	21,971,713
Non-Agency Commercial Mortgage-Backed Securities	—	57,015,489	—	57,015,489
U.S. Treasury Obligations	—	496,985,512	—	496,985,512
Repurchase Agreement	—	110,955,315	—	110,955,315
Total	$—	$1,591,841,780	$—	$1,591,841,780

(1)	Refer to note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the fiscal year ended November 30, 2013.

See Notes to Financial Statements.	25

Schedule of Investments

TOTAL RETURN FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 106.88%

ASSET-BACKED SECURITIES 14.81%

Automobiles 5.73%
Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	$3,031	$3,040,728
Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	5,357	5,368,307
Ally Auto Receivables Trust 2012-SN1 A2	0.51%	12/22/2014	2,339	2,339,581
Ally Auto Receivables Trust 2013-2 A2A	0.54%	7/15/2016	1,797	1,798,188
Ally Auto Receivables Trust 2013-SN1 A2	0.52%	5/20/2015	3,378	3,378,073
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	719	718,941
AmeriCredit Automobile Receivables Trust 2012-2 A2	0.76%	10/8/2015	358	358,132
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	288	288,426
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	4,266	4,264,787
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	2,810	2,808,881
AmeriCredit Automobile Receivables Trust 2013-3 A2	0.68%	10/11/2016	2,260	2,261,736
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	1,970	1,972,846
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	1,860	1,861,057
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	1,895	1,894,352
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	668	668,441
CarMax Auto Owner Trust 2011-3 A3	1.07%	6/15/2016	2,676	2,685,000
CarMax Auto Owner Trust 2012-2 A2	0.64%	5/15/2015	366	366,037
CarMax Auto Owner Trust 2012-3 A2	0.43%	9/15/2015	3,317	3,316,968
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	4,600	4,602,063
Ford Credit Auto Owner Trust 2013-D A2	0.45%	8/15/2016	1,950	1,950,404
Honda Auto Receivables Owner Trust 2012-1 A3	0.77%	1/15/2016	2,839	2,846,759
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	3,792	3,798,740
Huntington Auto Trust 2012-2 A2	0.38%	9/15/2015	1,273	1,273,665
Hyundai Auto Lease Securitization Trust 2012-A A2†	0.68%	1/15/2015	177	176,758
Hyundai Auto Receivables Trust 2013-C A2	0.57%	6/15/2016	5,535	5,543,219
M&T Bank Auto Receivables Trust 2013-1A A2†	0.66%	2/16/2016	3,070	3,072,731
Mercedes-Benz Auto Lease Trust 2013-B A2	0.53%	9/15/2015	4,141	4,141,814

26	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Nissan Auto Lease Trust 2011-B A3	0.92%		2/16/2015	$1,223	$1,223,313
Santander Drive Auto Receivables Trust 2011-4 A3	1.64%		9/15/2015	782	782,602
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%		4/15/2015	42	41,520
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%		5/15/2015	516	515,735
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%		4/15/2016	1,453	1,456,327
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%		8/17/2015	940	939,961
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%		2/16/2016	2,359	2,360,101
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%		3/15/2016	1,403	1,403,041
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	3,169	3,168,635
Toyota Auto Receivables Owner Trust 2013-B A2	0.48%		2/15/2016	2,605	2,608,037
Volkswagen Auto Lease Trust 2012-A A3	0.87%		7/20/2015	3,100	3,108,376
World Omni Auto Receivables Trust 2013-B A2	0.48%		11/15/2016	3,438	3,439,841
Total					87,844,123

Credit Cards 5.70%
American Express Credit Account Master Trust 2007-2 A	0.218%	#	9/15/2016	5,320	5,318,447
American Express Credit Account Master Trust 2009-2 A	1.418%	#	3/15/2017	4,225	4,261,474
Bank of America Credit Card Trust 2007-A10	0.238%	#	12/15/2016	5,430	5,430,103
Bank of America Credit Card Trust 2007-A3	0.188%	#	11/15/2016	2,000	1,999,580
Bank of America Credit Card Trust 2007-A6	0.228%	#	9/15/2016	2,000	1,999,878
Bank One Issuance Trust 2004-A3	0.338%	#	2/15/2017	1,725	1,726,025
Capital One Multi-Asset Execution Trust 2004-A1	0.378%	#	12/15/2016	2,015	2,015,648
Chase Issuance Trust 2011-A3	0.288%	#	12/15/2015	6,000	6,000,123
Chase Issuance Trust 2012-A1	0.268%	#	5/16/2016	7,850	7,850,200
Citibank Credit Card Issuance Trust 2003-A10	4.75%		12/10/2015	2,150	2,152,923
Citibank Credit Card Issuance Trust 2009-A4	4.90%		6/23/2016	6,945	7,123,483
Citibank Omni Master Trust 2009-A14A†	2.918%	#	8/15/2018	6,750	6,866,417
Discover Card Execution Note Trust 2011-A1	0.518%	#	8/15/2016	6,868	6,872,371
Discover Card Execution Note Trust 2011-A3 A	0.378%	#	3/15/2017	4,200	4,201,976
Discover Card Execution Note Trust 2012-A2	0.318%	#	10/17/2016	4,495	4,496,418
Discover Card Execution Note Trust 2012-B3	0.618%	#	5/15/2018	2,850	2,842,842
Discover Card Master Trust I 2007-2 A	0.248%	#	9/15/2016	4,000	3,998,680
Dryrock Issuance Trust 2012-1 A	0.318%	#	8/15/2017	3,500	3,497,235
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	2,250	2,248,341
GE Capital Credit Card Master Note Trust 2011-1 A	0.718%	#	1/15/2017	6,475	6,478,688
Total					87,380,852

See Notes to Financial Statements.	27

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Home Equity 0.63%
Home Equity Asset Trust 2006-6 2A2	0.28%	#	11/25/2036	$399	$397,634
Home Equity Asset Trust 2006-7 2A2	0.28%	#	1/25/2037	1,818	1,776,048
JFIN Revolver CLO Ltd. 2013-1A A†(a)	1.497%		1/20/2021	2,750	2,722,500
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	3,047	3,005,752
Option One Mortgage Loan Trust 2005-1 A4	0.97%	#	2/25/2035	1,802	1,764,595
Total					9,666,529

Other 2.75%
Fairway Loan Funding Co. 2006-1A A3L†	0.904%	#	10/17/2018	2,000	1,917,220
First Franklin Mortgage Loan Trust 2006-FF17 A4	0.27%	#	12/25/2036	313	309,954
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	2,520	2,538,005
HLSS Servicer Advance Receivables Backed Notes 2012-T2 B2†	2.48%		10/15/2045	1,090	1,126,072
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	2,425	2,425,529
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B3†	2.734%		1/15/2048	1,250	1,243,695
HLSS Servicer Advance Receivables Backed Notes 2013-T1 C1†	1.644%		1/15/2044	1,850	1,849,139
HLSS Servicer Advance Receivables Backed Notes 2013-T1 D1†	2.487%		1/15/2044	1,100	1,099,713
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	1,500	1,496,238
HLSS Servicer Advance Receivables Backed Notes 2013-T2 D2†	2.388%		5/16/2044	1,750	1,733,693
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	1,500	1,477,130
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	2,360	2,362,128
HLSS Servicer Advance Receivables Backed Notes 2013-T7 A7†	1.981%		11/15/2046	1,300	1,301,219
HLSS Servicer Advance Receivables Backed Notes 2013-T7 C7†	2.526%		11/15/2046	1,825	1,827,566
Illinois Student Assistance Commission 2010-1 A2	1.288%	#	4/25/2022	4,085	4,089,572
Morgan Stanley ABS Capital I 2006-HE1 A3	0.35%	#	1/25/2036	883	872,558
Nationstar Mortgage Advance Receivables Trust 2013-T1A A1†	1.08%		6/20/2044	2,150	2,149,263
Nationstar Mortgage Advance Receivables Trust 2013-T1A B1†	1.379%		6/20/2044	925	924,687

28	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Nationstar Mortgage Advance Receivables Trust 2013-T1A D1†	2.239%		6/20/2044	$900	$899,782
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	2,150	2,133,720
Saxon Asset Securities Trust 2006-3 A2	0.276%	#	10/25/2046	261	261,041
SLM Student Loan Trust 2010-A 2A†	3.418%	#	5/16/2044	3,365	3,554,825
SLM Student Loan Trust 2010-C A1†	1.818%	#	12/15/2017	226	226,551
SLM Student Loan Trust 2012-C A1†	1.268%	#	8/15/2023	2,576	2,588,985
Structured Asset Securities Corp. 2006-GEL3 A2†	0.40%	#	7/25/2036	571	563,879
Structured Asset Securities Corp. 2007-BC2 A3	0.30%	#	3/25/2037	1,130	1,098,431
Total					42,070,595
Total Asset-Backed Securities (cost $226,762,929)					226,962,099

CORPORATE BONDS 36.46%

Aerospace/Defense 0.06%
Embraer SA (Brazil)(b)	5.15%		6/15/2022	844	844,000

Apparel 0.27%
J. Crew Group, Inc.	8.125%		3/1/2019	1,715	1,815,756
PVH Corp.	7.75%		11/15/2023	2,053	2,383,024
Total					4,198,780

Auto Parts: Original Equipment 0.48%
BorgWarner, Inc.	8.00%		10/1/2019	4,721	5,898,498
International Automotive Components Group SA (Luxembourg)†(b)	9.125%		6/1/2018	1,446	1,503,840
Total					7,402,338

Automotive 0.31%
Ford Motor Co.	6.375%		2/1/2029	1,839	2,025,427
Ford Motor Co.	6.625%		10/1/2028	1,322	1,505,183
Ford Motor Co.	7.45%		7/16/2031	1,000	1,223,661
Total					4,754,271

Banks: Diversified 3.98%
Bank of America Corp.	5.625%		7/1/2020	1,495	1,712,596
Bank of America Corp.	7.625%		6/1/2019	2,605	3,261,431
Compagnie de Financement Foncier SA (France)†(b)	0.992%	#	4/17/2014	4,800	4,808,770
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%		10/14/2016	4,140	4,256,748
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	1,257	1,385,162

See Notes to Financial Statements.	29

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Banks: Diversified (continued)
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	$6,500	$7,347,854
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	2,267	2,450,412
JPMorgan Chase & Co.	4.35%	8/15/2021	8,191	8,698,989
Lloyds TSB Bank plc (United Kingdom)†(b)	6.50%	9/14/2020	3,500	3,940,423
Macquarie Bank Ltd. (Australia)†(b)	6.625%	4/7/2021	3,025	3,355,717
Morgan Stanley	4.10%	5/22/2023	631	609,540
Morgan Stanley	5.00%	11/24/2025	2,350	2,357,116
Morgan Stanley	5.50%	7/28/2021	1,658	1,868,606
Morgan Stanley	6.00%	4/28/2015	2,150	2,298,010
National Savings Bank (Sri Lanka)†(b)	8.875%	9/18/2018	700	738,500
PKO Finance AB (Sweden)†(b)	4.63%	9/26/2022	1,000	995,000
Regions Financial Corp.	7.75%	11/10/2014	294	312,220
Santander UK plc (United Kingdom)†(b)	5.00%	11/7/2023	3,300	3,306,237
Turkiye Halk Bankasi AS (Turkey)†(b)	3.875%	2/5/2020	2,550	2,352,375
Vnesheconombank via VEB Finance plc (Ireland)†(b)	5.942%	11/21/2023	2,000	2,009,003
Wells Fargo & Co.	3.45%	2/13/2023	3,063	2,896,835
Total				60,961,544

Banks: Money Center 0.81%
Banco Nacional de Costa Rica (Costa Rica)†(b)	6.25%	11/1/2023	900	889,200
BBVA Banco Continental SA (Peru)†(b)	5.00%	8/26/2022	1,400	1,375,500
SVB Financial Group	5.375%	9/15/2020	3,009	3,299,013
Zions Bancorporation	4.50%	3/27/2017	4,436	4,762,405
Zions Bancorporation	4.50%	6/13/2023	2,050	2,042,768
Total				12,368,886

Beverages 0.86%
Central American Bottling Corp.†	6.75%	2/9/2022	4,671	4,881,195
Corporacion Lindley SA (Peru)†(b)	4.625%	4/12/2023	1,277	1,203,573
Cott Beverages, Inc.	8.375%	11/15/2017	68	70,890
Embotelladora Andina SA (Chile)†(b)	5.00%	10/1/2023	2,500	2,503,982
Fomento Economico Mexicano SAB de CV (Mexico)(b)	2.875%	5/10/2023	2,350	2,105,804
Pernod Ricard SA (France)†(b)	5.75%	4/7/2021	2,175	2,417,019
Total				13,182,463

Biotechnology Research & Production 0.25%
Amgen, Inc.	6.40%	2/1/2039	3,340	3,817,977

30	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Brokers 0.60%
Jefferies Group, Inc.	6.875%	4/15/2021	$2,473	$2,806,855
Raymond James Financial, Inc.	8.60%	8/15/2019	4,950	6,322,066
Total				9,128,921

Building Materials 0.43%
Building Materials Corp. of America†	7.00%	2/15/2020	1,233	1,331,640
Cimento Tupi SA (Brazil)†(b)	9.75%	5/11/2018	500	516,250
Owens Corning, Inc.	9.00%	6/15/2019	1,435	1,783,597
Voto-Votorantim Ltd.†	6.75%	4/5/2021	2,570	2,859,125
Votorantim Cimentos SA (Brazil)†(b)	7.25%	4/5/2041	100	96,000
Total				6,586,612

Business Services 0.08%
Expedia, Inc.	5.95%	8/15/2020	847	916,463
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	335	350,075
Total				1,266,538

Cable Services 0.31%
Time Warner Cable, Inc.	6.55%	5/1/2037	1,211	1,117,699
Time Warner Cable, Inc.	7.30%	7/1/2038	3,625	3,589,163
Total				4,706,862

Chemicals 1.09%
CF Industries, Inc.	7.125%	5/1/2020	4,665	5,514,688
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	3,855	4,140,975
Montell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	3,087	3,966,659
Mosaic Co. (The)	5.45%	11/15/2033	1,100	1,127,363
NewMarket Corp.	4.10%	12/15/2022	2,071	1,988,359
Total				16,738,044

Computer Hardware 0.18%
Hewlett-Packard Co.	6.125%	3/1/2014	2,743	2,778,804

Computer Software 0.37%
Autodesk, Inc.	3.60%	12/15/2022	1,000	932,680
Netflix, Inc.†	5.375%	2/1/2021	1,650	1,687,125
SunGard Data Systems, Inc.	7.375%	11/15/2018	2,850	3,024,562
Total				5,644,367

Construction/Homebuilding 0.02%
Odebrecht Finance Ltd.†	7.125%	6/26/2042	360	336,150

See Notes to Financial Statements.	31

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Consumer Products 0.19%
Tupperware Brands Corp.	4.75%	6/1/2021	$2,922	$2,983,891

Containers 0.51%
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	3,888	3,596,400
Rock-Tenn Co.	4.90%	3/1/2022	4,050	4,240,962
Total				7,837,362

Data Product, Equipment & Communications 0.28%
Fidelity National Information Services, Inc.	5.00%	3/15/2022	3,000	3,071,250
Total System Services, Inc.	3.75%	6/1/2023	1,279	1,192,784
Total				4,264,034

Drugs 0.18%
CFR International SpA (Chile)†(b)	5.125%	12/6/2022	1,600	1,494,735
Hospira, Inc.	5.80%	8/12/2023	1,150	1,209,418
Total				2,704,153

Electric: Power 2.14%
Astoria Depositor Corp.†	8.144%	5/1/2021	1,250	1,212,500
Black Hills Corp.	9.00%	5/15/2014	3,190	3,307,788
CEZ AS (Czech Republic)†(b)	4.25%	4/3/2022	1,500	1,515,375
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	2,251	2,573,802
Entergy Corp.	5.125%	9/15/2020	6,195	6,505,109
Indiantown Cogeneration LP	9.77%	12/15/2020	2,097	2,288,494
Listrindo Capital BV (Netherlands)†(b)	6.95%	2/21/2019	2,228	2,317,120
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	1,465	1,563,888
PPL WEM Holdings plc (United Kingdom)†(b)	5.375%	5/1/2021	6,000	6,477,954
Red Oak Power LLC	8.54%	11/30/2019	1,325	1,398,002
Texas-New Mexico Power Co.†	9.50%	4/1/2019	2,800	3,671,214
Total				32,831,246

Electrical: Household 0.09%
Energizer Holdings, Inc.	4.70%	5/19/2021	1,303	1,340,465

Electronics 0.13%
PerkinElmer, Inc.	5.00%	11/15/2021	1,922	1,968,168

Energy Equipment & Services 0.83%
Alta Wind Holdings LLC†	7.00%	6/30/2035	2,671	2,769,908
Energy Transfer Partners LP	6.625%	10/15/2036	460	498,058
Energy Transfer Partners LP	7.50%	7/1/2038	1,431	1,682,872

32	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy Equipment & Services (continued)
Energy Transfer Partners LP	9.00%	4/15/2019	$2,000	$2,543,410
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	4,042,196
Stone Energy Corp.	7.50%	11/15/2022	1,200	1,260,000
Total				12,796,444

Engineering & Contracting Services 0.38%
AGCO Corp.	5.875%	12/1/2021	400	435,208
OAS Investments GmbH (Austria)†(b)	8.25%	10/19/2019	2,600	2,548,000
URS Corp.†	5.50%	4/1/2022	2,750	2,773,848
Total				5,757,056

Entertainment 0.08%
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	375	411,094
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	750	749,531
Total				1,160,625

Finance 0.07%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	1,025	1,091,625

Financial Services 1.73%
Air Lease Corp.	4.75%	3/1/2020	1,800	1,881,000
Associates Corp. of North America	6.95%	11/1/2018	2,000	2,398,174
Credit Suisse AG (Guernsey)†(b)	1.625%	3/6/2015	3,390	3,441,297
DTEK Finance plc (United Kingdom)†(b)	7.875%	4/4/2018	600	524,220
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	1,750	1,710,443
FMR LLC†	7.57%	6/15/2029	1,700	2,133,605
General Electric Capital Corp.	6.75%	3/15/2032	3,699	4,597,384
Lender Processing Services, Inc.	5.75%	4/15/2023	2,000	2,090,000
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	375	491,121
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	2,280	2,543,812
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	3,000	3,014,019
Western Union Co. (The)	3.35%	5/22/2019	1,650	1,667,076
Total				26,492,151

Financial: Miscellaneous 0.40%
Moody’s Corp.	4.875%	2/15/2024	1,325	1,336,473
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	3,330	3,666,513
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	980	1,063,507
Total				6,066,493

See Notes to Financial Statements.	33

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2013

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Food 0.82%
Alicorp SAA (Peru)†(b)	3.875%	3/20/2023		$1,600	$1,464,000
Aralco Finance SA (Brazil)†(b)	10.125%	5/7/2020		1,000	720,000
Cencosud SA (Chile)†(b)	4.875%	1/20/2023		2,275	2,169,465
CFG Investment SAC (Peru)†(b)	9.75%	7/30/2019		900	868,500
Cosan Luxembourg SA (Luxembourg)†(b)	5.00%	3/14/2023		4,000	3,630,000
Flowers Foods, Inc.	4.375%	4/1/2022		480	480,942
Grupo Bimbo SAB de CV (Mexico)†(b)	4.875%	6/30/2020		1,200	1,272,768
Minerva Luxembourg SA (Luxembourg)†(b)	7.75%	1/31/2023		1,250	1,231,250
Raizen Fuels Finance Ltd.†	9.50%	8/15/2014		700	740,600
Total					12,577,525

Food/Beverage 0.09%
BRF SA (Brazil)†(b)	3.95%	5/22/2023		575	511,750
BRF SA (Brazil)†(c)	7.75%	5/22/2018	BRL	2,500	879,512
Total					1,391,262

Gaming 0.06%
CCM Merger, Inc.†	9.125%	5/1/2019		$858	905,190

Health Care Products 0.10%
Life Technologies Corp.	6.00%	3/1/2020		1,282	1,462,858

Health Care Services 0.11%
CHS/Community Health Systems, Inc.	8.00%	11/15/2019		335	365,988
Dignity Health	4.50%	11/1/2042		1,554	1,274,743
Total					1,640,731

Household Equipment/Products 0.09%
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(b)	4.25%	5/9/2020		1,625	1,450,313

Household Furnishings 0.09%
Arcelik AS (Turkey)†(b)	5.00%	4/3/2023		1,600	1,424,000

Industrial Products 0.16%
KOC Holding AS (Turkey)†(b)	3.50%	4/24/2020		1,000	886,250
Mueller Water Products, Inc.	7.375%	6/1/2017		1,526	1,577,503
Total					2,463,753

Insurance 0.49%
CNO Financial Group, Inc.†	6.375%	10/1/2020		1,026	1,102,950
Markel Corp.	7.125%	9/30/2019		2,886	3,494,750
Willis North America, Inc.	7.00%	9/29/2019		2,555	2,982,137
Total					7,579,837

34	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investment Management Companies 0.22%
Lazard Group LLC	4.25%	11/14/2020	$1,200	$1,201,286
Lazard Group LLC	6.85%	6/15/2017	1,000	1,134,431
Oaktree Capital Management LP†	6.75%	12/2/2019	900	1,027,552
Total				3,363,269

Leasing 0.08%
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.875%	7/11/2022	1,189	1,220,814

Leisure 0.65%
Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	3,957	4,757,062
Easton-Bell Sports, Inc.	9.75%	12/1/2016	1,852	1,937,673
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	3,050	3,271,125
Total				9,965,860

Lodging 0.51%
Host Hotels & Resorts LP	5.25%	3/15/2022	2,850	2,989,559
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,333	3,822,861
Sugarhouse HSP Gaming Prop. Mezz. LP/ Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	1,000	952,500
Total				7,764,920

Machinery: Agricultural 0.59%
Camposol SA (Peru)†(b)	9.875%	2/2/2017	674	697,590
Lorillard Tobacco Co.	8.125%	6/23/2019	3,116	3,853,018
Lorillard Tobacco Co.	8.125%	5/1/2040	1,400	1,698,089
MHP SA (Ukraine)†(b)	8.25%	4/2/2020	2,915	2,441,313
MHP SA (Ukraine)†(b)	10.25%	4/29/2015	400	406,000
Total				9,096,010

Machinery: Oil Well Equipment & Services 0.21%
Pride International, Inc.	8.50%	6/15/2019	2,500	3,204,358

Manufacturing 0.31%
Hillenbrand, Inc.	5.50%	7/15/2020	3,900	4,105,748
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	550	591,250
Total				4,696,998

Media 1.40%
21st Century Fox America, Inc.	6.20%	12/15/2034	1,325	1,464,876
21st Century Fox America, Inc.	6.90%	8/15/2039	1,152	1,362,202
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.00%	3/1/2021	3,595	3,757,699
Globo Comunicacao e Participacoes SA (Brazil)†(b)	4.875%	4/11/2022	3,825	3,815,438

See Notes to Financial Statements.	35

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(b)	5.307%	5/11/2022	$5,050	$5,252,000
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	2,305	2,234,324
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020	1,400	1,526,000
Time Warner, Inc.	7.625%	4/15/2031	350	437,140
Videotron Ltee (Canada)(b)	6.375%	12/15/2015	643	645,411
Videotron Ltee (Canada)(b)	9.125%	4/15/2018	945	998,156
Total				21,493,246

Metal Fabricating 0.08%
Severstal Columbus LLC	10.25%	2/15/2018	1,150	1,224,750

Metals & Minerals: Miscellaneous 0.76%
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	5,483	6,986,537
Barrick Gold Corp. (Canada)(b)	4.10%	5/1/2023	1,153	1,041,463
Barrick North America Finance LLC	4.40%	5/30/2021	1,626	1,570,012
Compass Minerals International, Inc.	8.00%	6/1/2019	879	941,629
Fresnillo plc (Mexico)†(b)	5.50%	11/13/2023	300	296,250
KGHM International Ltd. (Canada)†(b)	7.75%	6/15/2019	829	872,523
Total				11,708,414

Natural Gas 0.45%
SourceGas LLC†	5.90%	4/1/2017	3,984	4,270,876
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	2,015	2,661,327
Total				6,932,203

Oil 2.06%
Afren plc (United Kingdom)†(b)	10.25%	4/8/2019	2,600	3,035,500
Alliance Oil Co. Ltd. (Russia)†(b)	7.00%	5/4/2020	2,850	2,800,125
Antero Resources Finance Corp.	7.25%	8/1/2019	397	427,768
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	1,325	1,361,437
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	5,100	6,222,255
Chaparral Energy, Inc.	7.625%	11/15/2022	640	696,000
Chaparral Energy, Inc.	8.25%	9/1/2021	700	771,750
Concho Resources, Inc.	5.50%	4/1/2023	850	867,000
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	2,193	2,357,475
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(b)	7.50%	2/11/2020	1,300	1,329,250
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	645	717,563

36	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Oil (continued)
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	$—	(d)	$112
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	2,306		2,340,590
Petroleos de Venezuela SA (Venezuela)(b)	5.25%	4/12/2017	2,771		1,939,700
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	9.75%	8/14/2019	1,000		1,275,000
SEACOR Holdings, Inc.	7.375%	10/1/2019	3,732		4,032,534
Valero Energy Corp.	10.50%	3/15/2039	910		1,356,045
Total					31,530,104

Oil: Crude Producers 1.38%
Enbridge Energy Partners LP	9.875%	3/1/2019	3,221		4,253,891
Enterprise Products Operating LLC	7.55%	4/15/2038	1,269		1,614,328
Kerr-McGee Corp.	7.125%	10/15/2027	1,250		1,476,517
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	5,011		5,142,647
OGX Austria GmbH (Austria)†(b)(e)	8.50%	6/1/2018	1,730		155,700
Pacific Rubiales Energy Corp. (Canada)†(b)	5.125%	3/28/2023	3,150		2,874,375
Plains Exploration & Production Co.	6.75%	2/1/2022	1,266		1,384,209
Plains Exploration & Production Co.	6.875%	2/15/2023	1,500		1,668,750
Regency Energy Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	325		339,625
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	583		631,098
Ruby Pipeline LLC†	6.00%	4/1/2022	1,550		1,649,651
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	30		31,125
Total					21,221,916

Oil: Integrated Domestic 0.55%
EDC Finance Ltd. (Ireland)†(b)	4.875%	4/17/2020	3,100		3,007,000
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	775		912,188
Rowan Cos., Inc.	7.875%	8/1/2019	3,679		4,506,470
Total					8,425,658

Oil: Integrated International 1.34%
ENI SpA (Italy)†(b)	5.70%	10/1/2040	7,400		7,071,869
Petrobras International Finance Co. (Brazil)(b)	6.875%	1/20/2040	1,298		1,273,041
Petrohawk Energy Corp.	6.25%	6/1/2019	500		547,550
Petrohawk Energy Corp.	7.25%	8/15/2018	3,419		3,709,615
Transocean, Inc.	6.375%	12/15/2021	2,002		2,253,205
Tullow Oil plc (United Kingdom)†(b)	6.00%	11/1/2020	500		505,625

See Notes to Financial Statements.	37

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated International (continued)
Weatherford International Ltd.	9.875%	3/1/2039	$3,707	$5,166,776
Total				20,527,681

Paper & Forest Products 0.64%
Georgia-Pacific LLC	8.875%	5/15/2031	4,117	5,768,930
Plum Creek Timberlands LP	4.70%	3/15/2021	3,850	4,044,398
Total				9,813,328

Production Technology Equipment 0.05%
Nuance Communications, Inc.†	5.375%	8/15/2020	807	764,633

Real Estate Investment Trusts 1.04%
American Tower Corp.	5.05%	9/1/2020	4,500	4,772,187
Corrections Corp. of America	4.125%	4/1/2020	1,916	1,882,470
Country Garden Holdings Co. Ltd. (China)†(b)	7.50%	1/10/2023	900	875,250
Country Garden Holdings Co. Ltd. (China)†(b)	11.125%	2/23/2018	350	392,438
Country Garden Holdings Co. Ltd. (China)†(b)	11.25%	4/22/2017	450	487,125
EPR Properties	5.25%	7/15/2023	1,500	1,489,879
EPR Properties	7.75%	7/15/2020	3,054	3,529,474
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	1,760	1,962,289
Kilroy Realty LP	6.625%	6/1/2020	517	593,411
Total				15,984,523

Retail 0.77%
CDR DB Sub, Inc.†	7.75%	10/15/2020	1,385	1,378,075
Family Dollar Stores, Inc.	5.00%	2/1/2021	1,708	1,771,746
QVC, Inc.†	7.375%	10/15/2020	8,000	8,660,240
Total				11,810,061

Savings & Loan 0.36%
First Niagara Financial Group, Inc.	7.25%	12/15/2021	4,670	5,470,471

Steel 0.81%
Allegheny Ludlum Corp.	6.95%	12/15/2025	1,000	1,045,982
Allegheny Technologies, Inc.	5.875%	8/15/2023	775	790,633
Allegheny Technologies, Inc.	9.375%	6/1/2019	4,085	5,052,904
Metinvest BV (Netherlands)†(b)	8.75%	2/14/2018	775	684,906
Samarco Mineracao SA (Brazil)†(b)	4.125%	11/1/2022	400	359,000
Severstal OAO Via Steel Capital SA (Luxembourg)†(b)	4.45%	3/19/2018	1,200	1,188,000
Valmont Industries, Inc.	6.625%	4/20/2020	2,901	3,291,573
Total				12,412,998

38	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications 1.24%
GTE Corp.	6.94%	4/15/2028		$5,162	$5,939,960
Millicom International Cellular SA (Luxembourg)†(b)	4.75%	5/22/2020		2,500	2,400,000
Millicom International Cellular SA (Luxembourg)†(b)	6.625%	10/15/2021		2,000	2,050,000
MTS International Funding Ltd. (Ireland)†(b)	5.00%	5/30/2023		1,500	1,406,250
Telefonica Celular del Paraguay SA (Paraguay)†(b)	6.75%	12/13/2022		1,625	1,669,687
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017		1,500	1,605,000
Verizon Communications, Inc.	7.75%	12/1/2030		3,177	3,989,381
Total					19,060,278

Tobacco 0.17%
Altria Group, Inc.	2.85%	8/9/2022		1,320	1,218,179
Altria Group, Inc.	9.95%	11/10/2038		869	1,335,381
Total					2,553,560

Transportation: Miscellaneous 0.64%
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017		1,000	1,065,000
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020		8,254	8,805,425
Total					9,870,425

Utilities 0.83%
Origin Energy Finance Ltd. (Australia)†(b)	3.50%	10/9/2018		5,000	5,088,705
Public Service Co. of New Mexico	7.95%	5/15/2018		3,283	3,952,916
Williams Cos., Inc. (The)	8.75%	3/15/2032		2,964	3,657,288
Total					12,698,909

Utilities: Electrical 0.20%
Tennessee Valley Authority	3.50%	12/15/2042		3,740	3,015,801
Total Corporate Bonds (cost $555,204,389)					558,736,927

FOREIGN BOND(c) 0.14%

Mexico
Red de Carreteras de Occidente S.A.P.I.B. de CV† (cost $2,515,344)	9.00%	6/10/2028	MXN	31,250	2,092,039

FOREIGN GOVERNMENT OBLIGATIONS 2.39%

Angola 0.11%
Republic of Angola(b)	7.00%	8/16/2019		$1,500	1,627,500

See Notes to Financial Statements.	39

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Argentina 0.12%
City of Buenos Aires†(b)	9.95%	3/1/2017	$800	$808,000
Provincia de Neuquen†(b)	7.875%	4/26/2021	455	459,550
Republic of Argentina(b)	8.28%	12/31/2033	612	488,086
Total				1,755,636

Aruba 0.03%
Aruba Government†(b)	4.625%	9/14/2023	500	475,000

Bahamas 0.14%
Commonwealth of Bahamas†(b)	6.95%	11/20/2029	1,943	2,162,089

Bermuda 0.20%
Bermuda Government†	4.138%	1/3/2023	975	929,175
Bermuda Government†	5.603%	7/20/2020	1,950	2,101,125
Total				3,030,300

Brazil 0.23%
Federal Republic of Brazil(b)	4.25%	1/7/2025	1,000	941,250
Federal Republic of Brazil†(b)	5.333%	2/15/2028	2,000	1,885,000
Federal Republic of Brazil(b)	8.25%	1/20/2034	600	757,500
Total				3,583,750

Cayman Islands 0.13%
Cayman Islands Government†	5.95%	11/24/2019	1,770	1,949,464

Dominican Republic 0.15%
Dominican Republic†(b)	6.60%	1/28/2024	800	802,000
Dominican Republic†(b)	9.04%	1/23/2018	1,413	1,522,037
Total				2,324,037

Ghana 0.17%
Republic of Ghana†(b)	7.875%	8/7/2023	2,700	2,646,000

Hungary 0.05%
Hungary Government Bond(b)	5.75%	11/22/2023	841	836,795

Indonesia 0.20%
Perusahaan Penerbit SBSN†(b)	3.30%	11/21/2022	1,700	1,423,750
Perusahaan Penerbit SBSN†(b)	4.00%	11/21/2018	1,700	1,683,000
Total				3,106,750

Mexico 0.03%
United Mexican States(b)	5.95%	3/19/2019	400	464,000

40	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Panama 0.03%
Republic of Panama(b)	4.30%		4/29/2053	$550	$416,625

Philippines 0.16%
Republic of Philippines(b)	7.50%		9/25/2024	1,979	2,488,592

Russia 0.24%
Russia Eurobonds†(b)	3.625%		4/29/2015	2,310	2,400,783
Russia Eurobonds†(b)	4.875%		9/16/2023	1,200	1,230,000
Total					3,630,783

Tanzania 0.09%
United Republic of Tanzania(b)	6.392%	#	3/9/2020	1,250	1,312,500

Turkey 0.21%
Republic of Turkey(b)	5.625%		3/30/2021	3,124	3,258,332

Venezuela 0.10%
Republic of Venezuela(b)	9.375%		1/13/2034	2,089	1,498,857
Total Foreign Government Obligations (cost $37,028,593)					36,567,010

GOVERNMENT SPONSORED ENTERPRISES BONDS 2.86%
Federal Home Loan Mortgage Corp.	2.375%		1/13/2022	40,683	39,620,564
Federal National Mortgage Assoc.	1.875%		9/18/2018	4,203	4,284,622
Total Government Sponsored Enterprises Bonds (cost $43,528,813)					43,905,186

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.80%
Federal Home Loan Mortgage Corp. K035 A1(a)	2.615%		3/25/2023	4,580	4,684,933
Federal Home Loan Mortgage Corp. K035 A2(a)	3.458%	#	8/25/2023	4,462	4,543,177
Federal National Mortgage Assoc. 2013-M14 A	1.70%		8/25/2018	3,085	3,097,008
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $12,314,895)					12,325,118

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 23.58%
Federal Home Loan Mortgage Corp.(f)	3.00%		TBA	45,000	46,283,202
Federal Home Loan Mortgage Corp.(f)	3.50%		TBA	27,420	27,596,730
Federal Home Loan Mortgage Corp.	5.00%		6/1/2026	8,380	9,094,932
Federal National Mortgage Assoc.(f)	3.50%		TBA	40,930	41,267,353
Federal National Mortgage Assoc.(f)	4.00%		TBA	34,400	35,894,250
Federal National Mortgage Assoc.(f)	4.50%		TBA	25,200	26,893,125
Federal National Mortgage Assoc.	4.50%		11/1/2018	7,091	7,566,149
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 9/1/2038	38,819	42,552,834

See Notes to Financial Statements.	41

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.(f)	5.50%		TBA	$96,200	$105,132,205
Government National Mortgage Assoc.(f)	3.50%		TBA	17,000	17,341,328
Government National Mortgage Assoc.(f)	4.00%		TBA	1,600	1,683,937
Total Government Sponsored Enterprises Pass-Throughs (cost $360,533,502)					361,306,045

MUNICIPAL BONDS 1.68%

Education 0.06%
Univ of California Bd of Regs	6.27%		5/15/2031	855	918,398

Electric Revenue Bonds 0.08%
American Municipal Power, Inc.	7.834%		2/15/2041	1,000	1,263,710

Other Revenue 0.79%
Dallas Convention Center Hotel	7.088%		1/1/2042	1,232	1,425,978
Nashville & Davidson Cnty Met	6.731%		7/1/2043	2,500	2,844,900
San Diego Cnty Regl Arpt Auth	6.628%		7/1/2040	2,800	3,046,092
Southern California Metro Wtr	6.538%		7/1/2039	2,405	2,612,119
Southern California Metro Wtr	6.947%		7/1/2040	355	398,992
Univ of Massachusetts Bldg Auth	6.573%		5/1/2039	1,650	1,798,483
Total					12,126,564

Transportation 0.52%
Chicago, IL	6.845%		1/1/2038	2,500	2,654,325
Clark Cnty, NV	6.881%		7/1/2042	2,275	2,437,480
Metropolitan Washington Arpt	7.462%		10/1/2046	2,500	2,831,775
Total					7,923,580

Utilities 0.23%
Chicago, IL	6.742%		11/1/2040	700	776,867
Los Angeles Dept Wtr & Pwr, CA	7.003%		7/1/2041	535	597,247
Municipal Elec Auth of Georgia	7.055%		4/1/2057	819	834,946
San Francisco Pub Util Comm, CA	6.00%		11/1/2040	575	671,083
San Francisco Pub Util Comm, CA	6.00%		11/1/2040	600	701,334
Total					3,581,477
Total Municipal Bonds (cost $25,659,866)					25,813,729

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.22%
7 WTC Depositor LLC Trust 2012-7WTC B†	5.965%		3/13/2031	3,465	3,605,504
Banc of America Funding Corp. 2007-6 A1	0.46%	#	7/25/2037	867	719,713
Bear Stearns ALT-A Trust 2004-8 1A	0.87%	#	9/25/2034	3,315	3,223,724

42	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.348%		6/15/2022	$3,248	$3,232,676
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	7,557	6,728,597
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%		2/25/2043	1,844	1,680,712
Granite Master Issuer plc 2006-3 A3 (United Kingdom)(b)	0.248%	#	12/20/2054	1,806	1,783,778
Granite Master Issuer plc 2007-1 4A1 (United Kingdom)(b)	0.388%	#	12/20/2054	4,365	4,324,866
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	946	950,925
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	642	646,040
Holmes Master Issuer plc 2010-1A A2 (United Kingdom)†(b)	1.644%	#	10/15/2054	1,370	1,374,583
JPMorgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B†	5.707%	#	3/18/2051	4,870	5,245,380
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	3,260	3,549,361
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	681	644,376
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	722	697,295
Merrill Lynch Floating Trust 2008-LAQA A1†	0.707%	#	7/9/2021	4,431	4,415,371
Merrill Lynch Mortgage Investors, Inc. 2006-AF2 AF1	6.25%		10/25/2036	2,236	2,057,853
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	17	16,736
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.478%	#	6/12/2050	180	178,803
RBSCF Trust 2010-RR3 MS4C†	4.97%		4/16/2040	3,393	3,481,517
Sequoia Mortgage Trust 2012-3 A1	3.50%		7/25/2042	916	897,436
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	1,274	1,183,033
Sequoia Mortgage Trust 2012-6 A2	1.808%		12/25/2042	3,078	2,754,062
Sequoia Mortgage Trust 2013-1 2A1	1.855%		2/25/2043	1,432	1,235,727
Sequoia Mortgage Trust 2013-2 A	1.874%		2/25/2043	2,714	2,378,316
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	2,421	2,422,008
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	1,669	1,654,797
UBS-BAMLL Trust 2012-WRM E†	4.379%	#	6/10/2030	3,905	3,384,313
VNDO Mortgage Trust 2012-6AVE E†	3.448%	#	11/15/2030	3,750	3,249,487
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	986	994,835
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.80%	#	3/18/2028	7,704	6,877,796
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.44%	#	7/15/2046	5,195	4,360,701
Total Non-Agency Commercial Mortgage-Backed Securities (cost $81,526,928)					79,950,321

See Notes to Financial Statements.	43

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 18.94%
U.S. Treasury Bond	3.625%	8/15/2043	$61,202	$59,189,005
U.S. Treasury Note	0.25%	4/15/2016	131,932	131,576,443
U.S. Treasury Note	0.375%	3/15/2015	52,447	52,569,936
U.S. Treasury Note	1.25%	10/31/2018	47,042	46,849,034
Total U.S. Treasury Obligations (cost $289,518,684)				290,184,418
Total Long-Term Investments (cost $1,634,593,943)				1,637,842,892

SHORT-TERM INVESTMENTS 15.83%

U.S. TREASURY OBLIGATIONS 7.39%
U.S. Treasury Note	0.125%	12/31/2013	47,000	47,000,940
U.S. Treasury Note	0.25%	3/31/2014	15,583	15,589,389
U.S. Treasury Note	0.625%	7/15/2014	50,419	50,574,593
Total U.S. Treasury Obligations (cost $113,174,419)				113,164,922

REPURCHASE AGREEMENT 8.44%
Repurchase Agreement dated 11/29/2013, Zero Coupon due 12/2/2013 with Fixed Income Clearing Corp. collateralized by $24,000,000 of Farmer Mortgage Corp. at 0.20% due 8/11/2014; $87,385,000 of Federal Home Loan Bank at 0.17% due 8/1/2014; $19,375,000 of Federal Home Loan Bank at 0.17% due 9/5/2014; $985,000 of U.S. Treasury Bill at Zero Coupon due 7/24/2014; value: $131,878,450; proceeds: $129,284,847 (cost $129,284,847)			129,285	129,284,847
Total Short-Term Investments (cost $242,459,266)				242,449,769
Total Investments in Securities 122.71% (cost $1,877,053,209)				1,880,292,661
Liabilities in Excess of Other Assets(g) (22.71%)				(348,040,933)
Net Assets 100.00%				$1,532,251,728

44	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2013

BRL	Brazilian real.
EUR	euro.
MXN	Mexican peso.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2013.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Amount is less than $1,000.
(e)	Defaulted security.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Liabilities in Excess of Other Assets include net unrealized appreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at November 30, 2013:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
euro	Buy	J.P. Morgan	12/20/2013	195,000	$263,488	$264,964	$ 1,476
Mexican peso	Sell	Barclays Bank plc	2/27/2014	29,000,000	2,213,936	2,195,835	18,101
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$19,577

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Brazilian real	Sell	Barclays Bank plc	2/14/2014	2,230,000	$933,836	$938,905	$(5,069)
euro	Sell	Goldman Sachs	12/20/2013	195,000	260,266	264,964	(4,698)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(9,767)

See Notes to Financial Statements.	45

Schedule of Investments (concluded)

TOTAL RETURN FUND November 30, 2013

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$226,962,099	$—	$226,962,099
Corporate Bonds	—	558,736,927	—	558,736,927
Foreign Bonds	—	2,092,039	—	2,092,039
Foreign Government Obligations	—	36,567,010	—	36,567,010
Government Sponsored Enterprises Bonds	—	43,905,186	—	43,905,186
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	12,325,118	—	12,325,118
Government Sponsored Enterprises Pass-throughs	—	361,306,045	—	361,306,045
Municipal Bonds	—	25,813,729	—	25,813,729
Non-Agency Commercial Mortgage-Backed Securities	—	79,950,321	—	79,950,321
U.S. Treasury Obligations	—	403,349,340	—	403,349,340
Repurchase Agreement	—	129,284,847	—	129,284,847
Total	$—	$1,880,292,661	$—	$1,880,292,661
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$19,577	$—	$19,577
Liabilities	—	(9,767)	—	(9,767)
Total	$—	$9,810	$—	$9,810

(1)	Refer to note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the fiscal year ended November 30, 2013.

46	See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Assets and Liabilities

November 30, 2013

	Core Fixed	Total
	Income Fund	Return Fund
ASSETS:
Investments in securities, at cost	$1,592,330,720	$1,877,053,209
Investments in securities, at fair value	$1,591,841,780	$1,880,292,661
Cash	26,871	—
Receivables:
Interest and dividends	6,934,251	11,611,371
Investment securities sold	93,960,508	81,102,656
Capital shares sold	4,125,167	5,657,555
Unrealized appreciation on forward foreign currency exchange contracts	—	19,577
Prepaid expenses and other assets	68,112	60,923
Total assets	1,696,956,689	1,978,744,743
LIABILITIES:
Payables:
To bank	—	13
Investment securities purchased	445,308,358	436,602,700
Capital shares reacquired	1,643,193	4,621,676
12b-1 distribution fees	183,944	331,023
Trustees’ fees	60,085	139,822
Management fee	451,085	549,436
Fund administration	40,999	50,834
To affiliates (See Note 3)	26,565	—
Unrealized depreciation on forward foreign currency exchange contracts	—	9,767
Distributions payable	2,307,238	3,757,545
Accrued expenses	314,921	430,199
Total liabilities	450,336,388	446,493,015
NET ASSETS	$1,246,620,301	$1,532,251,728
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,270,948,296	$1,545,234,003
Distributions in excess of net investment income	(50,937)	(195,103)
Accumulated net realized loss on investments and foreign currency related transactions	(23,788,118)	(16,034,978)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(488,940)	3,247,806
Net Assets	$1,246,620,301	$1,532,251,728

48	See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

November 30, 2013

	Core Fixed	Total
	Income Fund	Return Fund

Net assets by class:
Class A Shares	$401,903,971	$859,224,507
Class B Shares	$8,512,118	$19,112,179
Class C Shares	$94,953,475	$171,889,614
Class F Shares	$297,303,393	$339,551,057
Class I Shares	$421,016,008	$81,974,034
Class P Shares	$46,794	$3,077,021
Class R2 Shares	$1,894,402	$3,136,299
Class R3 Shares	$20,990,140	$54,287,017
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	37,283,474	82,956,245
Class B Shares	792,008	1,847,562
Class C Shares	8,847,789	16,610,583
Class F Shares	27,585,927	32,786,063
Class I Shares	39,062,017	7,899,413
Class P Shares	4,325	295,739
Class R2 Shares	175,714	302,848
Class R3 Shares	1,946,832	5,243,070
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.78	$10.36
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$11.03	$10.60
Class B Shares-Net asset value	$10.75	$10.34
Class C Shares-Net asset value	$10.73	$10.35
Class F Shares-Net asset value	$10.78	$10.36
Class I Shares-Net asset value	$10.78	$10.38
Class P Shares-Net asset value	$10.82	$10.40
Class R2 Shares-Net asset value	$10.78	$10.36
Class R3 Shares-Net asset value	$10.78	$10.35

See Notes to Financial Statements.	49

Statements of Operations

For the Year Ended November 30, 2013

	Core Fixed	Total
	Income Fund	Return Fund
Investment income:
Interest and other	$25,069,602	$51,206,951
Total investment income	25,069,602	51,206,951
Expenses:
Management fee	5,469,317	7,425,308
12b-1 distribution plan-Class A	910,883	1,898,679
12b-1 distribution plan-Class B	109,703	236,959
12b-1 distribution plan-Class C	1,059,089	1,778,029
12b-1 distribution plan-Class F	336,430	400,888
12b-1 distribution plan-Class P	956	15,137
12b-1 distribution plan-Class R2	11,519	20,772
12b-1 distribution plan-Class R3	106,406	259,836
Shareholder servicing	1,558,062	2,515,533
Fund administration	496,932	692,531
Registration	181,335	175,189
Reports to shareholders	120,523	181,095
Professional	59,048	64,568
Trustees’ fees	42,601	60,590
Custody	33,392	45,598
Subsidy (See Note 3)	151,017	—
Other	27,491	38,209
Gross expenses	10,674,704	15,808,921
Expense reductions (See Note 8)	(1,143)	(1,692)
Net expenses	10,673,561	15,807,229
Net investment income	14,396,041	35,399,722
Net realized and unrealized loss:
Net realized gain (loss) on investments and foreign currency related transactions	(6,830,821)	8,213,975
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(31,746,352)	(61,713,277)
Net realized and unrealized loss	(38,577,173)	(53,499,302)
Net Decrease in Net Assets Resulting From Operations	$(24,181,132)	$(18,099,580)

50	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Core Fixed Income Fund
	For the Year Ended	For the Year Ended
INCREASE IN NET ASSETS	November 30, 2013	November 30, 2012
Operations:
Net investment income	$14,396,041	$13,634,481
Net realized gain (loss) on investments	(6,830,821)	28,437,744
Net change in unrealized appreciation/depreciation on investments	(31,746,352)	24,562,501
Net increase (decrease) in net assets resulting from operations	(24,181,132)	66,634,726
Distributions to shareholders from:
Net investment income
Class A	(9,772,234)	(11,293,598)
Class B	(148,176)	(283,934)
Class C	(1,852,497)	(2,582,115)
Class F	(7,536,933)	(8,456,280)
Class I	(6,871,927)	(3,391,753)
Class P	(3,927)	(7,101)
Class R2	(33,642)	(35,880)
Class R3	(395,208)	(430,457)
Net realized gain
Class A	(7,813,247)	(8,766,580)
Class B	(214,029)	(385,297)
Class C	(2,284,213)	(2,725,360)
Class F	(5,385,837)	(6,010,633)
Class I	(2,597,094)	(2,832,660)
Class P	(13,463)	(6,501)
Class R2	(30,387)	(35,145)
Class R3	(346,246)	(367,166)
Total distributions to shareholders	(45,299,060)	(47,610,460)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	708,056,071	554,007,044
Reinvestment of distributions	41,319,731	41,934,886
Cost of shares reacquired	(559,648,418)	(370,263,341)
Net increase in net assets resulting from capital share transactions	189,727,384	225,678,589
Net increase in net assets	120,247,192	244,702,855
NET ASSETS:
Beginning of year	$1,126,373,109	$881,670,254
End of year	$1,246,620,301	$1,126,373,109
Distributions in excess of net investment income	$(50,937)	$(8,718)

See Notes to Financial Statements.	51

Statements of Changes in Net Assets (concluded)

	Total Return Fund
	For the Year Ended	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	November 30, 2013	November 30, 2012
Operations:
Net investment income	$35,399,722	$43,491,820
Net realized gain on investments and foreign currency related transactions	8,213,975	58,656,456
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(61,713,277)	52,102,947
Net increase (decrease) in net assets resulting from operations	(18,099,580)	154,251,223
Distributions to shareholders from:
Net investment income
Class A	(28,917,379)	(29,760,109)
Class B	(533,756)	(824,478)
Class C	(4,975,854)	(5,699,370)
Class F	(12,603,835)	(24,705,389)
Class I	(2,930,362)	(1,983,732)
Class P	(94,002)	(223,681)
Class R2	(91,692)	(156,492)
Class R3	(1,431,688)	(1,483,532)
Net realized gain
Class A	(20,288,681)	(32,739,161)
Class B	(580,425)	(1,381,907)
Class C	(4,616,170)	(7,691,373)
Class F	(12,209,474)	(31,934,010)
Class I	(1,555,683)	(1,617,592)
Class P	(87,404)	(343,295)
Class R2	(78,180)	(194,930)
Class R3	(1,063,149)	(1,656,988)
Total distributions to shareholders	(92,057,734)	(142,396,039)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	549,965,194	649,028,541
Reinvestment of distributions	82,401,400	128,083,881
Cost of shares reacquired	(903,229,242)	(681,906,503)
Net increase (decrease) in net assets resulting from capital share transactions	(270,862,648)	95,205,919
Net increase (decrease) in net assets	(381,019,962)	107,061,103
NET ASSETS:
Beginning of year	$1,913,271,690	$1,806,210,587
End of year	$1,532,251,728	$1,913,271,690
Distributions in excess of net investment income	$(195,103)	$(142,940)

52	See Notes to Financial Statements.

Financial Highlights

CORE FIXED INCOME FUND

	Class A Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.40	$11.21	$11.39	$11.34	$9.89
Investment operations:
Net investment income(a)	.13	.16	.24	.30	.38
Net realized and unrealized gain (loss)	(.33)	.59	.33	.36	1.49
Total from investment operations	(.20)	.75	.57	.66	1.87
Distributions to shareholders from:
Net investment income	(.24)	(.30)	(.34)	(.37)	(.42)
Net realized gain	(.18)	(.26)	(.41)	(.24)	—
Total distributions	(.42)	(.56)	(.75)	(.61)	(.42)
Net asset value, end of year	$10.78	$11.40	$11.21	$11.39	$11.34
Total Return(b)	(1.79)%	6.94%	5.41%	6.12%	19.24%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.85%	.86%	.87%	.88%	.90%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.85%	.86%	.87%	.88%	.90%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.85%	.86%	.87%	.90%	1.08%
Net investment income	1.16%	1.38%	2.17%	2.70%	3.55%

Supplemental Data:
Net assets, end of year (000)	$401,904	$482,408	$367,551	$339,581	$273,000
Portfolio turnover rate	735.06%	640.88%	668.74%	590.37%	631.44%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	53

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class B Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.37	$11.18	$11.36	$11.31	$9.86
Investment operations:
Net investment income(a)	.04	.07	.16	.22	.32
Net realized and unrealized gain (loss)	(.33)	.59	.32	.36	1.48
Total from investment operations	(.29)	.66	.48	.58	1.80
Distributions to shareholders from:
Net investment income	(.15)	(.21)	(.25)	(.29)	(.35)
Net realized gain	(.18)	(.26)	(.41)	(.24)	—
Total distributions	(.33)	(.47)	(.66)	(.53)	(.35)
Net asset value, end of year	$10.75	$11.37	$11.18	$11.36	$11.31
Total Return(b)	(2.58)%	6.11%	4.59%	5.31%	18.41%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.66%	1.66%	1.67%	1.65%	1.55%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.66%	1.66%	1.67%	1.65%	1.55%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.66%	1.66%	1.67%	1.68%	1.73%
Net investment income	.37%	.62%	1.42%	1.98%	2.96%

Supplemental Data:
Net assets, end of year (000)	$8,512	$13,319	$16,269	$23,487	$26,996
Portfolio turnover rate	735.06%	640.88%	668.74%	590.37%	631.44%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

54	See Notes to Financial Statements.

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class C Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.35	$11.16	$11.34	$11.29	$9.85
Investment operations:
Net investment income(a)	.06	.08	.17	.23	.31
Net realized and unrealized gain (loss)	(.34)	.60	.33	.36	1.48
Total from investment operations	(.28)	.68	.50	.59	1.79
Distributions to shareholders from:
Net investment income	(.16)	(.23)	(.27)	(.30)	(.35)
Net realized gain	(.18)	(.26)	(.41)	(.24)	—
Total distributions	(.34)	(.49)	(.68)	(.54)	(.35)
Net asset value, end of year	$10.73	$11.35	$11.16	$11.34	$11.29
Total Return(b)	(2.45)%	6.28%	4.74%	5.41%	18.43%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.51%	1.51%	1.53%	1.57%	1.55%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.51%	1.51%	1.53%	1.57%	1.55%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.51%	1.51%	1.53%	1.59%	1.73%
Net investment income	.51%	.74%	1.53%	2.02%	2.89%

Supplemental Data:
Net assets, end of year (000)	$94,953	$140,543	$113,329	$114,561	$95,996
Portfolio turnover rate	735.06%	640.88%	668.74%	590.37%	631.44%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	55

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class F Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.40	$11.20	$11.38	$11.34	$9.89
Investment operations:
Net investment income(a)	.14	.17	.24	.31	.39
Net realized and unrealized gain (loss)	(.33)	.60	.34	.36	1.50
Total from investment operations	(.19)	.77	.58	.67	1.89
Distributions to shareholders from:
Net investment income	(.25)	(.31)	(.35)	(.39)	(.44)
Net realized gain	(.18)	(.26)	(.41)	(.24)	—
Total distributions	(.43)	(.57)	(.76)	(.63)	(.44)
Net asset value, end of year	$10.78	$11.40	$11.20	$11.38	$11.34
Total Return(b)	(1.70)%	7.14%	5.50%	6.15%	19.50%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.75%	.76%	.77%	.76%	.65%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.75%	.76%	.77%	.76%	.65%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.75%	.76%	.77%	.77%	.83%
Net investment income	1.26%	1.48%	2.18%	2.76%	3.58%

Supplemental Data:
Net assets, end of year (000)	$297,303	$333,725	$247,773	$71,705	$27,262
Portfolio turnover rate	735.06%	640.88%	668.74%	590.37%	631.44%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

56	See Notes to Financial Statements.

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class I Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.40	$11.20	$11.39	$11.34	$9.89
Investment operations:
Net investment income(a)	.15	.18	.24	.31	.42
Net realized and unrealized gain (loss)	(.33)	.60	.34	.38	1.49
Total from investment operations	(.18)	.78	.58	.69	1.91
Distributions to shareholders from:
Net investment income	(.26)	(.32)	(.36)	(.40)	(.46)
Net realized gain	(.18)	(.26)	(.41)	(.24)	—
Total distributions	(.44)	(.58)	(.77)	(.64)	(.46)
Net asset value, end of year	$10.78	$11.40	$11.20	$11.39	$11.34
Total Return(b)	(1.60)%	7.25%	5.52%	6.37%	19.65%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.66%	.66%	.68%	.66%	.55%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.66%	.66%	.68%	.66%	.55%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.66%	.66%	.68%	.67%	.73%
Net investment income	1.36%	1.59%	2.18%	2.77%	3.87%

Supplemental Data:
Net assets, end of year (000)	$421,016	$133,018	$119,703	$22,651	$4,978
Portfolio turnover rate	735.06%	640.88%	668.74%	590.37%	631.44%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	57

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class P Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.44	$11.25	$11.43	$11.38	$9.92
Investment operations:
Net investment income(a)	.10	.13	.23	.28	.38
Net realized and unrealized gain (loss)	(.33)	.59	.32	.36	1.49
Total from investment operations	(.23)	.72	.55	.64	1.87
Distributions to shareholders from:
Net investment income	(.21)	(.27)	(.32)	(.35)	(.41)
Net realized gain	(.18)	(.26)	(.41)	(.24)	—
Total distributions	(.39)	(.53)	(.73)	(.59)	(.41)
Net asset value, end of year	$10.82	$11.44	$11.25	$11.43	$11.38
Total Return(b)	(2.03)%	6.67%	5.14%	5.88%	19.07%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.11%	1.11%	1.12%	1.11%	1.00%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.11%	1.11%	1.12%	1.11%	1.00%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.11%	1.11%	1.12%	1.13%	1.18%
Net investment income	.92%	1.15%	2.06%	2.49%	3.52%

Supplemental Data:
Net assets, end of year (000)	$47	$265	$276	$1,736	$1,985
Portfolio turnover rate	735.06%	640.88%	668.74%	590.37%	631.44%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

58	See Notes to Financial Statements.

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class R2 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.40	$11.21	$11.39	$11.34	$9.89
Investment operations:
Net investment income(a)	.08	.11	.20	.25	.36
Net realized and unrealized gain (loss)	(.33)	.60	.33	.37	1.48
Total from investment operations	(.25)	.71	.53	.62	1.84
Distributions to shareholders from:
Net investment income	(.19)	(.26)	(.30)	(.33)	(.39)
Net realized gain	(.18)	(.26)	(.41)	(.24)	—
Total distributions	(.37)	(.52)	(.71)	(.57)	(.39)
Net asset value, end of year	$10.78	$11.40	$11.21	$11.39	$11.34
Total Return(b)	(2.19)%	6.52%	4.99%	5.74%	18.96%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.26%	1.26%	1.28%	1.27%	1.15%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.26%	1.26%	1.28%	1.27%	1.15%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.26%	1.26%	1.28%	1.27%	1.33%
Net investment income	.77%	1.00%	1.77%	2.22%	3.39%

Supplemental Data:
Net assets, end of year (000)	$1,894	$1,792	$1,480	$1,199	$213
Portfolio turnover rate	735.06%	640.88%	668.74%	590.37%	631.44%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	59

Financial Highlights (concluded)

CORE FIXED INCOME FUND

	Class R3 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.40	$11.21	$11.39	$11.34	$9.89
Investment operations:
Net investment income(a)	.10	.12	.21	.27	.35
Net realized and unrealized gain (loss)	(.34)	.60	.33	.36	1.51
Total from investment operations	(.24)	.72	.54	.63	1.86
Distributions to shareholders from:
Net investment income	(.20)	(.27)	(.31)	(.34)	(.41)
Net realized gain	(.18)	(.26)	(.41)	(.24)	—
Total distributions	(.38)	(.53)	(.72)	(.58)	(.41)
Net asset value, end of year	$10.78	$11.40	$11.21	$11.39	$11.34
Total Return(b)	(2.09)%	6.63%	5.10%	5.84%	19.08%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.15%	1.16%	1.17%	1.16%	1.04%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.15%	1.16%	1.17%	1.16%	1.04%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.15%	1.16%	1.17%	1.17%	1.24%
Net investment income	.87%	1.09%	1.87%	2.40%	3.22%

Supplemental Data:
Net assets, end of year (000)	$20,990	$21,304	$15,290	$14,205	$7,587
Portfolio turnover rate	735.06%	640.88%	668.74%	590.37%	631.44%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

60	See Notes to Financial Statements.

Financial Highlights

TOTAL RETURN FUND

	Class A Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.00	$10.94	$11.26	$11.02	$9.44
Investment operations:
Net investment income(a)	.22	.25	.32	.38	.44
Net realized and unrealized gain (loss)	(.31)	.66	.22	.40	1.61
Total from investment operations	(.09)	.91	.54	.78	2.05
Distributions to shareholders from:
Net investment income	(.32)	(.38)	(.41)	(.44)	(.47)
Net realized gain	(.23)	(.47)	(.45)	(.10)	—
Total distributions	(.55)	(.85)	(.86)	(.54)	(.47)
Net asset value, end of year	$10.36	$11.00	$10.94	$11.26	$11.02
Total Return(b)	(.81)%	8.73%	5.16%	7.27%	22.33%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.85%	.86%	.83%	.85%	.90%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.85%	.86%	.83%	.85%	.90%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.85%	.86%	.83%	.86%	1.04%
Net investment income	2.11%	2.36%	2.94%	3.43%	4.30%

Supplemental Data:
Net assets, end of year (000)	$859,225	$957,408	$766,312	$718,778	$673,307
Portfolio turnover rate	600.61%	575.52%	607.17%	493.81%	597.74%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	61

Financial Highlights (continued)

TOTAL RETURN FUND

	Class B Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.98	$10.93	$11.25	$11.01	$9.43
Investment operations:
Net investment income(a)	.14	.17	.23	.29	.38
Net realized and unrealized gain (loss)	(.31)	.64	.22	.40	1.61
Total from investment operations	(.17)	.81	.45	.69	1.99
Distributions to shareholders from:
Net investment income	(.24)	(.29)	(.32)	(.35)	(.41)
Net realized gain	(.23)	(.47)	(.45)	(.10)	—
Total distributions	(.47)	(.76)	(.77)	(.45)	(.41)
Net asset value, end of year	$10.34	$10.98	$10.93	$11.25	$11.01
Total Return(b)	(1.60)%	7.76%	4.28%	6.43%	21.57%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.65%	1.66%	1.63%	1.62%	1.55%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.65%	1.66%	1.63%	1.62%	1.55%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.65%	1.66%	1.63%	1.64%	1.69%
Net investment income	1.32%	1.57%	2.13%	2.65%	3.67%

Supplemental Data:
Net assets, end of year (000)	$19,112	$27,590	$32,566	$44,153	$48,221
Portfolio turnover rate	600.61%	575.52%	607.17%	493.81%	597.74%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

62	See Notes to Financial Statements.

Financial Highlights (continued)

TOTAL RETURN FUND

	Class C Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.99	$10.93	$11.25	$11.01	$9.43
Investment operations:
Net investment income(a)	.15	.19	.25	.31	.38
Net realized and unrealized gain (loss)	(.31)	.65	.22	.39	1.61
Total from investment operations	(.16)	.84	.47	.70	1.99
Distributions to shareholders from:
Net investment income	(.25)	(.31)	(.34)	(.36)	(.41)
Net realized gain	(.23)	(.47)	(.45)	(.10)	—
Total distributions	(.48)	(.78)	(.79)	(.46)	(.41)
Net asset value, end of year	$10.35	$10.99	$10.93	$11.25	$11.01
Total Return(b)	(1.46)%	8.04%	4.48%	6.57%	21.43%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.50%	1.50%	1.48%	1.52%	1.55%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.50%	1.50%	1.48%	1.52%	1.55%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.50%	1.50%	1.48%	1.53%	1.69%
Net investment income	1.46%	1.71%	2.30%	2.76%	3.65%

Supplemental Data:
Net assets, end of year (000)	$171,890	$218,986	$178,761	$187,548	$171,798
Portfolio turnover rate	600.61%	575.52%	607.17%	493.81%	597.74%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	63

Financial Highlights (continued)

TOTAL RETURN FUND

	Class F Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$10.99	$10.94	$11.26	$11.02	$9.43
Investment operations:
Net investment income(a)	.23	.27	.33	.39	.46
Net realized and unrealized gain (loss)	(.30)	.64	.22	.40	1.63
Total from investment operations	(.07)	.91	.55	.79	2.09
Distributions to shareholders from:
Net investment income	(.33)	(.39)	(.42)	(.45)	(.50)
Net realized gain	(.23)	(.47)	(.45)	(.10)	—
Total distributions	(.56)	(.86)	(.87)	(.55)	(.50)
Net asset value, end of year	$10.36	$10.99	$10.94	$11.26	$11.02
Total Return(b)	(.62)%	8.74%	5.26%	7.41%	22.61%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.75%	.76%	.73%	.73%	.65%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.75%	.76%	.73%	.73%	.65%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.75%	.76%	.73%	.74%	.78%
Net investment income	2.21%	2.50%	3.08%	3.55%	4.38%

Supplemental Data:
Net assets, end of year (000)	$339,551	$579,330	$741,101	$1,115,781	$850,194
Portfolio turnover rate	600.61%	575.52%	607.17%	493.81%	597.74%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

64	See Notes to Financial Statements.

Financial Highlights (continued)

TOTAL RETURN FUND

	Class I Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.02	$10.96	$11.28	$11.04	$9.45
Investment operations:
Net investment income(a)	.25	.28	.34	.41	.50
Net realized and unrealized gain (loss)	(.32)	.65	.22	.39	1.60
Total from investment operations	(.07)	.93	.56	.80	2.10
Distributions to shareholders from:
Net investment income	(.34)	(.40)	(.43)	(.46)	(.51)
Net realized gain	(.23)	(.47)	(.45)	(.10)	—
Total distributions	(.57)	(.87)	(.88)	(.56)	(.51)
Net asset value, end of year	$10.38	$11.02	$10.96	$11.28	$11.04
Total Return(b)	(.60)%	8.94%	5.36%	7.52%	22.72%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.65%	.66%	.63%	.63%	.55%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.65%	.66%	.63%	.63%	.55%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.65%	.66%	.63%	.64%	.70%
Net investment income	2.32%	2.54%	3.16%	3.65%	4.92%

Supplemental Data:
Net assets, end of year (000)	$81,974	$70,778	$36,987	$32,220	$29,750
Portfolio turnover rate	600.61%	575.52%	607.17%	493.81%	597.74%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	65

Financial Highlights (continued)

TOTAL RETURN FUND

	Class P Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.05	$10.99	$11.31	$11.07	$ 9.48
Investment operations:
Net investment income(a)	.20	.23	.30	.36	.44
Net realized and unrealized gain (loss)	(.32)	.65	.22	.39	1.62
Total from investment operations	(.12)	.88	.52	.75	2.06
Distributions to shareholders from:
Net investment income	(.30)	(.35)	(.39)	(.41)	(.47)
Net realized gain	(.23)	(.47)	(.45)	(.10)	—
Total distributions	(.53)	(.82)	(.84)	(.51)	(.47)
Net asset value, end of year	$10.40	$11.05	$10.99	$11.31	$11.07
Total Return(b)	(1.13)%	8.44%	4.89%	7.03%	22.25%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.10%	1.11%	1.08%	1.07%	1.00%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.10%	1.11%	1.08%	1.07%	1.00%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.10%	1.11%	1.08%	1.09%	1.14%
Net investment income	1.86%	2.17%	2.74%	3.28%	4.22%

Supplemental Data:
Net assets, end of year (000)	$3,077	$4,173	$7,987	$15,068	$27,313
Portfolio turnover rate	600.61%	575.52%	607.17%	493.81%	597.74%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

66	See Notes to Financial Statements.

Financial Highlights (continued)

TOTAL RETURN FUND

	Class R2 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.00	$10.94	$11.26	$11.02	$ 9.43
Investment operations:
Net investment income(a)	.18	.21	.27	.34	.41
Net realized and unrealized gain (loss)	(.31)	.66	.23	.40	1.63
Total from investment operations	(.13)	.87	.50	.74	2.04
Distributions to shareholders from:
Net investment income	(.28)	(.34)	(.37)	(.40)	(.45)
Net realized gain	(.23)	(.47)	(.45)	(.10)	—
Total distributions	(.51)	(.81)	(.82)	(.50)	(.45)
Net asset value, end of year	$10.36	$11.00	$10.94	$11.26	$11.02
Total Return(b)	(1.20)%	8.30%	4.74%	6.89%	22.04%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.25%	1.26%	1.23%	1.23%	1.14%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.25%	1.26%	1.23%	1.23%	1.14%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.25%	1.26%	1.23%	1.24%	1.28%
Net investment income	1.72%	1.98%	2.53%	3.06%	3.89%

Supplemental Data:
Net assets, end of year (000)	$3,136	$3,749	$4,567	$2,856	$1,611
Portfolio turnover rate	600.61%	575.52%	607.17%	493.81%	597.74%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	67

Financial Highlights (concluded)

TOTAL RETURN FUND

	Class R3 Shares
	Year Ended 11/30
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$11.00	$10.94	$11.26	$11.02	$ 9.43
Investment operations:
Net investment income(a)	.19	.22	.29	.35	.42
Net realized and unrealized gain (loss)	(.32)	.66	.22	.40	1.63
Total from investment operations	(.13)	.88	.51	.75	2.05
Distributions to shareholders from:
Net investment income	(.29)	(.35)	(.38)	(.41)	(.46)
Net realized gain	(.23)	(.47)	(.45)	(.10)	—
Total distributions	(.52)	(.82)	(.83)	(.51)	(.46)
Net asset value, end of year	$10.35	$11.00	$10.94	$11.26	$11.02
Total Return(b)	(1.20)%	8.42%	4.86%	6.99%	22.15%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.15%	1.16%	1.12%	1.13%	1.05%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.15%	1.16%	1.12%	1.13%	1.05%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.15%	1.16%	1.12%	1.14%	1.19%
Net investment income	1.82%	2.06%	2.64%	3.10%	4.04%

Supplemental Data:
Net assets, end of year (000)	$54,287	$51,258	$37,931	$25,423	$7,885
Portfolio turnover rate	600.61%	575.52%	607.17%	493.81%	597.74%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

68	See Notes to Financial Statements.

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of twelve funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return. Each Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and

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Notes to Financial Statements (continued)

the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2010 through November 30, 2013. The statutes of limitations on the state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

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Notes to Financial Statements (continued)

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on investments and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on investments and foreign currency related transactions on each Fund’s Statement of Operations. As of November 30, 2013, only Total Return Fund had open forward foreign currency exchange contracts.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of November 30, 2013, the Funds had no open futures contracts.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to

71

Notes to Financial Statements (continued)

market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(l)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

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Notes to Financial Statements (continued)

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statements of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of November 30, 2013, the Funds had no unfunded loan commitments.

(m)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of November 30, 2013 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

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Notes to Financial Statements (continued)

The management fee is based on each Fund’s average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the fiscal year ended November 30, 2013, for Core Fixed Income Fund and Total Return Fund, the effective management fee was at an annualized rate of .44% and .43%, respectively.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

Core Fixed Income Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on Core Fixed Income Fund’s Statement of Assets and Liabilities.

As of November 30, 2013, the percentages of Core Fixed Income Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund were 6.32%, 3.14% and 4.60%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C(1)	Class F	Class P	Class R2	Class R3
Service	.15%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Rule 12b-1 fee each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2013:

	Distributor	Dealers’
	Commissions	Concessions
Core Fixed Income Fund	$ 97,483	$ 684,848
Total Return Fund	177,596	1,116,175

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Notes to Financial Statements (continued)

Distributor received the following amount of CDSCs for the fiscal year ended November 30, 2013:

	Class A	Class C
Core Fixed Income Fund	$30,023	$48,080
Total Return Fund	28,249	49,941

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended November 30, 2013 and November 30, 2012 was as follows:

	Core Fixed Income Fund		Total Return Fund
	Year Ended 11/30/2013	Year Ended 11/30/2012	Year Ended 11/30/2013	Year Ended 11/30/2012
Distributions paid from:
Ordinary income	$42,796,614	$43,092,437	$81,695,084	$111,864,038
Net long-term capital gains	2,502,446	4,518,023	10,362,650	30,532,001
Total distributions paid	$45,299,060	$47,610,460	$92,057,734	$142,396,039

As of November 30, 2013, the components of accumulated losses on a tax-basis were as follows:

	Core Fixed Income Fund	Total Return Fund
Undistributed ordinary income – net	$9,148	$—
Total undistributed earnings	$9,148	$—
Capital loss carryforwards*	(19,574,421)	(7,233,478)
Temporary differences	(60,085)	(2,153,855)
Unrealized losses – net	(4,702,637)	(3,594,942)
Total accumulated losses – net	$(24,327,995)	$(12,982,275)

*	As of November 30, 2013, the capital loss carryforwards, along with the related expiration dates, were as follows:

Indefinite
Core Fixed Income Fund	$19,574,421
Total Return Fund	7,233,478

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010

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Notes to Financial Statements (continued)

(“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

At Total Return Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. The Fund incurred and will elect to defer post-October capital losses of $1,958,752 during fiscal 2013.

As of November 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Core Fixed Income Fund	Total Return Fund
Tax cost	$1,596,544,417	$1,883,886,147
Gross unrealized gain	11,595,524	16,155,447
Gross unrealized loss	(16,298,161)	(19,748,933)
Net unrealized security loss	$(4,702,637)	$(3,593,486)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization and wash sales.

Permanent items identified during the fiscal year ended November 30, 2013 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss
Core Fixed Income Fund	$12,176,284	$(12,176,284)
Total Return Fund	16,126,683	(16,126,683)

The permanent differences are primarily attributable to the tax treatment of premium amortization, certain securities and paydown gains and losses.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2013 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Core Fixed Income Fund	$9,358,790,310	$627,533,683	$9,275,645,003	$490,454,583
Total Return Fund	10,258,994,636	944,494,522	10,436,167,141	1,045,261,915

*	Includes U.S. Government sponsored enterprises securities.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Total Return Fund entered into forward foreign currency exchange contracts for the fiscal year ended November 30, 2013 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.

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Notes to Financial Statements (continued)

Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

As of November 30, 2013, the Fund had forward foreign currency exchange contracts with unrealized appreciation of $19,577 and unrealized depreciation of $9,767. Amounts of $189,578 and $11,768 are included in the Statements of Operations related to forward foreign currency exchange contracts under the captions Net realized gain (loss) on investments and foreign currency related transactions and Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies, respectively. The average notional amount of forward foreign currency exchange contracts during the year was $2,625,149.

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

9.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, the Funds may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive

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Notes to Financial Statements (continued)

a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high-yield bonds (also known as “junk” bonds) in which Total Return Fund may invest are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer.

Each Fund’s investment exposure to foreign companies presents increased market, liquidity, currency, political, information and other risks. The cost to a Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates.

Each Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Funds invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

These factors can affect each Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Core Fixed Income Fund	Year Ended November 30, 2013		Year Ended November 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,696,661	$151,389,293	21,040,377	$236,111,852
Converted from Class B*	122,000	1,339,400	181,189	2,034,756
Reinvestment of distributions	1,469,341	16,226,178	1,618,272	18,046,998
Shares reacquired	(20,326,086)	(222,400,388)	(13,315,330)	(149,363,072)
Increase (decrease)	(5,038,084)	$(53,445,517)	9,524,508	$106,830,534

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Notes to Financial Statements (continued)

Core Fixed Income Fund	Year Ended November 30, 2013		Year Ended November 30, 2012
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	50,791	$560,546	95,805	$1,071,632
Reinvestment of distributions	30,690	338,995	54,209	600,659
Shares reacquired	(338,955)	(3,695,317)	(252,290)	(2,818,295)
Converted to Class A*	(122,368)	(1,339,400)	(181,745)	(2,034,756)
Decrease	(379,842)	$(4,135,176)	(284,021)	$(3,180,760)

Class C Shares
Shares sold	2,412,132	$26,681,055	4,810,380	$53,720,906
Reinvestment of distributions	311,847	3,436,004	372,010	4,124,075
Shares reacquired	(6,259,836)	(68,129,217)	(2,954,440)	(33,005,266)
Increase (decrease)	(3,535,857)	$(38,012,158)	2,227,950	$24,839,715

Class F Shares
Shares sold	13,409,677	$148,203,846	16,669,884	$186,739,870
Reinvestment of distributions	1,052,924	11,619,300	1,139,359	12,706,084
Shares reacquired	(16,161,067)	(177,536,230)	(10,639,205)	(119,608,565)
Increase (decrease)	(1,698,466)	$(17,713,084)	7,170,038	$79,837,389

Class I Shares
Shares sold	33,471,262	$369,405,546	5,560,646	$62,252,940
Reinvestment of distributions	816,082	8,940,427	507,025	5,646,554
Shares reacquired	(6,896,489)	(76,208,979)	(5,079,690)	(56,475,055)
Increase	27,390,855	$302,136,994	987,981	$11,424,439

Class P Shares
Shares sold	57,278	$652,901	4,533	$50,871
Reinvestment of distributions	1,544	17,256	1,216	13,588
Shares reacquired	(77,685)	(866,985)	(7,058)	(80,274)
Decrease	(18,863)	$(196,828)	(1,309)	$(15,815)

Class R2 Shares
Shares sold	190,427	$2,111,333	82,860	$927,754
Reinvestment of distributions	106	1,168	165	1,834
Shares reacquired	(172,019)	(1,911,202)	(57,908)	(648,699)
Increase	18,514	$201,299	25,117	$280,889

Class R3 Shares
Shares sold	822,279	$9,051,551	1,170,845	$13,131,219
Reinvestment of distributions	67,019	740,403	71,319	795,094
Shares reacquired	(811,115)	(8,900,100)	(737,618)	(8,264,115)
Increase	78,183	$891,854	504,546	$5,662,198
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

79

Notes to Financial Statements (continued)

Total Return Fund	Year Ended November 30, 2013		Year Ended November 30, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	27,189,407	$289,843,486	32,007,942	$345,749,731
Converted from Class B*	284,631	3,013,894	302,005	3,255,894
Reinvestment of distributions	4,307,451	45,748,917	5,409,716	57,751,705
Shares reacquired	(35,876,650)	(377,433,146)	(20,710,173)	(223,483,790)
Increase (decrease)	(4,095,161)	$(38,826,849)	17,009,490	$183,273,540

Class B Shares
Shares sold	143,905	$1,539,567	199,477	$2,150,582
Reinvestment of distributions	94,888	1,008,782	186,545	1,983,637
Shares reacquired	(618,000)	(6,497,965)	(552,012)	(5,956,914)
Converted to Class A*	(284,900)	(3,013,894)	(302,321)	(3,255,894)
Decrease	(664,107)	$(6,963,510)	(468,311)	$(5,078,589)

Class C Shares
Shares sold	4,455,414	$47,619,227	6,443,842	$69,397,177
Reinvestment of distributions	650,588	6,911,793	831,756	8,862,126
Shares reacquired	(8,424,331)	(88,441,466)	(3,699,595)	(39,883,068)
Increase (decrease)	(3,318,329)	$(33,910,446)	3,576,003	$38,376,235

Class F Shares
Shares sold	10,098,949	$107,053,703	14,636,645	$157,688,359
Reinvestment of distributions	2,075,191	22,087,871	4,922,694	52,437,405
Shares reacquired	(32,081,284)	(341,778,359)	(34,629,957)	(372,538,180)
Decrease	(19,907,144)	$(212,636,785)	(15,070,618)	$(162,412,416)

Class I Shares
Shares sold	6,418,877	$68,355,213	4,049,632	$43,794,736
Reinvestment of distributions	367,306	3,903,720	308,458	3,308,763
Shares reacquired	(5,310,616)	(55,621,325)	(1,308,835)	(14,186,950)
Increase	1,475,567	$16,637,608	3,049,255	$32,916,549

Class P Shares
Shares sold	51,544	$546,329	144,302	$1,561,779
Reinvestment of distributions	16,965	181,225	52,036	556,278
Shares reacquired	(150,472)	(1,614,624)	(545,397)	(5,912,134)
Decrease	(81,963)	$(887,070)	(349,059)	$(3,794,077)

Class R2 Shares
Shares sold	149,983	$1,586,442	321,062	$3,449,856
Reinvestment of distributions	6,866	72,853	4,774	51,147
Shares reacquired	(194,959)	(2,063,882)	(402,413)	(4,361,012)
Decrease	(38,110)	$(404,587)	(76,577)	$(860,009)

80

Notes to Financial Statements (concluded)

		Year Ended		Year Ended
Total Return Fund	November 30, 2013		November 30, 2012
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	3,185,847	$33,421,227	2,343,657	$25,236,321
Reinvestment of distributions	234,269	2,486,239	293,470	3,132,820
Shares reacquired	(2,838,631)	(29,778,475)	(1,443,273)	(15,584,455)
Increase	581,485	$6,128,991	1,193,854	$12,784,686
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

12.	RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011-11 and ASU 2013-01 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact the adoption of ASU 2011-11 and ASU 2013-01 will have on the Funds’ financial statement disclosures.

81

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Lord Abbett Investment Trust and the Shareholders of Lord Abbett Core Fixed Income Fund and Lord Abbett Total Return Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Core Fixed Income Fund and Lord Abbett Total Return Fund (collectively, the “Funds”), two of the twelve funds constituting the Lord Abbett Investment Trust (the “Trust”) as of November 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
January 29, 2014

82

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board elects officers who are responsible for the day-to-day operations of the Funds and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Trust’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Trustee

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Trust as defined in the Act. Ms. Foster is a director/trustee and officer of each of the 12 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years
Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.
Other Directorships: None.

Independent Trustees

The following Independent Trustees also are directors/trustees of each of the 12 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994; Chairman since 2013	Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 – 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 – 2010).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 – 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 – 2008).

83

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years
Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Trustee since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 – 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Lend Lease Corporation Limited, an international retail and residential property group (2006 – 2012).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000	Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2012	Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 – 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978 – 2009); and Officer and Director of Trinsum Group, a holding company (2007 – 2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of Synageva BioPharma Corp., a biopharmaceutical company (2009 – 2011).

84

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All of the officers of the Trust also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 1998	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Alan R. Kurtz (1976)	Executive Vice President	Elected in 2013	Portfolio Manager, joined Lord Abbett in 2000.

Jeffrey D. Lapin (1967)	Executive Vice President	Elected in 2012	Portfolio Manager, joined Lord Abbett in 2012 and was formerly a Managing Director at Post Advisory Group, an asset management firm specializing in high yield securities (2005 – 2012).

Robert A. Lee (1969)	Executive Vice President	Elected in 1998	Partner and Director of Taxable Fixed Income, joined Lord Abbett in 1997.

Andrew H. O’Brien (1973)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Steven F. Rocco (1979)	Executive Vice President	Elected in 2010	Partner and Portfolio Manager, joined Lord Abbett in 2004.

Christopher J. Towle (1957)	Executive Vice President	Elected in 1999	Partner and Director, joined Lord Abbett in 1987.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial and Operations Officer, joined Lord Abbett in 1999.

85

Basic Information About Management (concluded)

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Chief Compliance Officer, Vice President and Secretary	Elected as Vice President and Secretary in 1997 and Chief Compliance Officer in 2013	Partner, General Counsel, and Chief Compliance Officer, joined Lord Abbett in 1997.

Jerald M. Lanzotti (1967)	Vice President	Elected in 2012	Partner and Portfolio Manager, joined Lord Abbett in 1996.

Hyun Lee (1970)	Vice President	Elected in 2013	Portfolio Manager, joined Lord Abbett in 2001.

Steven M. Lipper (1961)	Vice President	Elected in 2011	Director, Product Management, joined Lord Abbett in 2004.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Kewjin Yuoh (1971)	Vice President	Elected in 2011	Partner and Portfolio Manager, joined Lord Abbett in 2010 and was formerly a Senior Vice President-Director of Fundamental Research and Senior Portfolio at Alliance Bernstein, LLP (2003 – 2010).

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Trust’s Trustees. It is available free upon request.

86

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

For foreign shareholders, all of the income distributions paid by Core Fixed Income Fund and Total Return Fund represent interest-related dividends.

Additionally, of the distributions paid to shareholders during the fiscal year ended November 30, 2013, the following amounts represent capital gains:

Fund Name	Short-Term	Long-Term
Core Fixed Income Fund	$16,170,631	$ 2,502,446
Total Return Fund	$30,103,119	$10,362,650

87

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Investment Trust

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Core Fixed Income Fund Lord Abbett Total Return Fund	LACCBE-2-1113 (01/14)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended November 30, 2013 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow and Robert B. Calhoun, Jr. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended November 30, 2013 and 2012 by the Registrant's principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, "Deloitte") were as follows:

	Fiscal year ended:
	2013	2012
Audit Fees {a}	$607,000	$525,500
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	607,000	525,000

Tax Fees {b}	119,152	111,686
All Other Fees	- 0 -	- 0 -

Total Fees	$726,152	$637,186

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended November 30, 2013 and 2012 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended November 30, 2013 and 2012 were:

	Fiscal year ended:
	2013	2012
All Other Fees {a}	$180,602	$178,975

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended November 30, 2013 and 2012 were:

	Fiscal year ended:
	2013		2012
All Other Fees	$	- 0 -	$	- 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer
Date: January 27, 2014

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: January 27, 2014

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: January 27, 2014